                         VINTAGE 3(SM) VARIABLE ANNUITY
                         VINTAGE L(SM) VARIABLE ANNUITY
                         VINTAGE II(SM) VARIABLE ANNUITY
                   VINTAGE II (SERIES II)(SM) VARIABLE ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008


1. COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Separate Account Nine for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.


In connection with the combination of the Former Separate Account with and into the Separate Account (the "Combination"), we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR PROSPECTUS TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

The Combination does not affect you in any way. More particularly:

     - There are no changes in our obligations or your rights and benefits under the Contract as a result of the Combination.
     - Your Contract Value is not affected by the Combination and no charges have been or will be imposed in connection therewith.
     - The Variable Funding Options available under your Contract have not changed as a result of the Combination.
     - Your Contract Value is allocated to the same Variable Funding Options (with the same Accumulation Unit values or Annuity Unit values) as it was before the Combination.
     - The Combination does not result in any federal income tax consequences to you.

After the Combination, the financial statements will report assets and liabilities on a combined basis. The financial statements also will combine any subaccounts that invest in the same Variable Funding Option and illustrate unit values as a range.

If you have any questions, please contact us at 800-842-9325.

2. FEE TABLES

Expenses shown in the fee tables do not include any premium taxes of up to 3.5% (see "Charges and Deductions--Premium Tax") or other taxes, which may apply.

3. THE ANNUITY CONTRACT--THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

4. OTHER INFORMATION--CONFORMITY WITH STATE AND FEDERAL LAWS

The Prospectus describes all material features and benefits of the Contract. The language in the Prospectus determines your rights under the federal securities laws.

5. OTHER INFORMATION--THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                         VINTAGE II(SM) VARIABLE ANNUITY
                   VINTAGE II (SERIES II)(SM) VARIABLE ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006


1.  COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Separate Account Nine for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


In connection with the combination of the Former Separate Account with and into the Separate Account, we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR STATEMENT OF ADDITIONAL INFORMATION ("SAI") TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

If you have any questions, please contact us at 800-842-9325.

2.  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The following paragraph replaces the section on "Independent Registered Public Accounting Firm" in the SAI:

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information Supplement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

3.  COMPANY LOCATION

Effective September 22, 2008, MetLife Insurance Company of Connecticut is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged All Cap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus Mid Cap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares) Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)

                                   APPENDIX A

MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPI Total Return Subaccount (Class II)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AIM V.I. MID CAP                       ALGER AMERICAN   AMERICAN FUNDS
                                 CORE EQUITY    AIM V.I. UTILITIES  LEVERAGED ALLCAP  GLOBAL GROWTH
                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                 (SERIES II)        (SERIES I)          (CLASS S)        (CLASS 2)
                              ----------------  ------------------  ----------------  --------------
ASSETS:
   Investments at fair value     $2,855,634         $2,730,393         $4,041,927      $24,071,615
                                 ----------         ----------         ----------      -----------
         Total Assets             2,855,634          2,730,393          4,041,927       24,071,615
                                 ----------         ----------         ----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                 427                397                588            3,588
      Administrative fees                35                 34                 50              299
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --               --
                                 ----------         ----------         ----------      -----------
         Total Liabilities              462                431                638            3,887
                                 ----------         ----------         ----------      -----------
NET ASSETS                       $2,855,172         $2,729,962         $4,041,289      $24,067,728
                                 ==========         ==========         ==========      ===========

   The accompanying notes are an integral part of these financial statements.

                              AMERICAN FUNDS  AMERICAN FUNDS                           DREYFUS
                               GROWTH-INCOME      GROWTH      CREDIT SUISSE TRUST    MIDCAP STOCK
                                SUBACCOUNT      SUBACCOUNT     GLOBAL SMALL CAP       SUBACCOUNT
                                 (CLASS 2)       (CLASS 2)        SUBACCOUNT       (SERVICE SHARES)
                              --------------  --------------  -------------------  ----------------
ASSETS:
   Investments at fair value    $44,988,255     $55,788,573         $684,699          $4,433,720
                                -----------     -----------         --------          ----------
         Total Assets            44,988,255      55,788,573          684,699           4,433,720
                                -----------     -----------         --------          ----------
LIABILITIES:
   Other payables
      Insurance charges               6,805           8,342              103                 661
      Administrative fees               558             693                9                  55
   Due to MetLife Insurance
      Company of Connecticut             --              --               --                  --
                                -----------     -----------         --------          ----------
         Total Liabilities            7,363           9,035              112                 716
                                -----------     -----------         --------          ----------
NET ASSETS                      $44,980,892     $55,779,538         $684,587          $4,433,004
                                ===========     ===========         ========          ==========

   The accompanying notes are an integral part of these financial statements.

                               DREYFUS SOCIALLY     DREYFUS VIF         DREYFUS VIF         DWS VIT
                              RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                              ------------------  ----------------  ------------------  ----------------
ASSETS:
   Investments at fair value       $279,745           $2,400,273         $7,239,029        $5,511,473
                                   --------           ----------         ----------        ----------
         Total Assets               279,745            2,400,273          7,239,029         5,511,473
                                   --------           ----------         ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  43                  357              1,096               815
      Administrative fees
   Due to MetLife Insurance               3                   30                 90                68
      Company of Connecticut             --                   --                 --                --
                                   --------           ----------         ----------        ----------
         Total Liabilities               46                  387              1,186               883
                                   --------           ----------         ----------        ----------
NET ASSETS                         $279,699           $2,399,886         $7,237,843        $5,510,590
                                   ========           ==========         ==========        ==========

                                 DWS VIT RREEF                DWSI
                              REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES
                                    SUBACCOUNT              SUBACCOUNT
                                     (CLASS B)               (CLASS B)
                              ----------------------  --------------------
ASSETS:
   Investments at fair value        $5,103,483               $3,807,476
                                    ----------               ----------
      Total Assets                   5,103,483                3,807,476
                                    ----------               ----------
LIABILITIES:
   Other payables
      Insurance charges                    764                      571
      Administrative fees
   Due to MetLife Insurance                 62                       48
      Company of Connecticut                --                       --
                                    ----------               ----------
         Total Liabilities                 826                      619
                                    ----------               ----------
NET ASSETS                          $5,102,657               $3,806,857
                                    ==========               ==========

   The accompanying notes are an integral part of these financial statements.

                                 DWSII       DWSI          DWSI             DWSI
                               BALANCED      BOND     CAPITAL GROWTH  GROWTH & INCOME
                              SUBACCOUNT  SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                               (CLASS B)   (CLASS B)    (CLASS B)        (CLASS B)
                              ----------  ----------  --------------  ---------------
ASSETS:
   Investments at fair value  $3,697,679   $526,477     $7,944,200       $6,122,033
                              ----------   --------     ----------       ----------
         Total Assets          3,697,679    526,477      7,944,200        6,122,033
                              ----------   --------     ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges              570         77          1,207              987
      Administrative fees             46          7             98               76
   Due to MetLife Insurance
      Company of Connecticut          --         --             --               --
                              ----------   --------     ----------       ----------
         Total Liabilities           616         84          1,305            1,063
                              ----------   --------     ----------       ----------
NET ASSETS                    $3,697,063   $526,393     $7,942,895       $6,120,970
                              ==========   ========     ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                  DWSI          DWSII           DWSII          DWSII             DWSII                 DWSII
                              HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP  CONSERVATIVE ALLOCATION  CORE FIXED INCOME
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT       SUBACCOUNT              SUBACCOUNT
                               (CLASS B)     (CLASS B)       (CLASS B)       (CLASS B)        (CLASS B)              (CLASS B)
                              -----------  -------------  ----------------  ----------  -----------------------  ------------------
ASSETS:
   Investments at fair value   $2,893,172    $5,793,025      $4,714,018     $5,881,372        $11,019,224            $6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Assets           2,893,172     5,793,025       4,714,018      5,881,372         11,019,224             6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
LIABILITIES:
   Other payables
      Insurance charges               445           912             726            885              1,652                   993
      Administrative fees              36            72              58             73                136                    83
   Due to MetLife Insurance
      Company of Connecticut           --            --              --             --                 --                    --
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Liabilities            481           984             784            958              1,788                 1,076
                               ----------    ----------      ----------     ----------        -----------            ----------
NET ASSETS                     $2,892,691    $5,792,041      $4,713,234     $5,880,414        $11,017,436            $6,717,628
                               ==========    ==========      ==========     ==========        ===========            ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII            DWSII DREMAN         DWSII DREMAN          DWSII
                              DAVIS VENTURE VALUE  HIGH RETURN EQUITY  SMALL MID CAP VALUE  GLOBAL THEMATIC
                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                   (CLASS B)            (CLASS B)           (CLASS B)          (CLASS B)
                              -------------------  ------------------  -------------------  ---------------
ASSETS:
   Investments at fair value      $10,210,680          $17,533,632          $8,142,916         $4,975,405
                                  -----------          -----------          ----------         ----------
         Total Assets              10,210,680           17,533,632           8,142,916          4,975,405
                                  -----------          -----------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,554                2,556               1,228                755
      Administrative fees                 126                  216                 101                 62
   Due to MetLife Insurance
      Company of Connecticut               --                   --                  --                 --
                                  -----------          -----------          ----------         ----------
         Total Liabilities              1,680                2,772               1,329                817
                                  -----------          -----------          ----------         ----------
NET ASSETS                        $10,209,000          $17,530,860          $8,141,587         $4,974,588
                                  ===========          ===========          ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII
                              GOVERNMENT & AGENCY        DWSII           DWSII
                                   SECURITIES      GROWTH ALLOCATION  HIGH INCOME
                                   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)           (CLASS B)       (CLASS B)
                              -------------------  -----------------  -----------
ASSETS:
   Investments at fair value       $1,496,424         $17,863,295      $4,937,779
                                   ----------         -----------      ----------
         Total Assets               1,496,424          17,863,295       4,937,779
                                   ----------         -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                   228               2,708             742
      Administrative fees                  18                 221              61
   Due to MetLife Insurance
      Company of Connecticut               --                 --               --
                                   ----------         -----------      ----------
         Total Liabilities                246               2,929             803
                                   ----------         -----------      ----------
NET ASSETS                         $1,496,178         $17,860,366      $4,936,976
                                   ==========         ===========      ==========

                              DWSII INTERNATIONAL    DWSII JANUS         DWSII
                                 SELECT EQUITY     GROWTH & INCOME  LARGE CAP VALUE
                                  SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)          (CLASS B)        (CLASS B)
                              -------------------  ---------------  ---------------
ASSETS:
   Investments at fair value       $6,359,240         $2,243,087       $3,178,408
                                   ----------         ----------       ----------
         Total Assets               6,359,240          2,243,087        3,178,408
                                   ----------         ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                   987                347              491
      Administrative fees                  79                 28               40
Due to MetLife Insurance
   Company of Connecticut                  --                 --               --
                                   ----------         ----------       ----------
      Total Liabilities                 1,066                375              531
                                   ----------         ----------       ----------
NET ASSETS                         $6,358,174         $2,242,712       $3,177,877
                                   ==========         ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                   DWSII              DWSII            DWSII          DWSII
                              MID CAP GROWTH  MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                 (CLASS B)         (CLASS B)         (CLASS B)       (CLASS B)
                              --------------  -------------------  ------------  ----------------
ASSETS:
   Investments at fair value    $964,295         $17,240,810        $4,766,123     $3,151,441
                                --------         -----------        ----------     ----------
         Total Assets            964,295          17,240,810         4,766,123      3,151,441
                                --------         -----------        ----------     ----------
LIABILITIES:
   Other payables
      Insurance charges              134               2,615               682            501
      Administrative fees             12                 213                59             39
   Due to MetLife Insurance
      Company of Connecticut          --                  --                --             --
                                --------         -----------        ----------     ----------
         Total Liabilities           146               2,828               741            540
                                --------         -----------        ----------     ----------
NET ASSETS                      $964,149         $17,237,982        $4,765,382     $3,150,901
                                ========         ===========        ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                                              DWSII                             FIDELITY VIP                        FTVIPT FRANKLIN
                                 DWSII    TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL      FIDELITY VIP    RISING DIVIDENDS
                              TECHNOLOGY      GROWTH          CONTRAFUND        APPRECIATION         MID CAP          SECURITIES
                              SUBACCOUNT    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                               (CLASS B)    (CLASS B)     (SERVICE CLASS 2)  (SERVICE CLASS 2)  (SERVICE CLASS 2)      (CLASS 2)
                              ----------  --------------  -----------------  -----------------  -----------------  ----------------
ASSETS:
   Investments at fair value  $1,543,034    $2,585,960       $25,971,107        $1,484,573        $30,671,393        $13,499,890
         Total Assets         ----------    ----------       -----------        ----------        -----------        -----------
                               1,543,034     2,585,960        25,971,107         1,484,573         30,671,393         13,499,890
LIABILITIES:                  ----------    ----------       -----------        ----------        -----------        -----------
   Other payables
      Insurance charges              228           406             3,868               212              4,463              1,965
      Administrative fees             19            32               322                18                381                168
   Due to MetLife Insurance
      Company of Connecticut          --            --                --                --                 --                 --
                              ----------    ----------       -----------        ----------        -----------        -----------
         Total Liabilities           247           438             4,190               230              4,844              2,133
                              ----------    ----------       -----------        ----------        -----------        -----------
NET ASSETS                    $1,542,787    $2,585,522       $25,966,917        $1,484,343        $30,666,549        $13,497,757
                              ==========    ==========       ===========        ==========        ===========        ===========


   The accompanying notes are an integral part of these financial statements.

                               FTVIPT FRANKLIN    FTVIPT TEMPLETON                          JANUS ASPEN
                                SMALL MID-CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON      GLOBAL LIFE
                              GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES      SCIENCES
                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                   (CLASS 2)          (CLASS 2)           (CLASS 2)      (SERVICE SHARES)
                              -----------------  ------------------  ------------------  ----------------
ASSETS:
   Investments at fair value      $7,329,984         $17,565,342         $21,789,963         $305,965
                                  ----------         -----------         -----------         --------
         Total Assets              7,329,984          17,565,342          21,789,963          305,965
                                  ----------         -----------         -----------         --------
LIABILITIES:
   Other payables
      Insurance charges                1,032               2,551               3,201               43
      Administrative fees                 91                 216                 269                4
   Due to MetLife Insurance
      Company of Connecticut              --                  --                  --               --
                                  ----------         -----------         -----------         --------
         Total Liabilities             1,123               2,767               3,470               47
                                  ----------         -----------         -----------         --------
NET ASSETS                        $7,328,861         $17,562,575         $21,786,493         $305,918
                                  ==========         ===========         ===========         ========

   The accompanying notes are an integral part of these financial statements.

                                 JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET          LMPVET        LMPVET
                              GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH  APPRECIATION  EQUITY INDEX
                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               (SERVICE SHARES)  (SERVICE SHARES)      (CLASS I)          (CLASS II)       (CLASS I)    (CLASS II)
                              -----------------  ----------------  -----------------  -----------------  ------------  ------------
ASSETS:
   Investments at fair value      $2,856,610         $289,994          $7,205,488         $6,942,448      $1,645,885    $13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Assets              2,856,610          289,994           7,205,488          6,942,448       1,645,885     13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
LIABILITIES:
   Other payables
      Insurance charges                  427               43               1,082              1,030             242          1,929
      Administrative fees                 35                4                  90                 86              20            163
   Due to MetLife Insurance
      Company of Connecticut              --               --                  --                 --              --             --
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Liabilities               462               47               1,172              1,116             262          2,092
                                  ----------         --------          ----------         ----------      ----------    -----------
NET ASSETS                        $2,856,148         $289,947          $7,204,316         $6,941,332      $1,645,623    $13,107,668
                                  ==========         ========          ==========         ==========      ==========    ===========

   The accompanying notes are an integral part of these financial statements.

                                   LMPVET          LMPVET         LMPVET            LMPVET
                              FUNDAMENTAL VALUE   INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                  (CLASS I)       (CLASS I)      (CLASS I)         (CLASS I)
                              -----------------  ----------  ----------------  ----------------
ASSETS:
   Investments at fair value      $4,590,855     $3,080,115     $2,440,026        $4,921,726
                                  ----------     ----------     ----------        ----------
         Total Assets              4,590,855      3,080,115      2,440,026         4,921,726
                                  ----------     ----------     ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  669            458            368               736
      Administrative fees                 56             38             30                61
   Due to MetLife Insurance
      Company of Connecticut              --             --             --                --
                                  ----------     ----------     ----------        ----------
         Total Liabilities               725            496            398               797
                                  ----------     ----------     ----------        ----------
NET ASSETS                        $4,590,130     $3,079,619     $2,439,628        $4,920,929
                                  ==========     ==========     ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                      MIST
                                                      LMPVET           LMPVIT     BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK
                                   LMPVET       CAPITAL AND INCOME   ADJUSTABLE  MID-CAP STOCK    HIGH YIELD    LARGE-CAP CORE
                              SOCIAL AWARENESS      SUBACCOUNT      RATE INCOME    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                 SUBACCOUNT         (CLASS II)       SUBACCOUNT    (CLASS A)       (CLASS A)       (CLASS E)
                              ----------------  ------------------  -----------  -------------  --------------  --------------
ASSETS:
   Investments at fair value     $1,016,608         $4,785,578       $2,424,118    $5,296,486     $11,726,776     $4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Assets             1,016,608          4,785,578        2,424,118     5,296,486      11,726,776      4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                 143                679              361           764           1,579            658
      Administrative fees                12                 59               30            66             144             53
   Due to MetLife Insurance
      Company of Connecticut             --              3,867               --            --              --             --
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Liabilities              155              4,605              391           830           1,723            711
                                 ----------         ----------       ----------    ----------     -----------     ----------
NET ASSETS                       $1,016,453         $4,780,973       $2,423,727    $5,295,656     $11,725,053     $4,251,778
                                 ==========         ==========       ==========    ==========     ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                MIST DREMAN    HARRIS OAKMARK      MIST          MIST
                              SMALL-CAP VALUE  INTERNATIONAL   JANUS FORTY  LAZARD MID-CAP
                                SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                 (CLASS A)       (CLASS A)      (CLASS A)     (CLASS B)
                              ---------------  --------------  -----------  --------------
ASSETS:
   Investments at fair value      $499,083       $7,221,372    $10,612,239     $430,006
                                  --------       ----------    -----------     --------
         Total Assets              499,083        7,221,372     10,612,239      430,006
                                  --------       ----------    -----------     --------
LIABILITIES:
   Other payables
      Insurance charges                 72            1,090          1,552           62
      Administrative fees                6               89            132            5
   Due to MetLife Insurance
      Company of Connecticut            --               --             --           --
                                  --------       ----------    -----------     --------
         Total Liabilities              78            1,179          1,684           67
                                  --------       ----------    -----------     --------
NET ASSETS                        $499,005       $7,220,193    $10,610,555     $429,939
                                  ========       ==========    ===========     ========

   The accompanying notes are an integral part of these financial statements.

                                      MIST
                              LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT
                                 MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME
                                   SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                   (CLASS A)           (CLASS A)         (CLASS B)
                              -------------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $4,379,421         $3,988,384        $28,512,995
                                   ----------         ----------        -----------
         Total Assets               4,379,421          3,988,384         28,512,995
                                   ----------         ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                   654                595              3,742
      Administrative fees                  54                 49                354
   Due to MetLife Insurance
      Company of Connecticut               --                 --                 --
                                   ----------         ----------        -----------
         Total Liabilities                708                644              4,096
                                   ----------         ----------        -----------
NET ASSETS                         $4,378,713         $3,987,740        $28,508,899
                                   ==========         ==========        ===========

                              MIST LORD ABBETT      MIST MET/AIM          MIST MET/AIM
                                MID-CAP VALUE   CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                 SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)           (CLASS A)             (CLASS E)
                              ----------------  --------------------  --------------------
ASSETS:
   Investments at fair value     $12,279,411         $2,899,011            $6,777,774
                                 -----------         ----------            ----------
         Total Assets             12,279,411          2,899,011             6,777,774
                                 -----------         ----------            ----------
LIABILITIES:
   Other payables
      Insurance charges                1,832                428                   973
      Administrative fees                152                 36                    84
   Due to MetLife Insurance
      Company of Connecticut              --                 --                    --
                                 -----------         ----------            ----------
         Total Liabilities             1,984                464                 1,057
                                 -----------         ----------            ----------
NET ASSETS                       $12,277,427         $2,898,547            $6,776,717
                                 ===========         ==========            ==========

   The accompanying notes are an integral part of these financial statements.

                                                     MIST            MIST
                                MIST MET/AIM     MFS EMERGING    MFS RESEARCH     MIST
                              SMALL CAP GROWTH  MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                 (CLASS A)         (CLASS A)      (CLASS B)     (CLASS A)
                              ----------------  --------------  -------------  ----------
ASSETS:
   Investments at fair value      $439,458        $6,019,504      $2,036,191   $9,217,868
                                  --------        ----------      ----------   ----------
         Total Assets              439,458         6,019,504       2,036,191    9,217,868
                                  --------        ----------      ----------   ----------
LIABILITIES:
   Other payables
      Insurance charges                 65               875             292        1,374
      Administrative fees                5                75              25          114
   Due to MetLife Insurance
      Company of Connecticut            --                --              --           --
                                  --------        ----------      ----------   ----------
         Total Liabilities              70               950             317        1,488
                                  --------        ----------      ----------   ----------
NET ASSETS                        $439,388        $6,018,554      $2,035,874   $9,216,380
                                  ========        ==========      ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                    MIST                MIST               MIST
                              NEUBERGER BERMAN       OPPENHEIMER      PIMCO INFLATION      MIST
                                REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                 (CLASS A)            (CLASS B)          (CLASS A)      (CLASS A)
                              ----------------  --------------------  ---------------  ------------
ASSETS:
   Investments at fair value     $12,979,313         $6,810,890         $11,978,775     $1,096,201
                                 -----------         ----------         -----------     ----------
         Total Assets             12,979,313          6,810,890          11,978,775      1,096,201
                                 -----------         ----------         -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                1,851                979               1,745            156
      Administrative fees                158                 84                 147             13
   Due to MetLife Insurance
      Company of Connecticut              --                 --                  --             --
                                 -----------         ----------         -----------     ----------
         Total Liabilities             2,009              1,063               1,892            169
                                 -----------         ----------         -----------     ----------
NET ASSETS                       $12,977,304         $6,809,827         $11,976,883     $1,096,032
                                 ===========         ==========         ===========     ==========

                                     MIST              MIST
                              PIONEER STRATEGIC   THIRD AVENUE
                                   INCOME        SMALL CAP VALUE
                                 SUBACCOUNT        SUBACCOUNT
                                  (CLASS A)         (CLASS B)
                              -----------------  ---------------
ASSETS:
   Investments at fair value      $9,598,429       $23,373,093
                                  ----------       -----------
         Total Assets              9,598,429        23,373,093
                                  ----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                1,400             3,402
      Administrative fees                118               290
   Due to MetLife Insurance
      Company of Connecticut              --                --
                                  ----------       -----------
         Total Liabilities             1,518             3,692
                                  ----------       -----------
NET ASSETS                        $9,596,911       $23,369,401
                                  ==========       ===========

   The accompanying notes are an integral part of these financial statements.

                                MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK       MSF
                              AGGRESSIVE GROWTH   BOND INCOME    MONEY MARKET  FI LARGE CAP
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                  (CLASS D)        (CLASS A)      (CLASS A)      (CLASS A)
                              -----------------  -------------  -------------  ------------
ASSETS:
   Investments at fair value      $5,818,822       $8,452,200    $34,542,169    $4,555,852
                                  ----------       ----------    -----------    ----------
         Total Assets              5,818,822        8,452,200     34,542,169     4,555,852
                                  ----------       ----------    -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges                  834            1,225          5,132           688
      Administrative fees                 72              104            426            57
   Due to MetLife Insurance
      Company of Connecticut              --               --             --            --
                                  ----------       ----------    -----------    ----------
         Total Liabilities               906            1,329          5,558           745
                                  ----------       ----------    -----------    ----------
NET ASSETS                        $5,817,916       $8,450,871    $34,536,611    $4,555,107
                                  ==========       ==========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       MSF METLIFE       MSF METLIFE
                                     MSF             MSF METLIFE       CONSERVATIVE    CONSERVATIVE TO
                              FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION
                                 SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                  (CLASS D)           (CLASS B)         (CLASS B)         (CLASS B)
                              ----------------  ---------------------  ------------  -------------------
ASSETS:
   Investments at fair value     $11,078,851          $2,058,480        $2,799,822        $3,940,255
                                 -----------          ----------        ----------        ----------
         Total Assets             11,078,851           2,058,480         2,799,822         3,940,255
                                 -----------          ----------        ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                1,658                 337               447               582
      Administrative fees                137                  25                34                48
   Due to MetLife Insurance
      Company of Connecticut              --                  --                --                --
                                 -----------          ----------        ----------        ----------
         Total Liabilities             1,795                 362               481               630
                                 -----------          ----------        ----------        ----------
NET ASSETS                       $11,077,056          $2,058,118        $2,799,341        $3,939,625
                                 ===========          ==========        ==========        ==========

                                                        MSF METLIFE
                                  MSF METLIFE           MODERATE TO
                              MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                   SUBACCOUNT            SUBACCOUNT
                                   (CLASS B)             (CLASS B)
                              -------------------  ---------------------
ASSETS:
   Investments at fair value      $12,646,298          $6,675,290
                                  -----------          ----------
         Total Assets              12,646,298           6,675,290
                                  -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,952               1,004
      Administrative fees                 157                  82
   Due to MetLife Insurance
      Company of Connecticut               --                  --
                                  -----------          ----------
         Total Liabilities              2,109               1,086
                                  -----------          ----------
NET ASSETS                        $12,644,189          $6,674,204
                                  ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                               MSF              MSF
                                 MSF MFS       MSF MFS     OPPENHEIMER     T. ROWE PRICE
                              TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY   LARGE CAP GROWTH
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                               (CLASS B)      (CLASS F)     (CLASS B)        (CLASS B)
                              ------------  ------------  -------------  -----------------
ASSETS:
   Investments at fair value   $5,485,040    $33,331,699   $33,278,095      $2,730,610
                               ----------    -----------   -----------      ----------
         Total Assets           5,485,040     33,331,699    33,278,095       2,730,610
                               ----------    -----------   -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges               850          4,894         4,888             394
      Administrative fees              68            412           412              34
   Due to MetLife Insurance
      Company of Connecticut           --             --            --              --
                               ----------    -----------   -----------      ----------
         Total Liabilities            918          5,306         5,300             428
                               ----------    -----------   -----------      ----------
NET ASSETS                     $5,484,122    $33,326,393   $33,272,795      $2,730,182
                               ==========    ===========   ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET
                                  MANAGEMENT           PIMCO VIT            PIONEER
                               U.S. GOVERNMENT        TOTAL RETURN         BOND VCT
                                  SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)      (ADMINISTRATIVE CLASS)   (CLASS II)
                              -----------------  ----------------------  ------------
ASSETS:
   Investments at fair value      $5,929,526           $27,025,149        $9,708,191
                                  ----------           -----------        ----------
         Total Assets              5,929,526            27,025,149         9,708,191
                                  ----------           -----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  767                 3,960             1,396
      Administrative fees                 73                   332               119
   Due to MetLife Insurance
      Company of Connecticut              --                    --                --
                                  ----------           -----------        ----------
         Total Liabilities               840                 4,292             1,515
                                  ----------           -----------        ----------
NET ASSETS                        $5,928,686           $27,020,857        $9,706,676
                                  ==========           ===========        ==========

                                   PIONEER      PIONEER EMERGING       PIONEER
                              CULLEN VALUE VCT     MARKETS VCT    EQUITY INCOME VCT
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                 (CLASS II)        (CLASS II)         (CLASS II)
                              ----------------  ----------------  -----------------
ASSETS:
   Investments at fair value     $8,261,796        $16,569,716       $12,466,829
                                 ----------        -----------       -----------
         Total Assets             8,261,796         16,569,716        12,466,829
                                 ----------        -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges               1,160              2,383             1,701
      Administrative fees               103                205               155
   Due to MetLife Insurance
      Company of Connecticut             --                 --                --
                                 ----------        -----------       -----------
         Total Liabilities            1,263              2,588             1,856
                                 ----------        -----------       -----------
NET ASSETS                       $8,260,533        $16,567,128       $12,464,973
                                 ==========        ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER                     PIONEER IBBOTSON
                                 PIONEER       GLOBAL          PIONEER        AGGRESSIVE
                                FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT   ALLOCATION VCT
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                               (CLASS II)     CLASS II)      (CLASS II)       (CLASS II)
                              -----------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value  $16,553,420    $5,154,571      $13,521,455      $5,526,540
                              -----------    ----------      -----------      ----------
         Total Assets          16,553,420     5,154,571       13,521,455       5,526,540
                              -----------    ----------      -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges             2,454           793            1,908             787
      Administrative fees             206            63              167              68
   Due to MetLife Insurance
      Company of Connecticut           --            --               --              --
                              -----------    ----------      -----------      ----------
         Total Liabilities          2,660           856            2,075             855
                              -----------    ----------      -----------      ----------
NET ASSETS                    $16,550,760    $5,153,715      $13,519,380      $5,525,685
                              ===========    ==========      ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                     PIONEER
                              PIONEER IBBOTSON  PIONEER IBBOTSON                       PIONEER                      OAK RIDGE
                                   GROWTH           MODERATE           PIONEER      INTERNATIONAL  PIONEER MID CAP  LARGE CAP
                               ALLOCATION VCT    ALLOCATION VCT   INDEPENDENCE VCT    VALUE VCT       VALUE VCT     GROWTH VCT
                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 (CLASS II)        (CLASS II)        (CLASS II)       (CLASS II)     (CLASS II)     (CLASS II)
                              ----------------  ----------------  ----------------  -------------  ---------------  ----------
ASSETS:
   Investments at fair value    $110,661,932       $56,554,705       $2,297,936       $5,797,434     $11,423,418    $6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Assets            110,661,932        56,554,705        2,297,936        5,797,434      11,423,418     6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges               18,852             9,293              340              829           1,595           885
      Administrative fees              1,367               699               28               72             141            75
   Due to MetLife Insurance
      Company of Connecticut              --                --               --               --              --            --
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Liabilities            20,219             9,992              368              901           1,736           960
                                ------------       -----------       ----------       ----------     -----------    ----------
NET ASSETS                      $110,641,713       $56,544,713       $2,297,568       $5,796,533     $11,421,682    $6,040,592
                                ============       ===========       ==========       ==========     ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                              PIONEER REAL ESTATE  PIONEER SMALL  PIONEER STRATEGIC  VAN KAMPEN LIT
                                  SHARES VCT       CAP VALUE VCT     INCOME VCT         COMSTOCK
                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                  (CLASS II)         (CLASS II)       (CLASS II)       (CLASS II)
                              -------------------  -------------  -----------------  --------------
ASSETS:
   Investments at fair value       $7,785,868        $6,895,810      $22,425,511       $12,613,255
                                   ----------        ----------      -----------       -----------
         Total Assets               7,785,868         6,895,810       22,425,511        12,613,255
                                   ----------        ----------      -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                 1,088               979            3,202             1,865
      Administrative fees                  95                85              276               156
   Due to MetLife Insurance
      Company of Connecticut               --                --               --                --
                                   ----------        ----------      -----------       -----------
         Total Liabilities              1,183             1,064            3,478             2,021
                                   ----------        ----------      -----------       -----------
NET ASSETS                         $7,784,685        $6,894,746      $22,422,033       $12,611,234
                                   ==========        ==========      ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                   VAN KAMPEN
                                 LIT ENTERPRISE
                              SUBACCOUNT (CLASS II)
                              ---------------------
ASSETS:
   Investments at fair value         $189,891
                                     --------
         Total Assets                 189,891
                                     --------
LIABILITIES:
   Other payables
      Insurance charges                    27
      Administrative fees                   2
   Due to MetLife Insurance
      Company of Connecticut               --
                                     --------
         Total Liabilities                 29
                                     --------
NET ASSETS                           $189,862
                                     ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. MID CAP   AIM V.I.   AIM V.I. CAPITAL   ALGER AMERICAN
                                                CORE EQUITY     UTILITIES    APPRECIATION    LEVERAGED ALLCAP
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                (SERIES II)    (SERIES I)   (SERIES II) (a)      (CLASS S)
                                             ----------------  ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  1,345       $ 49,273      $       --         $     --
                                                 --------       --------      ----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                   51,418         44,514          33,013           52,511
      Administrative charges                        4,233          3,801           2,823            4,498
                                                 --------       --------      ----------         --------
         Total expenses                            55,651         48,315          35,836           57,009
                                                 --------       --------      ----------         --------
            Net investment income (loss)          (54,306)           958         (35,836)         (57,009)
                                                 --------       --------      ----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  40,418        127,712              --               --
      Realized gains (losses) on sale of
         investments                               50,016        181,290       1,270,367          139,677
                                                 --------       --------      ----------         --------
            Net realized gains (losses)            90,434        309,002       1,270,367          139,677
                                                 --------       --------      ----------         --------
      Change in unrealized gains (losses)
         on investments                           156,099        104,574        (860,370)         669,548
                                                 --------       --------      ----------         --------
      Net increase (decrease) in net assets
         resulting from operations               $192,227       $414,534      $  374,161         $752,216
                                                 ========       ========      ==========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                              GLOBAL GROWTH   GROWTH-INCOME      GROWTH
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $  622,675     $  705,051       $  433,751
                                               ----------     ----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                  413,178        878,208        1,035,266
      Administrative charges                       34,228         71,925           85,828
                                               ----------     ----------       ----------
         Total expenses                           447,406        950,133        1,121,094
                                               ----------     ----------       ----------
            Net investment income (loss)          175,269       (245,082)        (687,343)
                                               ----------     ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 934,214      1,569,583        3,895,771
      Realized gains (losses) on sale of
         investments                              680,919      1,016,429        1,761,503
                                               ----------     ----------       ----------
            Net realized gains (losses)         1,615,133      2,586,012        5,657,274
                                               ----------     ----------       ----------
      Change in unrealized gains (losses)
         on investments                           854,120       (842,340)         552,156
                                               ----------     ----------       ----------
      Net increase (decrease) in net assets
         resulting from operations             $2,644,522     $1,498,590       $5,522,087
                                               ==========     ==========       ==========

                                              CREDIT SUISSE                        DREYFUS MIDCAP
                                             TRUST EMERGING  CREDIT SUISSE TRUST        STOCK
                                                 MARKETS       GLOBAL SMALL CAP      SUBACCOUNT
                                             SUBACCOUNT (a)      SUBACCOUNT       (SERVICE SHARES)
                                             --------------  -------------------  ----------------
INVESTMENT INCOME:
      Dividends                               $        --         $     --           $  15,504
                                              -----------         --------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                   27,846           14,625              91,534
      Administrative charges                        2,331            1,197               7,658
                                              -----------         --------           ---------
         Total expenses                            30,177           15,822              99,192
                                              -----------         --------           ---------
            Net investment income (loss)          (30,177)         (15,822)            (83,688)
                                              -----------         --------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --               --             606,080
      Realized gains (losses) on sale of
         investments                            1,976,912           66,303              (8,117)
                                              -----------         --------           ---------
            Net realized gains (losses)         1,976,912           66,303             597,963
                                              -----------         --------           ---------
      Change in unrealized gains (losses)
         on investments                        (1,764,857)         (96,614)           (513,759)
                                              -----------         --------           ---------
      Net increase (decrease) in net assets
         resulting from operations            $   181,878         $(46,133)          $     516
                                              ===========         ========           =========

   The accompanying notes are an integral part of these financial statements.

                                              DREYFUS SOCIALLY      DREYFUS VIF       DREYFUS VIF          DWS VIT
                                             RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                              (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                                             ------------------  ----------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $   779           $ 38,516         $    61,518         $ 59,456
                                                   -------           --------         -----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     5,256             44,024             150,099           94,485
      Administrative charges                           427              3,699              12,336            7,850
                                                   -------           --------         -----------         --------
         Total expenses                              5,683             47,723             162,435          102,335
                                                   -------           --------         -----------         --------
            Net investment income (loss)            (4,904)            (9,207)           (100,917)         (42,879)
                                                   -------           --------         -----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                 --           1,075,555               --
      Realized gains (losses) on sale of
         investments                                 9,041             66,377             (73,226)         162,027
                                                   -------           --------         -----------         --------
            Net realized gains (losses)              9,041             66,377           1,002,329          162,027
                                                   -------           --------         -----------         --------
      Change in unrealized gains (losses)
         on investments                             11,045             66,542          (1,967,078)          44,325
                                                   -------           --------         -----------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $15,182           $123,712         $(1,065,666)        $163,473
                                                   =======           ========         ===========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 DWS VIT RREEF                DWSI            DWSII
                                             REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES   BALANCED
                                                   SUBACCOUNT             SUBACCOUNT       SUBACCOUNT
                                                   (CLASS B)               (CLASS B)        (CLASS B)
                                             ----------------------  --------------------  ----------
INVESTMENT INCOME:
      Dividends                                   $    52,812              $  35,463        $115,799
                                                  -----------              ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                      111,958                 65,714          72,813
      Administrative charges                            9,186                  5,337           5,843
                                                  -----------              ---------        --------
         Total expenses                               121,144                 71,051          78,656
                                                  -----------              ---------        --------
            Net investment income (loss)              (68,332)               (35,588)         37,143
                                                  -----------              ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     910,579                244,883              --
      Realized gains (losses) on sale of
         investments                                  201,550                155,433          65,476
                                                  -----------              ---------        --------
            Net realized gains (losses)             1,112,129                400,316          65,476
                                                  -----------              ---------        --------
      Change in unrealized gains (losses)
         on investments                            (2,174,650)              (143,574)         (6,068)
                                                  -----------              ---------        --------
      Net increase (decrease) in net assets
         resulting from operations                $(1,130,853)             $ 221,154        $ 96,551
                                                  ===========              =========        ========

                                                DWSI          DWSI             DWSI
                                                BOND     CAPITAL GROWTH  GROWTH & INCOME
                                             SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                              (CLASS B)     (CLASS B)       (CLASS B)

                                             ----------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                               $ 35,835     $  20,182       $  58,130
                                              --------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                 9,821       145,214         129,624
      Administrative charges                       854        11,834           9,980
                                              --------     ---------       ---------
         Total expenses                         10,675       157,048         139,604
                                              --------     ---------       ---------
            Net investment income (loss)        25,160      (136,866)        (81,474)
                                              --------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --            --          91,145
      Realized gains (losses) on sale of
         investments                           (18,577)      227,802         130,451
                                              --------     ---------       ---------
            Net realized gains (losses)        (18,577)      227,802         221,596
                                              --------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                         (7,337)      646,315        (193,561)
                                              --------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations            $   (754)    $ 737,251       $ (53,439)
                                              ========     =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                DWSI          DWSII            DWSII          DWSII
                                             HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                              (CLASS B)     (CLASS B)        (CLASS B)      (CLASS B)
                                             -----------  -------------  ----------------  ----------
INVESTMENT INCOME:
      Dividends                               $     --      $112,675         $291,880       $  41,090
                                              --------      --------         --------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                52,635       107,724           92,930         109,305
      Administrative charges                     4,236         8,472            7,537           9,063
                                              --------      --------         --------       ---------
         Total expenses                         56,871       116,196          100,467         118,368
                                              --------      --------         --------       ---------
            Net investment income (loss)       (56,871)       (3,521)         191,413         (77,278)
                                              --------      --------         --------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              170,485            --               --         678,183
      Realized gains (losses) on sale of
         investments                            62,968       176,045            7,506         109,032
                                              --------      --------         --------       ---------
            Net realized gains (losses)        233,453       176,045            7,506         787,215
                                              --------      --------         --------       ---------
      Change in unrealized gains (losses)
         on investments                        103,781       448,543          (49,877)       (592,261)
                                              --------      --------         --------       ---------
      Net increase (decrease) in net assets
           resulting from operations          $280,363      $621,067         $149,042       $ 117,676
                                              ========      ========         ========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                             DWSII CONSERVATIVE        DWSII               DWSII
                                                 ALLOCATION      CORE FIXED INCOME  DAVIS VENTURE VALUE
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)           (CLASS B)           (CLASS B)
                                             ------------------  -----------------  -------------------
INVESTMENT INCOME:
      Dividends                                  $ 227,018           $249,050             $  32,127
                                                 ---------           --------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                   207,619            117,038               186,563
      Administrative charges                        17,132              9,741                15,142
                                                 ---------           --------             ---------
         Total expenses                            224,751            126,779               201,705
                                                 ---------           --------             ---------
            Net investment income (loss)             2,267            122,271              (169,578)
                                                 ---------           --------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  306,559                 --               124,347
      Realized gains (losses) on sale of
         investments                                93,163             (1,675)              258,201
                                                 ---------           --------             ---------
            Net realized gains (losses)            399,722             (1,675)              382,548
                                                 ---------           --------             ---------
      Change in unrealized gains (losses)
         on investments                           (108,886)            (7,065)              (15,321)
                                                 ---------           --------             ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 293,103           $113,531             $ 197,649
                                                 =========           ========             =========

                                                                 DWSII DREMAN
                                                DWSII DREMAN     SMALL MID CAP       DWSII
                                             HIGH RETURN EQUITY      VALUE      GLOBAL THEMATIC
                                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                 (CLASS B)         (CLASS B)       (CLASS B)
                                             ------------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $   199,182       $    53,504      $  11,450
                                                -----------       -----------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                    334,160           164,026         88,046
      Administrative charges                         28,301            13,584          7,251
                                                -----------       -----------      ---------
         Total expenses                             362,461           177,610         95,297
                                                -----------       -----------      ---------
            Net investment income (loss)           (163,279)         (124,106)       (83,847)
                                                -----------       -----------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   157,885         1,283,824        654,590
      Realized gains (losses) on sale of
         investments                                363,967           222,419        171,518
                                                -----------       -----------      ---------
            Net realized gains (losses)             521,852         1,506,243        826,108
                                                -----------       -----------      ---------
      Change in unrealized gains (losses)
         on investments                          (1,081,781)       (1,276,884)      (595,507)
                                                -----------       -----------      ---------
      Net increase (decrease) in net assets
         resulting from operations              $  (723,208)      $   105,253      $ 146,754
                                                ===========       ===========      =========

   The accompanying notes are an integral part of these financial statements.

                                                    DWSII
                                             GOVERNMENT & AGENCY        DWSII           DWSII     DWSII INTERNATIONAL
                                                 SECURITIES       GROWTH ALLOCATION  HIGH INCOME     SELECT EQUITY
                                                 SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)           (CLASS B)       (CLASS B)        (CLASS B)
                                             -------------------  -----------------  -----------  -------------------
INVESTMENT INCOME:
      Dividends                                    $ 75,954           $  364,592      $ 408,130         $120,555
                                                   --------           ----------      ---------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     32,482              341,589         98,619          107,422
      Administrative charges                          2,745               27,862          8,206            8,408
                                                   --------           ----------      ---------         --------
         Total expenses                              35,227              369,451        106,825          115,830
                                                   --------           ----------      ---------         --------
            Net investment income (loss)             40,727               (4,859)       301,305            4,725
                                                   --------           ----------      ---------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --              930,469             --          484,245
      Realized gains (losses) on sale of
         investments                                (21,291)             281,044        (43,617)         229,167
                                                   --------           ----------      ---------         --------
            Net realized gains (losses)             (21,291)           1,211,513        (43,617)         713,412
                                                   --------           ----------      ---------         --------
      Change in unrealized gains (losses)
         on investments                              36,490             (561,650)      (347,996)         (41,110)
                                                   --------           ----------      ---------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $ 55,926           $  645,004      $ (90,308)        $677,027
                                                   ========           ==========      =========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               DWSII JANUS         DWSII            DWSII
                                             GROWTH & INCOME  LARGE CAP VALUE  MID CAP GROWTH
                                               SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                (CLASS B)        (CLASS B)        (CLASS B)
                                             ---------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                 $   4,797        $  37,985        $      --
                                                ---------        ---------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                   43,298           54,768           15,358
      Administrative charges                        3,467            4,386            1,335
                                                ---------        ---------        ---------
         Total expenses                            46,765           59,154           16,693
                                                ---------        ---------        ---------
            Net investment income (loss)          (41,968)         (21,169)         (16,693)
                                                ---------        ---------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --          100,919               --
      Realized gains (losses) on sale of
         investments                               99,507           78,336           72,947
                                                ---------        ---------        ---------
            Net realized gains (losses)            99,507          179,255           72,947
                                                ---------        ---------        ---------
      Change in unrealized gains (losses)
         on investments                            35,667          137,069          (10,600)
                                                ---------        ---------        ---------
      Net increase (decrease) in net assets
         resulting from operations              $  93,206        $ 295,155        $  45,654
                                                =========        =========        =========

                                                    DWSII            DWSII            DWSII
                                             MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                                 SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)        (CLASS B)        (CLASS B)
                                             -------------------  ------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 390,433         $ 235,473       $      --
                                                  ---------         ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                    324,843            93,444          59,944
      Administrative charges                         26,424             8,034           4,666
                                                  ---------         ---------       ---------
         Total expenses                             351,267           101,478          64,610
                                                  ---------         ---------       ---------
            Net investment income (loss)             39,166           133,995         (64,610)
                                                  ---------         ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   646,027                --              --
      Realized gains (losses) on sale of
         investments                                214,308                --         104,459
                                                  ---------         ---------       ---------
            Net realized gains (losses)             860,335                --         104,459
                                                  ---------         ---------       ---------
      Change in unrealized gains (losses)
         on investments                            (360,839)               --          61,972
                                                  ---------         ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 538,662         $ 133,995       $ 101,821
                                                  =========         =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                              DWSII                           FIDELITY VIP
                                               DWSII     TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL
                                             TECHNOLOGY      GROWTH          CONTRAFUND       APPRECIATION
                                             SUBACCOUNT    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             (CLASS B)      (CLASS B)    (SERVICE CLASS 2)  (SERVICE CLASS 2)
                                             ----------  --------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                               $     --      $     --        $   184,895         $   1,784
                                              --------      --------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                22,601        43,926            426,787            29,735
      Administrative charges                     1,816         3,447             35,656             2,563
                                              --------      --------        -----------         ---------
         Total expenses                         24,417        47,373            462,443            32,298
                                              --------      --------        -----------         ---------
            Net investment income (loss)       (24,417)      (47,373)          (277,548)          (30,514)
                                              --------      --------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --       190,548          6,319,085           169,566
      Realized gains (losses) on sale of
         investments                            37,650        61,794            393,163           107,119
                                              --------      --------        -----------         ---------
            Net realized gains (losses)         37,650       252,342          6,712,248           276,685
                                              --------      --------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                         71,963       260,457         (3,121,266)         (154,341)
                                              --------      --------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations            $ 85,196      $465,426        $ 3,313,434         $  91,830
                                              ========      ========        ===========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                FTVIPT FRANKLIN    FTVIPT FRANKLIN
                                               FIDELITY VIP     RISING DIVIDENDS    SMALL MID-CAP
                                                  MID CAP          SECURITIES     GROWTH SECURITIES
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                             (SERVICE CLASS 2)     (CLASS 2)          (CLASS 2)
                                             -----------------  ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $  147,700        $   356,462         $      --
                                                ----------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   523,783            261,250           105,188
      Administrative charges                        44,794             22,373             9,099
                                                ----------        -----------         ---------
         Total expenses                            568,577            283,623           114,287
                                                ----------        -----------         ---------
            Net investment income (loss)          (420,877)            72,839          (114,287)
                                                ----------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                2,678,617            218,633           399,100
      Realized gains (losses) on sale of
         investments                               407,638            309,869           157,122
                                                ----------        -----------         ---------
            Net realized gains (losses)          3,086,255            528,502           556,222
                                                ----------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                            973,936         (1,279,780)          (13,503)
                                                ----------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations              $3,639,314        $  (678,439)        $ 428,432
                                                ==========        ===========         =========
                                              FTVIPT TEMPLETON                         JANUS ASPEN
                                             DEVELOPING MARKETS   FTVIPT TEMPLETON     GLOBAL LIFE
                                                 SECURITIES      FOREIGN SECURITIES      SCIENCES
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                 (CLASS 2)            (CLASS 2)      (SERVICE SHARES)
                                             ------------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  340,975          $  428,228          $    --
                                                 ----------          ----------          -------
EXPENSES:
      Mortality and expense risk
         charges                                    274,050             382,492            4,353
      Administrative charges                         23,275              32,091              360
                                                 ----------          ----------          -------
         Total expenses                             297,325             414,583            4,713
                                                 ----------          ----------          -------
            Net investment income (loss)             43,650              13,645           (4,713)
                                                 ----------          ----------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,171,637             976,737               --
      Realized gains (losses) on sale of
         investments                              1,097,532             818,125           14,564
                                                 ----------          ----------          -------
            Net realized gains (losses)           2,269,169           1,794,862           14,564
                                                 ----------          ----------          -------
      Change in unrealized gains (losses)
         on investments                           1,263,051             802,529           32,755
                                                 ----------          ----------          -------
      Net increase (decrease) in net assets
         resulting from operations               $3,575,870          $2,611,036          $42,606
                                                 ==========          ==========          =======

   The accompanying notes are an integral part of these financial statements.

                                                JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET
                                             GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (SERVICE SHARES)  (SERVICE SHARES)    (CLASS I) (b)      (CLASS II) (b)
                                             -----------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $  9,073           $ 1,506          $      --          $      --
                                                  --------           -------          ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                    25,208             4,717             96,064             86,905
      Administrative charges                         2,087               394              7,961              7,277
                                                  --------           -------          ---------          ---------
         Total expenses                             27,295             5,111            104,025             94,182
                                                  --------           -------          ---------          ---------
            Net investment income (loss)           (18,222)           (3,605)          (104,025)           (94,182)
                                                  --------           -------          ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                --             41,475             39,796
      Realized gains (losses) on sale of
         investments                                19,478             9,782            (13,865)           (10,293)
                                                  --------           -------          ---------          ---------
            Net realized gains (losses)             19,478             9,782             27,610             29,503
                                                  --------           -------          ---------          ---------
      Change in unrealized gains (losses)
         on investments                            230,422            10,593           (293,058)          (287,503)
                                                  --------           -------          ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations                $231,678           $16,770          $(369,473)         $(352,182)
                                                  ========           =======          =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET        LMPVET           LMPVET
                                              APPRECIATION  EQUITY INDEX  FUNDAMENTAL VALUE
                                               SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                             (CLASS I) (b)   (CLASS II)     (CLASS I) (b)
                                             -------------  ------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $ 17,535      $ 211,924       $  57,471
                                                --------      ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                  20,647        240,413          57,079
      Administrative charges                       1,757         20,294           4,857
                                                --------      ---------       ---------
         Total expenses                           22,404        260,707          61,936
                                                --------      ---------       ---------
            Net investment income (loss)          (4,869)       (48,783)         (4,465)
                                                --------      ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                135,727        612,599         224,186
      Realized gains (losses) on sale of
         investments                               3,552        281,850          (3,203)
                                                --------      ---------       ---------
            Net realized gains (losses)          139,279        894,449         220,983
                                                --------      ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (89,742)      (450,289)       (471,368)
                                                --------      ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 44,668      $ 395,377       $(254,850)
                                                ========      =========       =========

                                               LMPVET         LMPVET            LMPVET
                                              INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                             SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                              (CLASS I)    (CLASS I) (b)       (CLASS I)
                                             ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                               $ 39,313       $  1,036          $     --
                                              --------       --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                57,237         31,224            90,607
      Administrative charges                     4,766          2,579             7,534
                                              --------       --------          --------
         Total expenses                         62,003         33,803            98,141
                                              --------       --------          --------
            Net investment income (loss)       (22,690)       (32,767)          (98,141)
                                              --------       --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               83,520             --           342,461
      Realized gains (losses) on sale of
         investments                            43,129          2,557            99,374
                                              --------       --------          --------
            Net realized gains (losses)        126,649          2,557           441,835
                                              --------       --------          --------
      Change in unrealized gains (losses)
         on investments                        (40,968)        11,416            42,975
                                              --------       --------          --------
      Net increase (decrease) in net assets
         resulting from operations            $ 62,991       $(18,794)         $386,669
                                              ========       ========          ========

   The accompanying notes are an integral part of these financial statements.

                                                                  LMPVPI          LMPVPI           LMPVPII
                                                  LMPVET          ALL CAP        ALL CAP      GROWTH AND INCOME
                                             SOCIAL AWARENESS   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                SUBACCOUNT     (CLASS I) (a)  (CLASS II) (a)    (CLASS I) (a)
                                             ----------------  -------------  --------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 13,570        $  13,293       $     91         $     980
                                                 --------        ---------       --------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   16,636           25,605          1,238             9,370
      Administrative charges                        1,455            2,172            111               793
                                                 --------        ---------       --------         ---------
         Total expenses                            18,091           27,777          1,349            10,163
                                                 --------        ---------       --------         ---------
            Net investment income (loss)           (4,521)         (14,484)        (1,258)           (9,183)
                                                 --------        ---------       --------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 157,381          230,450         12,520            70,393
      Realized gains (losses) on sale of
         investments                                4,474          760,038         11,533           278,292
                                                 --------        ---------       --------         ---------
            Net realized gains (losses)           161,855          990,488         24,053           348,685
                                                 --------        ---------       --------         ---------
      Change in unrealized gains (losses)
         on investments                           (74,669)        (760,158)       (11,222)         (267,009)
                                                 --------        ---------       --------         ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 82,665        $ 215,846       $ 11,573         $  72,493
                                                 ========        =========       ========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  LMPVPI             LMPVPII           LMPVPII
                                             LARGE CAP GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (CLASS I) (a)      (CLASS I) (a)      (CLASS II) (a)
                                             ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $      --        $        --        $        --
                                                 ---------        -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                    15,165             48,946             39,785
      Administrative charges                         1,246              4,051              3,346
                                                 ---------        -----------        -----------
         Total expenses                             16,411             52,997             43,131
                                                 ---------        -----------        -----------
            Net investment income (loss)           (16,411)           (52,997)           (43,131)
                                                 ---------        -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --             21,243             17,943
      Realized gains (losses) on sale of
         investments                               393,380          1,905,882          1,410,393
                                                 ---------        -----------        -----------
            Net realized gains (losses)            393,380          1,927,125          1,428,336
                                                 ---------        -----------        -----------
      Change in unrealized gains (losses)
         on investments                           (271,145)        (1,587,920)        (1,154,276)
                                                 ---------        -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations               $ 105,824        $   286,208        $   230,929
                                                 =========        ===========        ===========

                                                   LMPVET           LMPVIT        LMPVPI
                                             CAPITAL AND INCOME   ADJUSTABLE   TOTAL RETURN
                                                 SUBACCOUNT      RATE INCOME    SUBACCOUNT
                                               (CLASS II) (b)     SUBACCOUNT  (CLASS II) (a)
                                             ------------------  -----------  --------------
INVESTMENT INCOME:
      Dividends                                  $  57,286         $117,161     $  25,178
                                                 ---------         --------     ---------
EXPENSES:
      Mortality and expense risk
         charges                                    54,464           48,832        24,170
      Administrative charges                         4,760            4,041         2,121
                                                 ---------         --------     ---------
         Total expenses                             59,224           52,873        26,291
                                                 ---------         --------     ---------
            Net investment income (loss)            (1,938)          64,288        (1,113)
                                                 ---------         --------     ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  762,235               --        28,496
      Realized gains (losses) on sale of
         investments                                 3,366           (1,954)      394,209
                                                 ---------         --------     ---------
            Net realized gains (losses)            765,601           (1,954)      422,705
                                                 ---------         --------     ---------
      Change in unrealized gains (losses)
         on investments                           (770,491)         (72,946)     (299,259)
                                                 ---------         --------     ---------
      Net increase (decrease) in net assets
         resulting from operations               $  (6,828)        $(10,612)    $ 122,333
                                                 =========         ========     =========

   The accompanying notes are an integral part of these financial statements.

                                                                                   MIST
                                                LORD ABBETT      LORD ABBETT    BATTERYMARCH   MIST BLACKROCK
                                             GROWTH AND INCOME  MID-CAP VALUE  MID-CAP STOCK     HIGH YIELD
                                                SUBACCOUNT        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                               (CLASS VC)(a)    (CLASS VC)(a)    (CLASS A)       (CLASS A)
                                             -----------------  -------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $        --       $       --     $  17,393       $ 545,775
                                                -----------       ----------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                     89,218           77,616        96,681         167,735
      Administrative charges                          7,214            6,436         8,350          15,128
                                                -----------       ----------     ---------       ---------
         Total expenses                              96,432           84,052       105,031         182,863
                                                -----------       ----------     ---------       ---------
            Net investment income (loss)            (96,432)         (84,052)      (87,638)        362,912
                                                -----------       ----------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --               --       693,497              --
      Realized gains (losses) on sale of
         investments                              2,133,663        2,182,490       (20,610)         (4,093)
                                                -----------       ----------     ---------       ---------
            Net realized gains (losses)           2,133,663        2,182,490       672,887          (4,093)
                                                -----------       ----------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (1,472,754)        (801,611)     (362,707)       (523,685)
                                                -----------       ----------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $   564,477       $1,296,827     $ 222,542       $(164,866)
                                                ===========       ==========     =========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN
                                             LARGE-CAP CORE  LARGE-CAP CORE  SMALL-CAP VALUE
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              (CLASS E)(b)    (CLASS A)(a)      (CLASS A)
                                             --------------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $     --        $  34,038        $     --
                                                --------        ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                  58,198           29,208           9,161
      Administrative charges                       4,695            2,362             783
                                                --------        ---------        --------
         Total expenses                           62,893           31,570           9,944
                                                --------        ---------        --------
            Net investment income (loss)         (62,893)           2,468          (9,944)
                                                --------        ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --          296,540           2,763
      Realized gains (losses) on sale of
         investments                              15,733          252,749          12,236
                                                --------        ---------        --------
            Net realized gains (losses)           15,733          549,289          14,999
                                                --------        ---------        --------
      Change in unrealized gains (losses)
         on investments                           38,779         (323,399)        (23,082)
                                                --------        ---------        --------
      Net increase (decrease) in net assets
         resulting from operations              $ (8,381)       $ 228,358        $(18,027)
                                                ========        =========        ========

                                                  MIST
                                             HARRIS OAKMARK      MIST            MIST
                                              INTERNATIONAL  JANUS FORTY   LAZARD MID-CAP
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               (CLASS A)       (CLASS A)    (CLASS B)(b)
                                             --------------  ------------  --------------
INVESTMENT INCOME:
      Dividends                                 $  71,730     $   15,083       $    --
                                                ---------     ----------       --------
EXPENSES:
      Mortality and expense risk
         charges                                  136,748        159,348          5,637
      Administrative charges                       11,361         13,486            482
                                                ---------     ----------       --------
         Total expenses                           148,109        172,834          6,119
                                                ---------     ----------       --------
            Net investment income (loss)          (76,379)      (157,751)        (6,119)
                                                ---------     ----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 615,472      1,450,374             --
      Realized gains (losses) on sale of
         investments                               79,383         24,950         (1,201)
                                                ---------     ----------       --------
            Net realized gains (losses)           694,855      1,475,324         (1,201)
                                                ---------     ----------       --------
      Change in unrealized gains (losses)
         on investments                          (855,323)       957,135        (54,598)
                                                ---------     ----------       --------
      Net increase (decrease) in net assets
         resulting from operations              $(236,847)    $2,274,708       $(61,918)
                                                =========     ==========       ========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                             LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT
                                                MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                  (CLASS A)           (CLASS A)         (CLASS B)          (CLASS B)
                                             -------------------  ----------------  -----------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 104,641           $231,242          $ 135,508         $     2,472
                                                  ---------           --------          ---------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                     79,461             75,371            404,296             168,017
      Administrative charges                          6,587              6,212             38,255              13,957
                                                  ---------           --------          ---------         -----------
         Total expenses                              86,048             81,583            442,551             181,974
                                                  ---------           --------          ---------         -----------
            Net investment income (loss)             18,593            149,659           (307,043)           (179,502)
                                                  ---------           --------          ---------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   367,837              5,333            696,294              52,109
      Realized gains (losses) on sale of
         investments                                  9,421             49,072            142,939             (85,461)
                                                  ---------           --------          ---------         -----------
            Net realized gains (losses)             377,258             54,405            839,233             (33,352)
                                                  ---------           --------          ---------         -----------
      Change in unrealized gains (losses)
         on investments                            (213,538)            (8,594)          (502,781)         (1,251,102)
                                                  ---------           --------          ---------         -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 182,313           $195,470          $  29,409         $(1,463,956)
                                                  =========           ========          =========         ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MIST MET/AIM          MIST MET/AIM        MIST MET/AIM
                                             CAPITAL APPRECIATION  CAPITAL APPRECIATION  SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                  (CLASS A)           (CLASS E) (b)          (CLASS A)
                                             --------------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $  2,566              $     --             $    --
                                                   --------              --------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     51,509                78,651               5,904
      Administrative charges                          4,336                 6,764                 495
                                                   --------              --------             -------
         Total expenses                              55,845                85,415               6,399
                                                   --------              --------             -------
            Net investment income (loss)            (53,279)              (85,415)             (6,399)
                                                   --------              --------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     7,044                    --               2,839
      Realized gains (losses) on sale of
         investments                                (11,136)               10,334               6,043
                                                   --------              --------             -------
            Net realized gains (losses)              (4,092)               10,334               8,882
                                                   --------              --------             -------
      Change in unrealized gains (losses)
         on investments                             324,540               254,599               6,763
                                                   --------              --------             -------
      Net increase (decrease) in net assets
         resulting from operations                 $267,169              $179,518             $ 9,246
                                                   ========              ========             =======

                                                  MIST            MIST
                                              MFS EMERGING    MFS RESEARCH     MIST
                                             MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                               SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                              (CLASS A) (b)  (CLASS B) (b)   (CLASS A)
                                             --------------  -------------  ----------
INVESTMENT INCOME:
      Dividends                                $       --       $     --    $      56
                                               ----------       --------    ---------
EXPENSES:
      Mortality and expense risk
         charges                                   65,182         13,522      160,783
      Administrative charges                        5,509          1,202       13,424
                                               ----------       --------    ---------
         Total expenses                            70,691         14,724      174,207
                                               ----------       --------    ---------
            Net investment income (loss)          (70,691)       (14,724)    (174,151)
                                               ----------       --------    ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --             --      167,300
      Realized gains (losses) on sale of
         investments                              108,210          2,006      105,009
                                               ----------       --------    ---------
            Net realized gains (losses)           108,210          2,006      272,309
                                               ----------       --------    ---------
      Change in unrealized gains (losses)
         on investments                         1,139,133         65,605      358,674
                                               ----------       --------    ---------
      Net increase (decrease) in net assets
         resulting from operations             $1,176,652       $ 52,887    $ 456,832
                                               ==========       ========    =========

   The accompanying notes are an integral part of these financial statements.

                                                   MIST                MIST               MIST
                                             NEUBERGER BERMAN      OPPENHEIMER       PIMCO INFLATION      MIST
                                               REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                                SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                (CLASS A)           (CLASS B)         (CLASS A) (b)     (CLASS A)
                                             ----------------  --------------------  ---------------  ------------
INVESTMENT INCOME:
      Dividends                                $   173,503           $      --          $      --       $ 12,448
                                               -----------           ---------          ---------       --------
EXPENSES:
      Mortality and expense risk
         charges                                   278,512             107,485            138,961         24,161
      Administrative charges                        23,947               9,276             11,733          2,073
                                               -----------           ---------          ---------       --------
         Total expenses                            302,459             116,761            150,694         26,234
                                               -----------           ---------          ---------       --------
            Net investment income (loss)          (128,956)           (116,761)          (150,694)       (13,786)
                                               -----------           ---------          ---------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,390,332             371,361                 --             --
      Realized gains (losses) on sale of
         investments                               296,919              61,135             24,102         59,189
                                               -----------           ---------          ---------       --------
            Net realized gains (losses)          1,687,251             432,496             24,102         59,189
                                               -----------           ---------          ---------       --------
      Change in unrealized gains (losses)
         on investments                         (4,223,659)            335,584            810,364          1,961
                                               -----------           ---------          ---------       --------
      Net increase (decrease) in net assets
         resulting from operations             $(2,665,364)          $ 651,319          $ 683,772       $ 47,364
                                               ===========           =========          =========       ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                   MIST              MIST
                                              MIST PIONEER  PIONEER STRATEGIC    THIRD AVENUE
                                             MID-CAP VALUE        INCOME       SMALL CAP VALUE
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                             (CLASS A) (a)      (CLASS A)         (CLASS B)
                                             -------------  -----------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $  1,939        $  64,143        $   119,533
                                                --------        ---------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                   2,626          165,907            384,609
      Administrative charges                         225           13,960             32,531
                                                --------        ---------        -----------
         Total expenses                            2,851          179,867            417,140
                                                --------        ---------        -----------
            Net investment income (loss)            (912)        (115,724)          (297,607)
                                                --------        ---------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 69,071               --            785,123
      Realized gains (losses) on sale of
         investments                               1,319           23,086           (112,979)
                                                --------        ---------        -----------
            Net realized gains (losses)           70,390           23,086            672,144
                                                --------        ---------        -----------
      Change in unrealized gains (losses)
         on investments                          (22,913)         511,935         (2,462,404)
                                                --------        ---------        -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 46,565        $ 419,297        $(2,087,867)
                                                ========        =========        ===========

                                               MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK
                                             AGGRESSIVE GROWTH   BOND INCOME   MONEY MARKET
                                                 SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                                 (CLASS D)        (CLASS A)      (CLASS A)
                                             -----------------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                  $      --         $266,005      $1,398,760
                                                 ---------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                    92,150          146,498         521,249
      Administrative charges                         7,966           12,407          42,462
                                                 ---------         --------      ----------
         Total expenses                            100,116          158,905         563,711
                                                 ---------         --------      ----------
            Net investment income (loss)          (100,116)         107,100         835,049
                                                 ---------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --               --              --
      Realized gains (losses) on sale of
         investments                                49,747           40,283              --
                                                 ---------         --------      ----------
            Net realized gains (losses)             49,747           40,283              --
                                                 ---------         --------      ----------
      Change in unrealized gains (losses)
         on investments                            926,137          205,044              --
                                                 ---------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 875,768         $352,427      $  835,049
                                                 =========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF METLIFE
                                                 MSF             MSF              MSF METLIFE       CONSERVATIVE
                                             FI LARGE CAP  FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION
                                              SUBACCOUNT      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                              (CLASS A)       (CLASS D)            (CLASS B)         (CLASS B)
                                             ------------  ----------------  ---------------------  ------------
INVESTMENT INCOME:
      Dividends                               $   7,850       $   94,886           $  1,086           $     --
                                              ---------       ----------           --------           --------
EXPENSES:
      Mortality and expense risk
         charges                                 86,945          206,873             39,062             45,152
      Administrative charges                      7,165           17,142              2,973              3,504
                                              ---------       ----------           --------           --------
         Total expenses                          94,110          224,015             42,035             48,656
                                              ---------       ----------           --------           --------
            Net investment income (loss)        (86,260)        (129,129)           (40,949)           (48,656)
                                              ---------       ----------           --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               325,613        1,027,273              3,122              1,320
      Realized gains (losses) on sale of
         investments                              7,258           20,878             20,953             59,407
                                              ---------       ----------           --------           --------
            Net realized gains (losses)         332,871        1,048,151             24,075             60,727
                                              ---------       ----------           --------           --------
      Change in unrealized gains (losses)
         on investments                        (148,568)        (661,337)            13,243             65,380
                                              ---------       ----------           --------           --------
      Net increase (decrease) in net assets
         resulting from operations            $  98,043       $  257,685           $ (3,631)          $ 77,451
                                              =========       ==========           ========           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MSF METLIFE                                MSF METLIFE
                                               CONSERVATIVE TO        MSF METLIFE           MODERATE TO
                                             MODERATE ALLOCATION  MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                                  SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                                  (CLASS B)            (CLASS B)              (CLASS B)
                                             -------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends                                   $     --             $   1,046             $   2,539
                                                  --------             ---------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                    56,051               236,125               136,643
      Administrative charges                         4,659                18,827                10,996
                                                  --------             ---------             ---------
         Total expenses                             60,710               254,952               147,639
                                                  --------             ---------             ---------
            Net investment income (loss)           (60,710)             (253,906)             (145,100)
                                                  --------             ---------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    6,783                18,833                10,158
      Realized gains (losses) on sale of
         investments                                52,356               125,272               298,820
                                                  --------             ---------             ---------
            Net realized gains (losses)             59,139               144,105               308,978
                                                  --------             ---------             ---------
      Change in unrealized gains (losses)
         on investments                             47,336               349,440                30,367
                                                  --------             ---------             ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 45,765             $ 239,639             $ 194,245
                                                  ========             =========             =========

                                                                              MSF
                                               MSF MFS        MSF MFS     OPPENHEIMER
                                             TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              (CLASS B)     (CLASS F)      (CLASS B)
                                             ------------  ------------  -------------
INVESTMENT INCOME:
      Dividends                               $  84,935     $  673,358    $  317,860
                                              ---------     ----------    ----------
EXPENSES:
      Mortality and expense risk
         charges                                 86,694        613,982       622,265
      Administrative charges                      7,040         51,644        53,400
                                              ---------     ----------    ----------
         Total expenses                          93,734        665,626       675,665
                                              ---------     ----------    ----------
            Net investment income (loss)         (8,799)         7,732      (357,805)
                                              ---------     ----------    ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               145,763      1,136,117       527,032
      Realized gains (losses) on sale of
         investments                             35,524        274,520       599,413
                                              ---------     ----------    ----------
            Net realized gains (losses)         181,287      1,410,637     1,126,445
                                              ---------     ----------    ----------
      Change in unrealized gains (losses)
         on investments                        (106,545)      (670,943)      822,708
                                              ---------     ----------    ----------
      Net increase (decrease) in net assets
         resulting from operations            $  65,943     $  747,426    $1,591,348
                                              =========     ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MSF        MSF WESTERN ASSET  MSF WESTERN ASSET
                                               T. ROWE PRICE    MANAGEMENT HIGH    MANAGEMENT U.S.            PIMCO VIT
                                             LARGE CAP GROWTH      YIELD BOND         GOVERNMENT             REAL RETURN
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                                 (CLASS B)       (CLASS A) (a)        (CLASS A)      (ADMINISTRATIVE CLASS) (a)
                                             ----------------  -----------------  -----------------  --------------------------
INVESTMENT INCOME:
      Dividends                                  $  4,920          $ 755,882           $166,660              $ 174,451
                                                 --------          ---------           --------              ---------
EXPENSES:
      Mortality and expense risk
         charges                                   45,591             40,197             94,528                 65,458
      Administrative charges                        3,941              3,577              9,026                  5,547
                                                 --------          ---------           --------              ---------
         Total expenses                            49,532             43,774            103,554                 71,005
                                                 --------          ---------           --------              ---------
            Net investment income (loss)          (44,612)           712,108             63,106                103,446
                                                 --------          ---------           --------              ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  22,694             64,810                 --                     --
      Realized gains (losses) on sale of
         investments                               27,649             (5,953)            50,596               (699,546)
                                                 --------          ---------           --------              ---------
            Net realized gains (losses)            50,343             58,857             50,596               (699,546)
                                                 --------          ---------           --------              ---------
      Change in unrealized gains (losses)
         on investments                           164,458           (497,478)            43,861                811,182
                                                 --------          ---------           --------              ---------
      Net increase (decrease) in net assets
         resulting from operations               $170,189          $ 273,487           $157,563              $ 215,082
                                                 ========          =========           ========              =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                    PIMCO VIT              PIONEER           PIONEER
                                                  TOTAL RETURN       AMERICA INCOME VCT     BOND VCT
                                                   SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                             (ADMINISTRATIVE CLASS)    (CLASS II) (c)    (CLASS II) (d)
                                             ----------------------  ------------------  --------------
INVESTMENT INCOME:
      Dividends                                    $1,257,131             $368,403          $ 62,589
                                                   ----------             --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                      468,166              139,286            24,197
      Administrative charges                           39,275               12,017             2,059
                                                   ----------             --------          --------
         Total expenses                               507,441              151,303            26,256
                                                   ----------             --------          --------
            Net investment income (loss)              749,690              217,100            36,333
                                                   ----------             --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --                   --                --
      Realized gains (losses) on sale of
         investments                                  (84,476)             (93,308)              656
                                                   ----------             --------          --------
            Net realized gains (losses)               (84,476)             (93,308)              656
                                                   ----------             --------          --------
      Change in unrealized gains (losses)
         on investments                             1,029,439              208,007            68,283
                                                   ----------             --------          --------
      Net increase (decrease) in net assets
         resulting from operations                 $1,694,653             $331,799          $105,272
                                                   ==========             ========          ========

                                                  PIONEER             PIONEER             PIONEER
                                             CULLEN VALUE VCT  EMERGING MARKETS VCT  EQUITY INCOME VCT
                                                SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                (CLASS II)          (CLASS II)           (CLASS II)
                                             ----------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 58,406           $   46,012           $ 303,198
                                                 --------           ----------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                  122,310              238,994             217,290
      Administrative charges                       10,875               20,417              19,814
                                                 --------           ----------           ---------
         Total expenses                           133,185              259,411             237,104
                                                 --------           ----------           ---------
            Net investment income (loss)          (74,779)            (213,399)             66,094
                                                 --------           ----------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --            1,370,335             413,833
      Realized gains (losses) on sale of
         investments                               61,965              609,502             265,655
                                                 --------           ----------           ---------
            Net realized gains (losses)            61,965            1,979,837             679,488
                                                 --------           ----------           ---------
      Change in unrealized gains (losses)
         on investments                           291,114            2,768,304            (959,180)
                                                 --------           ----------           ---------
      Net increase (decrease) in net assets
         resulting from operations               $278,300           $4,534,742           $(213,598)
                                                 ========           ==========           =========

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER EQUITY     PIONEER   PIONEER GLOBAL      PIONEER
                                             OPPORTUNITY VCT   FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                             (CLASS II) (c)   (CLASS II)    (CLASS II)      (CLASS II)
                                             ---------------  ----------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $  1,204      $121,356     $ 386,732        $726,895
                                                 --------      --------     ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                   10,166       203,537        89,961         245,987
      Administrative charges                          858        17,093         7,170          21,477
                                                 --------      --------     ---------        --------
         Total expenses                            11,024       220,630        97,131         267,464
                                                 --------      --------     ---------        --------
            Net investment income (loss)           (9,820)      (99,274)      289,601         459,431
                                                 --------      --------     ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  84,195            --        72,706          13,146
      Realized gains (losses) on sale of
         investments                                9,400       239,790        (3,262)        121,720
                                                 --------      --------     ---------        --------
            Net realized gains (losses)            93,595       239,790        69,444         134,866
                                                 --------      --------     ---------        --------
      Change in unrealized gains (losses)
         on investments                           (18,944)      121,440      (395,188)        (54,625)
                                                 --------      --------     ---------        --------
      Net increase (decrease) in net assets
         resulting from operations               $ 64,831      $261,956     $ (36,143)       $539,672
                                                 ========      ========     =========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER IBBOTSON  PIONEER IBBOTSON  PIONEER IBBOTSON
                                                AGGRESSIVE          GROWTH           MODERATE
                                              ALLOCATION VCT    ALLOCATION VCT    ALLOCATION VCT
                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                (CLASS II)        (CLASS II)        (CLASS II)
                                             ----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $ 66,113         $   939,850       $  491,128
                                                 --------         -----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                   90,830           1,921,363          963,328
      Administrative charges                        7,897             139,506           72,828
                                                 --------         -----------       ----------
         Total expenses                            98,727           2,060,869        1,036,156
                                                 --------         -----------       ----------
            Net investment income (loss)          (32,614)         (1,121,019)        (545,028)
                                                 --------         -----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 161,831           1,714,800          600,089
      Realized gains (losses) on sale of
         investments                               24,928             268,591          307,405
                                                 --------         -----------       ----------
            Net realized gains (losses)           186,759           1,983,391          907,494
                                                 --------         -----------       ----------
      Change in unrealized gains (losses)
         on investments                           (20,808)          1,225,391          938,264
                                                 --------         -----------       ----------
      Net increase (decrease) in net assets
         resulting from operations               $133,337         $ 2,087,763       $1,300,730
                                                 ========         ===========       ==========

                                                                  PIONEER
                                                 PIONEER       INTERNATIONAL  PIONEER MID CAP
                                             INDEPENDENCE VCT    VALUE VCT       VALUE VCT
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (CLASS II)       (CLASS II)      (CLASS II)
                                             ----------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                  $     --         $ 15,589      $   68,569
                                                 --------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                   38,898           88,008         199,462
      Administrative charges                        3,284            7,572          17,650
                                                 --------         --------      ----------
         Total expenses                            42,182           95,580         217,112
                                                 --------         --------      ----------
            Net investment income (loss)          (42,182)         (79,991)       (148,543)
                                                 --------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --           53,857       1,225,256
      Realized gains (losses) on sale of
         investments                               48,691          219,660        (155,109)
                                                 --------         --------      ----------
            Net realized gains (losses)            48,691          273,517       1,070,147
                                                 --------         --------      ----------
      Change in unrealized gains (losses)
         on investments                           109,418          293,415        (602,644)
                                                 --------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $115,927         $486,941      $  318,960
                                                 ========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER
                                              OAK RIDGE    PIONEER         PIONEER
                                              LARGE CAP  REAL ESTATE  SMALL AND MID CAP  PIONEER SMALL
                                             GROWTH VCT   SHARES VCT      GROWTH VCT     CAP VALUE VCT
                                             SUBACCOUNT   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                             (CLASS II)   (CLASS II)    (CLASS II) (c)     (CLASS II)
                                             ----------  -----------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                               $  11,860  $   265,134      $      --       $    40,137
                                              ---------  -----------      ---------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                108,393      178,709         36,597           135,595
      Administrative charges                      9,153       15,770          3,196            11,895
                                              ---------  -----------      ---------       -----------
         Total expenses                         117,546      194,479         39,793           147,490
                                              ---------  -----------      ---------       -----------
            Net investment income (loss)       (105,686)      70,655        (39,793)         (107,353)
                                              ---------  -----------      ---------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                24,157    1,000,336        599,465         1,864,038
      Realized gains (losses) on sale of
         investments                            154,962      259,981         46,841           (93,194)
                                              ---------  -----------      ---------       -----------
            Net realized gains (losses)         179,119    1,260,317        646,306         1,770,844
                                              ---------  -----------      ---------       -----------
      Change in unrealized gains (losses)
         on investments                         273,910   (3,590,805)      (250,221)       (2,363,206)
                                              ---------  -----------      ---------       -----------
      Net increase (decrease) in net assets
         resulting from operations            $ 347,343  $(2,259,833)     $ 356,292       $  (699,715)
                                              =========  ===========      =========       ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER STRATEGIC                          PUTNAM VT
                                                INCOME VCT      PIONEER VALUE VCT  INTERNATIONAL EQUITY
                                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                (CLASS II)        (CLASS II) (c)      (CLASS IB) (a)
                                             -----------------  -----------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $1,091,148         $ 170,948            $  20,304
                                                 ----------         ---------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                    366,876            97,174                3,935
      Administrative charges                         31,742             8,039                  345
                                                 ----------         ---------            ---------
         Total expenses                             398,618           105,213                4,280
                                                 ----------         ---------            ---------
            Net investment income (loss)            692,530            65,735               16,024
                                                 ----------         ---------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   116,013           436,783               87,894
      Realized gains (losses) on sale of
         investments                                (17,038)          334,799              194,176
                                                 ----------         ---------            ---------
            Net realized gains (losses)              98,975           771,582              282,070
                                                 ----------         ---------            ---------
      Change in unrealized gains (losses)
         on investments                             104,962          (839,576)            (240,847)
                                                 ----------         ---------            ---------
      Net increase (decrease) in net assets
         resulting from operations               $  896,467         $  (2,259)           $  57,247
                                                 ==========         =========            =========

                                                PUTNAM VT     VAN KAMPEN LIT  VAN KAMPEN LIT
                                             SMALL CAP VALUE     COMSTOCK       ENTERPRISE
                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                             (CLASS IB) (a)     (CLASS II)      (CLASS II)
                                             ---------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $    82,872      $   225,508       $   290
                                               -----------      -----------       -------
EXPENSES:
      Mortality and expense risk
         charges                                    83,510          256,764         3,167
      Administrative charges                         7,299           21,453           283
                                               -----------      -----------       -------
         Total expenses                             90,809          278,217         3,450
                                               -----------      -----------       -------
            Net investment income (loss)            (7,937)         (52,709)       (3,160)
                                               -----------      -----------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,657,447          313,027            --
      Realized gains (losses) on sale of
         investments                             1,067,930          256,135         2,861
                                               -----------      -----------       -------
            Net realized gains (losses)          2,725,377          569,162         2,861
                                               -----------      -----------       -------
      Change in unrealized gains (losses)
         on investments                         (1,726,958)      (1,080,467)       18,831
                                               -----------      -----------       -------
      Net increase (decrease) in net assets
         resulting from operations             $   990,482      $  (564,014)      $18,532
                                               ===========      ===========       =======

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     AIM V.I. MID CAP CORE EQUITY    AIM V.I. UTILITIES    AIM V.I. CAPITAL APPRECIATION
                                              SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                             (SERIES II)                 (SERIES I)                  (SERIES II)
                                     ----------------------------  ----------------------  -----------------------------
                                            2007        2006          2007        2006       2007 (a)         2006
                                        ----------  ----------     ----------  ----------    ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (54,306) $  (32,556)    $      958  $   38,151     $   (35,836) $ (101,416)
   Net realized gains (losses)              90,434     306,099        309,002     115,242       1,270,367      73,612
   Change in unrealized gains
      (losses) on investments              156,099     (61,501)       104,574     283,685        (860,370)    244,796
                                        ----------  ----------     ----------  ----------     ---------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   192,227     212,042        414,534     437,078         374,161     216,992
                                        ----------  ----------     ----------  ----------     ---------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 250,258     471,916         70,298      59,667         189,726   1,075,430
   Transfers from other funding
      options                              252,194     137,809        489,719     549,763          81,115     185,268
   Contract charges                           (645)       (596)          (479)       (492)            (12)     (1,856)
   Contract surrenders                    (160,033)   (111,983)      (287,281)    (50,233)       (140,279)   (353,874)
   Transfers to other funding
      options                             (435,352)   (306,337)      (386,673)   (362,468)     (6,273,892)   (256,175)
   Other receipts (payments)               (19,403)    (88,484)        (5,946)         --         (13,525)    (91,172)
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (112,981)    102,325       (120,362)    196,237      (6,156,867)    557,621
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets                      79,246     314,367        294,172     633,315      (5,782,706)    774,613
NET ASSETS:
   Beginning of period                   2,775,926   2,461,559      2,435,790   1,802,475       5,782,706   5,008,093
                                        ----------  ----------     ----------  ----------     -----------  ----------
   End of period                        $2,855,172  $2,775,926     $2,729,962  $2,435,790     $        --  $5,782,706
                                        ==========  ==========     ==========  ==========     ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     ALGER AMERICAN LEVERAGED ALLCAP  AMERICAN FUNDS GLOBAL GROWTH
                                                SUBACCOUNT                     SUBACCOUNT
                                                (CLASS S)                       (CLASS 2)
                                     -------------------------------  ----------------------------
                                             2007        2006             2007           2006
                                         ----------  -----------        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (57,009) $   (40,043)       $   175,269  $  (198,655)
   Net realized gains (losses)              139,677      151,574          1,615,133      244,925
   Change in unrealized gains
      (losses) on investments               669,548      201,553            854,120    3,002,642
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    752,216      313,084          2,644,522    3,048,912
                                         ----------  -----------        -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   87,687      477,849            847,199    1,666,900
   Transfers from other funding
      options                             1,597,258    1,684,045          3,312,367    2,763,912
   Contract charges                            (592)        (552)            (6,264)      (5,806)
   Contract surrenders                     (115,663)    (110,309)          (852,170)    (457,732)
   Transfers to other funding
      options                              (476,352)  (1,437,506)        (2,409,097)  (1,298,656)
   Other receipts (payments)                 (1,569)          --            (93,268)    (125,665)
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       1,090,769      613,527            798,767    2,542,953
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets                    1,842,985      926,611          3,443,289    5,591,865
NET ASSETS:
   Beginning of period                    2,198,304    1,271,693         20,624,439   15,032,574
                                         ----------  -----------        -----------  -----------
   End of period                         $4,041,289  $ 2,198,304        $24,067,728  $20,624,439
                                         ==========  ===========        ===========  ===========

                                     AMERICAN FUNDS GROWTH-INCOME    AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                   SUBACCOUNT
                                              (CLASS 2)                    (CLASS 2)
                                     ----------------------------  ------------------------
                                         2007         2006             2007        2006
                                     -----------  -----------      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (245,082) $  (178,851)     $  (687,343) $  (615,259)
   Net realized gains (losses)         2,586,012    1,318,982        5,657,274      911,712
   Change in unrealized gains
      (losses) on investments           (842,340)   4,268,292          552,156    3,732,534
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,498,590    5,408,423        5,522,087    4,028,987
                                     -----------  -----------      -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               691,131    2,853,550        1,077,045    3,372,148
   Transfers from other funding
      options                          1,405,373    2,243,438        2,251,994    3,014,762
   Contract charges                      (13,277)     (13,796)         (17,483)     (17,689)
   Contract surrenders                (2,207,482)  (1,197,684)      (3,137,802)  (1,438,976)
   Transfers to other funding
      options                         (3,623,052)  (1,897,729)      (4,815,602)  (3,270,390)
   Other receipts (payments)            (146,175)    (243,174)        (244,337)    (132,555)
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,893,482)   1,744,605       (4,886,185)   1,527,300
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets                (2,394,892)   7,153,028          635,902    5,556,287
NET ASSETS:
   Beginning of period                47,375,784   40,222,756       55,143,636   49,587,349
                                     -----------  -----------      -----------  -----------
   End of period                     $44,980,892  $47,375,784      $55,779,538  $55,143,636
                                     ===========  ===========      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     CREDIT SUISSE TRUST EMERGING  CREDIT SUISSE TRUST GLOBAL  DREYFUS MIDCAP STOCK
                                                MARKETS                     SMALL CAP                SUBACCOUNT
                                              SUBACCOUNT                   SUBACCOUNT            (SERVICE SHARES)
                                     ----------------------------  --------------------------  ----------------------
                                         2007 (a)      2006              2007       2006          2007        2006
                                       -----------  ----------        ---------  ---------     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (30,177) $  (61,741)       $ (15,822) $ (15,799)    $  (83,688) $  (89,666)
   Net realized gains (losses)           1,976,912     201,216           66,303     21,629        597,963     838,871
   Change in unrealized gains
      (losses) on investments           (1,764,857)    997,222          (96,614)    80,799       (513,759)   (482,232)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   181,878   1,136,697          (46,133)    86,629            516     266,973
                                       -----------  ----------        ---------  ---------     ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  12,165     431,566           60,413     21,155         69,011     152,491
   Transfers from other funding
      options                              186,099     473,203           79,553    191,638        284,864     535,827
   Contract charges                             --        (991)            (177)      (179)          (793)       (911)
   Contract surrenders                    (119,397)    (92,022)         (65,427)   (68,254)      (142,856)   (237,531)
   Transfers to other funding
      options                           (5,313,314)   (562,378)        (226,145)   (45,560)      (926,334)   (444,195)
   Other receipts (payments)               (12,215)         --               --         --        (28,441)    (22,908)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (5,246,662)    249,378         (151,783)    98,800       (744,549)    (17,227)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets                  (5,064,784)  1,386,075         (197,916)   185,429       (744,033)    249,746
NET ASSETS:
   Beginning of period                   5,064,784   3,678,709          882,503    697,074      5,177,037   4,927,291
                                       -----------  ----------        ---------  ---------     ----------  ----------
   End of period                       $        --  $5,064,784        $ 684,587  $ 882,503     $4,433,004  $5,177,037
                                       ===========  ==========        =========  =========     ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      DREYFUS SOCIALLY
                                     RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                         SUBACCOUNT             SUBACCOUNT
                                      (SERVICE SHARES)       (INITIAL SHARES)
                                     ------------------  ------------------------
                                       2007      2006        2007        2006
                                     --------  --------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,904) $ (5,783)  $   (9,207) $   (8,373)
   Net realized gains (losses)          9,041     2,647       66,377      18,697
   Change in unrealized gains
      (losses) on investments          11,045    22,235       66,542     306,976
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               15,182    19,099      123,712     317,300
                                     --------  --------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             17,597    15,858       17,156      79,383
   Transfers from other funding
      options                           2,428     5,663       61,681     165,036
   Contract charges                      (148)     (121)      (1,034)     (1,125)
   Contract surrenders                (38,884)  (21,748)    (166,387)    (77,035)
   Transfers to other funding
      options                         (13,060)   (1,077)    (142,297)   (142,204)
   Other receipts (payments)               --    (4,416)     (11,758)         --
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (32,067)   (5,841)    (242,639)     24,055
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets                (16,885)   13,258     (118,927)    341,355
NET ASSETS:
   Beginning of period                296,584   283,326    2,518,813   2,177,458
                                     --------  --------   ----------  ----------
   End of period                     $279,699  $296,584   $2,399,886  $2,518,813
                                     ========  ========   ==========  ==========


                                     DREYFUS VIF DEVELOPING LEADERS  DWS VIT EQUITY 500 INDEX
                                               SUBACCOUNT                   SUBACCOUNT
                                            (INITIAL SHARES)                (CLASS 2)
                                     ------------------------------  ------------------------
                                            2007        2006             2007        2006
                                        -----------  ----------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (100,917) $ (134,380)      $  (42,879) $  (55,557)
   Net realized gains (losses)            1,002,329     695,177          162,027      20,662
   Change in unrealized gains
      (losses) on investments            (1,967,078)   (442,249)          44,325     623,215
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (1,065,666)    118,548          163,473     588,320
                                        -----------  ----------       ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   86,279     437,726            3,345      27,389
   Transfers from other funding
      options                               522,548     640,662        1,175,621     112,781
   Contract charges                          (2,791)     (2,957)            (587)       (656)
   Contract surrenders                     (271,477)   (298,693)         (41,997)    (81,838)
   Transfers to other funding
      options                              (592,305)   (528,175)        (871,172)   (135,734)
   Other receipts (payments)                (19,208)    (22,428)         (10,681)    (26,033)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (276,954)    226,135          254,529    (104,091)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets                   (1,342,620)    344,683          418,002     484,229
NET ASSETS:
   Beginning of period                    8,580,463   8,235,780        5,092,588   4,608,359
                                        -----------  ----------       ----------  ----------
   End of period                        $ 7,237,843  $8,580,463       $5,510,590  $5,092,588
                                        ===========  ==========       ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                          DWS VIT RREEF
                                      REAL ESTATE SECURITIES  DWSI GLOBAL OPPORTUNITIES      DWSII BALANCED
                                            SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  -------------------------  ----------------------
                                         2007        2006          2007        2006         2007        2006
                                     -----------  ----------    ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (68,332) $ (111,255)   $  (35,588) $  (33,699)  $   37,143  $    6,768
   Net realized gains (losses)         1,112,129     249,341       400,316     122,779       65,476      65,242
   Change in unrealized gains
      (losses) on investments         (2,174,650)  1,545,005      (143,574)    466,588       (6,068)    234,008
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (1,130,853)  1,683,091       221,154     555,668       96,551     306,018
                                     -----------  ----------    ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               131,303     222,348        49,013     100,800       23,115     103,256
   Transfers from other funding
      options                            879,316     382,507       663,650     337,936       64,391     218,433
   Contract charges                         (996)     (1,067)         (606)       (656)        (802)       (852)
   Contract surrenders                  (226,584)   (146,142)     (102,144)   (132,508)    (191,713)   (246,646)
   Transfers to other funding
      options                         (1,003,030)   (608,388)     (386,945)   (334,672)    (296,373)   (749,500)
   Other receipts (payments)             (18,685)    (12,192)      (11,968)    (28,574)     (48,538)    (50,787)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (238,676)   (162,934)      211,000     (57,674)    (449,920)   (726,096)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                (1,369,529)  1,520,157       432,154     497,994     (353,369)   (420,078)
NET ASSETS:
   Beginning of period                 6,472,186   4,952,029     3,374,703   2,876,709    4,050,432   4,470,510
                                     -----------  ----------    ----------  ----------   ----------  ----------
   End of period                     $ 5,102,657  $6,472,186    $3,806,857  $3,374,703   $3,697,063  $4,050,432
                                     ===========  ==========    ==========  ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          DWSI BOND          DWSI CAPITAL GROWTH     DWSI GROWTH & INCOME      DWSI HEALTH CARE
                                          SUBACCOUNT             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                          (CLASS B)               (CLASS B)               (CLASS B)                (CLASS B)
                                     -------------------  ------------------------  ----------------------  ----------------------
                                        2007      2006        2007         2006        2007        2006        2007        2006
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  25,160  $  2,305  $  (136,866) $   (87,489) $  (81,474) $  (65,550) $  (56,871) $  (53,548)
   Net realized gains (losses)         (18,577)      186      227,802      113,520     221,596     149,319     233,453      54,936
   Change in unrealized gains
      (losses) on investments           (7,337)    1,268      646,315      190,167    (193,561)    385,850     103,781     100,207
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (754)    3,759      737,251      216,198     (53,439)    469,619     280,363     101,595
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               1,590    10,600      115,175       60,795      26,179     144,718      72,070      76,302
   Transfers from other funding
      options                          841,196   111,506      892,287    4,715,576     212,877   2,909,906     252,378     184,219
   Contract charges                       (117)      (43)      (1,750)      (1,000)     (1,406)     (1,164)       (507)       (570)
   Contract surrenders                  (1,535)     (487)    (268,602)    (236,348)   (223,637)   (207,196)   (172,194)   (135,987)
   Transfers to other funding
      options                         (481,178)   (9,618)  (1,516,593)  (1,054,981)   (731,768)   (833,642)   (187,517)   (226,845)
   Other receipts (payments)                --        --      (33,934)     (19,318)    (51,623)     (1,898)     (5,358)     (1,905)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    359,956   111,958     (813,417)   3,464,724    (769,378)  2,010,724     (41,128)   (104,786)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 359,202   115,717      (76,166)   3,680,922    (822,817)  2,480,343     239,235      (3,191)
NET ASSETS:
   Beginning of period                 167,191    51,474    8,019,061    4,338,139   6,943,787   4,463,444   2,653,456   2,656,647
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
   End of period                     $ 526,393  $167,191  $ 7,942,895  $ 8,019,061  $6,120,970  $6,943,787  $2,892,691  $2,653,456
                                     =========  ========  ===========  ===========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII INTERNATIONAL    DWSII STRATEGIC INCOME       DWSII BLUE CHIP
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                           (CLASS B)               (CLASS B)                 (CLASS B)
                                    ----------------------  -----------------------  ------------------------
                                       2007        2006         2007        2006         2007         2006
                                    ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   (3,521) $  (12,611) $   191,413  $  103,134  $   (77,278) $   (85,098)
   Net realized gains (losses)         176,045     177,533        7,506      46,099      787,215      580,480
   Change in unrealized gains
      (losses) on investments          448,543     483,467      (49,877)    156,271     (592,261)     227,321
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               621,067     648,389      149,042     305,504      117,676      722,703
                                    ----------  ----------  -----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              74,042      46,169       49,324     161,445      252,399      282,571
   Transfers from other funding
      options                          484,452   2,771,594      909,634   1,006,227    1,976,491    2,065,536
   Contract charges                     (1,089)       (611)        (861)       (918)      (1,339)      (1,489)
   Contract surrenders                (141,779)    (95,007)    (131,166)    (76,213)    (189,422)    (197,040)
   Transfers to other funding
      options                         (599,728)   (738,845)  (1,247,581)   (934,986)  (2,103,228)  (2,341,528)
   Other receipts (payments)           (17,943)    (30,813)     (19,815)    (73,527)     (22,123)     (38,649)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (202,045)  1,952,487     (440,465)     82,028      (87,222)    (230,599)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 419,022   2,600,876     (291,423)    387,532       30,454      492,104
NET ASSETS:
   Beginning of period               5,373,019   2,772,143    5,004,657   4,617,125    5,849,960    5,357,856
                                    ----------  ----------  -----------  ----------  -----------  -----------
   End of period                    $5,792,041  $5,373,019  $ 4,713,234  $5,004,657  $ 5,880,414  $ 5,849,960
                                    ==========  ==========  ===========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                     DWSII CONSERVATIVE ALLOCATION  DWSII CORE FIXED INCOME
                                               SUBACCOUNT                 SUBACCOUNT
                                               (CLASS B)                   (CLASS B)
                                     -----------------------------  -----------------------
                                          2007           2006          2007         2006
                                     --------------  -------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $     2,267   $   (81,911)   $  122,271  $   83,220
   Net realized gains (losses)             399,722       102,579        (1,675)    (20,041)
   Change in unrealized gains
      (losses) on investments             (108,886)      594,876        (7,065)     52,161
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   293,103       615,544       113,531     115,340
                                       -----------   -----------    ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 221,319       311,420        15,845      88,854
   Transfers from other funding
      options                              453,417     4,471,601       785,188     549,449
   Contract charges                         (2,906)       (2,187)         (981)     (1,168)
   Contract surrenders                    (352,730)     (229,036)     (287,961)   (342,241)
   Transfers to other funding
      options                             (725,040)     (633,025)     (118,628)   (650,079)
   Other receipts (payments)               (98,191)     (231,256)      (32,834)    (15,361)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (504,131)    3,687,517       360,629    (370,546)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets                    (211,028)    4,303,061       474,160    (255,206)
NET ASSETS:
   Beginning of period                  11,228,464     6,925,403     6,243,468   6,498,674
                                       -----------   -----------    ----------  ----------
   End of period                       $11,017,436   $11,228,464    $6,717,628  $6,243,468
                                       ===========   ===========    ==========  ==========

                                                                      DWSII DREMAN
                                     DWSII DAVIS VENTURE VALUE    HIGH RETURN EQUITY
                                             SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                 (CLASS B)
                                     -------------------------  ------------------------
                                         2007         2006          2007         2006
                                     ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (169,578) $ (159,272)  $  (163,279) $  (102,278)
   Net realized gains (losses)            382,548     172,203       521,852      879,283
   Change in unrealized gains
      (losses) on investments             (15,321)  1,038,820    (1,081,781)   1,501,496
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  197,649   1,051,751      (723,208)   2,278,501
                                      -----------  ----------   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                170,877     865,305       382,098      994,796
   Transfers from other funding
      options                           1,249,503     781,176     1,093,502    5,619,090
   Contract charges                        (1,537)     (1,604)       (3,845)      (3,199)
   Contract surrenders                   (195,798)   (342,323)     (669,374)    (491,942)
   Transfers to other funding
      options                            (914,024)   (861,411)   (1,639,374)    (809,419)
   Other receipts (payments)              (20,576)    (35,413)      (74,441)      (7,739)
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       288,445     405,730      (911,434)   5,301,587
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets                    486,094   1,457,481    (1,634,642)   7,580,088
NET ASSETS:
   Beginning of period                  9,722,906   8,265,425    19,165,502   11,585,414
                                      -----------  ----------   -----------  -----------
   End of period                      $10,209,000  $9,722,906   $17,530,860  $19,165,502
                                      ===========  ==========   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                          DWSII DREMAN                                         DWSII
                                      SMALL MID CAP VALUE      DWSII GLOBAL THEMATIC  GOVERNMENT & AGENCY SECURITIES
                                            SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                           (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  ----------------------  ------------------------------
                                         2007       2006         2007        2006            2007       2006
                                     -----------  ----------  ----------  ----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (124,106) $ (137,196) $  (83,847) $  (66,983)     $    40,727  $   19,098
   Net realized gains (losses)         1,506,243     817,446     826,108     361,385          (21,291)     (7,930)
   Change in unrealized gains
      (losses) on investments         (1,276,884)  1,024,068    (595,507)    591,591           36,490      18,107
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 105,253   1,704,318     146,754     885,993           55,926      29,275
                                     -----------  ----------  ----------  ----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               211,339     728,868      86,217     107,837              890       1,171
   Transfers from other funding
      options                            483,942     536,892   1,087,936   1,076,736        3,024,759     363,226
   Contract charges                       (1,485)     (1,534)       (784)       (712)            (268)       (334)
   Contract surrenders                  (325,963)   (328,276)   (299,569)   (108,662)         (73,387)    (53,153)
   Transfers to other funding
      options                         (1,569,969)   (817,226)   (499,690)   (445,596)      (3,051,238)   (217,987)
   Other receipts (payments)             (24,710)    (29,530)    (19,347)     (2,688)         (41,964)    (21,792)
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,226,846)     89,194     354,763     626,915         (141,208)     71,131
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets                (1,121,593)  1,793,512     501,517   1,512,908          (85,282)    100,406
NET ASSETS:
   Beginning of period                 9,263,180   7,469,668   4,473,071   2,960,163        1,581,460   1,481,054
                                     -----------  ----------  ----------  ----------      -----------  ----------
   End of period                     $ 8,141,587  $9,263,180  $4,974,588  $4,473,071      $ 1,496,178  $1,581,460
                                     ===========   ========== ==========  ==========      ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                            SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)              (CLASS B)
                                     -----------------------  ------------------------
                                        2007         2006        2007         2006
                                     -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (4,859) $  (214,207) $   301,305  $  277,384
   Net realized gains (losses)         1,211,513      401,021      (43,617)      2,658
   Change in unrealized gains
      (losses) on investments           (561,650)   1,655,329     (347,996)    142,710
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 645,004    1,842,143      (90,308)    422,752
                                     -----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                55,138      495,806       24,466      87,013
   Transfers from other funding
      options                            205,296    1,523,186      854,261     722,951
   Contract charges                       (3,784)      (3,840)      (1,168)     (1,180)
   Contract surrenders                  (756,299)    (417,581)    (197,233)   (224,835)
   Transfers to other funding
      options                         (1,086,012)  (2,005,558)  (1,304,632)   (787,673)
   Other receipts (payments)             (56,189)     (43,691)     (19,899)    (44,621)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,641,850)    (451,678)    (644,205)   (248,345)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                  (996,846)   1,390,465     (734,513)    174,407
NET ASSETS:
   Beginning of period                18,857,212   17,466,747    5,671,489   5,497,082
                                     -----------  -----------  -----------  ----------
   End of period                     $17,860,366  $18,857,212  $ 4,936,976  $5,671,489
                                     ===========  ===========   ==========  ==========

                                     DWSII INTERNATIONAL SELECT EQUITY  DWSII JANUS GROWTH & INCOME
                                                 SUBACCOUNT                     SUBACCOUNT
                                                 (CLASS B)                      (CLASS B)
                                     ---------------------------------  ---------------------------
                                           2007         2006                2007        2006
                                           ----------  ----------         ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $    4,725  $  (21,578)        $  (41,968) $   (44,214)
   Net realized gains (losses)                713,412     164,722             99,507       76,911
   Change in unrealized gains
      (losses) on investments                 (41,110)    789,456             35,667      102,626
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      677,027     932,600             93,206      135,323
                                           ----------  ----------         ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    158,546     316,584             26,379      242,957
   Transfers from other funding
      options                               1,524,879     424,403            124,995      198,633
   Contract charges                              (846)       (843)              (393)        (429)
   Contract surrenders                       (218,109)   (192,475)          (103,554)    (151,025)
   Transfers to other funding
      options                                (803,936)   (548,701)          (343,000)    (269,745)
   Other receipts (payments)                       --      (8,367)           (12,571)     (11,797)
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           660,534      (9,399)          (308,144)       8,594
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets                      1,337,561     923,201           (214,938)     143,917
NET ASSETS:
   Beginning of period                      5,020,613   4,097,412          2,457,650    2,313,733
                                           ----------  ----------         ----------  -----------
   End of period                           $6,358,174  $5,020,613         $2,242,712  $ 2,457,650
                                           ==========  ==========         ==========  ===========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII LARGE CAP VALUE  DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION
                                           SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)              (CLASS B)               (CLASS B)
                                     ----------------------  --------------------  -------------------------
                                        2007        2006        2007       2006        2007          2006
                                     ----------  ----------  ---------  ---------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (21,169) $  (22,954) $ (16,693) $ (15,707) $    39,166   $  (189,091)
   Net realized gains (losses)          179,255      28,146     72,947     26,112      860,335       256,123
   Change in unrealized gains
      (losses) on investments           137,069     322,079    (10,600)    55,324     (360,839)    1,325,633
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations                295,155     327,271     45,654     65,729      538,662     1,392,665
                                     ----------  ----------  ---------  ---------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                6,924      23,870     38,322    106,666      249,220       981,414
   Transfers from other funding
      options                           415,355     102,040    306,532    163,058      592,633     1,273,602
   Contract charges                        (563)       (608)      (203)      (176)      (3,753)       (3,675)
   Contract surrenders                  (92,588)   (118,046)   (31,354)    (5,150)    (598,758)     (501,079)
   Transfers to other funding
      options                          (297,871)   (108,859)  (282,829)  (147,157)    (502,059)   (1,081,913)
   Other receipts (payments)            (24,512)         --         --         --     (479,639)     (245,987)
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       6,745    (101,603)    30,468    117,241     (742,356)      422,362
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets                  301,900     225,668     76,122    182,970     (203,694)    1,815,027
NET ASSETS:
   Beginning of period                2,875,977   2,650,309    888,027    705,057   17,441,676    15,626,649
                                     ----------  ----------  ---------  ---------  -----------   -----------
   End of period                     $3,177,877  $2,875,977  $ 964,149  $ 888,027  $17,237,982   $17,441,676
                                     ==========  ==========  =========  =========  ===========   ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        DWSII MONEY MARKET     DWSII SMALL CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)
                                     ------------------------  ----------------------
                                         2007         2006        2007         2006
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   133,995  $    89,664  $  (64,610) $  (61,628)
   Net realized gains (losses)                --           --     104,459      38,440
   Change in unrealized gains
      (losses) on investments                 --           --      61,972     100,656
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 133,995       89,664     101,821      77,468
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               328,695      410,693      52,832     278,354
   Transfers from other funding
      options                          9,396,879    6,923,741     543,978     292,218
   Contract charges                         (818)        (553)       (623)       (593)
   Contract surrenders                (1,667,639)    (556,025)    (86,258)   (115,485)
   Transfers to other funding
      options                         (8,336,607)  (4,912,150)   (485,589)   (174,585)
   Other receipts (payments)              (8,996)          --     (18,483)     (2,316)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (288,486)   1,865,706       5,857     277,593
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                  (154,491)   1,955,370     107,678     355,061
NET ASSETS:
   Beginning of period                 4,919,873    2,964,503   3,043,223   2,688,162
                                     -----------  -----------  ----------  ----------
   End of period                     $ 4,765,382  $ 4,919,873  $3,150,901  $3,043,223
                                     ===========  ===========  ==========  ==========

                                        DWSII TECHNOLOGY     DWSII TURNER MID CAP GROWTH
                                           SUBACCOUNT                 SUBACCOUNT
                                            (CLASS B)                 (CLASS B)
                                     ----------------------  ---------------------------
                                        2007        2006        2007             2006
                                     ----------  ----------  ----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (24,417) $  (25,551) $  (47,373)      $  (43,932)
   Net realized gains (losses)           37,650       7,045     252,342          197,886
   Change in unrealized gains
      (losses) on investments            71,963     (12,584)    260,457          (64,557)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 85,196     (31,090)    465,426           89,397
                                     ----------  ----------  ----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               84,458      31,999      40,631           54,542
   Transfers from other funding
      options                           542,361     128,349     347,614          175,552
   Contract charges                        (317)       (409)       (436)            (432)
   Contract surrenders                  (50,185)    (56,542)    (61,014)         (55,413)
   Transfers to other funding
      options                          (307,597)   (198,669)   (313,610)        (202,054)
   Other receipts (payments)             (3,440)    (44,297)     (7,060)              --
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     265,280    (139,569)      6,125          (27,805)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets                  350,476    (170,659)    471,551           61,592
NET ASSETS:
   Beginning of period                1,192,311   1,362,970   2,113,971        2,052,379
                                     ----------  ----------  ----------       ----------
   End of period                     $1,542,787  $1,192,311  $2,585,522       $2,113,971
                                     ==========  ==========  ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       FIDELITY VIP
                                     FIDELITY VIP CONTRAFUND   DYNAMIC CAPITAL APPRECIATION    FIDELITY VIP MID CAP
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                        (SERVICE CLASS 2)            (SERVICE CLASS 2)           (SERVICE CLASS 2)
                                     ------------------------  ----------------------------  ------------------------
                                         2007        2006         2007              2006         2007        2006
                                     -----------  -----------  ----------        ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (277,548) $  (192,375) $  (30,514)       $  (23,164) $  (420,877) $  (461,646)
   Net realized gains (losses)         6,712,248    1,931,773     276,685           108,408    3,086,255    3,233,381
   Change in unrealized gains
      (losses) on investments         (3,121,266)      71,894    (154,341)           66,890      973,936     (258,591)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,313,434    1,811,292      91,830           152,134    3,639,314    2,513,144
                                     -----------  -----------  ----------        ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               310,331    2,032,476       3,180            14,349      592,186    1,679,991
   Transfers from other funding
      options                          2,707,685    2,068,079     234,616           257,160    2,171,755    2,599,742
   Contract charges                       (6,988)      (6,634)       (218)             (184)      (8,956)      (8,895)
   Contract surrenders                  (653,671)    (345,152)    (51,594)          (11,709)    (737,574)    (547,710)
   Transfers to other funding
      options                         (1,832,363)  (1,133,494)   (326,395)         (296,086)  (2,964,944)  (1,869,951)
   Other receipts (payments)             (67,569)     (13,242)         --                --      (17,838)    (114,979)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      457,425    2,602,033    (140,411)          (36,470)    (965,371)   1,738,198
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 3,770,859    4,413,325     (48,581)          115,664    2,673,943    4,251,342
NET ASSETS:
   Beginning of period                22,196,058   17,782,733   1,532,924         1,417,260   27,992,606   23,741,264
                                     -----------  -----------  ----------        ----------  -----------  -----------
   End of period                     $25,966,917  $22,196,058  $1,484,343        $1,532,924  $30,666,549  $27,992,606
                                     ===========  ===========  ==========        ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           FTVIPT FRANKLIN                FTVIPT FRANKLIN
                                     RISING DIVIDENDS SECURITIES  SMALL MID-CAP GROWTH SECURITIES
                                             SUBACCOUNT                     SUBACCOUNT
                                              (CLASS 2)                      (CLASS 2)
                                     ---------------------------  -------------------------------
                                         2007            2006        2007                 2006
                                     -----------     -----------  ----------           ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    72,839     $  (108,097) $ (114,287)          $  (88,042)
   Net realized gains (losses)           528,502         208,846     556,222              103,802
   Change in unrealized gains
      (losses) on investments         (1,279,780)      1,660,377     (13,503)             285,461
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from operations                (678,439)      1,761,126     428,432              301,221
                                     -----------     -----------  ----------           ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,163,280       2,022,600     527,309              978,769
   Transfers from other funding
      options                          1,541,454       1,263,572   2,290,289              516,711
   Contract charges                       (3,973)         (3,467)     (2,181)              (1,862)
   Contract surrenders                  (908,661)       (695,092)   (290,955)            (377,784)
   Transfers to other funding
      options                         (2,053,077)       (757,178)   (664,058)            (221,516)
   Other receipts (payments)            (102,326)       (205,445)    (69,625)            (251,313)
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (363,303)      1,624,990   1,790,779              643,005
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets                (1,041,742)      3,386,116   2,219,211              944,226
NET ASSETS:
   Beginning of period                14,539,499      11,153,383   5,109,650            4,165,424
                                     -----------     -----------  ----------           ----------
   End of period                     $13,497,757     $14,539,499  $7,328,861           $5,109,650
                                     ===========     ===========  ==========           ==========

                                            FTVIPT TEMPLETON                   FTVIPT
                                     DEVELOPING MARKETS SECURITIES  TEMPLETON FOREIGN SECURITIES
                                              SUBACCOUNT                     SUBACCOUNT
                                               (CLASS 2)                     (CLASS 2)
                                     -----------------------------  ----------------------------
                                         2007              2006         2007             2006
                                     -----------       -----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    43,650       $  (108,038) $    13,645      $  (126,452)
   Net realized gains (losses)         2,269,169           371,607    1,794,862          228,189
   Change in unrealized gains
      (losses) on investments          1,263,051         2,437,538      802,529        2,882,934
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,575,870         2,701,107    2,611,036        2,984,671
                                     -----------       -----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,641           939,500    1,429,652        1,853,819
   Transfers from other funding
      options                          3,059,905         2,651,594    2,598,997        2,256,695
   Contract charges                       (3,634)           (3,231)      (5,432)          (4,816)
   Contract surrenders                  (507,018)         (111,436)    (789,319)        (489,647)
   Transfers to other funding
      options                         (3,310,951)       (2,179,631)  (3,611,403)      (1,773,034)
   Other receipts (payments)             (64,028)          (31,814)    (181,480)        (166,748)
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (383,085)        1,264,982     (558,985)       1,676,269
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets                 3,192,785         3,966,089    2,052,051        4,660,940
NET ASSETS:
   Beginning of period                14,369,790        10,403,701   19,734,442       15,073,502
                                     -----------       -----------  -----------      -----------
   End of period                     $17,562,575       $14,369,790  $21,786,493      $19,734,442
                                     ===========       ===========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN GLOBAL   JANUS ASPEN GLOBAL       JANUS ASPEN
                                        LIFE SCIENCES         TECHNOLOGY        WORLDWIDE GROWTH
                                         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      (SERVICE SHARES)     (SERVICE SHARES)     (SERVICE SHARES)
                                     ------------------  --------------------  ------------------
                                       2007      2006       2007       2006      2007      2006
                                     --------  --------  ----------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,713) $ (4,846) $  (18,222) $(17,695) $ (3,605) $   (686)
   Net realized gains (losses)         14,564     5,662      19,478    13,782     9,782     1,761
   Change in unrealized gains
      (losses) on investments          32,755     9,450     230,422    50,725    10,593    33,524
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               42,606    10,266     231,678    46,812    16,770    34,599
                                     --------  --------  ----------  --------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                523       366       9,733   112,490    45,403       567
   Transfers from other funding
      options                          73,829     2,452   1,711,332   185,486    15,576     4,205
   Contract charges                       (79)     (119)       (326)     (341)      (49)      (56)
   Contract surrenders                (23,019)   (4,246)    (25,888)   (9,889)  (35,099)   (5,976)
   Transfers to other funding
      options                         (25,539)   (1,423)    (69,566)  (91,786)   (3,359)   (1,573)
   Other receipts (payments)               --        --          --   (10,012)       --        --
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    25,715    (2,970)  1,625,285   185,948    22,472    (2,833)
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets                 68,321     7,296   1,856,963   232,760    39,242    31,766
NET ASSETS:
   Beginning of period                237,597   230,301     999,185   766,425   250,705   218,939
                                     --------  --------  ----------  --------  --------  --------
   End of period                     $305,918  $237,597  $2,856,148  $999,185  $289,947  $250,705
                                     ========  ========  ==========  ========  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH  LMPVET AGGRESSIVE GROWTH
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS I)                (CLASS II)
                                     ------------------------  ------------------------
                                           2007 (b)     2006         2007 (b)  2006
                                         -----------  -------      ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (104,025)  $--         $  (94,182)  $--
   Net realized gains (losses)                27,610    --             29,503    --
   Change in unrealized gains
      (losses) on investments               (293,058)   --           (287,503)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                    (369,473)   --           (352,182)   --
                                         -----------   ---         ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   164,743    --            456,837    --
   Transfers from other funding
      options                              8,687,153    --          7,481,772    --
   Contract charges                           (2,233)   --             (2,232)   --
   Contract surrenders                      (193,847)   --           (176,646)   --
   Transfers to other funding
      options                             (1,076,515)   --           (447,656)   --
   Other receipts (payments)                  (5,512)   --            (18,561)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions        7,573,789    --          7,293,514    --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets                     7,204,316    --          6,941,332    --
NET ASSETS:
   Beginning of period                            --    --                 --    --
                                         -----------   ---         ----------   ---
   End of period                         $ 7,204,316   $--         $6,941,332   $--
                                         ===========   ===         ==========   ===

                                     LMPVET APPRECIATION     LMPVET EQUITY INDEX
                                         SUBACCOUNT              SUBACCOUNT
                                          (CLASS I)              (CLASS II)
                                     -------------------  ------------------------
                                         2007 (b)  2006       2007        2006
                                       ----------  ----   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (4,869)  $--   $   (48,783) $   (75,050)
   Net realized gains (losses)            139,279    --       894,449      338,399
   Change in unrealized gains
      (losses) on investments             (89,742)   --      (450,289)   1,293,047
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   44,668    --       395,377    1,556,396
                                       ----------   ---   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  2,322    --       289,062      769,934
   Transfers from other funding
      options                           1,760,798    --       484,729      684,964
   Contract charges                          (414)   --        (4,857)      (5,339)
   Contract surrenders                    (14,402)   --      (390,577)    (274,607)
   Transfers to other funding
      options                            (135,282)   --    (1,056,406)  (1,127,877)
   Other receipts (payments)              (12,067)   --       (31,531)    (104,436)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,600,955    --      (709,580)     (57,361)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets                  1,645,623    --      (314,203)   1,499,035
NET ASSETS:
   Beginning of period                         --    --    13,421,871   11,922,836
                                       ----------   ---   -----------  -----------
   End of period                       $1,645,623   $--   $13,107,668  $13,421,871
                                       ==========   ===   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET FUNDAMENTAL VALUE     LMPVET INVESTORS     LMPVET LARGE CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                            (CLASS I)                 (CLASS I)               (CLASS I)
                                     ------------------------  ----------------------  -----------------------
                                           2007 (b)  2006         2007        2006         2007 (b)   2006
                                         ----------  ----      ----------  ----------     ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $   (4,465) $ --      $  (22,690) $   (8,150)    $  (32,767) $ --
   Net realized gains (losses)              220,983    --         126,649     113,805          2,557    --
   Change in unrealized gains
      (losses) on investments              (471,368)   --         (40,968)    322,155         11,416    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from operations                   (254,850)   --          62,991     427,810        (18,794)   --
                                         ----------  ----      ----------  ----------     ----------  ----
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   79,684    --          35,796     237,656         12,532    --
   Transfers from other funding
      options                             4,976,878    --          45,398     134,550      2,666,149    --
   Contract charges                          (1,288)   --            (916)       (921)          (985)   --
   Contract surrenders                     (123,772)   --         (66,142)    (54,063)       (48,331)   --
   Transfers to other funding
      options                               (69,400)   --         (89,608)   (203,055)      (170,943)   --
   Other receipts (payments)                (17,122)   --              --          --             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from contract transactions       4,844,980    --         (75,472)    114,167      2,458,422    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets                    4,590,130    --         (12,481)    541,977      2,439,628    --
NET ASSETS:
   Beginning of period                           --    --       3,092,100   2,550,123             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
   End of period                         $4,590,130  $ --      $3,079,619  $3,092,100     $2,439,628  $ --
                                         ==========  ====      ==========  ==========     ==========  ====

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET SMALL CAP GROWTH                               LMPVPI ALL CAP          LMPVPI ALL CAP
                                            SUBACCOUNT        LMPVET SOCIAL AWARENESS        SUBACCOUNT              SUBACCOUNT
                                             (CLASS I)                SUBACCOUNT             (CLASS I)               (CLASS II)
                                     -----------------------  -----------------------  -----------------------  -------------------
                                        2007         2006         2007        2006       2007 (a)      2006      2007 (a)    2006
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (98,141) $  (95,035)  $    (4,521) $ (11,381)  $   (14,484) $  (22,406) $  (1,258) $    317
   Net realized gains (losses)          441,835     307,334       161,855      2,776       990,488     199,926     24,053     7,676
   Change in unrealized gains
      (losses) on investments            42,975     251,001       (74,669)    56,600      (760,158)    449,181    (11,222)    9,801
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                386,669     463,300        82,665     47,995       215,846     626,701     11,573    17,794
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               80,158     243,120         1,876     57,870        11,997     146,402     20,948   183,253
   Transfers from other funding
      options                           135,820     527,588        17,118     61,974        20,317      80,010        109     2,208
   Contract charges                      (1,701)     (1,740)         (458)      (435)           (4)     (1,225)        --       (18)
   Contract surrenders                 (245,060)   (154,261)       (3,546)    (4,931)      (25,835)    (90,196)      (914)   (1,142)
   Transfers to other funding
      options                          (315,930)   (607,551)       (7,057)   (15,852)   (4,692,179)   (144,839)  (257,046)     (256)
   Other receipts (payments)            (44,926)    (36,982)           --         --       (74,586)         --         --        --
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (391,639)    (29,826)        7,933     98,626    (4,760,290)     (9,848)  (236,903)  184,045
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets                   (4,970)    433,474        90,598    146,621    (4,544,444)    616,853   (225,330)  201,839
NET ASSETS:
   Beginning of period                4,925,899   4,492,425       925,855    779,234     4,544,444   3,927,591    225,330    23,491
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
   End of period                     $4,920,929  $4,925,899   $ 1,016,453  $ 925,855   $        --  $4,544,444  $      --  $225,330
                                     ==========  ==========   ===========  =========   ===========  ==========  =========  ========

   The accompanying notes are an integral part of these financial statements.

                                      LMPVPII GROWTH AND INCOME    LMPVPI LARGE CAP GROWTH   LMPVPII AGGRESSIVE GROWTH
                                             SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             (CLASS I)                   (CLASS I)                    (CLASS I)
                                     --------------------------  --------------------------  --------------------------
                                       2007 (a)        2006         2007 (a)        2006       2007 (a)        2006
                                     ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (9,183)  $  (23,196)   $   (16,411)   $  (49,824)  $   (52,997)  $ (163,818)
   Net realized gains (losses)           348,685       21,591        393,380        29,137     1,927,125      143,032
   Change in unrealized gains
      (losses) on investments           (267,009)     156,564       (271,145)       81,311    (1,587,920)     716,481
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  72,493      154,959        105,824        60,624       286,208      695,695
                                     -----------   ----------    -----------    ----------   -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                21,393       29,453         36,032       133,332        69,005      773,934
   Transfers from other funding
      options                              3,948       67,774         14,217       149,840       187,437      339,982
   Contract charges                           (5)        (436)            --        (1,019)           (7)      (2,690)
   Contract surrenders                    (9,348)     (39,034)       (41,194)      (31,012)      (73,333)    (194,003)
   Transfers to other funding
      options                         (1,758,647)     (26,288)    (2,691,716)     (354,249)   (8,839,010)    (737,160)
   Other receipts (payments)                  --       (6,526)       (33,971)           --       (91,762)     (66,802)
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,742,659)      24,943     (2,716,632)     (103,108)   (8,747,670)     113,261
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets                (1,670,166)     179,902     (2,610,808)      (42,484)   (8,461,462)     808,956
NET ASSETS:
   Beginning of period                 1,670,166    1,490,264      2,610,808     2,653,292     8,461,462    7,652,506
                                     -----------   ----------    -----------    ----------   -----------   ----------
   End of period                     $        --   $1,670,166    $        --    $2,610,808   $        --   $8,461,462
                                     ===========   ==========    ===========    ==========   ===========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPII AGGRESSIVE GROWTH    LMPVET CAPITAL AND INCOME
                                              SUBACCOUNT                 SUBACCOUNT
                                              (CLASS II)                 (CLASS II)
                                     --------------------------  --------------------------
                                       2007 (a)        2006        2007 (b)        2006
                                     ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (43,131)   $ (120,910)   $   (1,938)       $--
   Net realized gains (losses)         1,428,336       118,217       765,601         --
   Change in unrealized gains
      (losses) on investments         (1,154,276)      503,219      (770,491)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from operations                 230,929       500,526        (6,828)        --
                                     -----------    ----------    ----------        ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               187,589     1,785,627       254,815         --
   Transfers from other funding
      options                            246,145       427,438     4,884,900         --
   Contract charges                          (17)       (1,954)       (1,383)        --
   Contract surrenders                  (153,377)     (277,122)     (101,451)        --
   Transfers to other funding
      options                         (7,603,394)     (502,030)     (222,524)        --
   Other receipts (payments)             (39,460)      (12,664)      (26,556)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (7,362,514)    1,419,295     4,787,801         --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets                (7,131,585)    1,919,821     4,780,973         --
NET ASSETS:
   Beginning of period                 7,131,585     5,211,764            --         --
                                     -----------    ----------    ----------        ---
   End of period                     $        --    $7,131,585    $4,780,973        $--
                                     ===========    ==========    ==========        ===

                                                                       LMPVPI TOTAL RETURN
                                     LMPVIT ADJUSTABLE RATE INCOME         SUBACCOUNT
                                              SUBACCOUNT                   (CLASS II)
                                     -----------------------------  -------------------------
                                          2007           2006         2007 (a)       2006
                                     ------------  ---------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   64,288      $   70,619    $    (1,113)  $   13,187
   Net realized gains (losses)            (1,954)          3,332        422,705      108,496
   Change in unrealized gains
      (losses) on investments            (72,946)         (8,331)      (299,259)     253,320
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (10,612)         65,620        122,333      375,003
                                      ----------      ----------    -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,416         121,892        187,846    1,347,454
   Transfers from other funding
      options                            112,197         868,401        100,687      258,080
   Contract charges                         (668)           (777)            (4)      (1,163)
   Contract surrenders                  (127,793)        (76,086)      (132,480)    (102,544)
   Transfers to other funding
      options                           (476,238)       (893,533)    (4,547,209)     (90,927)
   Other receipts (payments)             (15,802)       (561,193)       (25,986)     (82,439)
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (506,888)       (541,296)    (4,417,146)   1,328,461
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets                  (517,500)       (475,676)    (4,294,813)   1,703,464
NET ASSETS:
   Beginning of period                 2,941,227       3,416,903      4,294,813    2,591,349
                                      ----------      ----------    -----------   ----------
   End of period                      $2,423,727      $2,941,227    $        --   $4,294,813
                                      ==========      ==========    ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                                             LORD ABBETT               LORD ABBETT            MIST BATTERYMARCH
                                          GROWTH AND INCOME           MID-CAP VALUE             MID-CAP STOCK
                                             SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                             (CLASS VC)                (CLASS VC)                 (CLASS A)
                                     -------------------------  -------------------------  ----------------------
                                       2007 (a)       2006         2007 (a)       2006        2007       2006 (c)
                                     ------------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (96,432) $  (100,159) $    (84,052) $  (186,978) $  (87,638) $  (66,133)
   Net realized gains (losses)          2,133,663      527,878     2,182,490    1,090,747     672,887     (21,896)
   Change in unrealized gains
      (losses) on investments          (1,472,754)   1,484,319      (801,611)     292,716    (362,707)   (191,425)
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  564,477    1,912,038     1,296,827    1,196,485     222,542    (279,454)
                                     ------------  -----------  ------------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 90,915      578,596        48,049      445,233      81,108      19,891
   Transfers from other funding
      options                              97,809    1,074,212       155,235      765,592     262,383   5,764,668
   Contract charges                           (14)      (4,278)           (8)      (3,745)     (1,336)     (1,369)
   Contract surrenders                    (68,038)    (240,488)     (106,862)    (386,799)   (187,607)    (60,583)
   Transfers to other funding
      options                         (15,670,309)    (574,292)  (14,405,873)  (1,549,227)   (331,657)   (175,130)
   Other receipts (payments)              (49,700)     (82,956)      (24,442)     (76,270)    (17,800)         --
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (15,599,337)     750,794   (14,333,901)    (805,216)   (194,909)  5,547,477
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                (15,034,860)   2,662,832   (13,037,074)     391,269      27,633   5,268,023
NET ASSETS:
   Beginning of period                 15,034,860   12,372,028    13,037,074   12,645,805   5,268,023          --
                                     ------------  -----------  ------------  -----------  ----------  ----------
   End of period                     $         --  $15,034,860  $         --  $13,037,074  $5,295,656  $5,268,023
                                     ============  ===========  ============  ===========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE-CAP CORE
                                             SUBACCOUNT                  SUBACCOUNT
                                             (CLASS A)                   (CLASS E)
                                     -------------------------  -----------------------------
                                          2007       2006 (c)      2007 (b)         2006
                                     ------------  -----------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   362,912   $  (66,719)   $  (62,893)        $--
   Net realized gains (losses)            (4,093)       5,441        15,733          --
   Change in unrealized gains
      (losses) on investments           (523,685)     316,030        38,779          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from operations                (164,866)     254,752        (8,381)         --
                                     -----------   ----------    ----------         ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                87,026       55,615         8,627          --
   Transfers from other funding
      options                          8,090,752    5,238,239     5,176,381          --
   Contract charges                       (3,753)      (1,443)         (950)         --
   Contract surrenders                  (407,005)     (91,532)     (123,211)         --
   Transfers to other funding
      options                         (1,143,630)    (179,465)     (800,688)         --
   Other receipts (payments)                  --       (9,637)           --          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    6,623,390    5,011,777     4,260,159          --
      Net increase (decrease)
         in net assets                 6,458,524    5,266,529     4,251,778          --
NET ASSETS:
   Beginning of period                 5,266,529           --            --          --
                                     -----------   ----------    ----------         ---
   End of period                     $11,725,053   $5,266,529    $4,251,778         $--
                                     ===========   ==========    ==========         ===

                                     MIST BLACKROCK LARGE-CAP CORE  MIST DREMAN SMALL-CAP VALUE
                                              SUBACCOUNT                    SUBACCOUNT
                                              (CLASS A)                     (CLASS A)
                                     -----------------------------  ---------------------------
                                        2007 (a)       2006 (c)         2007         2006 (c)
                                     ------------  ---------------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     2,468     $  (63,236)     $  (9,944)     $  (1,264)
   Net realized gains (losses)           549,289         (7,192)        14,999          4,574
   Change in unrealized gains
      (losses) on investments           (323,399)       323,399        (23,082)        21,871
                                     -----------     ----------      ---------      ---------
   Net increase (decrease)
      in net assets resulting
      from operations                    228,358        252,971        (18,027)        25,181
                                     -----------     ----------      ---------      ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 9,418         37,948          1,480          4,113
   Transfers from other funding
      options                             16,864      4,904,678        431,456        476,434
   Contract charges                           (4)        (1,008)          (129)           (47)
   Contract surrenders                   (28,141)       (28,802)       (13,972)        (3,486)
   Transfers to other funding
      options                         (5,107,379)      (238,238)      (273,000)      (130,998)
   Other receipts (payments)             (23,618)       (23,047)            --             --
                                     -----------     ----------      ---------      ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (5,132,860)     4,651,531        145,835        346,016
      Net increase (decrease)
         in net assets                (4,904,502)     4,904,502        127,808        371,197
NET ASSETS:
   Beginning of period                 4,904,502             --        371,197             --
                                     -----------     ----------      ---------      ---------
   End of period                     $        --     $4,904,502      $ 499,005      $ 371,197
                                     ===========     ==========      =========      =========

   The accompanying notes are an integral part of these financial statements.

                                       MIST HARRIS OAKMARK
                                          INTERNATIONAL           MIST JANUS FORTY     MIST LAZARD MID-CAP
                                            SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                            (CLASS A)                 (CLASS A)             (CLASS B)
                                     -----------------------  -----------------------  -------------------
                                         2007      2006 (c)       2007      2006 (c)      2007 (b)  2006
                                     -----------  ----------  -----------  ----------     --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (76,379) $  (67,019) $  (157,751) $ (105,402)    $ (6,119)  $--
   Net realized gains (losses)           694,855      (1,133)   1,475,324     (30,905)      (1,201)   --
   Change in unrealized gains
      (losses) on investments           (855,323)    626,947      957,135     302,770      (54,598)   --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                (236,847)    558,795    2,274,708     166,463      (61,918)   --
                                     -----------  ----------  -----------  ----------     --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               141,470      35,614      192,817     250,526          636    --
   Transfers from other funding
      options                          2,645,124   6,166,803      862,175   8,746,409      510,526    --
   Contract charges                       (1,858)     (1,545)      (2,679)     (2,875)        (117)   --
   Contract surrenders                  (328,060)   (103,008)    (189,053)   (142,853)      (6,282)   --
   Transfers to other funding
      options                         (1,221,885)   (375,036)    (816,721)   (708,739)     (12,906)   --
   Other receipts (payments)             (44,395)    (14,979)      (3,125)    (16,498)          --    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,190,396   5,707,849       43,414   8,125,970      491,857    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets                   953,549   6,266,644    2,318,122   8,292,433      429,939    --
NET ASSETS:
   Beginning of period                 6,266,644          --    8,292,433          --           --    --
                                     -----------  ----------  -----------  ----------     --------   ---
   End of period                     $ 7,220,193  $6,266,644  $10,610,555  $8,292,433     $429,939   $--
                                     ===========  ==========  ===========  ==========     ========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST LEGG MASON PARTNERS     MIST LORD ABBETT
                                          MANAGED ASSETS           BOND DEBENTURE
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS A)               (CLASS A)
                                     ------------------------  ----------------------
                                         2007      2006 (c)       2007      2006 (c)
                                      ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   18,593  $  (54,382)  $  149,659  $  (46,782)
   Net realized gains (losses)           377,258         953       54,405       2,671
   Change in unrealized gains
      (losses) on investments           (213,538)    270,959       (8,594)    212,983
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 182,313     217,530      195,470     168,872
                                      ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                79,059      50,315       21,154      23,661
   Transfers from other funding
      options                             63,859   4,337,962      715,209   4,200,812
   Contract charges                       (1,290)     (1,350)        (762)       (809)
   Contract surrenders                  (105,365)    (93,707)    (221,633)   (135,709)
   Transfers to other funding
      options                            (80,450)   (202,234)    (735,471)   (153,144)
   Other receipts (payments)             (67,929)         --      (22,734)    (67,176)
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (112,116)  4,090,986     (244,237)  3,867,635
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                    70,197   4,308,516      (48,767)  4,036,507
NET ASSETS:
   Beginning of period                 4,308,516          --    4,036,507          --
                                      ----------  ----------   ----------  ----------
   End of period                      $4,378,713  $4,308,516   $3,987,740  $4,036,507
                                      ==========  ==========   ==========  ==========

                                         MIST LORD ABBETT         MIST LORD ABBETT
                                         GROWTH AND INCOME         MID-CAP VALUE
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)               (CLASS B)
                                     ------------------------  ---------------------
                                         2007       2006 (c)       2007     2006 (c)
                                     -----------  -----------  -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (307,043) $  (169,137) $  (179,502) $   (663)
   Net realized gains (losses)           839,233        6,359      (33,352)      298
   Change in unrealized gains
      (losses) on investments           (502,781)   1,219,016   (1,251,102)   11,651
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  29,409    1,056,238   (1,463,956)   11,286
                                     -----------  -----------  -----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
   from contract owners                  422,190      254,487      282,477     9,360
   Transfers from other funding
   options                            16,154,195   14,753,303   14,872,203    94,632
   Contract charges                       (7,313)      (3,557)      (3,641)      (14)
   Contract surrenders                  (914,445)    (222,994)    (380,700)      (27)
   Transfers to other funding
   options                            (2,388,078)    (427,718)  (1,108,221)   (8,536)
   Other receipts (payments)            (131,414)     (65,404)     (27,436)       --
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,135,135   14,288,117   13,634,682    95,415
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets                13,164,544   15,344,355   12,170,726   106,701
NET ASSETS:
   Beginning of period                15,344,355           --      106,701        --
                                     -----------  -----------  -----------  --------
   End of period                     $28,508,899  $15,344,355  $12,277,427  $106,701
                                     ===========  ===========  ===========  ========

   The accompanying notes are an integral part of these financial statements.

                                          MIST MET/AIM           MIST MET/AIM          MIST MET/AIM
                                      CAPITAL APPRECIATION   CAPITAL APPRECIATION    SMALL CAP GROWTH
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           (CLASS A)               (CLASS E)             (CLASS A)
                                     ----------------------  --------------------  --------------------
                                       2007        2006 (c)   2007 (b)     2006      2007      2006 (c)
                                     ----------  ----------  ----------  --------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (53,279) $  (30,846) $  (85,415)   $--   $  (6,399)   $ (1,853)
   Net realized gains (losses)           (4,092)    326,069      10,334     --       8,882       1,773
   Change in unrealized gains
      (losses) on investments           324,540    (341,583)    254,599     --       6,763       1,191
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from operations                267,169     (46,360)    179,518     --       9,246       1,111
                                     ----------  ----------  ----------    ---   ---------    --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               24,862      80,148     357,872     --      16,125      21,371
   Transfers from other funding
      options                            97,793   2,894,147   7,018,014     --     424,491     171,589
   Contract charges                        (828)       (862)     (2,145)    --        (149)        (47)
   Contract surrenders                  (87,925)   (127,104)   (153,563)    --     (47,333)       (124)
   Transfers to other funding
      options                          (141,717)    (38,026)   (607,457)    --    (153,154)     (3,738)
   Other receipts (payments)            (22,750)         --     (15,522)    --          --          --
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (130,565)  2,808,303   6,597,199     --     239,980     189,051
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets                  136,604   2,761,943   6,776,717     --     249,226     190,162
NET ASSETS:
   Beginning of period                2,761,943          --          --     --     190,162          --
                                     ----------  ----------  ----------    ---   ---------    --------
   End of period                     $2,898,547  $2,761,943  $6,776,717    $--   $ 439,388    $190,162
                                     ==========  ==========  ==========    ===   =========    ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST MFS EMERGING  MIST MFS RESEARCH                            MIST NEUBERGER BERMAN
                                      MARKETS EQUITY      INTERNATIONAL         MIST MFS VALUE            REAL ESTATE
                                        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                         (CLASS A)          (CLASS B)              (CLASS A)               (CLASS A)
                                     -----------------  -----------------  ----------------------  -------------------------
                                      2007 (b)   2006     2007 (b)   2006      2007      2006 (c)      2007        2006 (c)
                                     ----------  -----  ----------  -----  ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (70,691)  $--   $  (14,724)   $--  $ (174,151) $    1,035  $  (128,956)  $  (207,599)
   Net realized gains (losses)          108,210    --        2,006     --     272,309     336,978    1,687,251       110,595
   Change in unrealized gains
      (losses) on investments         1,139,133    --       65,605     --     358,674     409,706   (4,223,659)    3,263,550
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations              1,176,652    --       52,887     --     456,832     747,719   (2,665,364)    3,166,546
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              153,442    --       36,430     --     198,113     203,620      304,935       373,442
   Transfers from other funding
      options                         5,634,569    --    2,034,165     --   1,889,901   7,707,291    1,886,078    15,945,212
   Contract charges                        (972)   --         (240)    --      (2,274)     (1,982)      (4,986)       (5,793)
   Contract surrenders                 (144,427)   --      (20,060)    --    (397,118)   (280,806)    (816,985)     (396,766)
   Transfers to other funding
      options                          (797,616)   --      (67,308)    --    (970,813)   (290,136)  (3,572,093)   (1,130,589)
   Other receipts (payments)             (3,094)   --           --     --     (43,967)         --      (60,739)      (45,594)
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   4,841,902    --    1,982,987     --     673,842   7,337,987   (2,263,790)   14,739,912
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets                6,018,554    --    2,035,874     --   1,130,674   8,085,706   (4,929,154)   17,906,458
NET ASSETS:
   Beginning of period                       --    --           --     --   8,085,706          --   17,906,458            --
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
   End of period                     $6,018,554   $--   $2,035,874    $--  $9,216,380  $8,085,706  $12,977,304   $17,906,458
                                     ==========   ===   ==========    ===  ==========  ==========  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                        MIST OPPENHEIMER     MIST PIMCO INFLATION
                                      CAPITAL APPRECIATION      PROTECTED BOND        MIST PIONEER FUND
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                           (CLASS B)              (CLASS A)               (CLASS A)
                                     ----------------------  --------------------  ----------------------
                                        2007      2006 (c)       2007 (b)   2006      2007      2006 (c)
                                     ----------  ----------    -----------  ----   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (116,761) $  (64,493)   $  (150,694)  $--   $  (13,786) $  (16,608)
   Net realized gains (losses)          432,496     (16,184)        24,102    --       59,189       1,161
   Change in unrealized gains
      (losses) on investments           335,584     167,915        810,364    --        1,961     108,210
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                651,319      87,238        683,772    --       47,364      92,763
                                     ----------  ----------    -----------   ---   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              488,980     712,505         45,265    --          954       7,313
   Transfers from other funding
      options                         1,288,621   5,437,258     12,489,099    --      109,093   1,298,290
   Contract charges                      (1,868)     (1,758)        (3,187)   --         (285)       (285)
   Contract surrenders                 (294,736)   (114,790)      (363,615)   --     (145,415)    (18,744)
   Transfers to other funding
      options                          (867,024)   (416,857)      (861,169)   --     (283,051)    (11,965)
   Other receipts (payments)            (72,172)    (86,889)       (13,282)   --           --          --
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     541,801   5,529,469     11,293,111    --     (318,704)  1,274,609
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets                1,193,120   5,616,707     11,976,883    --     (271,340)  1,367,372
NET ASSETS:
   Beginning of period                5,616,707          --             --    --    1,367,372          --
                                     ----------  ----------    -----------   ---   ----------  ----------
   End of period                     $6,809,827  $5,616,707    $11,976,883   $--   $1,096,032  $1,367,372
                                     ==========  ==========    ===========   ===   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME
                                             SUBACCOUNT                    SUBACCOUNT
                                             (CLASS A)                     (CLASS A)
                                     --------------------------  -----------------------------
                                          2007 (a)  2006 (c)            2007      2006 (c)
                                         ---------  --------         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $    (912) $ (4,242)        $ (115,724) $  311,067
   Net realized gains (losses)              70,390     6,556             23,086       8,461
   Change in unrealized gains
      (losses) on investments              (22,913)   22,913            511,935     (29,805)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    46,565    25,227            419,297     289,723
                                         ---------  --------         ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   4,944    25,261             61,431      73,463
   Transfers from other funding
      options                                3,524   460,166          1,049,246   9,487,051
   Contract charges                             --      (111)            (2,162)     (2,307)
   Contract surrenders                        (440)   (4,588)          (321,785)   (130,452)
   Transfers to other funding
      options                             (521,123)   (4,333)          (760,979)   (450,839)
   Other receipts (payments)                    --   (35,092)           (33,357)    (81,419)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (513,095)  441,303             (7,606)  8,895,497
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets                    (466,530)  466,530            411,691   9,185,220
NET ASSETS:
   Beginning of period                     466,530        --          9,185,220          --
                                         ---------  --------         ----------  ----------
   End of period                         $      --  $466,530         $9,596,911  $9,185,220
                                         =========  ========         ==========  ==========

                                         MIST THIRD AVENUE          MSF BLACKROCK
                                          SMALL CAP VALUE         AGGRESSIVE GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS D)
                                     ------------------------  ----------------------
                                         2007       2006 (c)      2007      2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (297,607) $   (99,480) $ (100,116) $  (60,848)
   Net realized gains (losses)           672,144       (2,289)     49,747      (9,735)
   Change in unrealized gains
      (losses) on investments         (2,462,404)     373,765     926,137     (51,592)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (2,087,867)     271,996     875,768    (122,175)
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,010      146,388      93,087      40,666
   Transfers from other funding
      options                         16,622,982   12,096,576     551,620   5,191,371
   Contract charges                       (8,108)      (1,758)     (1,397)     (1,400)
   Contract surrenders                (1,108,507)    (244,609)   (229,644)   (101,681)
   Transfers to other funding
      options                         (2,530,412)    (167,558)   (324,716)   (100,328)
   Other receipts (payments)             (61,732)          --     (33,630)    (19,625)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,356,233   11,829,039      55,320   5,009,003
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                11,268,366   12,101,035     931,088   4,886,828
NET ASSETS:
   Beginning of period                12,101,035           --   4,886,828          --
                                     -----------  -----------  ----------  ----------
   End of period                     $23,369,401  $12,101,035  $5,817,916  $4,886,828
                                     ===========  ===========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.


                                     MSF BLACKROCK BOND INCOME   MSF BLACKROCK MONEY MARKET      MSF FI LARGE CAP
                                           SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                            (CLASS A)                   (CLASS A)                    (CLASS A)
                                     -------------------------  ----------------------------  ----------------------
                                         2007       2006 (c)         2007          2006 (c)     2007        2006 (c)
                                      ----------  ----------    ------------    ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  107,100  $ (104,100)   $    835,049    $    427,746  $  (86,260) $  (61,579)
   Net realized gains (losses)            40,283       8,614              --              --     332,871     (12,487)
   Change in unrealized gains
      (losses) on investments            205,044     382,878              --              --    (148,568)    123,803
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 352,427     287,392         835,049         427,746      98,043      49,737
                                      ----------  ----------    ------------    ------------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                56,851     280,480       4,632,317       5,472,436      72,653      38,880
   Transfers from other funding
      options                            724,406   8,297,101      30,971,588      29,303,741      78,907   5,006,130
   Contract charges                       (2,792)     (2,933)         (7,170)         (6,114)     (1,377)     (1,448)
   Contract surrenders                  (420,040)   (128,907)     (6,319,569)     (1,082,926)   (292,225)    (81,878)
   Transfers to other funding
      options                           (365,389)   (452,070)    (18,346,813)    (11,000,839)   (226,509)   (147,673)
   Other receipts (payments)             (80,708)    (94,947)       (214,864)       (127,971)    (38,133)         --
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (87,672)  7,898,724      10,715,489      22,558,327    (406,684)  4,814,011
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets                   264,755   8,186,116      11,550,538      22,986,073    (308,641)  4,863,748
NET ASSETS:
   Beginning of period                 8,186,116          --      22,986,073              --   4,863,748          --
                                      ----------  ----------    ------------    ------------  ----------  ----------
   End of period                      $8,450,871  $8,186,116    $ 34,536,611    $ 22,986,073  $4,555,107  $4,863,748
                                      ==========  ==========    ============    ============  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF METLIFE AGGRESSIVE
                                        MSF FI VALUE LEADERS          ALLOCATION
                                            SUBACCOUNT                SUBACCOUNT
                                            (CLASS D)                 (CLASS B)
                                     ------------------------  -----------------------
                                        2007       2006 (c)      2007         2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (129,129) $  (141,256) $  (40,949) $  (20,880)
   Net realized gains (losses)         1,048,151       (5,539)     24,075      (1,689)
   Change in unrealized gains
      (losses) on investments           (661,337)     399,189      13,243     111,994
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 257,685      252,394      (3,631)     89,425
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               320,866      180,953      57,981      50,481
   Transfers from other funding
      options                            351,739   11,075,041     575,785   1,661,481
   Contract charges                       (3,281)      (3,406)     (1,079)       (726)
   Contract surrenders                  (315,656)    (208,579)    (35,823)    (40,728)
   Transfers to other funding
      options                           (608,769)    (189,704)   (201,104)     (4,383)
   Other receipts (payments)              (1,851)     (30,376)         --     (89,561)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (256,952)  10,823,929     395,760   1,576,564
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                       733   11,076,323     392,129   1,665,989
NET ASSETS:
   Beginning of period                11,076,323           --   1,665,989          --
                                     -----------  -----------  ----------  ----------
   End of period                     $11,077,056  $11,076,323  $2,058,118  $1,665,989
                                     ===========  ===========  ==========  ==========

                                     MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE
                                            ALLOCATION         TO MODERATE ALLOCATION
                                            SUBACCOUNT              SUBACCOUNT
                                            (CLASS B)                (CLASS B)
                                     ------------------------  ------------------------
                                       2007       2006 (c)       2007        2006 (c)
                                      ----------  ----------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (48,656) $  (33,674)  $   (60,710) $  (22,538)
   Net realized gains (losses)            60,727       5,248        59,139         (50)
   Change in unrealized gains
      (losses) on investments             65,380     143,963        47,336     111,973
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  77,451     115,537        45,765      89,385
                                      ----------  ----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 5,576      17,222       267,277      71,199
   Transfers from other funding
      options                            897,600   2,611,576     3,107,057   1,878,219
   Contract charges                         (393)       (351)       (1,036)       (829)
   Contract surrenders                   (75,345)    (44,508)   (1,341,761)    (11,382)
   Transfers to other funding
      options                           (800,265)     (4,759)      (76,792)     (1,602)
   Other receipts (payments)                  --          --            --     (85,875)
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       27,173   2,579,180     1,954,745   1,849,730
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets                   104,624   2,694,717     2,000,510   1,939,115
NET ASSETS:
   Beginning of period                 2,694,717          --     1,939,115          --
                                      ----------  ----------   -----------  ----------
   End of period                      $2,799,341  $2,694,717   $ 3,939,625  $1,939,115
                                      ==========  ==========   ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                            MSF METLIFE        MSF METLIFE MODERATE TO
                                        MODERATE ALLOCATION     AGGRESSIVE ALLOCATION    MSF MFS TOTAL RETURN
                                            SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)                (CLASS B)               (CLASS B)
                                     ------------------------  -----------------------  ----------------------
                                         2007       2006 (c)       2007      2006 (c)      2007      2006 (c)
                                     -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (253,906) $  (141,228) $  (145,100) $  (90,249) $   (8,799) $  (51,904)
   Net realized gains (losses)           144,105      (14,208)     308,978     (32,440)    181,287       5,810
   Change in unrealized gains
      (losses) on investments            349,440      691,802       30,367     481,484    (106,545)    306,914
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 239,639      536,366      194,245     358,795      65,943     260,820
                                     -----------  -----------  -----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               287,039      314,604      262,356     114,877     439,275      55,068
   Transfers from other funding
      options                          2,385,272   10,944,813    1,582,231   7,151,786   1,318,592   4,199,867
   Contract charges                       (3,170)      (2,456)      (2,790)     (2,017)       (888)       (881)
   Contract surrenders                  (434,510)    (197,497)    (215,285)    (63,866)   (198,893)    (54,601)
   Transfers to other funding
      options                           (856,998)    (295,564)  (1,981,551)   (474,430)   (305,811)   (260,197)
   Other receipts (payments)             (98,739)    (174,610)    (250,147)         --     (32,325)     (1,847)
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,278,894   10,589,290     (605,186)  6,726,350   1,219,950   3,937,409
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 1,518,533   11,125,656     (410,941)  7,085,145   1,285,893   4,198,229
NET ASSETS:
   Beginning of period                11,125,656           --    7,085,145          --   4,198,229          --
                                     -----------  -----------  -----------  ----------  ----------  ----------
   End of period                     $12,644,189  $11,125,656  $ 6,674,204  $7,085,145  $5,484,122  $4,198,229
                                     ===========  ===========  ===========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    MSF OPPENHEIMER
                                       MSF MFS TOTAL RETURN          GLOBAL EQUITY
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS F)                 (CLASS B)
                                     ------------------------  ------------------------
                                         2007       2006 (c)       2007       2006 (c)
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     7,732  $  (432,641) $  (357,805) $  (407,254)
   Net realized gains (losses)         1,410,637       42,006    1,126,445      (74,812)
   Change in unrealized gains
      (losses) on investments           (670,943)   2,583,830      822,708    2,222,408
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 747,426    2,193,195    1,591,348    1,740,342
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               401,822      813,564    1,181,304    1,515,439
   Transfers from other funding
      options                          1,187,260   33,494,651    1,334,790   34,564,009
   Contract charges                      (11,007)     (11,377)      (8,879)      (8,617)
   Contract surrenders                (1,123,813)    (648,058)  (1,161,257)    (456,742)
   Transfers to other funding
      options                         (2,161,949)  (1,274,183)  (4,691,124)  (2,117,664)
   Other receipts (payments)            (141,822)    (139,316)     (86,026)    (124,128)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,849,509)  32,235,281   (3,431,192)  33,372,297
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (1,102,083)  34,428,476   (1,839,844)  35,112,639
NET ASSETS:
   Beginning of period                34,428,476           --   35,112,639           --
                                     -----------  -----------  -----------  -----------
   End of period                     $33,326,393  $34,428,476  $33,272,795  $35,112,639
                                     ===========  ===========  ===========  ===========

                                                                   MSF WESTERN
                                        MSF T. ROWE PRICE        ASSET MANAGEMENT
                                        LARGE CAP GROWTH         HIGH YIELD BOND
                                           SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)               (CLASS A)
                                     ----------------------  -----------------------
                                        2007      2006 (c)     2007 (a)    2006 (c)
                                     ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (44,612) $  (31,862) $   712,108  $  (88,498)
   Net realized gains (losses)           50,343       6,115       58,857      13,376
   Change in unrealized gains
      (losses) on investments           164,458     194,772     (497,478)    497,478
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                170,189     169,025      273,487     422,356
                                     ----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               11,586       1,362       39,841      95,216
   Transfers from other funding
      options                           246,254   2,626,077      398,977   7,409,746
   Contract charges                        (392)       (470)         (14)     (2,551)
   Contract surrenders                 (104,152)    (51,035)     (82,306)   (152,565)
   Transfers to other funding
      options                          (115,830)   (222,432)  (7,937,563)   (376,472)
   Other receipts (payments)                 --          --      (12,154)    (75,998)
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      37,466   2,353,502   (7,593,219)  6,897,376
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                  207,655   2,522,527   (7,319,732)  7,319,732
NET ASSETS:
   Beginning of period                2,522,527          --    7,319,732          --
                                     ----------  ----------  -----------  ----------
   End of period                     $2,730,182  $2,522,527  $        --  $7,319,732
                                     ==========  ==========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT           PIMCO VIT REAL RETURN     PIMCO VIT TOTAL RETURN
                                              SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                                              (CLASS A)              (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)
                                     ----------------------------  -------------------------  ------------------------
                                        2007            2006 (c)     2007 (a)        2006         2007         2006
                                     ----------        ----------  ----------    -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   63,106        $  (71,714) $    103,446  $   268,708  $   749,690  $   626,122
   Net realized gains (losses)           50,596            13,736      (699,546)     260,253      (84,476)      88,236
   Change in unrealized gains
      (losses) on investments            43,861           263,997       811,182     (664,975)   1,029,439     (233,164)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                157,563           206,019       215,082     (136,014)   1,694,653      481,194
                                     ----------        ----------  ------------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               46,661            81,080        77,317      598,422      187,484    1,148,037
   Transfers from other funding
      options                           637,378         6,731,173       442,120    1,386,466    2,340,729    2,943,855
   Contract charges                      (1,916)           (2,090)           (8)      (3,451)      (7,943)      (8,449)
   Contract surrenders                 (656,978)         (161,437)     (118,544)    (408,641)  (1,352,693)    (691,486)
   Transfers to other funding
      options                          (564,902)         (462,331)  (11,870,289)  (1,138,470)  (1,913,024)  (1,278,335)
   Other receipts (payments)            (34,201)          (47,333)      (51,349)     (46,014)    (109,648)    (128,581)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (573,958)        6,139,062   (11,520,753)     388,312     (855,095)   1,985,041
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 (416,395)        6,345,081   (11,305,671)     252,298      839,558    2,466,235
NET ASSETS:
   Beginning of period                6,345,081                --    11,305,671   11,053,373   26,181,299   23,715,064
                                     ----------        ----------  ------------  -----------  -----------  -----------
   End of period                     $5,928,686        $6,345,081  $         --  $11,305,671  $27,020,857  $26,181,299
                                     ==========        ==========  ============  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                             SUBACCOUNT             SUBACCOUNT
                                             (CLASS II)             (CLASS II)
                                     --------------------------  ----------------
                                       2007 (d)         2006      2007 (e)   2006
                                     ------------   -----------  ----------   ---
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    217,100   $   185,865  $   36,333   $--
   Net realized gains (losses)            (93,308)      (52,093)        656    --
   Change in unrealized gains
      (losses) on investments             208,007       (36,922)     68,283    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                  331,799        96,850     105,272    --
                                     ------------   -----------  ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              1,049,954     1,642,968      15,428    --
   Transfers from other funding
      options                           2,722,121     1,479,627   9,833,238    --
   Contract charges                        (3,064)       (2,377)         (2)   --
   Contract surrenders                   (313,196)     (384,720)    (75,833)   --
   Transfers to other funding
      options                         (12,254,438)   (1,599,120)   (151,884)   --
   Other receipts (payments)             (122,403)      (62,078)    (19,543)   --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (8,921,026)    1,074,300   9,601,404    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets                 (8,589,227)    1,171,150   9,706,676    --
NET ASSETS:
   Beginning of period                  8,589,227     7,418,077          --    --
                                     ------------   -----------  ----------   ---
   End of period                     $         --   $ 8,589,227  $9,706,676   $--
                                     ============   ===========  ==========   ===

                                     PIONEER CULLEN VALUE VCT  PIONEER EMERGING MARKETS VCT
                                            SUBACCOUNT                  SUBACCOUNT
                                            (CLASS II)                  (CLASS II)
                                     ------------------------  ----------------------------
                                        2007        2006           2007             2006
                                     ----------    ----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (74,779)   $  (52,887) $  (213,399)     $  (128,755)
   Net realized gains (losses)           61,965        29,082    1,979,837        1,048,986
   Change in unrealized gains
      (losses) on investments           291,114       492,415    2,768,304        1,449,386
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations                278,300       468,610    4,534,742        2,369,617
                                     ----------    ----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            2,005,898     3,035,083    1,267,341        2,921,001
   Transfers from other funding
      options                         1,115,947       865,061    2,696,282          971,810
   Contract charges                      (1,868)         (839)      (4,327)          (2,588)
   Contract surrenders                 (166,340)      (56,912)    (511,022)        (367,906)
   Transfers to other funding
      options                          (306,752)     (382,637)  (2,046,340)      (1,124,804)
   Other receipts (payments)            (19,603)           --     (132,244)        (195,327)
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   2,627,282     3,459,756    1,269,690        2,202,186
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets                2,905,582     3,928,366    5,804,432        4,571,803
NET ASSETS:
   Beginning of period                5,354,951     1,426,585   10,762,696        6,190,893
                                     ----------    ----------  -----------      -----------
   End of period                     $8,260,533    $5,354,951  $16,567,128      $10,762,696
                                     ==========    ==========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER EQUITY INCOME VCT  PIONEER EQUITY OPPORTUNITY VCT      PIONEER FUND VCT
                                            SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                    (CLASS II)                   (CLASS II)
                                     -------------------------  ------------------------------  ------------------------
                                        2007           2006          2007 (d)         2006         2007         2006
                                     -----------   -----------  --------------   -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    66,094   $    60,980     $    (9,820)  $ (1,674) $   (99,274) $   (71,730)
   Net realized gains (losses)           679,488       282,110          93,595        717      239,790      115,066
   Change in unrealized gains
      (losses) on investments           (959,180)    1,444,717         (18,944)    17,843      121,440    1,106,155
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (213,598)    1,787,807          64,831     16,886      261,956    1,149,491
                                     -----------   -----------     -----------   --------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,846,017     2,232,730         122,645    156,477      870,201    1,315,960
   Transfers from other funding
      options                          1,360,837     1,726,685         740,576      9,867    6,880,162      687,754
   Contract charges                       (3,996)       (3,348)           (373)       (76)      (3,079)      (3,044)
   Contract surrenders                  (443,711)     (424,128)         (9,363)      (729)    (552,260)    (562,938)
   Transfers to other funding
      options                         (1,771,616)   (1,220,798)     (1,114,099)   (18,441)    (819,925)    (391,104)
   Other receipts (payments)            (171,443)     (115,242)             --         --      (94,967)     (99,763)
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      816,088     2,195,899        (260,614)   147,098    6,280,132      946,865
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets                   602,490     3,983,706        (195,783)   163,984    6,542,088    2,096,356
NET ASSETS:
   Beginning of period                11,862,483     7,878,777         195,783     31,799   10,008,672    7,912,316
                                     -----------   -----------     -----------   --------  -----------  -----------
   End of period                     $12,464,973   $11,862,483     $        --   $195,783  $16,550,760  $10,008,672
                                     ===========   ===========     ===========   ========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER GLOBAL HIGH YIELD VCT   PIONEER HIGH YIELD VCT
                                               SUBACCOUNT                  SUBACCOUNT
                                               (CLASS II)                  (CLASS II)
                                     -----------------------------  ------------------------
                                        2007               2006        2007         2006
                                     ----------         ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  289,601         $   89,795  $   459,431  $   421,635
   Net realized gains (losses)           69,444             20,174      134,866       56,927
   Change in unrealized gains
      (losses) on investments          (395,188)            64,830      (54,625)     300,511
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (36,143)           174,799      539,672      779,073
                                     ----------         ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,546,977          2,469,219    1,405,819    4,727,897
   Transfers from other funding
      options                           843,205            672,804    5,296,605    3,553,029
   Contract charges                      (1,151)              (332)      (3,011)      (3,291)
   Contract surrenders                 (287,550)           (17,072)    (910,047)    (650,639)
   Transfers to other funding
      options                          (418,850)          (478,191)  (7,503,133)  (3,239,433)
   Other receipts (payments)            (10,101)                --     (132,576)    (173,699)
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,672,530          2,646,428   (1,846,343)   4,213,864
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets                1,636,387          2,821,227   (1,306,671)   4,992,937
NET ASSETS:
   Beginning of period                3,517,328            696,101   14,826,051    9,833,114
                                     ----------         ----------  -----------  -----------
   End of period                     $5,153,715         $3,517,328  $13,519,380  $14,826,051
                                     ==========         ==========  ===========  ===========

                                          PIONEER IBBOTSON          PIONEER IBBOTSON
                                     AGGRESSIVE ALLOCATION VCT    GROWTH ALLOCATION VCT
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -------------------------
                                        2007           2006         2007         2006
                                     ----------     ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (32,614)    $  (48,774) $ (1,121,019) $  (588,483)
   Net realized gains (losses)          186,759         34,007     1,983,391      115,909
   Change in unrealized gains
      (losses) on investments           (20,808)       368,587     1,225,391    4,205,295
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                133,337        353,820     2,087,763    3,732,721
                                     ----------     ----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,032,713      2,472,776    40,554,618   51,768,686
   Transfers from other funding
      options                           126,731        481,825    10,187,395    5,930,069
   Contract charges                      (2,000)          (884)      (22,456)      (4,469)
   Contract surrenders                  (84,960)        (5,802)   (2,618,825)    (269,339)
   Transfers to other funding
      options                           (99,716)       (48,506)   (4,218,945)   1,043,771)
   Other receipts (payments)                 --             --      (152,397)          --
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     972,768      2,899,409    43,729,390   56,381,176
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets                1,106,105      3,253,229    45,817,153   60,113,897
NET ASSETS:
   Beginning of period                4,419,580      1,166,351    64,824,560    4,710,663
                                     ----------     ----------  ------------  -----------
   End of period                     $5,525,685     $4,419,580  $110,641,713  $64,824,560
                                     ==========     ==========  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                         PIONEER IBBOTSON
                                      MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT  PIONEER INTERNATIONAL VALUE VCT
                                             SUBACCOUNT               SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                (CLASS II)                    (CLASS II)
                                     ------------------------  ------------------------  -------------------------------
                                         2007         2006         2007        2006              2007        2006
                                     -----------  -----------  -----------  ----------       -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (545,028) $  (309,882)  $  (42,182) $  (29,716)      $   (79,991) $  (35,987)
   Net realized gains (losses)           907,494      138,418       48,691      13,876           273,517      34,026
   Change in unrealized gains
      (losses) on investments            938,264    1,936,597      109,418     123,706           293,415     408,127
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,300,730    1,765,133      115,927     107,866           486,941     406,166
                                     -----------  -----------   ----------  ----------       -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            16,344,061   20,180,703      408,137     254,028           781,990     806,241
   Transfers from other funding
      options                          6,252,221   11,778,814      253,259     160,737         1,704,020   1,946,212
   Contract charges                      (11,848)      (3,534)        (495)       (359)           (1,295)       (708)
   Contract surrenders                (1,559,261)    (273,742)     (43,176)    (35,217)         (144,346)    (40,013)
   Transfers to other funding
      options                         (3,344,298)    (266,107)    (209,850)   (127,418)       (1,369,579)   (184,467)
   Other receipts (payments)            (343,836)    (154,507)      (4,408)     (5,296)          (30,293)    (20,998)
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   17,337,039   31,261,627      403,467     246,475           940,497   2,506,267
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets                18,637,769   33,026,760      519,394     354,341         1,427,438   2,912,433
NET ASSETS:
   Beginning of period                37,906,944    4,880,184    1,778,174   1,423,833         4,369,095   1,456,662
                                     -----------  -----------   ----------  ----------       -----------  ----------
   End of period                     $56,544,713  $37,906,944   $2,297,568  $1,778,174       $ 5,796,533  $4,369,095
                                     ===========  ===========   ==========  ==========       ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    PIONEER OAK RIDGE
                                     PIONEER MID CAP VALUE VCT    LARGE CAP GROWTH VCT
                                             SUBACCOUNT                SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -----------------------
                                         2007         2006         2007         2006
                                     -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (148,543) $  (173,512)  $ (105,686) $   (90,484)
   Net realized gains (losses)         1,070,147    2,358,984      179,119      106,805
   Change in unrealized gains
      (losses) on investments           (602,644)  (1,250,420)     273,910        7,665
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 318,960      935,052      347,343       23,986
                                     -----------  -----------   ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,096,706    2,298,225      464,225      794,697
   Transfers from other funding
      options                          1,874,593      824,473      924,404    1,464,124
   Contract charges                       (3,542)      (3,227)      (1,509)      (1,105)
   Contract surrenders                  (433,088)    (488,687)    (438,646)    (117,599)
   Transfers to other funding
      options                         (1,793,419)  (1,339,504)    (917,663)  (1,065,688)
   Other receipts (payments)             (91,342)     (18,426)     (46,207)          --
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      649,908    1,272,854      (15,396)   1,074,429
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets                   968,868    2,207,906      331,947    1,098,415
NET ASSETS:
   Beginning of period                10,452,814    8,244,908    5,708,645    4,610,230
                                     -----------  -----------   ----------  -----------
   End of period                     $11,421,682  $10,452,814   $6,040,592  $ 5,708,645
                                     ===========  ===========   ==========  ===========

                                                                     PIONEER SMALL AND MID CAP
                                     PIONEER REAL ESTATE SHARES VCT          GROWTH VCT
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS II)                    (CLASS II)
                                     ------------------------------  -------------------------
                                            2007         2006           2007 (d)      2006
                                        -----------  -----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    70,655  $    49,318      $   (39,793) $  (36,284)
   Net realized gains (losses)            1,260,317      617,734          646,306       8,449
   Change in unrealized gains
      (losses) on investments            (3,590,805)   1,863,546         (250,221)    137,346
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (2,259,833)   2,530,598          356,292     109,511
                                        -----------  -----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                1,454,258    2,255,687          137,529     485,259
   Transfers from other funding
      options                             1,182,464    1,287,071          595,324      36,309
   Contract charges                          (2,880)      (2,793)            (560)       (392)
   Contract surrenders                     (486,564)    (223,500)         (75,764)    (43,539)
   Transfers to other funding
      options                            (3,159,590)  (1,170,566)      (3,257,540)    (50,278)
   Other receipts (payments)                (61,386)    (146,404)         (16,626)         --
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (1,073,698)   1,999,495       (2,617,637)    427,359
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets                   (3,333,531)   4,530,093       (2,261,345)    536,870
NET ASSETS:
   Beginning of period                   11,118,216    6,588,123        2,261,345   1,724,475
                                        -----------  -----------      -----------  ----------
   End of period                        $ 7,784,685  $11,118,216      $        --  $2,261,345
                                        ===========  ===========      ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT     PIONEER VALUE VCT
                                              SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                              (CLASS II)                   (CLASS II)                  (CLASS II)
                                     ---------------------------  ----------------------------  -----------------------
                                           2007        2006             2007         2006         2007 (d)      2006
                                       -----------  ----------      -----------  -----------    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (107,353) $ (114,713)     $   692,530  $   576,131    $    65,735  $  (94,591)
   Net realized gains (losses)           1,770,844     289,914           98,975       46,364        771,582     343,489
   Change in unrealized gains
      (losses) on investments           (2,363,206)    522,393          104,962      128,927       (839,576)    416,845
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (699,715)    697,594          896,467      751,422         (2,259)    665,743
                                       -----------  ----------      -----------  -----------    -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 789,804   1,788,456        2,877,348    3,742,454        196,969     775,250
   Transfers from other funding
      options                              455,525   1,804,887        2,642,452    2,017,657        458,414     243,237
   Contract charges                         (2,095)     (1,703)          (6,062)      (5,418)        (2,222)     (2,146)
   Contract surrenders                    (462,460)   (163,801)      (1,203,399)  (1,233,770)      (243,576)   (355,280)
   Transfers to other funding
      options                             (940,063)   (931,256)      (1,430,767)  (1,161,335)    (6,396,255)   (189,772)
   Other receipts (payments)               (42,858)    (58,791)        (801,236)    (219,089)       (82,850)    (75,500)
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (202,147)  2,437,792        2,078,336    3,140,499     (6,069,520)    395,789
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets                    (901,862)  3,135,386        2,974,803    3,891,921     (6,071,779)  1,061,532
NET ASSETS:
   Beginning of period                   7,796,608   4,661,222       19,447,230   15,555,309      6,071,779   5,010,247
                                       -----------  ----------      -----------  -----------    -----------  ----------
   End of period                       $ 6,894,746  $7,796,608      $22,422,033  $19,447,230    $        --  $6,071,779
                                       ===========  ==========      ===========  ===========    ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS IB)                    (CLASS IB)
                                     ------------------------------  -------------------------
                                            2007 (a)    2006           2007 (a)        2006
                                           ---------  --------       ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $  16,024  $ (8,164)      $     (7,937) $  (218,591)
   Net realized gains (losses)               282,070    26,433          2,725,377    1,449,694
   Change in unrealized gains
      (losses) on investments               (240,847)  134,511         (1,726,958)     739,196
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      57,247   152,780            990,482    1,970,299
                                           ---------  --------       ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                       512     2,309             61,685      801,368
   Transfers from other funding
      options                                  1,330    43,978             90,997      856,065
   Contract charges                               --      (119)               (18)      (5,127)
   Contract surrenders                        (6,044)  (24,754)           (80,291)    (370,314)
   Transfers to other funding
      options                               (776,602)  (63,667)       (16,048,838)  (1,034,201)
   Other receipts (payments)                      --        --                 --      (60,124)
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         (780,804)  (42,253)       (15,976,465)     187,667
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets                      (723,557)  110,527        (14,985,983)   2,157,966
NET ASSETS:
   Beginning of period                       723,557   613,030         14,985,983   12,828,017
                                           ---------  --------       ------------  -----------
   End of period                           $      --  $723,557       $         --  $14,985,983
                                           =========  ========       ============  ===========

                                      VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     ------------------------  -------------------------
                                         2007         2006           2007      2006
                                     -----------  -----------      --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (52,709) $   (90,768)     $ (3,160) $ (2,763)
   Net realized gains (losses)           569,162      888,734         2,861       911
   Change in unrealized gains
      (losses) on investments         (1,080,467)     970,506        18,831     9,908
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (564,014)   1,768,472        18,532     8,056
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               606,814      695,369           636       636
   Transfers from other funding
      options                            565,970      511,715         3,577     4,844
   Contract charges                       (3,381)      (3,698)          (16)      (15)
   Contract surrenders                  (427,146)    (424,238)       (1,974)   (1,920)
   Transfers to other funding
      options                         (1,989,405)  (1,042,727)       (5,610)   (1,251)
   Other receipts (payments)             (73,281)     (95,450)           --        --
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,320,429)    (359,029)       (3,387)    2,294
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets                (1,884,443)   1,409,443        15,145    10,350
NET ASSETS:
   Beginning of period                14,495,677   13,086,234       174,717   164,367
                                     -----------  -----------      --------  --------
   End of period                     $12,611,234  $14,495,677      $189,862  $174,717
                                     ===========  ===========      ========  ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger American Fund ("Alger American")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Dreyfus Investment Portfolios ("Dreyfus")
Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") Dreyfus Variable Investment Fund ("Dreyfus VIF")
DWS Investments VIT Funds ("DWS VIT")
DWS Variable Series I ("DWS I")
DWS Variable Series II ("DWS II")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged AllCap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus MidCap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)

1. ORGANIZATION

DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small Mid-Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)

1. ORGANIZATION

MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

1. ORGANIZATION

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount
LMPVPII Growth and Income Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPI Total Return Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable Multiple Discipline     Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value        Portfolio
Legg Mason Partners Variable Social Awareness Stock  Legg Mason Partners Variable Social Awareness
   Portfolio                                            Portfolio
Janus Capital Appreciation Portfolio                 Janus Forty Portfolio
Pioneer Growth Shares VCT Portfolio                  Pioneer Independence VCT Portfolio

Mergers:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable All Cap Portfolio       Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Large Cap Growth        Legg Mason Partners Variable III Large Cap Growth
   Portfolio I                                          Portfolio
Legg Mason Partners Variable Total Return Portfolio  Legg Mason Partners Variable Multiple Discipline
                                                        Portfolio - Balanced All Cap Growth and Value
Legg Mason Partners Variable Aggressive Growth       Legg Mason Partners Variable III Aggressive Growth Portfolio
   Portfolio II
Legg Mason Partners Variable Growth and Income       Legg Mason Partners Variable Appreciation Portfolio
   Portfolio
Pioneer Mid-Cap Value Portfolio                      Lazard Mid-Cap Portfolio
Western Asset Management High Yield Bond Portfolio   BlackRock High Yield Portfolio
Pioneer America Income VCT Portfolio                 Pioneer Bond Fund VCT Portfolio
Pioneer Value VCT Portfolio                          Pioneer Fund VCT Portfolio

1. ORGANIZATION

SUBSTITUTIONS:

OLD NAME                                        NEW NAME
--------                                        --------
AIM V.I. Capital Appreciation Fund              Met/AIM Capital Appreciation Portfolio
Credit Suisse Trust Emerging Markets Portfolio  MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and Income Portfolio  Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid Cap Value Portfolio      Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                 PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund             MFS Research International Portfolio
Putnam VT Small Cap Value Fund                  Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                   NEW PORTFOLIOLIO
-------------                                   ----------------
BlackRock Large-Cap Core Portfolio (ClassA)     BlackRock Large-Cap Core Portfolio (ClassE)

LIQUIDATIONS:

Pioneer Equity Opportunity VCT Portfolio
Pioneer Small and Mid Cap Growth VCT Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                       1.40% - 1.75%
Administrative                                   0.15%
Enhanced Stepped-Up Provision                    0.20%
Guaranteed Minimum Withdrawal Benefit            0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life   0.65% - 0.80%
Guaranteed Minimum Accumulation Benefit          0.40% - 0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $40 is assessed on an annual basis for Contracts with a value of less than 100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in various portfolios, series, or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
AIM V.I. Mid Cap Core Equity Subaccount
   (Series II) (Cost $2,626,796)                               197,622    2,855,634       467,503        594,210
AIM V.I. Utilities Subaccount (Series I) (Cost $2,128,291)     113,909    2,730,393       728,933        720,635
AIM V.I. Capital Appreciation Subaccount
   (Series II) (Cost $0) (a)                                        --           --       231,957      6,425,274
Alger American Leveraged AllCap Subaccount
   (Class S) (Cost $2,990,625)                                  74,069    4,041,927     1,610,222        576,054
American Funds Global Growth Subaccount
   (Class 2) (Cost $18,067,887)                                962,865   24,071,615     4,522,465      2,612,560
American Funds Growth-Income Subaccount
   (Class 2) (Cost $39,070,498)                              1,064,559   44,988,255     3,457,747      6,024,548
American Funds Growth Subaccount
   (Class 2) (Cost $44,049,325)                                836,160   55,788,573     6,060,868      7,735,621
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                    --           --       165,346      5,442,723
Credit Suisse Trust Global Small Cap Subaccount
   (Cost $580,848)                                              48,629      684,699       136,148        303,737
Dreyfus MidCap Stock Subaccount (Service Shares)
   (Cost $4,789,923)                                           286,972    4,433,720     1,015,116      1,237,105
Dreyfus Socially Responsible Growth Subaccount
   (Service Shares) (Cost $228,996)                              9,248      279,745        20,403         57,361
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $1,922,532)                           53,506    2,400,273       106,368        358,093
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $8,884,396)                          223,841    7,239,029     1,524,519        826,576
DWS VIT Equity 500 Index Subaccount
   (Class 2) (Cost $4,789,510)                                 355,350    5,511,473     1,243,933      1,031,954
DWS VIT RREEF Real Estate Securities Subaccount
   (Class B) (Cost $5,208,028)                                 318,968    5,103,483     1,818,012      1,214,310
DWSI Global Opportunities Subaccount
   (Class B) (Cost $2,941,602)                                 211,292    3,807,476       989,105        568,561
DWSII Balanced Subaccount
   (Class B) (Cost $3,280,266)                                 149,220    3,697,679       181,169        593,778
DWSI Bond Subaccount
   (Class B) (Cost $532,382)                                    75,643      526,477       878,154        492,974
DWSI Capital Growth Subaccount
   (Class B) (Cost $6,672,726)                                 391,147    7,944,200       908,322      1,858,212
DWSI Growth & Income Subaccount
   (Class B) (Cost $5,526,020)                                 568,434    6,122,033       321,486      1,080,938
DWSI Health Care Subaccount
   (Class B) (Cost $2,417,747)                                 200,915    2,893,172       475,780        403,291
DWSII International Subaccount
   (Class B) (Cost $4,327,000)                                 386,717    5,793,025       574,974        780,162
DWSII Strategic Income Subaccount
   (Class B) (Cost $4,592,431)                                 405,333    4,714,018     1,122,088      1,370,904
DWSII Blue Chip Subaccount
   (Class B) (Cost $5,667,329)                                 402,558    5,881,372     2,775,152      2,261,324
DWSII Conservative Allocation Subaccount
   (Class B) (Cost $10,263,791)                                931,464   11,019,224     1,265,724      1,464,132
DWSII Core Fixed Income Subaccount
   (Class B) (Cost $6,677,188)                                 569,382    6,718,704       949,439        466,131
DWSII Davis Venture Value Subaccount
   (Class B) (Cost $8,208,141)                                 700,802   10,210,680     1,452,786      1,208,956
DWSII Dreman High Return Equity Subaccount
   (Class B) (Cost $16,039,123)                              1,216,768   17,533,632     1,744,229      2,660,319

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
DWSII Dreman Small Mid Cap Value Subaccount
   (Class B) (Cost $7,763,884)                                 405,524    8,142,916     1,932,296      1,999,084
DWSII Global Thematic Subaccount
   (Class B) (Cost $4,341,506)                                 317,714    4,975,405     1,788,048        862,392
DWSII Government & Agency Securities Subaccount
   (Class B) (Cost $1,451,436)                                 121,168    1,496,424     3,100,004      3,200,409
DWSII Growth Allocation Subaccount
   (Class B) (Cost $15,715,899)                              1,406,559   17,863,295     1,487,202      2,202,573
DWSII High Income Subaccount
   (Class B) (Cost $5,128,842)                                 632,238    4,937,779     1,227,439      1,570,138
DWSII International Select Equity Subaccount
   (Class B) (Cost $4,976,471)                                 380,793    6,359,240     2,145,265        995,267
DWSII Janus Growth & Income Subaccount
   (Class B) (Cost $1,748,020)                                 179,017    2,243,087       141,595        491,609
DWSII Large Cap Value Subaccount
   (Class B) (Cost $2,553,750)                                 165,542    3,178,408       536,009        449,316
DWSII Mid Cap Growth Subaccount
   (Class B) (Cost $813,775)                                    72,232      964,295       343,149        329,320
DWSII Moderate Allocation Subaccount
   (Class B) (Cost $15,434,855)                              1,403,975   17,240,810     1,865,897      1,932,735
DWSII Money Market Subaccount
   (Class B) (Cost $4,766,123)                               4,766,123    4,766,123     9,749,847      9,886,621
DWSII Small Cap Growth Subaccount
   (Class B) (Cost $2,701,690)                                 213,368    3,151,441       552,959        611,521
DWSII Technology Subaccount
   (Class B) (Cost $1,382,806)                                 146,537    1,543,034       604,442        363,475
DWSII Turner Mid Cap Growth Subaccount
   (Class B) (Cost $2,073,336)                                 210,927    2,585,960       584,890        435,391
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $26,539,926)                        945,780   25,971,107     8,852,706      2,351,914
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $1,312,397)                         165,320    1,484,573       411,064        412,352
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $25,943,086)                        860,831   30,671,393     4,397,684      3,103,392
FTVIPT Franklin Rising Dividends Securities Subaccount
   (Class 2) (Cost $12,486,703)                                700,565   13,499,890     2,477,706      2,554,446
FTVIPT Franklin Small Mid-Cap Growth Securities
   Subaccount (Class 2) (Cost $6,644,180)                      319,947    7,329,984     3,108,901      1,032,722
FTVIPT Templeton Developing Markets Securities
   Subaccount (Class 2) (Cost $11,804,957)                   1,097,833   17,565,342     4,300,851      3,467,409
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $16,473,447)                              1,076,048   21,789,963     4,067,504      3,640,258
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $227,373)                             26,745      305,965        75,377         54,355
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $2,476,060)                          551,469    2,856,610     1,714,230        106,812
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $229,287)                              8,278      289,994        62,248         43,361
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $7,498,545) (b)                             441,783    7,205,488     8,796,560      1,284,149
LMPVET Aggressive Growth Subaccount
   (Class II) (Cost $7,229,950) (b)                            426,178    6,942,448     7,869,060        628,817
LMPVET Appreciation Subaccount
   (Class I) (Cost $1,735,626) (b)                              62,439    1,645,885     1,914,540        182,465

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
LMPVET Equity Index Subaccount
   (Class II) (Cost $11,493,278)                               390,288   13,109,760     1,377,305      1,522,397
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $5,062,224) (b)                             211,658    4,590,855     5,316,619        251,193
LMPVET Investors Subaccount
   (Class I) (Cost $2,601,036)                                 186,448    3,080,115       194,714        209,190
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $2,428,610) (b)                             146,990    2,440,026     2,671,822        245,769
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $4,395,761)                                 327,460    4,921,726       488,240        635,289
LMPVET Social Awareness Subaccount
   (Cost $974,341)                                              40,795    1,016,608       187,633         26,779
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                   --           --       271,447      4,816,249
LMPVPI All Cap Subaccount (Class II) (Cost $0) (a)                  --           --        33,341        259,004
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                          --           --        95,849      1,777,473
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --        37,865      2,771,192
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --       187,654      8,967,989
LMPVPII Aggressive Growth Subaccount
   (Class II) (Cost $0) (a)                                         --           --       327,003      7,715,462
LMPVET Capital and Income Subaccount
   (Class II) (Cost $5,556,066) (b)                            385,003    4,785,578     5,929,987        377,285
LMPVIT Adjustable Rate Income Subaccount
   (Cost $2,556,242)                                           254,367    2,424,118       202,749        645,273
LMPVPI Total Return Subaccount
   (Class II) (Cost $0) (a)                                         --           --       357,223      4,747,424
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                          --           --       104,826     15,802,246
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                         --           --        51,049     14,470,403
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $5,850,617)                                 293,272    5,296,486       990,766        579,530
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $11,934,432)                              1,423,152   11,726,776     8,494,567      1,507,108
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $4,213,711) (b)                             384,145    4,252,489     5,261,150      1,063,173
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --           --       366,888      5,201,278
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $500,293)                                    36,778      499,083       447,523        308,831
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $7,449,747)                                 418,145    7,221,372     3,183,797      1,453,779
MIST Janus Forty Subaccount
   (Class A) (Cost $9,352,334)                                 126,623   10,612,239     2,360,774      1,023,928
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $484,603) (b)                                35,538      430,006       510,219         24,414
MIST Legg Mason Partners Managed Assets
   Subaccount (Class A) (Cost $4,322,000)                      255,211    4,379,421       601,925        327,365
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $3,783,995)                                 315,787    3,988,384       937,368      1,026,407
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $27,796,760)                                993,830   28,512,995    16,934,987      3,409,546

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $13,518,861)                                630,360   12,279,411    14,914,867      1,405,604
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $2,916,053)                                 239,984    2,899,011       123,272        299,901
MIST Met/AIM Capital Appreciation Subaccount
   (Class E) (Cost $6,523,175) (b)                             570,040    6,777,774     7,227,851        715,009
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $431,505)                                    29,573      439,458       441,525        205,055
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $4,880,371) (b)                             418,602    6,019,504     5,738,288        966,128
MIST MFS Research International Subaccount
   (Class B) (Cost $1,970,586) (b)                             142,192    2,036,191     2,042,873         74,293
MIST MFS Value Subaccount
   (Class A) (Cost $8,449,486)                                 612,890    9,217,868     1,951,003      1,283,386
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $13,939,422)                                921,826   12,979,313     2,874,787      3,877,052
MIST Oppenheimer Capital Appreciation Subaccount
   (Class B) (Cost $6,307,392)                                 690,760    6,810,890     1,867,621      1,070,737
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $11,168,410) (b)                          1,092,954   11,978,775    12,280,476      1,136,168
MIST Pioneer Fund Subaccount
   (Class A) (Cost $986,031)                                    71,976    1,096,201       156,126        488,589
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                          --           --        79,074        524,058
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $9,116,299)                                 957,927    9,598,429       956,618      1,079,406
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $25,461,732)                              1,490,631   23,373,093    17,364,562      3,518,511
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $4,944,278)                                 203,029    5,818,822       583,550        627,946
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $7,864,278)                                  75,662    8,452,200       883,451        863,688
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $34,542,169)                                345,420   34,542,169    28,574,018     17,020,448
MSF FI Large Cap Subaccount
   (Class A) (Cost $4,580,617)                                 310,767    4,555,852       450,542        619,244
MSF FI Value Leaders Subaccount
   (Class D) (Cost $11,340,999)                                 56,588   11,078,851     1,715,953      1,074,158
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $1,933,243)                                 163,242    2,058,480       606,889        248,786
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $2,590,480)                                 251,783    2,799,822       902,008        921,992
MSF MetLife Conservative to Moderate Allocation
   Subaccount (Class B) (Cost $3,780,946)                      341,739    3,940,255     3,363,178      1,461,939
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $11,605,056)                              1,057,383   12,646,298     2,534,493      1,489,802
MSF MetLife Moderate to Aggressive Allocation
   Subaccount (Class B) (Cost $6,163,439)                      539,200    6,675,290     1,968,207      2,708,040
MSF MFS Total Return Subaccount
   (Class B) (Cost $5,284,670)                                  35,843    5,485,040     1,878,473        521,109
MSF MFS Total Return Subaccount
   (Class F) (Cost $31,418,813)                                217,215   33,331,699     2,913,970      3,618,006
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $30,232,981)                              1,908,148   33,278,095     2,326,141      5,586,653

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $2,371,380)                                 166,501    2,730,610       265,855        250,141
MSF Western Asset Management High Yield Bond
   Subaccount (Class A) (Cost $0) (a)                               --           --     1,134,308      7,953,467
MSF Western Asset Management U.S. Government
   Subaccount (Class A) (Cost $5,621,668)                      474,742    5,929,526       771,086      1,281,688
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                             --           --       555,292     11,973,789
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $26,818,099)                 2,576,340   27,025,149     2,707,246      2,811,138
Pioneer America Income VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     3,836,126     12,540,940
Pioneer Bond VCT Subaccount
   (Class II) (Cost $9,639,907) (d)                            893,128    9,708,191     9,904,035        264,783
Pioneer Cullen Value VCT Subaccount
   (Class II) (Cost $7,434,146)                                609,277    8,261,796     3,097,274        549,345
Pioneer Emerging Markets VCT Subaccount
   (Class II) (Cost $10,523,440)                               382,496   16,569,716     4,344,911      1,922,275
Pioneer Equity Income VCT Subaccount
   (Class II) (Cost $11,508,088)                               521,843   12,466,829     3,307,595      2,016,416
Pioneer Equity Opportunity VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --       921,575      1,107,836
Pioneer Fund VCT Subaccount
   (Class II) (Cost $14,608,360)                               645,106   16,553,420     7,434,591      1,252,158
Pioneer Global High Yield VCT Subaccount
   (Class II) (Cost $5,482,688)                                534,671    5,154,571     2,704,642        669,347
Pioneer High Yield VCT Subaccount
   (Class II) (Cost $13,622,025)                             1,224,753   13,521,455     7,205,719      8,584,369
Pioneer Ibbotson Aggressive Allocation VCT Subaccount
   (Class II) (Cost $5,125,520)                                440,713    5,526,540     1,361,739        259,353
Pioneer Ibbotson Growth Allocation VCT Subaccount
   (Class II) (Cost $105,046,041)                            8,917,158  110,661,932    47,957,674      3,881,577
Pioneer Ibbotson Moderate Allocation VCT Subaccount
   (Class II) (Cost $53,544,719)                             4,712,892   56,554,705    21,836,322      4,438,636
Pioneer Independence VCT Subaccount
   (Class II) (Cost $1,944,740)                                148,638    2,297,936       639,208        277,745
Pioneer International Value VCT Subaccount
   (Class II) (Cost $4,861,347)                                311,690    5,797,434     2,183,464      1,279,250
Pioneer Mid Cap Value VCT Subaccount
   (Class II) (Cost $12,771,072)                               597,147   11,423,418     4,073,375      2,346,082
Pioneer Oak Ridge Large Cap Growth VCT Subaccount
   (Class II) (Cost $5,330,785)                                463,309    6,041,552     1,318,227      1,414,801
Pioneer Real Estate Shares VCT Subaccount
   (Class II) (Cost $8,686,228)                                332,020    7,785,868     3,129,909      3,143,310
Pioneer Small and Mid Cap Growth VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,302,303      3,360,499
Pioneer Small Cap Value VCT Subaccount
   (Class II) (Cost $8,166,182)                                537,895    6,895,810     3,048,226      1,493,412
Pioneer Strategic Income VCT Subaccount
   (Class II) (Cost $22,496,042)                             2,070,700   22,425,511     5,482,330      2,594,109
Pioneer Value VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,177,973      6,745,637
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                         --           --       108,666        785,626

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     1,781,210     16,109,776
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $12,026,098)                               914,004   12,613,255     1,468,063      2,527,773
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $138,627)                                   10,870      189,891         4,344         10,881

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007.

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
AIM V.I. Mid Cap Core Equity               2007  1,764 1.280 - 1.728     2,855       0.05        1.55 - 2.60         6.40 - 7.60
   Subaccount (Series II)                  2006  1,823 1.203 - 1.606     2,776       0.73        1.55 - 2.60         3.21 - 9.25
                                           2005  1,720 1.112 - 1.470     2,462       0.34        1.55 - 2.60         4.60 - 5.68
                                           2004  1,071 1.067 - 1.391     1,478       0.05        1.55 - 2.50        0.40 - 11.82
                                           2003    204 1.240 - 1.244       253         --        1.55 - 2.10        2.73 - 10.78

AIM V.I. Utilities                         2007  1,270 1.594 - 2.195     2,730       1.94        1.55 - 2.60        8.89 - 18.78
   Subaccount (Series I)                   2006  1,342 1.356 - 1.848     2,436       3.78        1.55 - 2.60       22.27 - 23.53
                                           2005  1,223 1.109 - 1.496     1,802       3.16        1.55 - 2.60      (4.01) - 15.08
                                           2004    525 1.201 - 1.300       677       1.03        1.55 - 2.45       15.48 - 21.44
                                           2003     67 1.064 - 1.068        71       1.93        1.70 - 2.30        6.29 - 12.00

AIM V.I. Capital Appreciation              2007     -- 1.223 - 1.527        --         --        1.55 - 2.60         6.16 - 6.63
   Subaccount (Series II) (a)              2006  4,167 1.152 - 1.432     5,783         --        1.55 - 2.60         3.41 - 4.45
                                           2005  3,728 1.114 - 1.371     5,008         --        1.55 - 2.60        5.79 - 15.98
                                           2004  2,380 1.053 - 1.283     3,034         --        1.55 - 2.60      (0.17) - 12.70
                                           2003     76 1.221 - 1.225        93         --        1.55 - 2.10       (0.16) - 8.99

Alger American Leveraged AllCap            2007  2,017 1.713 - 2.061     4,041         --        1.55 - 2.65      (1.42) - 31.11
   Subaccount (Class S)                    2006  1,428 1.319 - 1.572     2,198         --        1.55 - 2.55       11.13 - 17.14
                                           2005    967 1.138 - 1.342     1,272         --        1.55 - 2.55        7.67 - 18.75
                                           2004    505 1.067 - 1.194       596         --        1.55 - 2.45         2.25 - 6.13
                                           2003     82 1.120 - 1.123        92         --        1.70 - 2.10       (0.09) - 1.73

American Funds Global Growth               2007 11,775 1.622 - 2.221    24,068       2.73        1.55 - 2.60       11.86 - 13.09
   Subaccount (Class 2)                    2006 11,328 1.450 - 1.964    20,624       0.87        1.55 - 2.60       17.31 - 18.53
                                           2005  9,664 1.236 - 1.657    15,033       0.67        1.55 - 2.60       11.15 - 13.63
                                           2004  4,145 1.112 - 1.475     6,038       0.21        1.55 - 2.60        7.00 - 15.54
                                           2003    126 1.313 - 1.320       166       0.01        1.55 - 2.30        5.55 - 20.27

American Funds Growth-Income               2007 28,911 1.260 - 1.670    44,981       1.47        1.55 - 2.60         2.36 - 3.47
   Subaccount (Class 2)                    2006 31,310 1.231 - 1.614    47,376       1.58        1.55 - 2.60       12.22 - 13.42
                                           2005 29,868 1.097 - 1.423    40,223       1.66        1.55 - 2.60         1.72 - 4.17
                                           2004 12,151 1.063 - 1.366    16,338       2.20        1.55 - 2.60        3.46 - 11.03
                                           2003    296 1.249 - 1.257       371       2.55        1.55 - 2.50        6.26 - 15.31

American Funds Growth                      2007 31,127 1.443 - 1.916    55,780       0.76        1.55 - 2.60        9.48 - 10.62
   Subaccount (Class 2)                    2006 33,890 1.318 - 1.732    55,144       0.80        1.55 - 2.60         7.33 - 8.52
                                           2005 32,712 1.228 - 1.596    49,587       0.83        1.55 - 2.60        6.98 - 14.41
                                           2004 13,782 1.084 - 1.395    19,011       0.39        1.55 - 2.60        7.86 - 17.62
                                           2003    379 1.251 - 1.259       476       0.33        1.55 - 2.50        3.55 - 14.08

Credit Suisse Trust Emerging Markets       2007     -- 1.640 - 2.801        --         --        1.55 - 2.65         4.39 - 4.79
   Subaccount (a)                          2006  2,017 1.570 - 2.673     5,065       0.55        1.55 - 2.65       29.03 - 30.45
                                           2005  1,918 1.215 - 2.049     3,679       0.85        1.55 - 2.65        8.00 - 30.59
                                           2004    614 1.163 - 1.626       949       0.39        1.55 - 2.50       11.80 - 23.60
                                           2003     61 1.318 - 1.321        80         --        1.70 - 2.10         4.27 - 7.05

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Credit Suisse Trust Global Small Cap       2007    423 1.317 - 1.738       685         --        1.55 - 2.65     (6.46) - (5.44)
   Subaccount                              2006    504 1.408 - 1.838       883         --        1.55 - 2.65       10.26 - 12.60
                                           2005    447 1.277 - 1.649       697         --        1.55 - 2.65        8.91 - 18.65
                                           2004    295 1.131 - 1.442       417         --        1.55 - 2.45        0.99 - 18.31
                                           2003     11 1.237 - 1.240        13         --        1.70 - 2.10       (0.16) - 6.26

Dreyfus MidCap Stock                       2007  3,080 1.109 - 1.499     4,433       0.30        1.55 - 2.65     (1.29) - (0.20)
   Subaccount (Service Shares)             2006  3,562 1.122 - 1.502     5,177       0.17        1.55 - 2.65         4.91 - 6.00
                                           2005  3,582 1.069 - 1.417     4,927         --        1.55 - 2.65      (1.00) - 12.43
                                           2004  2,376 1.114 - 1.321     3,082       0.38        1.55 - 2.65        4.18 - 19.40
                                           2003    224 1.168 - 1.173       263       0.32        1.70 - 2.50        1.30 - 14.47

Dreyfus Socially Responsible Growth        2007    213 1.165 - 1.360       280       0.27        1.55 - 2.65         4.67 - 5.84
   Subaccount (Service Shares)             2006    239 1.113 - 1.285       297         --        1.55 - 2.65         6.10 - 7.35
                                           2005    244 1.049 - 1.197       283       0.22        1.55 - 2.65         1.20 - 6.78
                                           2004     66 1.167 - 1.174        77       0.12        1.70 - 2.10         2.01 - 4.17
                                           2003     64 1.125 - 1.127        72         --        1.70 - 1.95         2.83 - 6.12

Dreyfus VIF Appreciation                   2007  1,683 1.239 - 1.506     2,400       1.56        1.55 - 2.50         4.50 - 5.46
   Subaccount (Initial Shares)             2006  1,850 1.185 - 1.428     2,519       1.56        1.55 - 2.50       13.59 - 14.70
                                           2005  1,820 1.042 - 1.245     2,177       0.01        1.55 - 2.50         1.76 - 2.72
                                           2004    874 1.022 - 1.212     1,048       3.31        1.55 - 2.50         2.02 - 5.46
                                           2003    123 1.167 - 1.170       144       1.57        1.70 - 2.15        4.93 - 10.30

Dreyfus VIF Developing Leaders             2007  5,952 0.986 - 1.313     7,238       0.75        1.55 - 2.60   (13.36) - (12.41)
   Subaccount (Initial Shares)             2006  6,138 1.138 - 1.499     8,580       0.40        1.55 - 2.60         1.07 - 2.18
                                           2005  5,911 1.126 - 1.467     8,236         --        1.55 - 2.60         2.35 - 4.19
                                           2004  2,867 1.093 - 1.408     3,977       0.44        1.55 - 2.50        7.85 - 16.61
                                           2003     98 1.276 - 1.285       125       0.04        1.55 - 2.50      (0.47) - 14.12

DWS VIT Equity 500 Index                   2007  4,714 1.155 - 1.179     5,511       1.14        1.55 - 2.45         2.30 - 3.24
   Subaccount (Class 2)                    2006  4,482 1.129 - 1.142     5,093       0.80        1.55 - 2.45        3.57 - 13.41
                                           2005  4,582 1.004 - 1.007     4,608         --        1.55 - 2.45         0.40 - 0.70

DWS VIT RREEF Real Estate Securities       2007  2,881 1.426 - 1.830     5,103       0.86        1.55 - 2.65   (18.51) - (17.64)
   Subaccount (Class B)                    2006  2,994 1.750 - 2.222     6,472         --        1.55 - 2.65       33.49 - 34.99
                                           2005  3,081 1.311 - 1.646     4,952       2.59        1.55 - 2.65      (1.69) - 17.37
                                           2004  2,085 1.211 - 1.501     3,104       0.29        1.55 - 2.50        1.92 - 35.53
                                           2003    217 1.163 - 1.165       252         --        1.70 - 2.10        9.91 - 13.67

DWSI Global Opportunities                  2007  1,780 1.722 - 2.278     3,807       1.00        1.55 - 2.65         6.08 - 7.25
   Subaccount (Class B)                    2006  1,696 1.619 - 2.124     3,375       0.93        1.55 - 2.50       18.87 - 20.00
                                           2005  1,726 1.361 - 1.770     2,877       0.33        1.55 - 2.50        3.71 - 16.22
                                           2004    826 1.195 - 1.523     1,225         --        1.55 - 2.50        2.72 - 20.75
                                           2003     63 1.252 - 1.253        79         --        1.95 - 2.10        7.19 - 11.79

DWSII Balanced                             2007  2,997 1.143 - 1.269     3,697       2.97        1.55 - 2.50         1.84 - 2.75
   Subaccount (Class B)                    2006  3,359 1.122 - 1.235     4,050       2.19        1.55 - 2.50         5.97 - 8.14
                                           2005  3,989 1.047 - 1.142     4,471       1.82        1.55 - 2.50         0.48 - 4.74
                                           2004  2,374 1.032 - 1.116     2,622       0.47        1.55 - 2.50         2.23 - 5.55
                                           2003     40 1.062 - 1.065        43         --        1.70 - 2.10         0.09 - 5.14

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSI Bond                                  2007    508 1.024 - 1.047       526       6.28        1.55 - 2.40         0.39 - 2.25
   Subaccount (Class B)                    2006    164 1.011 - 1.024       167       3.60        1.55 - 2.40         1.81 - 2.71
                                           2005     52 0.993 - 0.997        51         --        1.55 - 2.40       (1.00) - 0.91

DWSI Capital Growth                        2007  5,507 1.228 - 1.488     7,943       0.26        1.55 - 2.65      (1.15) - 10.47
   Subaccount (Class B)                    2006  6,117 1.123 - 1.347     8,019       0.20        1.55 - 2.65       (0.46) - 6.48
                                           2005  3,509 1.100 - 1.265     4,338       0.22        1.55 - 2.65        3.48 - 11.97
                                           2004    792 1.055 - 1.184       929       0.08        1.55 - 2.45         3.27 - 5.73
                                           2003     66 1.114 - 1.117        74         --        1.70 - 2.10        2.76 - 10.19

DWSI Growth & Income                       2007  4,547 1.124 - 1.411     6,121       0.87        1.55 - 2.65     (1.71) - (0.56)
   Subaccount (Class B)                    2006  5,105 1.142 - 1.419     6,944       0.56        1.55 - 2.65        0.83 - 11.56
                                           2005  3,621 1.106 - 1.272     4,463       0.86        1.55 - 2.65         3.07 - 9.45
                                           2004  2,537 1.080 - 1.222     3,053       0.16        1.55 - 2.50        1.60 - 10.43
                                           2003    102 1.127 - 1.129       115         --        1.70 - 2.10         4.83 - 9.41

DWSI Health Care                           2007  2,035 1.222 - 1.490     2,893         --        1.55 - 2.65        9.88 - 11.11
   Subaccount (Class B)                    2006  2,070 1.110 - 1.341     2,653         --        1.55 - 2.65         1.37 - 4.20
                                           2005  2,153 1.077 - 1.287     2,657         --        1.55 - 2.65         0.00 - 8.95
                                           2004  1,239 1.037 - 1.210     1,477         --        1.55 - 2.65       (1.95) - 7.57
                                           2003    101 1.122 - 1.123       113         --        1.95 - 2.10         7.06 - 7.57

DWSII International                        2007  2,826 1.739 - 2.151     5,792       1.99        1.55 - 2.65       11.26 - 12.50
   Subaccount (Class B)                    2006  2,931 1.563 - 1.912     5,373       1.60        1.55 - 2.65        2.54 - 23.51
                                           2005  1,833 1.280 - 1.548     2,772       1.25        1.55 - 2.65        3.79 - 17.79
                                           2004  1,332 1.137 - 1.359     1,788       0.37        1.55 - 2.50        3.22 - 15.28
                                           2003     53 1.184 - 1.185        62         --        1.90 - 2.10        9.33 - 15.61

DWSII Strategic Income                     2007  4,106 1.120 - 1.207     4,713       5.81        1.55 - 2.65         2.25 - 3.45
   Subaccount (Class B)                    2006  4,484 1.093 - 1.173     5,005       4.22        1.55 - 2.65         5.92 - 7.10
                                           2005  4,407 1.031 - 1.100     4,617       6.60        1.55 - 2.65       (1.00) - 0.83
                                           2004  2,492 1.037 - 1.058     2,605         --        1.55 - 2.65        1.65 - 10.64
                                           2003    268 0.983 - 0.985       263         --        1.95 - 2.30         2.50 - 3.69

DWSII Blue Chip                            2007  3,729 1.326 - 1.639     5,880       0.68        1.55 - 2.65         0.45 - 1.55
   Subaccount (Class B)                    2006  3,736 1.316 - 1.614     5,850       0.47        1.55 - 2.65       12.15 - 13.42
                                           2005  3,865 1.171 - 1.423     5,358       0.49        1.55 - 2.65         4.28 - 8.38
                                           2004  2,316 1.109 - 1.318     3,006       0.04        1.55 - 2.65        1.56 - 14.41
                                           2003    113 1.155 - 1.156       131         --        1.90 - 2.10        5.19 - 15.48

DWSII Conservative Allocation              2007  9,308 1.099 - 1.203    11,017       1.99        1.55 - 2.55         2.04 - 3.08
   Subaccount (Class B)                    2006  9,737 1.077 - 1.167    11,228       1.02        1.55 - 2.55         6.11 - 7.16
                                           2005  6,416 1.015 - 1.089     6,925         --        1.55 - 2.55         1.12 - 3.35
                                           2004  2,298 1.056 - 1.060     2,431         --        1.55 - 2.45         1.54 - 4.75

DWSII Core Fixed Income                    2007  6,432 1.007 - 1.077     6,718       3.83        1.55 - 2.65         0.30 - 2.11
   Subaccount (Class B)                    2006  6,082 0.997 - 1.060     6,243       3.26        1.55 - 2.65         1.22 - 2.36
                                           2005  6,450 0.985 - 1.041     6,499       3.03        1.55 - 2.65       (1.70) - 0.78
                                           2004  5,115 0.993 - 1.015     5,159       0.48        1.55 - 2.65         0.20 - 3.86
                                           2003    189 0.986 - 0.990       186         --        1.70 - 2.30         1.12 - 3.02

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Davis Venture Value                  2007  6,710 1.281 - 1.581    10,209       0.32        1.55 - 2.65         1.43 - 2.53
   Subaccount (Class B)                    2006  6,525 1.263 - 1.542     9,723       0.26        1.55 - 2.65       11.38 - 12.64
                                           2005  6,219 1.134 - 1.369     8,265       0.34        1.55 - 2.65         2.89 - 8.00
                                           2004  4,121 1.068 - 1.273     5,180       0.01        1.55 - 2.50         1.94 - 9.48
                                           2003    185 1.156 - 1.160       214         --        1.70 - 2.30        5.65 - 16.06

DWSII Dreman High Return Equity            2007 11,712 1.138 - 1.547    17,531       1.06        1.55 - 2.65     (4.77) - (3.67)
   Subaccount (Class B)                    2006 12,289 1.194 - 1.606    19,166       1.21        1.55 - 2.65       15.11 - 16.40
                                           2005  8,634 1.036 - 1.380    11,585       1.11        1.55 - 2.65         1.07 - 6.28
                                           2004  4,520 1.113 - 1.304     5,841       0.28        1.55 - 2.65        3.20 - 14.51
                                           2003    182 1.159 - 1.164       212         --        1.70 - 2.50        5.63 - 19.06

DWSII Dreman Small Mid Cap Value           2007  4,202 1.306 - 2.067     8,142       0.59        1.55 - 2.65       (0.07) - 1.13
   Subaccount (Class B)                    2006  4,783 1.305 - 2.044     9,263       0.38        1.55 - 2.65       21.35 - 22.62
                                           2005  4,743 1.075 - 1.667     7,470       0.30        1.55 - 2.65       (0.87) - 9.34
                                           2004  2,539 1.165 - 1.542     3,800       0.17        1.55 - 2.65        2.35 - 23.90
                                           2003    201 1.244 - 1.246       250         --        1.70 - 2.10        9.60 - 20.66

DWSII Global Thematic                      2007  2,430 1.540 - 2.137     4,975       0.24        1.55 - 2.60         3.15 - 4.24
   Subaccount (Class B)                    2006  2,262 1.493 - 2.050     4,473       0.18        1.55 - 2.60       11.58 - 27.65
                                           2005  1,912 1.343 - 1.606     2,960         --        1.55 - 2.60       10.48 - 21.70
                                           2004  1,176 1.123 - 1.332     1,532       0.44        1.55 - 2.50        2.72 - 18.68
                                           2003    109 1.179 - 1.180       128         --        1.95 - 2.10         7.08 - 8.16

DWSII Government & Agency Securities       2007  1,408 1.032 - 1.089     1,496       4.15        1.55 - 2.65         2.69 - 3.93
   Subaccount (Class B)                    2006  1,537 1.005 - 1.054     1,581       3.22        1.55 - 2.65         1.11 - 2.15
                                           2005  1,466 0.994 - 1.037     1,481       3.53        1.55 - 2.65       (0.40) - 0.98
                                           2004  1,224 0.998 - 1.015     1,234       0.84        1.55 - 2.65       (0.20) - 2.54
                                           2003    182         0.995       181         --        1.95 - 2.10       (0.30) - 2.05

DWSII Growth Allocation                    2007 13,744 1.171 - 1.320    17,860       1.96        1.55 - 2.55         2.90 - 3.94
   Subaccount (Class B)                    2006 15,021 1.138 - 1.270    18,857       0.79        1.55 - 2.55        9.85 - 10.92
                                           2005 15,355 1.036 - 1.145    17,467         --        1.55 - 2.55       (0.09) - 8.13
                                           2004  4,429 1.094 - 1.097     4,852         --        1.55 - 2.30         0.64 - 7.78

DWSII High Income                          2007  3,876 1.048 - 1.319     4,937       7.46        1.55 - 2.65     (2.14) - (1.05)
   Subaccount (Class B)                    2006  4,372 1.070 - 1.333     5,671       7.05        1.55 - 2.65         7.25 - 8.46
                                           2005  4,575 0.997 - 1.229     5,497       8.44        1.55 - 2.65         0.17 - 2.47
                                           2004  2,742 1.082 - 1.207     3,274       1.96        1.55 - 2.65        1.01 - 10.25
                                           2003    186 1.088 - 1.093       202         --        1.70 - 2.50        4.50 - 10.86

DWSII International Select Equity          2007  2,994 1.545 - 2.224     6,358       2.15        1.55 - 2.65       13.14 - 14.40
   Subaccount (Class B)                    2006  2,721 1.364 - 1.944     5,021       1.61        1.55 - 2.65       21.80 - 23.12
                                           2005  2,731 1.119 - 1.579     4,097       2.29        1.55 - 2.65        2.68 - 15.80
                                           2004  1,580 1.150 - 1.407     2,192       0.11        1.55 - 2.50        2.88 - 22.00
                                           2003     68 1.206 - 1.210        82         --        1.95 - 2.50        6.35 - 20.40

DWSII Janus Growth & Income                2007  1,543 1.193 - 1.501     2,243       0.21        1.55 - 2.65         3.42 - 4.60
   Subaccount (Class B)                    2006  1,762 1.152 - 1.435     2,458       0.24        1.55 - 2.65         2.89 - 6.30
                                           2005  1,755 1.095 - 1.350     2,314         --        1.55 - 2.65        4.16 - 10.02
                                           2004  1,146 1.099 - 1.227     1,383         --        1.55 - 2.65        4.35 - 13.58
                                           2003    204 1.116 - 1.121       229         --        1.70 - 2.50        6.08 - 11.23

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Large Cap Value                      2007  2,093 1.311 - 1.581     3,178       1.30        1.55 - 2.65        9.80 - 11.03
   Subaccount (Class B)                    2006  2,093 1.104 - 1.424     2,876       1.17        1.55 - 2.65       11.90 - 13.20
                                           2005  2,178 0.985 - 1.258     2,650       1.42        1.55 - 2.65       (1.10) - 1.52
                                           2004  1,853 1.078 - 1.258     2,291       0.23        1.55 - 2.65         1.55 - 9.81
                                           2003    122 1.159 - 1.164       142         --        1.70 - 2.50        8.22 - 15.26

DWSII Mid Cap Growth                       2007    635 1.327 - 1.555       964         --        1.55 - 2.45         5.32 - 6.29
   Subaccount (Class B)                    2006    620 1.260 - 1.463       888         --        1.55 - 2.45        3.35 - 12.95
                                           2005    536 1.168 - 1.344       705         --        1.55 - 2.45        5.69 - 12.85
                                           2004    413 1.044 - 1.191       486         --        1.55 - 2.45        0.94 - 16.70
                                           2003     17         1.164        19         --               2.10              (0.26)

DWSII Moderate Allocation                  2007 13,894 1.135 - 1.260    17,238       2.22        1.55 - 2.55         2.44 - 3.45
   Subaccount (Class B)                    2006 14,481 1.108 - 1.218    17,442       0.87        1.55 - 2.55         8.10 - 9.24
                                           2005 14,106 1.025 - 1.115    15,627         --        1.55 - 2.55         2.60 - 5.84
                                           2004  4,088 1.075 - 1.078     4,398         --        1.55 - 2.30         1.42 - 6.22

DWSII Money Market                         2007  4,611 1.012 - 1.047     4,765       4.40        1.55 - 2.55         0.79 - 2.95
   Subaccount (Class B)                    2006  4,882 0.990 - 1.017     4,920       4.19        1.55 - 2.55         1.60 - 2.62
                                           2005  3,008 0.972 - 1.000     2,965       2.52        1.55 - 2.55         0.10 - 0.92
                                           2004  2,361 0.971 - 0.987     2,311       0.61        1.55 - 2.30     (1.52) - (0.40)
                                           2003    290 0.989 - 0.992       288       0.10        1.55 - 2.10     (0.50) - (0.20)

DWSII Small Cap Growth                     2007  2,345 1.093 - 1.396     3,151         --        1.55 - 2.65         3.01 - 4.18
   Subaccount (Class B)                    2006  2,352 1.060 - 1.340     3,043         --        1.55 - 2.65         1.99 - 3.24
                                           2005  2,131 1.037 - 1.298     2,688         --        1.55 - 2.65      (0.36) - 11.53
                                           2004    970 1.064 - 1.235     1,185         --        1.55 - 2.65        0.49 - 22.16
                                           2003     87 1.132 - 1.133        98         --        1.90 - 2.10         0.27 - 8.21

DWSII Technology                           2007  1,159 1.138 - 1.372     1,543         --        1.55 - 2.65      (3.20) - 12.09
   Subaccount (Class B)                    2006  1,004 1.025 - 1.224     1,192         --        1.55 - 2.65     (7.55) - (1.13)
                                           2005  1,127 1.045 - 1.238     1,363       0.12        1.55 - 2.65        0.58 - 15.49
                                           2004    818 1.043 - 1.217       976         --        1.55 - 2.65      (0.66) - 13.62
                                           2003    114 1.215 - 1.217       139         --        1.70 - 2.10        3.58 - 15.48

DWSII Turner Mid Cap Growth                2007  1,456 1.374 - 1.869     2,586         --        1.55 - 2.65        0.73 - 23.20
   Subaccount (Class B)                    2006  1,459 1.127 - 1.517     2,114         --        1.55 - 2.65       (6.86) - 4.62
                                           2005  1,467 1.187 - 1.450     2,052         --        1.55 - 2.65        4.62 - 12.38
                                           2004  1,107 1.097 - 1.324     1,451         --        1.55 - 2.50        6.10 - 12.71
                                           2003     92 1.210 - 1.213       111         --        1.95 - 2.30        2.36 - 16.01

Fidelity VIP Contrafund                    2007 13,481 1.559 - 2.046    25,967       0.78        1.55 - 2.60        1.63 - 15.46
   Subaccount (Service Class 2)            2006 13,276 1.364 - 1.772    22,196       1.00        1.55 - 2.60         8.51 - 9.72
                                           2005 11,559 1.257 - 1.615    17,783       0.08        1.55 - 2.60       11.70 - 17.26
                                           2004  4,082 1.107 - 1.406     5,658       0.03        1.55 - 2.50        5.13 - 16.00
                                           2003     98 1.234 - 1.240       121         --        1.55 - 2.30        0.24 - 16.70

Fidelity VIP Dynamic Capital Appreciation  2007    913 1.436 - 1.654     1,484       0.10        1.55 - 2.50         4.08 - 5.08
   Subaccount (Service Class 2)            2006    988 1.373 - 1.574     1,533       0.24        1.55 - 2.50       10.95 - 12.03
                                           2005  1,020 1.232 - 1.405     1,417         --        1.55 - 2.50       17.70 - 26.48
                                           2004    387 1.042 - 1.182       454         --        1.55 - 2.50      (0.85) - 16.29
                                           2003    115 1.181 - 1.185       136         --        1.55 - 2.10         3.32 - 7.36

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Fidelity VIP Mid Cap                       2007 13,188 1.734 - 2.529    30,667       0.49        1.55 - 2.60       12.38 - 13.56
   Subaccount (Service Class 2)            2006 13,669 1.543 - 2.227    27,993       0.17        1.55 - 2.60        9.51 - 10.63
                                           2005 12,662 1.409 - 2.013    23,741         --        1.55 - 2.60       14.37 - 16.22
                                           2004  4,744 1.227 - 1.732     8,105         --        1.55 - 2.50       14.03 - 25.97
                                           2003    135 1.402 - 1.411       190         --        1.55 - 2.50        5.22 - 12.57

FTVIPT Franklin Rising Dividends           2007  9,440 1.168 - 1.495    13,498       2.39        1.55 - 2.60     (5.19) - (4.23)
   Securities Subaccount (Class 2)         2006  9,632 1.232 - 1.561    14,539       1.05        1.55 - 2.60       14.18 - 15.37
                                           2005  8,404 1.079 - 1.353    11,153       0.90        1.55 - 2.60       (0.31) - 4.84
                                           2004  4,561 1.074 - 1.329     6,023       0.26        1.55 - 2.50        0.40 - 12.39
                                           2003     68 1.211 - 1.216        82         --        1.55 - 2.10        1.68 - 13.22

FTVIPT Franklin Small Mid-Cap Growth       2007  4,323 1.270 - 1.772     7,329         --        1.55 - 2.60         8.36 - 9.52
   Securities Subaccount (Class 2)         2006  3,318 1.172 - 1.618     5,110         --        1.55 - 2.60       (2.74) - 7.01
                                           2005  2,841 1.106 - 1.512     4,165         --        1.55 - 2.60         2.12 - 9.27
                                           2004  1,763 1.083 - 1.465     2,564         --        1.55 - 2.60        3.04 - 14.35
                                           2003    121 1.330 - 1.335       161         --        1.55 - 2.10       (0.82) - 6.12

FTVIPT Templeton Developing Markets        2007  5,256 2.449 - 3.645    17,563       2.20        1.55 - 2.60        1.06 - 26.83
   Securities Subaccount (Class 2)         2006  5,399 1.952 - 2.874    14,370       1.05        1.55 - 2.60       24.81 - 26.11
                                           2005  4,916 1.564 - 2.279    10,404       1.19        1.55 - 2.60       22.19 - 26.88
                                           2004  1,742 1.261 - 1.816     3,128       1.52        1.55 - 2.50        5.88 - 28.51
                                           2003     12 1.474 - 1.479        17         --        1.55 - 2.10        5.57 - 21.63

FTVIPT Templeton Foreign Securities        2007 10,181 1.650 - 2.303    21,786       2.00        1.55 - 2.60       12.47 - 13.67
   Subaccount (Class 2)                    2006 10,416 1.467 - 2.026    19,734       1.22        1.55 - 2.60       18.40 - 19.60
                                           2005  9,400 1.239 - 1.694    15,074       1.14        1.55 - 2.60        6.60 - 10.44
                                           2004  3,390 1.153 - 1.562     5,239       0.57        1.55 - 2.60        4.34 - 16.82
                                           2003    195 1.333 - 1.338       260         --        1.55 - 2.10         6.28 - 9.80

Janus Aspen Global Life Sciences           2007    167 1.796 - 1.860       306         --        1.55 - 2.30       18.94 - 19.85
   Subaccount (Service Shares)             2006    156 1.510 - 1.552       238         --        1.55 - 2.30         3.92 - 4.65
                                           2005    157 1.453 - 1.483       230         --        1.55 - 2.30        9.74 - 10.67
                                           2004    157 1.324 - 1.340       209         --        1.55 - 2.30        1.07 - 12.42
                                           2003     15 1.189 - 1.192        18         --        1.55 - 1.95         7.02 - 8.96

Janus Aspen Global Technology              2007  1,559 1.433 - 1.918     2,856       0.65        1.55 - 2.40        8.62 - 19.80
   Subaccount (Service Shares)             2006    659 1.206 - 1.601       999         --        1.55 - 2.40         5.24 - 6.17
                                           2005    536 1.146 - 1.508       766         --        1.55 - 2.40        4.56 - 23.46
                                           2004    279 1.217 - 1.373       381         --        1.55 - 2.30       (1.37) - 3.49
                                           2003      9 1.382 - 1.386        12         --        1.55 - 1.95       (0.86) - 9.05

Janus Aspen Worldwide Growth               2007    176 1.635 - 1.677       290       0.57        1.55 - 2.10         7.07 - 7.64
   Subaccount (Service Shares)             2006    163 1.515 - 1.558       251       1.64        1.55 - 2.30       12.31 - 16.18
                                           2005    165 1.322 - 1.341       219       1.34        1.55 - 2.10         3.36 - 3.95
                                           2004    106 1.279 - 1.290       136       1.18        1.55 - 2.10       (4.19) - 2.87
                                           2003     30 1.250 - 1.254        38       0.25        1.55 - 1.95       11.76 - 13.53

LMPVET Aggressive Growth
   Subaccount (Class I) (b)                2007  4,852 1.203 - 1.602     7,204         --        1.55 - 2.50     (5.02) - (4.42)

LMPVET Aggressive Growth
   Subaccount (Class II) (b)               2007  4,748 1.185 - 1.566     6,941         --        1.55 - 2.60     (5.20) - (4.51)


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

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVET Appreciation
   Subaccount (Class I) (b)                2007  1,072 1.260 - 1.591     1,646       1.02        1.55 - 2.40         2.27 - 2.84

LMPVET Equity Index                        2007  8,658 1.253 - 1.581    13,108       1.57        1.55 - 2.50         2.37 - 3.27
   Subaccount (Class II)                   2006  9,130 1.224 - 1.531    13,422       1.34        1.55 - 2.50       12.22 - 13.41
                                           2005  9,144 1.089 - 1.350    11,923       1.48        1.55 - 2.50         1.70 - 8.80
                                           2004  5,183 1.072 - 1.316     6,722       3.15        1.55 - 2.50        5.08 - 10.47
                                           2003    239 1.208 - 1.212       290       1.73        1.55 - 2.10        5.49 - 14.81

LMPVET Fundamental Value
   Subaccount (ClassI) (b)                 2007  2,906 1.215 - 1.659     4,590       1.21        1.55 - 2.60     (5.70) - (5.04)

LMPVET Investors                           2007  1,909 1.331 - 1.730     3,080       1.24        1.55 - 2.50         1.35 - 2.31
   Subaccount (Class I)                    2006  1,948 1.308 - 1.691     3,092       1.66        1.55 - 2.50       15.32 - 16.46
                                           2005  1,832 1.129 - 1.452     2,550       1.40        1.55 - 2.50         3.89 - 4.84
                                           2004  1,277 1.081 - 1.385     1,743       3.68        1.55 - 2.50         7.66 - 9.86
                                           2003     55 1.266 - 1.274        70       2.35        1.55 - 2.50        5.64 - 13.55

LMPVET Large Cap Growth
   Subaccount (ClassI) (b)                 2007  1,812 1.077 - 1.426     2,440       0.04        1.55 - 2.50     (1.16) - (0.56)

LMPVET Small Cap Growth                    2007  2,663 1.402 - 2.013     4,921         --        1.55 - 2.60         7.19 - 8.28
   Subaccount (Class I)                    2006  2,870 1.308 - 1.859     4,926         --        1.55 - 2.60        9.92 - 11.05
                                           2005  2,880 1.190 - 1.674     4,492         --        1.55 - 2.60         1.10 - 3.27
                                           2004  1,599 1.166 - 1.621     2,522         --        1.55 - 2.50        1.39 - 25.00
                                           2003    192 1.425 - 1.430       274         --        1.55 - 2.10        3.63 - 21.29

LMPVET Social Awareness                    2007    823 1.202 - 1.263     1,016       1.40        1.55 - 2.50         8.09 - 9.21
   Subaccount                              2006    816 1.112 - 1.162       926       0.55        1.55 - 2.50         5.10 - 6.05
                                           2005    727 1.058 - 1.102       779       0.91        1.55 - 2.50         1.83 - 4.08
                                           2004    267 1.039 - 1.077       278       1.43        1.55 - 2.50        0.00 - 12.42

LMPVPI All Cap                             2007     -- 1.296 - 1.747        --       0.29        1.55 - 2.50         4.66 - 4.92
   Subaccount (Class I) (a)                2006  2,869 1.238 - 1.665     4,544       1.39        1.55 - 2.50       15.19 - 16.27
                                           2005  2,874 1.074 - 1.432     3,928       1.02        1.55 - 2.50        1.45 - 10.49
                                           2004  1,925 1.059 - 1.398     2,644       1.09        1.55 - 2.50        5.68 - 13.60
                                           2003    186 1.302 - 1.311       244       0.54        1.55 - 2.50        7.83 - 16.37

LMPVPI All Cap                             2007     -- 1.233 - 1.261        --       0.04        1.55 - 2.60         2.53 - 4.82
   Subaccount (Class II) (a)               2006    188 1.180 - 1.203       225       2.20        1.55 - 2.60        4.93 - 16.01
                                           2005     23 1.027 - 1.037        23       0.63        1.55 - 2.60         1.58 - 8.02

LMPVPII Growth and Income                  2007     -- 1.232 - 1.547        --       0.06        1.55 - 2.40         4.14 - 4.46
   Subaccount (Class I) (a)                2006  1,170 1.183 - 1.481     1,670       0.41        1.55 - 2.40        9.74 - 11.84
                                           2005  1,151 1.078 - 1.338     1,490       0.41        1.55 - 2.40         1.22 - 2.06
                                           2004    878 1.065 - 1.311     1,134       2.13        1.55 - 2.40         2.36 - 8.77
                                           2003     57 1.225 - 1.229        70       0.55        1.55 - 1.95         5.06 - 7.24

LMPVPI Large Cap Growth                    2007     -- 1.087 - 1.434        --         --        1.55 - 2.50         3.83 - 4.16
   Subaccount (Class I) (a)                2006  2,012 1.045 - 1.377     2,611         --        1.55 - 2.50         1.68 - 2.68
                                           2005  2,073 1.023 - 1.341     2,653       0.02        1.55 - 2.50         2.67 - 3.55
                                           2004  1,359 0.992 - 1.295     1,723       0.39        1.55 - 2.50      (4.19) - 13.94
                                           2003    106 1.303 - 1.308       139         --        1.55 - 2.10        3.66 - 14.44


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

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVPII Aggressive Growth                  2007     -- 1.266 - 1.676        --         --        1.55 - 2.50         3.26 - 3.52
   Subaccount (Class I) (a)                2006  5,658 1.226 - 1.619     8,461         --        1.55 - 2.50         8.32 - 9.39
                                           2005  5,529 1.131 - 1.480     7,653         --        1.55 - 2.50        7.13 - 17.99
                                           2004  2,209 1.056 - 1.368     2,975         --        1.55 - 2.50      (1.53) - 13.30
                                           2003    122 1.265 - 1.274       155         --        1.55 - 2.50        4.20 - 13.14

LMPVPII Aggressive Growth                  2007     -- 1.250 - 1.640        --         --        1.55 - 2.60         3.14 - 3.47
   Subaccount (Class II) (a)               2006  4,745 1.212 - 1.585     7,132         --        1.55 - 2.60         7.93 - 9.08
                                           2005  3,681 1.123 - 1.453     5,212         --        1.55 - 2.60        6.85 - 17.48
                                           2004  2,435 1.051 - 1.346     3,257         --        1.55 - 2.60      (0.89) - 10.69
                                           2003    146 1.252 - 1.257       184         --        1.55 - 2.10       (0.08) - 7.45

LMPVET Capital and Income
   Subaccount (Class II) (b)               2007  3,621 1.086 - 1.372     4,781       1.23        1.55 - 2.70       (1.75) - 0.00

LMPVIT Adjustable Rate Income              2007  2,401 0.985 - 1.026     2,424       4.35        1.55 - 2.50     (1.10) - (0.19)
   Subaccount                              2006  2,895 0.996 - 1.028     2,941       4.21        1.55 - 2.60         1.41 - 2.49
                                           2005  3,439 0.981 - 1.003     3,417       3.88        1.55 - 2.60       (0.20) - 0.80
                                           2004  1,531 0.983 - 0.999     1,515       2.81        1.55 - 2.60     (0.91) - (0.10)
                                           2003     24 0.998 - 0.999        24       0.46        1.55 - 1.70         0.00 - 0.10

LMPVPI Total Return                        2007     -- 1.096 - 1.372        --       0.57        1.55 - 2.70         2.42 - 2.85
   Subaccount (Class II) (a)               2006  3,314 1.069 - 1.334     4,295       2.23        1.55 - 2.70        2.00 - 10.52
                                           2005  2,172 1.056 - 1.207     2,591       2.12        1.55 - 2.60       (0.85) - 3.22
                                           2004  1,125 1.117 - 1.191     1,333       4.47        1.55 - 2.50         0.09 - 6.82
                                           2003     80 1.112 - 1.115        89       0.77        1.55 - 1.95         3.15 - 8.58

Lord Abbett Growth and Income              2007     -- 1.308 - 1.682        --         --        1.55 - 2.60         3.62 - 3.89
   Subaccount (Class VC) (a)               2006  9,932 1.262 - 1.619    15,035       1.28        1.55 - 2.60       14.21 - 15.48
                                           2005  9,339 1.105 - 1.402    12,372       1.31        1.55 - 2.60         0.74 - 4.69
                                           2004  3,180 1.099 - 1.379     4,334       2.24        1.55 - 2.50        2.01 - 14.21
                                           2003    169 1.239 - 1.243       210       1.69        1.55 - 2.10        4.98 - 12.93

Lord Abbett Mid-Cap Value                  2007     -- 1.477 - 1.995        --         --        1.55 - 2.50        9.90 - 10.22
   Subaccount (Class VC) (a)               2006  7,690 1.343 - 1.810    13,037       0.49        1.55 - 2.50        9.46 - 10.50
                                           2005  8,163 1.226 - 1.638    12,646       0.58        1.55 - 2.50        5.55 - 13.54
                                           2004  3,089 1.160 - 1.537     4,701       0.80        1.55 - 2.50        3.66 - 21.96
                                           2003    108 1.252 - 1.257       136       2.19        1.70 - 2.30        7.90 - 16.90

MIST Batterymarch Mid-Cap Stock            2007  3,112 1.302 - 1.792     5,296       0.31        1.55 - 2.60         3.33 - 4.43
   Subaccount (Class A)                    2006  3,217 1.260 - 1.716     5,268         --        1.55 - 2.60     (5.48) - (4.77)

MIST BlackRock High Yield                  2007  9,128 1.152 - 1.331    11,725       5.40        1.44 - 2.39       (3.11) - 1.14
   Subaccount (Class A)                    2006  4,114 1.157 - 1.316     5,267         --        1.55 - 2.50         4.78 - 5.45

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)                2007  2,586 1.415 - 1.724     4,252         --        1.55 - 2.60     (0.77) - (0.06)

MIST BlackRock Large-Cap Core              2007     -- 1.426 - 1.725        --       0.69        1.55 - 2.60        4.53 - 4.86
   Subaccount (Class A) (a)                2006  3,099 1.364 - 1.645     4,905         --        1.55 - 2.60         5.17 - 5.92

MIST Dreman Small-Cap Value                2007    381 1.293 - 1.322       499         --        1.55 - 2.40     (3.29) - (2.51)
   Subaccount (Class A)                    2006    276 1.335 - 1.356       371       0.64        1.55 - 2.50       (0.37) - 9.48

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Harris Oakmark International          2007  3,949 1.477 - 1.924     7,220       0.95        1.54 - 2.59     (3.40) - (2.34)
   Subaccount (Class A)                    2006  3,322 1.529 - 1.970     6,267         --        1.51 - 2.56        9.45 - 17.50

MIST Janus Forty                           2007  5,161 1.717 - 2.172    10,611       0.17        1.55 - 2.60       27.09 - 28.44
   Subaccount (Class A)                    2006  5,188 1.351 - 1.691     8,292         --        1.55 - 2.60         1.87 - 2.55

MIST Lazard Mid-Cap
   Subaccount (Class B) (b)                2007    385 1.105 - 1.127       430         --        1.55 - 2.30   (12.79) - (12.36)

MIST Legg Mason Partners Managed           2007  3,583 1.197 - 1.240     4,379       2.38        1.55 - 2.50         3.73 - 4.73
   Assets Subaccount (Class A)             2006  3,675 1.154 - 1.186     4,309         --        1.55 - 2.50         5.00 - 5.71

MIST Lord Abbett Bond Debenture            2007  2,966 1.180 - 1.387     3,988       5.58        1.55 - 2.50         4.24 - 5.24
   Subaccount (Class A)                    2006  3,146 1.131 - 1.318     4,037         --        1.55 - 2.50         4.17 - 4.77

MIST Lord Abbett Growth and Income         2007 26,022 1.084 - 1.104    28,509       0.53        1.30 - 2.35       (2.43) - 2.41
  Subaccount (Class B)                     2006 14,276 1.071 - 1.078    15,344         --        1.30 - 2.25         6.99 - 7.69

MIST Lord Abbett Mid-Cap Value             2007 11,639 1.045 - 1.062    12,277       0.03        1.55 - 2.50    (10.68) - (0.93)
   Subaccount (Class B)                    2006    100 1.066 - 1.072       107         --        1.55 - 2.40      (0.47) - 14.41

MIST Met/AIM Capital Appreciation          2007  1,935 1.267 - 1.596     2,899       0.09        1.55 - 2.60        9.04 - 10.14
   Subaccount (Class A)                    2006  2,015 1.162 - 1.449     2,762       0.18        1.55 - 2.60     (1.86) - (1.16)

MIST Met/AIM Capital Appreciation
   Subaccount (Class E) (b)                2007  4,459 1.253 - 1.574     6,777         --        1.55 - 2.60         2.45 - 3.08

MIST Met/AIM Small Cap Growth              2007    320 1.358 - 1.388       439         --        1.55 - 2.40         8.81 - 9.72
   Subaccount (Class A)                    2006    151 1.248 - 1.265       190         --        1.55 - 2.40      (1.27) - 14.44

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)                2007  1,831 2.040 - 3.509     6,019         --        1.55 - 2.65       24.32 - 25.28

MIST MFS Research International
   Subaccount (Class B) (b)                2007    898 1.798 - 2.326     2,036         --        1.55 - 2.30       (2.43) - 4.49

MIST MFS Value                             2007  6,311 1.425 - 1.475     9,216         --        1.55 - 2.50         5.01 - 5.96
   Subaccount (Class A)                    2006  5,845 1.357 - 1.399     8,086       1.33        1.55 - 2.50        9.79 - 10.56

MIST Neuberger Berman Real Estate          2007 12,750 1.006 - 1.024    12,977       1.09        1.55 - 2.60   (17.00) - (16.13)
   Subaccount (Class A)                    2006 14,706 1.212 - 1.221    17,906         --        1.55 - 2.60       20.84 - 21.73

MIST Oppenheimer Capital Appreciation      2007  6,037 1.115 - 1.134     6,810         --        1.55 - 2.60       11.39 - 12.50
   Subaccount (Class B)                    2006  5,584 1.001 - 1.008     5,617         --        1.55 - 2.60         0.70 - 1.41

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)                2007 10,145 1.080 - 1.214    11,977         --        1.55 - 2.60         5.58 - 6.30

MIST Pioneer Fund                          2007    710 1.328 - 1.606     1,096       0.90        1.55 - 2.50         2.40 - 3.41
   Subaccount (Class A)                    2006    915 1.291 - 1.553     1,367         --        1.55 - 2.50         6.91 - 7.55

MIST Pioneer Mid-Cap Value                 2007     -- 1.267 - 1.286        --       0.42        1.55 - 2.30        9.47 - 10.48
   Subaccount (Class A) (a)                2006    403 1.151 - 1.164       467       0.25        1.55 - 2.30         1.05 - 7.93

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Pioneer Strategic Income              2007  7,953 1.176 - 1.222     9,597       0.69        1.55 - 2.60         3.90 - 5.00
   Subaccount (Class A)                    2006  7,967 1.131 - 1.170     9,185       4.88        1.55 - 2.60         2.85 - 3.57

MIST Third Avenue Small Cap Value          2007 23,927 0.965 - 0.983    23,369       0.55        1.55 - 2.60    (10.65) - (4.47)
   Subaccount (Class B)                    2006 11,793 1.023 - 1.029    12,101         --        1.55 - 2.50         1.99 - 2.59

MSF BlackRock Aggressive Growth            2007  3,419 1.301 - 1.791     5,818         --        1.55 - 2.50       17.41 - 18.61
   Subaccount (Class D)                    2006  3,413 1.106 - 1.510     4,887         --        1.55 - 2.50     (2.98) - (2.39)

MSF BlackRock Bond Income                  2007  7,720 1.057 - 1.114     8,451       3.22        1.55 - 2.50         3.60 - 4.70
   Subaccount (Class A)                    2006  7,799 1.017 - 1.064     8,186         --        1.55 - 2.50         3.32 - 3.91

MSF BlackRock Money Market                 2007 32,798 1.023 - 1.069    34,537       4.94        1.55 - 2.70         0.38 - 3.38
   Subaccount (Class A)                    2006 22,531 0.999 - 1.034    22,986       3.30        1.55 - 2.70         1.09 - 2.27

MSF FI Large Cap                           2007  3,476 1.161 - 1.427     4,555       0.16        1.55 - 2.60         1.22 - 2.37
   Subaccount (Class A)                    2006  3,768 1.147 - 1.394     4,864         --        1.55 - 2.60         0.70 - 1.38

MSF FI Value Leaders                       2007  7,652 1.212 - 1.519    11,077       0.83        1.55 - 2.60         1.34 - 2.50
   Subaccount (Class D)                    2006  7,806 1.196 - 1.482    11,076         --        1.55 - 2.60         1.96 - 2.63

MSF MetLife Aggressive Allocation          2007  1,927 1.060 - 1.078     2,058       0.05        1.55 - 2.60         0.66 - 1.60
   Subaccount (Class B)                    2006  1,577 1.053 - 1.061     1,666         --        1.55 - 2.60         5.09 - 5.89

MSF MetLife Conservative Allocation        2007  2,606 1.067 - 1.084     2,799         --        1.55 - 2.50       (0.09) - 3.93
   Subaccount (Class B)                    2006  2,593 1.036 - 1.043     2,695         --        1.55 - 2.50         0.97 - 5.80

MSF MetLife Conservative to Moderate       2007  3,662 1.068 - 1.083     3,940         --        1.55 - 2.40         1.04 - 3.66
   Allocation Subaccount (Class B)         2006  1,853 1.044 - 1.050     1,939         --        1.55 - 2.40         3.77 - 4.79

MSF MetLife Moderate Allocation            2007 11,761 1.067 - 1.084    12,644       0.01        1.55 - 2.50         1.81 - 2.75
   Subaccount (Class B)                    2006 10,582 1.048 - 1.055    11,126         --        1.55 - 2.50         4.59 - 9.92

MSF MetLife Moderate to Aggressive         2007  6,204 1.065 - 1.084     6,674       0.03        1.55 - 2.60       (2.26) - 2.26
   Allocation Subaccount (Class B)         2006  6,709 1.052 - 1.060     7,085         --        1.55 - 2.60         4.99 - 5.79

MSF MFS Total Return                       2007  5,033 1.077 - 1.099     5,484       1.81        1.55 - 2.75       (3.47) - 2.52
   Subaccount (Class B)                    2006  3,929 1.064 - 1.072     4,198         --        1.55 - 2.65         6.08 - 6.88

MSF MFS Total Return                       2007 24,421 1.226 - 1.419    33,326       1.96        1.55 - 2.50         1.57 - 2.60
   Subaccount (Class F)                    2006 25,723 1.205 - 1.383    34,428         --        1.55 - 2.50         6.26 - 6.88

MSF Oppenheimer Global Equity              2007 30,426 1.081 - 1.101    33,273       0.89        1.55 - 2.60         3.54 - 4.66
   Subaccount (Class B)                    2006 33,480 1.044 - 1.052    35,113         --        1.39 - 2.54         4.82 - 5.62

MSF T. Rowe Price Large Cap Growth         2007  2,390 1.131 - 1.149     2,730       0.19        1.55 - 2.50       (2.24) - 7.48
   Subaccount (Class B)                    2006  2,365 1.062 - 1.069     2,523         --        1.55 - 2.50         6.41 - 7.11

MSF Western Asset Management High          2007     -- 1.163 - 1.199        --      10.16        1.55 - 2.50         3.47 - 3.82
   Yield Bond Subaccount (Class A) (a)     2006  6,377 1.124 - 1.157     7,320         --        1.55 - 2.50         5.64 - 6.37

MSF Western Asset Management               2007  5,392 1.067 - 1.117     5,929       2.77        1.40 - 2.45         1.86 - 2.89
   U.S. Government Subaccount (Class A)    2006  5,918 1.046 - 1.091     6,345         --        1.40 - 2.45         2.77 - 3.47

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
PIMCO VIT Real Return                      2007     -- 1.020 - 1.141        --       1.55        1.55 - 2.60         1.72 - 1.98
   Subaccount (Administrative Class) (a)   2006 10,340 1.002 - 1.119    11,306       4.24        1.55 - 2.60     (1.89) - (0.80)
                                           2005  9,967 1.018 - 1.128    11,053       2.92        1.55 - 2.60       (0.56) - 0.66
                                           2004  4,188 1.020 - 1.122     4,667       1.18        1.55 - 2.60         1.23 - 7.47
                                           2003    331 1.043 - 1.047       346       0.38        1.55 - 2.10       (1.23) - 2.45

PIMCO VIT Total Return                     2007 23,835 1.095 - 1.155    27,021       4.80        1.55 - 2.60         5.98 - 7.04
   Subaccount (Administrative Class)       2006 24,626 1.030 - 1.079    26,181       4.42        1.55 - 2.60         1.15 - 2.27
                                           2005 22,715 1.014 - 1.055    23,715       3.59        1.55 - 2.60       (0.19) - 0.86
                                           2004  8,552 1.011 - 1.046     8,894       1.99        1.55 - 2.60         0.10 - 3.26
                                           2003    649 1.007 - 1.013       656       1.33        1.55 - 2.50       (1.37) - 3.58

Pioneer America Income VCT                 2007     -- 1.022 - 1.077        --       3.94        1.55 - 2.70         2.51 - 3.79
   Subaccount (Class II) (c)               2006  8,439 0.993 - 1.042     8,589       4.41        1.55 - 2.70         0.49 - 2.55
                                           2005  7,379 0.985 - 1.031     7,418       4.46        1.55 - 2.60       (1.16) - 0.41
                                           2004  3,712 0.990 - 1.034     3,730       4.63        1.55 - 2.50       (1.19) - 3.07
                                           2003     95 0.993 - 0.995        94       0.66        1.55 - 1.95       (0.10) - 1.22

Pioneer Bond VCT
   Subaccount (Class II) (d)               2007  8,897 1.090 - 1.092     9,707       0.65        1.55 - 2.70         9.00 - 9.20

Pioneer Cullen Value VCT                   2007  6,349 1.274 - 1.312     8,261       0.80        1.55 - 2.60         2.32 - 4.79
   Subaccount (Class II)                   2006  4,297 1.229 - 1.252     5,355       0.17        1.55 - 2.60        4.91 - 15.29
                                           2005  1,318 1.077 - 1.086     1,427         --        1.55 - 2.60        0.65 - 10.74

Pioneer Emerging Markets VCT               2007  4,034 3.178 - 4.474    16,567       0.34        1.55 - 2.60       38.78 - 40.25
   Subaccount (Class II)                   2006  3,673 2.290 - 3.190    10,763       0.34        1.55 - 2.60       18.94 - 33.42
                                           2005  2,674 1.734 - 2.391     6,191       0.46        1.55 - 2.60       31.92 - 39.65
                                           2004  1,557 1.294 - 1.764     2,728       0.56        1.55 - 2.60        0.00 - 28.02
                                           2003     55 1.505 - 1.510        82         --        1.55 - 2.10        1.28 - 18.69

Pioneer Equity Income VCT                  2007  7,595 1.347 - 1.703    12,465       2.30        1.55 - 2.60     (2.04) - (0.99)
   Subaccount (Class II)                   2006  7,097 1.375 - 1.720    11,862       2.42        1.55 - 2.60       11.13 - 20.28
                                           2005  5,594 1.155 - 1.430     7,879       2.23        1.55 - 2.60         0.61 - 4.05
                                           2004  3,021 1.127 - 1.377     4,140       3.12        1.55 - 2.50        2.36 - 14.27
                                           2003    101 1.201 - 1.205       121       0.92        1.55 - 2.10        4.43 - 10.56

Pioneer Equity Opportunity VCT             2007     -- 1.339 - 1.377        --       0.18        1.55 - 2.60      (5.61) - 10.07
   Subaccount (Class II) (c)               2006    158 1.228 - 1.251       196       0.32        1.55 - 2.60      (0.88) - 17.46
                                           2005     30 1.058 - 1.065        32         --        1.55 - 2.40       (1.21) - 8.45

Pioneer Fund VCT                           2007 10,620 1.301 - 1.633    16,551       1.06        1.55 - 2.60         2.12 - 3.16
   Subaccount (Class II)                   2006  6,575 1.274 - 1.583    10,009       1.13        1.55 - 2.60       13.35 - 14.63
                                           2005  5,875 1.124 - 1.381     7,912       1.16        1.55 - 2.60         3.21 - 6.18
                                           2004  3,497 1.089 - 1.324     4,598       1.17        1.55 - 2.60        0.74 - 13.11
                                           2003    336 1.208 - 1.213       407       0.74        1.55 - 2.10        0.25 - 12.86

Pioneer Global High Yield VCT              2007  4,530 1.069 - 1.154     5,154       8.08        1.55 - 2.75       (0.71) - 0.52
   Subaccount (Class II)                   2006  3,095 1.075 - 1.148     3,517       7.29        1.55 - 2.75        2.37 - 10.28
                                           2005    670 1.032 - 1.041       696       4.80        1.55 - 2.60       (0.48) - 5.06

Pioneer High Yield VCT                     2007 10,357 1.068 - 1.357    13,519       5.08        1.55 - 2.75         0.66 - 3.98
   Subaccount (Class II)                   2006 11,739 1.044 - 1.305    14,826       5.26        1.55 - 2.70         0.17 - 6.62
                                           2005  8,126 1.074 - 1.224     9,833       5.23        1.55 - 2.60       (0.83) - 1.99
                                           2004  6,312 1.087 - 1.223     7,686       5.01        1.55 - 2.50         1.21 - 6.93
                                           2003    332 1.148 - 1.152       382       2.37        1.55 - 2.10         1.68 - 9.09

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Ibbotson Aggressive Allocation VCT 2007  4,404 1.236 - 1.266     5,526       1.26        1.55 - 2.40         2.66 - 3.60
   Subaccount (Class II)                   2006  3,637 1.204 - 1.222     4,420       0.26        1.55 - 2.40        6.56 - 12.63
                                           2005  1,079 1.078 - 1.085     1,166         --        1.55 - 2.40        2.56 - 10.94

Pioneer Ibbotson Growth Allocation VCT     2007 91,686 1.089 - 1.230   110,642       1.01        1.55 - 2.90         2.74 - 4.06
   Subaccount (Class II)                   2006 55,528 1.060 - 1.182    64,825       0.14        1.55 - 2.90        5.35 - 10.99
                                           2005  4,439 1.058 - 1.065     4,711         --        1.55 - 2.40         0.95 - 9.15

Pioneer Ibbotson Moderate Allocation VCT   2007 48,332 1.081 - 1.190    56,545       1.01        1.55 - 2.70         2.85 - 4.02
   Subaccount (Class II)                   2006 33,498 1.051 - 1.144    37,907       0.30        1.55 - 2.70       (0.26) - 8.95
                                           2005  4,663 1.043 - 1.050     4,880         --        1.55 - 2.40         2.44 - 7.28

Pioneer Independence VCT                   2007  1,704 1.207 - 1.394     2,298         --        1.55 - 2.60         4.68 - 5.77
   Subaccount (Class II)                   2006  1,390 1.153 - 1.318     1,778         --        1.55 - 2.60        1.57 - 12.18
                                           2005  1,184 1.086 - 1.228     1,424       0.58        1.55 - 2.60       (0.44) - 3.52
                                           2004    799 1.189 - 1.208       962         --        1.55 - 2.50        4.18 - 10.55
                                           2003     77 1.149 - 1.154        88         --        1.55 - 2.10         0.17 - 2.58

Pioneer International Value VCT            2007  2,695 1.729 - 2.295     5,797       0.31        1.55 - 2.60       10.34 - 11.46
   Subaccount (Class II)                   2006  2,234 1.567 - 2.059     4,369       0.26        1.55 - 2.60       19.44 - 20.69
                                           2005    873 1.312 - 1.706     1,457       0.06        1.55 - 2.60        9.65 - 18.76
                                           2004    504 1.480 - 1.504       752       0.32        1.55 - 2.50       12.62 - 16.59
                                           2003     16 1.286 - 1.290        21         --        1.55 - 1.95       12.41 - 12.76

Pioneer Mid Cap Value VCT                  2007  6,362 1.345 - 1.928    11,422       0.58        1.55 - 2.60         2.67 - 3.71
   Subaccount (Class II)                   2006  5,978 1.310 - 1.859    10,453         --        1.55 - 2.60        9.35 - 10.52
                                           2005  5,101 1.198 - 1.682     8,245       0.21        1.55 - 2.60       (0.07) - 5.99
                                           2004  2,609 1.143 - 1.587     4,112       0.17        1.55 - 2.50        0.78 - 19.86
                                           2003    205 1.317 - 1.324       271         --        1.55 - 2.30        7.24 - 11.20

Pioneer Oak Ridge Large Cap Growth VCT     2007  4,884 1.189 - 1.257     6,041       0.19        1.55 - 2.60         5.41 - 6.44
   Subaccount (Class II)                   2006  4,896 1.128 - 1.181     5,709       0.03        1.55 - 2.60       (1.18) - 1.20
                                           2005  3,982 1.127 - 1.167     4,610       0.14        1.55 - 2.60        4.59 - 10.98
                                           2004  1,455 1.070 - 1.095     1,589         --        1.55 - 2.50      (0.09) - 11.01

Pioneer Real Estate Shares VCT             2007  4,048 1.470 - 2.035     7,785       2.52        1.55 - 2.60    (21.18) - (6.17)
   Subaccount (Class II)                   2006  4,537 1.859 - 2.555    11,118       2.40        1.55 - 2.60       20.87 - 34.40
                                           2005  3,540 1.462 - 1.901     6,588       3.29        1.55 - 2.60        4.24 - 18.55
                                           2004  1,875 1.310 - 1.681     3,137       4.29        1.55 - 2.30        4.13 - 41.52
                                           2003     99 1.256 - 1.261       125       2.94        1.55 - 2.10      (0.16) - 15.69

Pioneer Small and Mid Cap Growth VCT       2007     -- 1.266 - 1.388        --         --        1.55 - 2.60       17.11 - 18.23
   Subaccount (Class II) (c)               2006  1,958 1.081 - 1.174     2,261         --        1.55 - 2.60         1.05 - 8.48
                                           2005  1,575 1.029 - 1.106     1,724         --        1.55 - 2.60         1.47 - 6.69
                                           2004    794 1.010 - 1.074       850         --        1.55 - 2.40       (1.11) - 5.29

Pioneer Small Cap Value VCT                2007  4,166 1.255 - 1.797     6,895       0.51        1.55 - 2.60     (9.58) - (8.60)
   Subaccount (Class II)                   2006  4,228 1.388 - 1.966     7,797         --        1.55 - 2.60       11.22 - 12.41
                                           2005  2,736 1.248 - 1.749     4,661         --        1.55 - 2.60        8.39 - 18.16
                                           2004  1,455 1.156 - 1.599     2,314         --        1.55 - 2.50        3.96 - 19.94
                                           2003    182 1.348 - 1.355       247         --        1.55 - 2.30        8.00 - 10.49

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Strategic Income VCT               2007 17,800 1.064 - 1.301    22,422       5.15        1.55 - 2.70         3.30 - 4.50
   Subaccount (Class II)                   2006 15,977 1.030 - 1.245    19,447       5.17        1.55 - 2.70         3.39 - 4.62
                                           2005 13,239 1.060 - 1.190    15,555       5.58        1.55 - 2.60       (0.18) - 1.79
                                           2004  7,013 1.097 - 1.179     8,226       5.63        1.55 - 2.60         0.18 - 8.26
                                           2003    552 1.085 - 1.089       601       2.51        1.55 - 2.10         0.18 - 6.06

Pioneer Value VCT                          2007     -- 1.231 - 1.528        --       2.74        1.55 - 2.60       (0.73) - 0.13
   Subaccount (Class II) (c)               2006  4,146 1.240 - 1.526     6,072       0.22        1.55 - 2.60       12.12 - 13.29
                                           2005  3,810 1.106 - 1.347     5,010       0.09        1.55 - 2.60       (0.07) - 6.14
                                           2004  2,559 1.085 - 1.307     3,321       0.04        1.55 - 2.60        0.46 - 11.26
                                           2003     76 1.187 - 1.192        91       0.03        1.55 - 2.10         3.56 - 8.09

Putnam VT International Equity             2007     -- 2.161 - 2.226        --       2.83        1.55 - 2.30         8.05 - 8.27
   Subaccount (Class IB) (a)               2006    356 2.000 - 2.056       724       0.62        1.55 - 2.30       24.77 - 25.75
                                           2005    378 1.603 - 1.635       613       1.38        1.55 - 2.30        9.64 - 10.47
                                           2004    327 1.462 - 1.480       482       1.46        1.55 - 2.30       13.60 - 14.37
                                           2003     73 1.287 - 1.294        95         --        1.55 - 2.30        7.92 - 13.76

Putnam VT Small Cap Value                  2007     -- 1.509 - 2.310        --       0.55        1.55 - 2.60         6.46 - 6.80
   Subaccount (Class IB) (a)               2006  7,589 1.416 - 2.163    14,986       0.32        1.55 - 2.60       14.33 - 15.48
                                           2005  7,439 1.235 - 1.873    12,828       0.14        1.55 - 2.60        0.42 - 10.99
                                           2004  3,522 1.180 - 1.777     6,159       0.06        1.55 - 2.50        3.02 - 25.92
                                           2003    119 1.423 - 1.430       169         --        1.55 - 2.30        4.84 - 27.62

Van Kampen LIT Comstock                    2007  8,374 1.242 - 1.642    12,611       1.58        1.55 - 2.50     (4.73) - (3.86)
   Subaccount (Class II)                   2006  9,180 1.302 - 1.708    14,496       1.27        1.55 - 2.50       13.18 - 14.25
                                           2005  9,419 1.149 - 1.495    13,086       0.64        1.55 - 2.50         1.53 - 5.03
                                           2004  3,433 1.133 - 1.458     4,944       0.31        1.55 - 2.50        3.91 - 15.62
                                           2003    229 1.255 - 1.261       288         --        1.55 - 2.30        6.90 - 14.05

Van Kampen LIT Enterprise                  2007    128 1.463 - 1.501       190       0.15        1.55 - 2.10       10.08 - 10.69
   Subaccount (Class II)                   2006    130 1.329 - 1.356       175       0.18        1.55 - 2.10         4.56 - 5.20
                                           2005    128 1.271 - 1.289       164       0.46        1.55 - 2.10         5.65 - 6.18
                                           2004    126 1.203 - 1.214       152       0.04        1.55 - 2.10         1.77 - 5.80
                                           2003     21 1.185 - 1.188        25         --        1.55 - 1.95         2.78 - 5.79

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January1, 2007 to April 27, 2007.

(b)  For the period April30, 2007 to December 31, 2007.

(c)  For the period January1, 2007 to November 9, 2007.

(d)  For the period November12, 2007 to December 31, 2007.

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           AIM V.I. MID CAP CORE EQUITY   AIM V.I. UTILITIES   AIM V.I. CAPITAL APPRECIATION
                                    SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                   (SERIES II)                (SERIES I)                (SERIES II)
                           ----------------------------  --------------------  ----------------------------
                                2007          2006          2007      2006         2007 (a)       2006
                           -------------  -------------  ---------- ---------  --------------  ------------
Accumulation units
   beginning of year          1,823,430     1,719,897    1,341,715  1,222,977     4,167,301     3,727,550
Accumulation units issued
   and transferred from
   other funding options        329,756       451,093      276,827    381,339       197,560       953,140
Accumulation units
   redeemed and
   transferred to
   other funding options       (389,422)     (347,560)    (348,519)  (262,601)   (4,364,861)     (513,389)
                              ---------     ---------    ---------  ---------    ----------     ---------
Accumulation units
   end of year                1,763,764     1,823,430    1,270,023  1,341,715            --     4,167,301
                              =========     =========    =========  =========    ==========     =========

                           AMERICAN FUNDS GROWTH    CREDIT SUISSE TRUST   CREDIT SUISSE TRUST
                                SUBACCOUNT           EMERGING MARKETS       GLOBAL SMALL CAP
                                 (CLASS 2)              SUBACCOUNT             SUBACCOUNT
                           ----------------------  ---------------------  -------------------
                              2007        2006      2007 (a)     2006        2007     2006
                           ----------  ----------  ----------  ---------  ---------  --------
Accumulation units
   beginning of year       33,890,233  32,711,932   2,016,848  1,918,047    504,122  447,132
Accumulation units issued
   and transferred from
   other funding options    1,867,433   4,297,613      85,397    410,923     81,688  128,585
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,630,599) (3,119,312) (2,102,245)  (312,122)  (163,194) (71,595)
                           ----------  ----------  ----------  ---------   --------  -------
Accumulation units
   end of year             31,127,067  33,890,233          --  2,016,848    422,616  504,122
                           ==========  ==========  ==========  =========   ========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                              ALGER AMERICAN          AMERICAN FUNDS          AMERICAN FUNDS
                             LEVERAGED ALLCAP          GLOBAL GROWTH          GROWTH-INCOME
                                SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS S)               (CLASS 2)              (CLASS 2)
                           ---------------------  ----------------------  ----------------------
                              2007       2006        2007        2006        2007        2006
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       1,428,189     967,064  11,327,782   9,664,246  31,309,671  29,867,942
Accumulation units issued
   and transferred from
   other funding options     911,453   1,547,142   2,140,353   2,798,905   1,321,568   3,822,444
Accumulation units
   redeemed and
   transferred to
   other funding options    (322,625) (1,086,017) (1,693,285) (1,135,369) (3,720,330) (2,380,715)
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,017,017   1,428,189  11,774,850  11,327,782  28,910,909  31,309,671
                           =========   =========  ==========  ==========  ==========  ==========

                                                  DREYFUS SOCIALLY
                           DREYFUS MIDCAP STOCK  RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                             (SERVICE SHARES)     (SERVICE SHARES)       (INITIAL SHARES)
                           --------------------  ------------------  ------------------------
                              2007       2006      2007      2006        2007         2006
                           ---------  ---------  --------  --------  -----------   ----------
Accumulation units
   beginning of year       3,562,336  3,581,835   239,136  243,937     1,849,997   1,820,257
Accumulation units issued
   and transferred from
   other funding options     235,752    473,462    15,376   17,946        56,196     202,190
Accumulation units
   redeemed and
   transferred to
   other funding options    (718,512)  (492,961)  (41,363) (22,747)     (222,942)   (172,450)
                           ---------  ---------   -------  -------     ---------   ---------
Accumulation units
   end of year             3,079,576  3,562,336   213,149  239,136     1,683,251   1,849,997
                           =========  =========   =======  =======     =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               DREYFUS VIF             DWS VIT              DWS VIT RREEF
                            DEVELOPING LEADERS     EQUITY 500 INDEX    REAL ESTATE SECURITIES
                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                             (INITIAL SHARES)          (CLASS 2)              (CLASS B)
                           --------------------  --------------------  ----------------------
                              2007       2006       2007       2006        2007      2006
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   beginning of year       6,138,061  5,910,602  4,482,020  4,581,625   2,993,707  3,081,435
Accumulation units issued
   and transferred from
   other funding options     457,307    856,650  1,007,274    130,897     483,792    327,513
Accumulation units
   redeemed and
   transferred to
   other funding options    (643,095)  (629,191)  (775,159)  (230,502)   (596,051)  (415,241)
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   end of year             5,952,273  6,138,061  4,714,135  4,482,020   2,881,448  2,993,707
                           =========  =========  =========  =========   =========  =========

                             DWSI CAPITAL GROWTH   DWSI GROWTH & INCOME    DWSI HEALTH CARE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)             (CLASS B)              (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year        6,117,071   3,508,968  5,105,253  3,621,286  2,070,255  2,153,075
Accumulation units issued
   and transferred from
   other funding options      711,649   3,653,924    174,110  2,302,701    232,949    211,313
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,321,570) (1,045,821)  (732,048)  (818,734)  (268,203)  (294,133)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year              5,507,150   6,117,071  4,547,315  5,105,253  2,035,001  2,070,255
                           ==========  ==========  =========  =========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.


                           DWSI GLOBAL OPPORTUNITIES     DWSII BALANCED        DWSI BOND
                                  SUBACCOUNT               SUBACCOUNT          SUBACCOUNT
                                  (CLASS B)                (CLASS B)           (CLASS B)
                           -------------------------  --------------------  ----------------
                                 2007      2006          2007      2006       2007     2006
                              ---------  ---------    ---------  ---------  -------  -------
Accumulation units
   beginning of year          1,695,520  1,725,554    3,358,797  3,988,934  164,445   51,780
Accumulation units issued
   and transferred from
   other funding options        320,112    245,891       70,012    275,420  813,413  122,831
Accumulation units
   redeemed and
   transferred to
   other funding options       (235,379)  (275,925)    (431,750)  (905,557)(469,823) (10,166)
                              ---------  ---------    ---------  --------- --------  -------
Accumulation units
   end of year                1,780,253  1,695,520    2,997,059  3,358,797  508,035  164,445
                              =========  =========    =========  ========= ========  =======

                            DWSII INTERNATIONAL  DWSII STRATEGIC INCOME     DWSII BLUE CHIP
                                SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                (CLASS B)              (CLASS B)               (CLASS B)
                           --------------------  ----------------------  ----------------------
                             2007        2006       2007        2006        2007        2006
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       2,931,211  1,832,877   4,484,148   4,406,818   3,736,156   3,864,532
Accumulation units issued
   and transferred from
   other funding options     284,221  1,625,828     853,117   1,091,893   1,405,123   1,606,502
Accumulation units
   redeemed and
   transferred to
   other funding options    (389,782)  (527,494) (1,231,652) (1,014,563) (1,412,470) (1,734,878)
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,825,650  2,931,211   4,105,613   4,484,148   3,728,809   3,736,156
                           =========  =========  ==========  ==========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    DWSII                   DWSII                  DWSII
                           CONSERVATIVE ALLOCATION    CORE FIXED INCOME     DAVIS VENTURE VALUE
                                 SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)                (CLASS B)             (CLASS B)
                           -----------------------  ---------------------  --------------------
                               2007       2006         2007       2006        2007       2006
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   beginning of year        9,736,937  6,415,915    6,082,456   6,450,173  6,525,305  6,218,858
Accumulation units issued
   and transferred from
   other funding options      567,570  4,304,151      775,746     640,305    924,969  1,197,184
Accumulation units
   redeemed and
   transferred to
   other funding options     (996,457)  (983,129)    (425,863) (1,008,022)  (740,426)  (890,737)
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   end of year              9,308,050  9,736,937    6,432,339   6,082,456  6,709,848  6,525,305
                            =========  =========    =========  ==========  =========  =========

                                    DWSII
                            GOVERNMENT & AGENCY
                                 SECURITIES       DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS B)                (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006        2007       2006
                           ----------  ---------  -----------  ----------  ----------  ---------
Accumulation units
   beginning of year        1,536,570  1,465,842  15,020,557   15,355,054   4,371,814  4,575,042
Accumulation units issued
   and transferred from
   other funding options    2,894,350    361,115     199,607    1,733,154     657,422    645,706
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,022,995)  (290,387) (1,475,840)  (2,067,651) (1,153,008)  (848,934)
                           ----------  ---------  ----------   ----------  ----------  ---------
Accumulation units
   end of year              1,407,925  1,536,570  13,744,324   15,020,557   3,876,228  4,371,814
                           ==========  =========  ==========   ==========  ==========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                DWSII DREMAN           DWSII DREMAN              DWSII
                             HIGH RETURN EQUITY     SMALL MID CAP VALUE     GLOBAL THEMATIC
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       12,289,457   8,634,012  4,782,849  4,743,295  2,262,472  1,911,607
Accumulation units issued
   and transferred from
   other funding options      940,231   4,577,342    346,432    709,429    551,390    668,695
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,517,394)   (921,897)  (927,452)  (669,875)  (384,106)  (317,830)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             11,712,294  12,289,457  4,201,829  4,782,849  2,429,756  2,262,472
                           ==========  ==========  =========  =========  =========  =========

                            DWSII INTERNATIONAL          DWSII                 DWSII
                               SELECT EQUITY     JANUS GROWTH & INCOME    LARGE CAP VALUE
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)            (CLASS B)
                           --------------------  ---------------------  -------------------
                              2007       2006       2007      2006         2007     2006
                           ---------  ---------  ---------  ---------   --------  ---------
Accumulation units
   beginning of year       2,720,551  2,731,496  1,761,679  1,755,072   2,093,220 2,178,193
Accumulation units issued
   and transferred from
   other funding options     813,826    441,196    105,964    323,340     286,392    98,580
Accumulation units
   redeemed and
   transferred to
   other funding options    (539,971)  (452,141)  (324,216)  (316,733)   (286,739) (183,553)
                           ---------  ---------  ---------  ---------   --------- ---------
Accumulation units
   end of year             2,994,406  2,720,551  1,543,427  1,761,679   2,092,873 2,093,220
                           =========  =========  =========  =========   ========= =========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION    DWSII MONEY MARKET
                                SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                (CLASS B)                (CLASS B)                 (CLASS B)
                           --------------------  -------------------------  ----------------------
                              2007       2006         2007        2006         2007        2006
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   beginning of year        619,590    535,680     14,480,930  14,105,725    4,881,772   3,008,146
Accumulation units issued
   and transferred from
   other funding options    218,719    190,825        684,692   1,990,699    9,539,157   7,382,314
Accumulation units
   redeemed and
   transferred to
   other funding options   (203,132)  (106,915)    (1,272,031) (1,615,494)  (9,810,312) (5,508,688)
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   end of year              635,177    619,590     13,893,591  14,480,930    4,610,617   4,881,772
                           ========   ========     ==========  ==========   ==========  ==========

                                FIDELITY VIP       FIDELITY VIP DYNAMIC       FIDELITY VIP
                                 CONTRAFUND        CAPITAL APPRECIATION         MID CAP
                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                              (SERVICE CLASS 2)     (SERVICE CLASS 2)      (SERVICE CLASS 2)
                           ----------------------  --------------------  ----------------------
                              2007        2006        2007      2006        2007        2006
                           ----------  ----------  --------  ---------   ----------  ----------
Accumulation units
   beginning of year       13,276,383  11,558,934   987,639  1,019,630   13,668,604  12,661,865
Accumulation units issued
   and transferred from
   other funding options    1,624,741   2,663,803   144,271    183,819    1,197,289   2,294,370
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,419,773)   (946,354) (218,941)  (215,810)  (1,677,846) (1,287,631)
                           ----------  ----------  --------   --------   ----------  ----------
Accumulation units
   end of year             13,481,351  13,276,383   912,969    987,639   13,188,047  13,668,604
                           ==========  ==========  ========   ========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                             DWSII TURNER
                           DWSII SMALL CAP GROWTH    DWSII TECHNOLOGY       MID CAP GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       2,351,746   2,131,360   1,004,327  1,127,295  1,459,226  1,467,222
Accumulation units issued
   and transferred from
   other funding options     423,475     443,283     447,411    138,566    233,208    163,309
Accumulation units
   redeemed and
   transferred to
   other funding options    (430,265)   (222,897)   (292,449)  (261,534)  (236,341)  (171,305)
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   end of year             2,344,956   2,351,746   1,159,289  1,004,327  1,456,093  1,459,226
                           =========   =========   =========  =========  =========  =========

                                                           FTVIPT FRANKLIN
                                 FTVIPT FRANKLIN            SMALL MID-CAP            FTVIPT TEMPLETON
                           RISING DIVIDENDS SECURITIES    GROWTH SECURITIES   DEVELOPING MARKETS SECURITIES
                                    SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                    (CLASS 2)                 (CLASS 2)                  (CLASS 2)
                           ---------------------------  --------------------  -----------------------------
                               2007           2006         2007      2006           2007          2006
                             ---------     ---------    ---------  ---------    -----------   -----------
Accumulation units
   beginning of year         9,631,983     8,404,286    3,318,352  2,841,043      5,399,345    4,916,065
Accumulation units issued
   and transferred from
   other funding options     1,815,168     2,400,678    1,606,442  1,028,179      1,157,528    1,529,889
Accumulation units
   redeemed and
   transferred to
   other funding options    (2,007,015)   (1,172,981)    (602,041)  (550,870)    (1,300,557)  (1,046,609)
                            ----------    ----------    ---------  ---------     ----------   ----------
Accumulation units
   end of year               9,440,136     9,631,983    4,322,753  3,318,352      5,256,316    5,399,345
                            ==========    ==========    =========  =========     ==========   ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      FTVIPT                   JANUS ASPEN         JANUS ASPEN
                           TEMPLETON FOREIGN SECURITIES  GLOBAL LIFE SCIENCES   GLOBAL TECHNOLOGY
                                    SUBACCOUNT                SUBACCOUNT           SUBACCOUNT
                                     (CLASS 2)              (SERVICE SHARES)     (SERVICE SHARES)
                           ----------------------------  --------------------  ------------------
                                2007           2006         2007      2006        2007     2006
                           -------------  -------------  ---------  ---------  ---------  -------
Accumulation units
   beginning of year         10,416,476      9,400,022    155,572    157,194     659,196  535,707
Accumulation units issued
   and transferred from
   other funding options      1,966,388      2,442,002     40,398      1,816     956,872  199,091
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,201,869)    (1,425,548)   (29,110)    (3,438)    (57,413) (75,602)
                             ----------     ----------    -------    -------   ---------  -------
Accumulation units
   end of year               10,180,995     10,416,476    166,860    155,572   1,558,655  659,196
                             ==========     ==========    =======    =======   =========  =======

                           LMPVET APPRECIATION    LMPVET EQUITY INDEX  LMPVET FUNDAMENTAL VALUE
                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                (CLASS I)              (CLASS II)              (CLASS I)
                           -------------------  ---------------------  ------------------------
                             2007 (b)    2006      2007       2006        2007 (b)       2006
                           ----------    ----   ---------  ----------  ------------    -------
Accumulation units
   beginning of year               --     --    9,129,895   9,143,966            --       --
Accumulation units issued
   and transferred from
   other funding options    1,184,416     --      499,090   1,086,227     3,037,012       --
Accumulation units
   redeemed and
   transferred to
   other funding options     (112,861)    --     (970,744) (1,100,298)     (131,245)      --
                            ---------    ---    ---------   ---------     ---------      ---
Accumulation units
   end of year              1,071,555     --    8,658,241   9,129,895     2,905,767       --
                            =========    ===    =========   =========     =========      ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             JANUS ASPEN           LMPVET             LMPVET
                           WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                           (SERVICE SHARES)      (CLASS I)          (CLASS II)
                           ----------------  -----------------  -----------------
                             2007     2006    2007 (b)  2006     2007 (b)  2006
                           -------  -------  ---------  ----    ---------  ----
Accumulation units
   beginning of year       163,227  164,893         --    --           --    --
Accumulation units issued
   and transferred from
   other funding options    37,029    3,522  5,720,120    --    5,163,546    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (24,133)  (5,188)  (868,227)   --     (415,709)   --
                           -------  -------  ---------   ---    ---------   ---
Accumulation units
   end of year             176,123  163,227  4,851,893    --    4,747,837    --
                           =======  =======  =========   ===    =========   ===

                             LMPVET INVESTORS    LMPVET LARGE CAP GROWTH  LMPVET SMALL CAP GROWTH
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                (CLASS I)              (CLASS I)                (CLASS I)
                           --------------------  -----------------------  -----------------------
                              2007       2006       2007 (b)    2006         2007         2006
                           ---------  ---------  ------------  ---------  -----------  ----------
Accumulation units
   beginning of year       1,947,674  1,832,284            --     --        2,869,723  2,879,621
Accumulation units issued
   and transferred from
   other funding options      54,645    292,625     1,985,499     --          118,818    471,394
Accumulation units
   redeemed and
   transferred to
   other funding options     (93,696)  (177,235)     (173,480)    --         (325,682)  (481,292)
                           ---------  ---------     ---------    ---        ---------  ---------
Accumulation units
   end of year             1,908,623  1,947,674     1,812,019     --        2,662,859  2,869,723
                           ---------  ---------     ---------    ---        ---------  ---------

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                LMPVET          LMPVPI ALL CAP       LMPVPI ALL CAP
                           SOCIAL AWARENESS       SUBACCOUNT           SUBACCOUNT
                              SUBACCOUNT          (CLASS I)            (CLASS II)
                           ----------------  ---------------------  -----------------
                             2007     2006    2007 (a)      2006    2007 (a)    2006
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   beginning of year       815,931  726,696   2,869,332  2,873,516   188,198   22,789
Accumulation units issued
   and transferred from
   other funding options    16,208  108,865      19,736    154,965    17,716  166,677
Accumulation units
   redeemed and
   transferred to
   other funding options    (9,359) (19,630) (2,889,068)  (159,149) (205,914)  (1,268)
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   end of year             822,780  815,931          --  2,869,332        --  188,198
                           =======  =======  ==========  =========  ========  =======

                                  LMPVPII               LMPVET
                             AGGRESSIVE GROWTH    CAPITAL AND INCOME         LMPVIT
                                SUBACCOUNT            SUBACCOUNT      ADJUSTABLE RATE INCOME
                                (CLASS II)            (CLASS II)            SUBACCOUNT
                           ---------------------  ------------------  ----------------------
                            2007 (a)     2006       2007 (b)   2006      2007       2006
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   beginning of year        4,745,180  3,680,636          --     --   2,894,867   3,439,397
Accumulation units issued
   and transferred from
   other funding options      296,482  1,608,782   3,884,299     --     111,567     989,908
Accumulation units
   redeemed and
   transferred to
   other funding options   (5,041,662)  (544,238)   (263,670)    --    (605,303) (1,534,438)
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   end of year                     --  4,745,180   3,620,629     --   2,401,131   2,894,867
                           ==========  =========   =========   ====   =========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                  LMPVPII                 LMPVPI                LMPVPII
                             GROWTH AND INCOME       LARGE CAP GROWTH      AGGRESSIVE GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS I)              (CLASS I)              (CLASS I)
                           ---------------------  ---------------------  ---------------------
                            2007 (a)      2006     2007 (a)      2006     2007 (a)     2006
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year        1,170,026  1,150,610   2,012,091  2,072,507   5,658,321  5,529,157
Accumulation units issued
   and transferred from
   other funding options       19,254     73,093      38,411    234,618     180,607    821,206
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,189,280)   (53,677) (2,050,502)  (295,034) (5,838,928)  (692,042)
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   end of year                     --  1,170,026          --  2,012,091          --  5,658,321
                           ==========  =========  ==========  =========  ==========  =========

                                                       LORD ABBETT             LORD ABBETT
                            LMPVPI TOTAL RETURN      GROWTH AND INCOME        MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                 (CLASS II)             (CLASS VC)              (CLASS VC)
                           ---------------------  ----------------------  ----------------------
                            2007 (a)      2006      2007 (a)      2006     2007 (a)      2006
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   beginning of year        3,314,367  2,171,929    9,932,005  9,338,526   7,690,373   8,163,451
Accumulation units issued
   and transferred from
   other funding options      228,874  1,371,443      124,553  1,233,150     118,079     816,651
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,543,241)  (229,005) (10,056,558)  (639,671) (7,808,452) (1,289,729)
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   end of year                     --  3,314,367           --  9,932,005          --   7,690,373
                           ==========  =========  ===========  =========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   MIST
                               BATTERYMARCH          MIST BLACKROCK      MIST BLACKROCK
                               MID-CAP STOCK           HIGH YIELD        LARGE-CAP CORE
                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                 (CLASS A)             (CLASS A)           (CLASS E)
                           --------------------  ---------------------  ---------------
                              2007       2006       2007        2006     2007 (b)  2006
                           ---------  ---------  ----------  ---------  ---------  ----
Accumulation units
   beginning of year       3,216,940         --   4,113,595         --         --    --
Accumulation units issued
   and transferred from
   other funding options     193,746  3,363,071   6,208,300  4,343,746  3,125,272    --
Accumulation units
   redeemed and
   transferred to
   other funding options    (298,598)  (146,131) (1,194,377)  (230,151)  (539,006)   --
                           ---------  ---------   ---------  ---------  ---------   ---
Accumulation units
   end of year             3,112,088  3,216,940   9,127,518  4,113,595  2,586,266    --
                           =========  =========   =========  =========  =========   ===

                                                                      MIST LEGG MASON PARTNERS
                             MIST JANUS FORTY    MIST LAZARD MID-CAP       MANAGED ASSETS
                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                 (CLASS A)            (CLASS B)               (CLASS A)
                           --------------------  -------------------  ------------------------
                              2007       2006       2007 (b)  2006         2007       2006
                           ---------  ---------    ---------  ----      ---------  ---------
Accumulation units
   beginning of year       5,188,079         --          --     --      3,675,447         --
Accumulation units issued
   and transferred from
   other funding options     566,824  5,762,736     401,107     --        118,770  3,943,353
Accumulation units
   redeemed and
   transferred to
   other funding options    (594,085)  (574,657)    (16,058)    --       (211,594)  (267,906)
                           ---------  ---------     -------    ---      ---------  ---------
Accumulation units
   end of year             5,160,818  5,188,079     385,049     --      3,582,623  3,675,447
                           =========  =========     =======    ===      =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                               MIST BLACKROCK         MIST DREMAN     MIST HARRIS OAKMARK
                               LARGE-CAP CORE       SMALL-CAP VALUE      INTERNATIONAL
                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)            (CLASS A)           (CLASS A)
                           ---------------------  ------------------  --------------------
                            2007 (a)      2006      2007      2006       2007       2006
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   beginning of year        3,099,244         --   275,512        --  3,322,398         --
Accumulation units issued
   and transferred from
   other funding options       16,857  3,302,279   316,207   381,716  1,429,651  3,611,302
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,116,101)  (203,035) (211,038) (106,204)  (803,285)  (288,904)
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   end of year                     --  3,099,244   380,681   275,512  3,948,764  3,322,398
                           ==========  =========  ========  ========  =========  =========

                              MIST LORD ABBETT       MIST LORD ABBETT       MIST LORD ABBETT
                               BOND DEBENTURE        GROWTH AND INCOME       MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS A)              (CLASS B)             (CLASS B)
                           ---------------------  ----------------------  -------------------
                              2007        2006       2007        2006        2007       2006
                           ----------  ---------  ----------  ----------  ----------  -------
Accumulation units
   beginning of year       3,146,161          --  14,275,553          --      99,669       --
Accumulation units issued
   and transferred from
   other funding options     576,718   3,433,474  14,856,127  14,993,449  12,918,221  108,274
Accumulation units
   redeemed and
   transferred to
   other funding options    (756,597)   (287,313) (3,109,457)   (717,896) (1,378,605)  (8,605)
                           ---------   ---------  ----------  ----------  ----------   ------
Accumulation units
   end of year             2,966,282   3,146,161  26,022,223  14,275,553  11,639,285   99,669
                           =========   =========  ==========  ==========  ==========   ======

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST MET/AIM          MIST MET/AIM         MIST MET/AIM
                           CAPITAL APPRECIATION  CAPITAL APPRECIATION   SMALL CAP GROWTH
                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)             (CLASS E)           (CLASS A)
                           --------------------  --------------------  -----------------
                              2007       2006        2007 (b)  2006       2007     2006
                           ---------  ---------     ---------  ----    --------  -------
Accumulation units
   beginning of year       2,015,446         --            --    --     151,251       --
Accumulation units issued
   and transferred from
   other funding options      86,651  2,139,092     4,971,536    --     314,696  154,551
Accumulation units
   redeemed and
   transferred to
   other funding options    (167,318)  (123,646)     (512,247)   --    (146,233)  (3,300)
                           ---------  ---------     ---------   ---     -------  -------
Accumulation units
   end of year             1,934,779  2,015,446     4,459,289    --     319,714  151,251
                           =========  =========     =========   ===     =======  =======

                            MIST NEUBERGER BERMAN     MIST OPPENHEIMER           MIST PIMCO
                                 REAL ESTATE        CAPITAL APPRECIATION  INFLATION PROTECTED BOND
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  (CLASS A)              (CLASS B)                (CLASS A)
                           ----------------------  ---------------------  ------------------------
                              2007        2006        2007       2006           2007 (b)   2006
                           ----------  ----------  ----------  ---------       ----------  ----
Accumulation units
   beginning of year       14,706,355          --   5,583,958         --               --    --
Accumulation units issued
   and transferred from
   other funding options    1,900,596  16,175,653   1,593,063  6,236,033       11,241,613    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,856,920) (1,469,298) (1,140,259)  (652,075)      (1,096,790)   --
                           ----------  ----------  ----------  ---------       ----------   ---
Accumulation units
   end of year             12,750,031  14,706,355   6,036,762  5,583,958       10,144,823    --
                           ==========  ==========  ==========  =========       ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MIST MFS EMERGING  MIST MFS RESEARCH
                             MARKETS EQUITY     INTERNATIONAL       MIST MFS VALUE
                               SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                               (CLASS A)          (CLASS B)           (CLASS A)
                           -----------------  -----------------  --------------------
                              2007 (b)  2006    2007 (b)  2006      2007       2006
                             ---------  ----    --------  ----   ---------  ---------
Accumulation units
   beginning of year                --   --          --    --    5,844,597         --
Accumulation units issued
   and transferred from
   other funding options     2,153,591   --     937,540    --    1,441,701  6,289,699
Accumulation units
   redeemed and
   transferred to
   other funding options      (322,705)  --     (39,259)   --     (974,994)  (445,102)
                             ---------  ---     -------   ---    ---------  ---------
Accumulation units
   end of year               1,830,886   --     898,281    --    6,311,304  5,844,597
                             =========  ===     =======   ===    =========  =========

                                                 MIST PIONEER       MIST PIONEER
                           MIST PIONEER FUND    MID-CAP VALUE     STRATEGIC INCOME
                               SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (CLASS A)          (CLASS A)           (CLASS A)
                           -----------------  ----------------  --------------------
                              2007    2006     2007 (a)   2006      2007        2006
                            -------  -------   --------  ------  ---------  ---------
Accumulation units
   beginning of year        915,160       --   403,004       --  7,966,865         --
Accumulation units issued
   and transferred from
   other funding options     67,103  936,567     7,134  444,589    939,399  8,557,312
Accumulation units
   redeemed and
   transferred to
   other funding options   (272,490) (21,407) (410,138) (41,585)  (952,979)  (590,447)
                           --------  -------  --------  -------  ---------  ---------
Accumulation units
   end of year              709,773  915,160        --  403,004  7,953,285  7,966,865
                           ========  =======  ========  =======  =========  =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                              MIST THIRD AVENUE        MSF BLACKROCK        MSF BLACKROCK
                               SMALL CAP VALUE       AGGRESSIVE GROWTH       BOND INCOME
                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                  (CLASS B)              (CLASS D)            (CLASS A)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       11,792,862          --  3,413,185         --  7,798,698         --
Accumulation units issued
   and transferred from
   other funding options   15,734,507  12,210,404    392,831  3,578,209    737,988  8,462,148
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,600,075)   (417,542)  (387,135)  (165,024)  (816,797)  (663,450)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             23,927,294  11,792,862  3,418,881  3,413,185  7,719,889  7,798,698
                           ==========  ==========  =========  =========  =========  =========

                                                                               MSF METLIFE
                                MSF METLIFE             MSF METLIFE          CONSERVATIVE TO
                           AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION  MODERATE ALLOCATION
                                SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006       2007        2006
                           ----------  ---------  ----------  -----------  ---------  ----------
Accumulation units
   beginning of year       1,576,664          --   2,592,542         --    1,853,011          --
Accumulation units issued
   and transferred from
   other funding options     569,918   1,713,712     847,935  2,641,429    3,144,748   1,952,711
Accumulation units
   redeemed and
   transferred to
   other funding options    (219,409)   (137,048)   (834,669)   (48,887)  (1,336,214)    (99,700)
                           ---------   ---------   ---------  ---------   ----------   ---------
Accumulation units
   end of year             1,927,173   1,576,664   2,605,808  2,592,542    3,661,545   1,853,011
                           =========   =========   =========  =========   ==========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MSF BLACKROCK MONEY MARKET    MSF FI LARGE CAP    MSF FI VALUE LEADERS
                                   SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                   (CLASS A)                (CLASS A)              (CLASS D)
                           --------------------------  --------------------  ---------------------
                                2007          2006        2007      2006        2007       2006
                            -----------   -----------  ---------  ---------  ---------  ----------
Accumulation units
   beginning of year         22,531,235            --  3,768,467         --  7,805,775          --
Accumulation units issued
   and transferred from
   other funding options     34,307,877    34,590,620    113,449  3,952,303    470,362   8,124,164
Accumulation units
   redeemed and
   transferred to
   other funding options    (24,040,617)  (12,059,385)  (405,727)  (183,836)  (624,559)   (318,389)
                            -----------   -----------  ---------  ---------  ---------   ---------
Accumulation units
   end of year               32,798,495    22,531,235  3,476,189  3,768,467  7,651,578   7,805,775
                            ===========   ===========  =========  =========  =========   =========

                                                        MSF METLIFE
                                 MSF METLIFE            MODERATE TO
                             MODERATE ALLOCATION   AGGRESSIVE ALLOCATION  MSF MFS TOTAL RETURN
                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)              (CLASS B)              (CLASS B)
                           ----------------------  ---------------------  ---------------------
                              2007        2006        2007       2006        2007        2006
                           ----------  ----------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year       10,582,466          --   6,708,557         --  3,929,278          --
Accumulation units issued
   and transferred from
   other funding options    2,471,387  11,263,109   1,679,272  7,282,341  1,590,076   4,242,002
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,293,116)   (680,643) (2,184,319)  (573,784)  (486,637)   (312,724)
                           ----------  ----------  ----------  ---------  ---------   ---------
Accumulation units
   end of year             11,760,737  10,582,466   6,203,510  6,708,557  5,032,717   3,929,278
                           ==========  ==========  ==========  =========  =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                       MSF OPPENHEIMER      MSF T. ROWE PRICE
                            MSF MFS TOTAL RETURN        GLOBAL EQUITY        LARGE CAP GROWTH
                                 SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                 (CLASS F)                (CLASS B)             (CLASS B)
                           ----------------------  ----------------------  -------------------
                              2007        2006        2007        2006       2007       2006
                           ----------  ----------  ----------  ----------  --------  ---------
Accumulation units
   beginning of year       25,722,813          --  33,479,697          -- 2,365,014         --
Accumulation units issued
   and transferred from
   other funding options    1,167,773  27,356,393   2,303,702  36,311,128   224,399  2,635,279
Accumulation units
   redeemed and
   transferred to
   other funding options   (2,469,417) (1,633,580) (5,356,933) (2,831,431) (199,525)  (270,265)
                           ----------  ----------  ----------  ---------- ---------  ---------
Accumulation units
   end of year             24,421,169  25,722,813  30,426,466  33,479,697 2,389,888  2,365,014
                           ==========  ==========  ==========  ========== =========  =========

                           PIMCO VIT TOTAL RETURN  PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                 SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                           (ADMINISTRATIVE CLASS)          (CLASS II)             (CLASS II)
                           ----------------------  --------------------------  ----------------
                              2007        2006       2007 (c)       2006        2007 (d)  2006
                           ----------  ----------   -----------  ----------    ---------  ----
Accumulation units
   beginning of year       24,626,133  22,715,127     8,438,521   7,378,651           --    --
Accumulation units issued
   and transferred from
   other funding options    2,349,273   3,933,547     3,663,714   3,095,937    9,125,288    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,140,604) (2,022,541)  (12,102,235) (2,036,067)    (227,940)   --
                           ----------  ----------   -----------  ----------    ---------   ---
Accumulation units
   end of year             23,834,802  24,626,133            --   8,438,521    8,897,348    --
                           ==========  ==========   ===========  ==========    =========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             MSF WESTERN ASSET      MSF WESTERN ASSET
                                MANAGEMENT             MANAGEMENT               PIMCO VIT
                              HIGH YIELD BOND        U.S. GOVERNMENT           REAL RETURN
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                 (CLASS A)              (CLASS A)         (ADMINISTRATIVE CLASS)
                           ---------------------  ---------------------  ------------------------
                            2007 (a)      2006       2007        2006      2007 (a)       2006
                           ----------  ---------  ----------  ---------  -----------  -----------
Accumulation units
   beginning of year        6,376,927         --   5,917,674         --   10,339,811   9,966,865
Accumulation units issued
   and transferred from
   other funding options      376,308  6,932,418     635,895  6,558,211      477,387   1,820,158
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,753,235)  (555,491) (1,162,059)  (640,537) (10,817,198) (1,447,212)
                           ----------   --------  ----------  ---------  -----------  ----------
Accumulation units
   end of year                     --  6,376,927   5,391,510  5,917,674           --  10,339,811
                           ==========   ========  ==========  =========  ===========  ==========

                                                       PIONEER EMERGING
                           PIONEER CULLEN VALUE VCT       MARKETS VCT      PIONEER EQUITY INCOME VCT
                                  SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                  (CLASS II)              (CLASS II)               (CLASS II)
                           ------------------------  --------------------  -------------------------
                                2007       2006         2007       2006        2007        2006
                             ---------  ---------    ---------  ---------   ----------  -----------
Accumulation units
   beginning of year         4,297,206  1,317,687    3,672,536  2,673,916    7,097,228   5,593,506
Accumulation units issued
   and transferred from
   other funding options     2,431,693  3,347,734    1,120,206  1,638,593    1,882,074   2,656,143
Accumulation units
   redeemed and
   transferred to
   other funding options      (380,226)  (368,215)    (758,750)  (639,973)  (1,384,548) (1,152,421)
                             ---------  ---------    ---------  ---------   ----------  ----------
Accumulation units
   end of year               6,348,673  4,297,206    4,033,992  3,672,536    7,594,754   7,097,228
                             =========  =========    =========  =========   ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                             PIONEER EQUITY
                             OPPORTUNITY VCT     PIONEER FUND VCT     PIONEER GLOBAL HIGH YIELD VCT
                               SUBACCOUNT           SUBACCOUNT                 SUBACCOUNT
                               (CLASS II)           (CLASS II)                 (CLASS II)
                           ------------------  ---------------------  -----------------------------
                           2007 (c)    2006       2007       2006          2007            2006
                           --------  --------  ----------  ---------    ----------      ---------
Accumulation units
   beginning of year        157,920    29,930   6,574,991  5,875,325     3,094,636        670,475
Accumulation units issued
   and transferred from
   other funding options    643,206   145,078   4,960,574  1,441,436     2,052,285      2,877,657
Accumulation units
   redeemed and
   transferred to
   other funding options   (801,126)  (17,088)   (915,105)  (741,770)     (616,505)      (453,496)
                           --------   -------  ----------  ---------     ---------      ---------
Accumulation units
   end of year                   --   157,920  10,620,460  6,574,991     4,530,416      3,094,636
                           ========   =======  ==========  =========     =========      =========

                                PIONEER IBBOTSON                                PIONEER INTERNATIONAL
                             MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT        VALUE VCT
                                   SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                   (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ------------------------  ---------------------
                                2007          2006       2007         2006         2007        2006
                             ----------   ----------   ----------   ---------   ---------   ---------
Accumulation units
   beginning of year         33,497,696    4,662,565   1,389,954    1,184,218   2,234,002     873,269
Accumulation units issued
   and transferred from
   other funding options     19,312,093   29,480,619     497,153      343,955   1,190,952   1,498,574
Accumulation units
   redeemed and
   transferred to
   other funding options     (4,477,681)    (645,488)   (183,413)    (138,219)   (729,634)   (137,841)
                             ----------   ----------   ---------    ---------   ---------   ---------
Accumulation units
   end of year               48,332,108   33,497,696   1,703,694    1,389,954   2,695,320   2,234,002
                             ==========   ==========   =========    =========   =========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                       PIONEER IBBOTSON          PIONEER IBBOTSON
                           PIONEER HIGH YIELD VCT  AGGRESSIVE ALLOCATION VCT   GROWTH ALLOCATION VCT
                                 SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                 (CLASS II)               (CLASS II)                (CLASS II)
                           ----------------------  -------------------------  ----------------------
                              2007         2006         2007        2006         2007         2006
                           ----------  ----------  ------------  -----------  ----------  ----------
Accumulation units
   beginning of year       11,739,167   8,125,948    3,636,672    1,079,371   55,528,247   4,438,944
Accumulation units issued
   and transferred from
   other funding options    5,048,767   6,964,538      912,353    2,604,253   41,954,885  52,273,408
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,430,691) (3,351,319)    (145,293)     (46,952)  (5,796,944) (1,184,105)
                           ----------  ----------    ---------    ---------   ----------  ----------
Accumulation units
   end of year             10,357,243  11,739,167    4,403,732    3,636,672   91,686,188  55,528,247
                           ==========  ==========    =========    =========   ==========  ==========

                                                         PIONEER OAK RIDGE     PIONEER REAL ESTATE
                           PIONEER MID CAP VALUE VCT   LARGE CAP GROWTH VCT         SHARES VCT
                                  SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                  (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ----------------------  ----------------------
                               2007          2006         2007       2006        2007        2006
                            -----------  -----------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year         5,977,757    5,101,198    4,895,868   3,981,959   4,536,822   3,539,719
Accumulation units issued
   and transferred from
   other funding options     1,577,586    1,997,504    1,142,360   1,981,145   1,111,440   1,711,288
Accumulation units
   redeemed and
   transferred to
   other funding options    (1,192,980)  (1,120,945)  (1,154,178) (1,067,236) (1,600,366)   (714,185)
                            ----------   ----------   ----------  ----------  ----------   ---------
Accumulation units
   end of year               6,362,363    5,977,757    4,884,050   4,895,868   4,047,896   4,536,822
                            ==========   ==========   ==========  ==========  ==========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           PIONEER SMALL AND MID CAP
                                   GROWTH VCT         PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT
                                   SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                   (CLASS II)                  (CLASS II)                   (CLASS II)
                           -------------------------  ---------------------------  ----------------------------
                              2007 (c)      2006            2007       2006              2007       2006
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   beginning of year          1,958,429  1,574,787       4,227,642  2,736,236         15,976,603  13,239,389
Accumulation units issued
   and transferred from
   other funding options        575,778    467,306         708,121  2,141,083          4,568,930   4,938,561
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,534,207)   (83,664)       (769,442)  (649,677)        (2,745,238) (2,201,347)
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   end of year                       --  1,958,429       4,166,321  4,227,642         17,800,295  15,976,603
                             ==========  =========       =========  =========         ==========  ==========

                           VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                 SUBACCOUNT                 SUBACCOUNT
                                 (CLASS II)                 (CLASS II)
                           -----------------------  -------------------------
                              2007        2006             2007     2006
                           ----------  ----------        -------  -------
Accumulation units
   beginning of year        9,180,155   9,419,284        130,233  128,454
Accumulation units issued
   and transferred from
   other funding options      711,896     829,323          3,027    4,219
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,518,296) (1,068,452)        (5,098)  (2,440)
                           ----------  ----------        -------  -------
Accumulation units
   end of year              8,373,755   9,180,155        128,162  130,233
                           ==========  ==========        =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             PIONEER VALUE VCT    PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                 SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                                 (CLASS II)                 (CLASS IB)                    (CLASS IB)
                           ---------------------  ------------------------------  -------------------------
                            2007 (c)      2006          2007 (a)    2006             2007 (a)     2006
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   beginning of year        4,145,657  3,810,379         355,928  377,849            7,588,935  7,438,554
Accumulation units issued
   and transferred from
   other funding options      427,838    790,341             936   26,406               75,921    968,543
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,573,495)  (455,063)       (356,864) (48,327)          (7,664,856)  (818,162)
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   end of year                     --  4,145,657              --  355,928                   --  7,588,935
                           ==========  =========        ========  =======           ==========  =========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Nine for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Nine for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)

MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II) Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
AIM V.I. Core Equity Subaccount (Series I)
Credit Suisse Trust Emerging Markets Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPI Total Return Subaccount (Class II)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPIII Large Cap Value Subaccount
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007

                                                      AIM V.I. MID CAP  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                                        CORE EQUITY     GLOBAL GROWTH       GROWTH      GROWTH-INCOME
                                                         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                         (SERIES II)      (CLASS 2)        (CLASS 2)      (CLASS 2)
                                                      ----------------  --------------  --------------  --------------
ASSETS:
   Investments at fair value                              $327,854        $35,776,367     $86,299,519     $82,607,725
   Due from MetLife Insurance Company of Connecticut            --                 --              --              --
                                                          --------        -----------     -----------     -----------
         Total Assets                                      327,854         35,776,367      86,299,519      82,607,725
                                                          --------        -----------     -----------     -----------
LIABILITIES:
   Other payables
      Insurance charges                                         56              5,469          13,267          12,658
      Administrative fees                                        4                443           1,071           1,024
   Due to MetLife Insurance Company of Connecticut              --                 --              --              --
                                                          --------        -----------     -----------     -----------
         Total Liabilities                                      60              5,912          14,338          13,682
                                                          --------        -----------     -----------     -----------
NET ASSETS                                                $327,794        $35,770,455     $86,285,181     $82,594,043
                                                          ========        ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                                                         DREYFUS VIF       DREYFUS VIF         FIDELITY VIP      FIDELITY VIP
                                                        APPRECIATION    DEVELOPING LEADERS      CONTRAFUND        CONTRAFUND
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                      (INITIAL SHARES)   (INITIAL SHARES)   (SERVICE CLASS 2)  (SERVICE CLASS)
                                                      ----------------  ------------------  -----------------  ---------------
ASSETS:
   Investments at fair value                              $488,198           $428,244           $3,476,366       $36,598,648
   Due from MetLife Insurance Company of Connecticut            --                 --                   --                --
                                                          --------           --------           ----------       -----------
         Total Assets                                      488,198            428,244            3,476,366        36,598,648
                                                          --------           --------           ----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                                         78                 69                  580             5,691
      Administrative fees                                        6                  5                   43               453
   Due to MetLife Insurance Company of Connecticut              --                 --                   --                --
                                                          --------           --------           ----------       -----------
         Total Liabilities                                      84                 74                  623             6,144
                                                          --------           --------           ----------       -----------
NET ASSETS                                                $488,114           $428,170           $3,475,743       $36,592,504
                                                          ========           ========           ==========       ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                  FTVIPT FRANKLIN
                                                      FIDELITY VIP DYNAMIC     FIDELITY VIP     FTVIPT FRANKLIN   RISING DIVIDENDS
                                                      CAPITAL APPRECIATION       MID CAP       INCOME SECURITIES     SECURITIES
                                                           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                       (SERVICE CLASS 2)    (SERVICE CLASS 2)      (CLASS 2)         (CLASS 2)
                                                      --------------------  -----------------  -----------------  ----------------
ASSETS:
   Investments at fair value                                 $76,676           $28,780,466        $13,909,783        $3,553,800
   Due from MetLife Insurance Company of Connecticut              --                    --                 --                --
                                                             -------           -----------        -----------        ----------
         Total Assets                                         76,676            28,780,466         13,909,783         3,553,800
                                                             -------           -----------        -----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                                           12                 4,359              2,157               599
      Administrative fees                                          1                   357                172                44
   Due to MetLife Insurance Company of Connecticut                --                    --                 --                --
                                                             -------           -----------        -----------        ----------
         Total Liabilities                                        13                 4,716              2,329               643
                                                             -------           -----------        -----------        ----------
NET ASSETS                                                   $76,663           $28,775,750        $13,907,454        $3,553,157
                                                             =======           ===========        ===========        ==========

                                                       FTVIPT FRANKLIN    FTVIPT TEMPLETON
                                                        SMALL-MID CAP    DEVELOPING MARKETS
                                                      GROWTH SECURITIES      SECURITIES
                                                          SUBACCOUNT         SUBACCOUNT
                                                          (CLASS 2)          (CLASS 2)
                                                      -----------------  ------------------
ASSETS:
   Investments at fair value                              $7,010,053         $20,013,539
   Due from MetLife Insurance Company of Connecticut              --                  --
                                                          ----------         -----------
         Total Assets                                      7,010,053          20,013,539
                                                          ----------         -----------
LIABILITIES:
   Other payables
      Insurance charges                                        1,033               3,068
      Administrative fees                                         87                 247
   Due to MetLife Insurance Company of Connecticut                --               7,695
                                                          ----------         -----------
         Total Liabilities                                     1,120              11,010
                                                          ----------         -----------
NET ASSETS                                                $7,008,933         $20,002,529
                                                          ==========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                      FTVIPT TEMPLETON   JANUS ASPEN GLOBAL  JANUS ASPEN GLOBAL  JANUS ASPEN MID CAP
                                                     FOREIGN SECURITIES     LIFE SCIENCES        TECHNOLOGY            GROWTH
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                          (CLASS 2)       (SERVICE SHARES)    (SERVICE SHARES)    (SERVICE SHARES)
                                                     ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments at fair value                             $30,615,366           $12,373            $125,176           $1,714,590
   Due from MetLife Insurance Company of Connecticut              --                --                  --                   --
                                                         -----------           -------            --------           ----------
         Total Assets                                     30,615,366            12,373             125,176            1,714,590
                                                         -----------           -------            --------           ----------
LIABILITIES:
   Other payables
      Insurance charges                                        4,688                 2                  19                  258
      Administrative fees                                        378                --                   2                   21
   Due to MetLife Insurance Company of Connecticut                --                --                  --                   --
                                                         -----------           -------            --------           ----------
         Total Liabilities                                     5,066                 2                  21                  279
                                                         -----------           -------            --------           ----------
NET ASSETS                                               $30,610,300           $12,371            $125,155           $1,714,311
                                                         ===========           =======            ========           ==========

   The accompanying notes are an integral part of these financial statements.

                                                        JANUS ASPEN         LMPVET             LMPVET           LMPVET
                                                     WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH  APPRECIATION
                                                        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                     (SERVICE SHARES)      (CLASS I)         (CLASS II)        (CLASS I)
                                                     ----------------  -----------------  -----------------  ------------
ASSETS:
   Investments at fair value                              $60,139         $47,836,937         $1,767,240      $21,719,967
   Due from MetLife Insurance Company of Connecticut           --                  --                 --               --
                                                          -------         -----------         ----------      -----------
         Total Assets                                      60,139          47,836,937          1,767,240       21,719,967
                                                          -------         -----------         ----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                                         8               7,028                295            3,183
      Administrative fees                                       1                 595                 22              269
   Due to MetLife Insurance Company of Connecticut             --                  --                 --               --
                                                          -------         -----------         ----------      -----------
         Total Liabilities                                      9               7,623                317            3,452
                                                          -------         -----------         ----------      -----------
NET ASSETS                                                $60,130         $47,829,314         $1,766,923      $21,716,515
                                                          =======         ===========         ==========      ===========

                                                        LMPVET
                                                     APPRECIATION    LMPVET
                                                      SUBACCOUNT     CAPITAL
                                                      (CLASS II)   SUBACCOUNT
                                                     ------------  -----------
ASSETS:
   Investments at fair value                          $9,385,925   $69,345,182
   Due from MetLife Insurance Company of Connecticut          --            --
                                                      ----------   -----------
         Total Assets                                  9,385,925    69,345,182
                                                      ----------   -----------
LIABILITIES:
   Other payables
      Insurance charges                                    1,442        10,562
      Administrative fees                                    116           859
   Due to MetLife Insurance Company of Connecticut            --            --
                                                      ----------   -----------
         Total Liabilities                                 1,558        11,421
                                                      ----------   -----------
NET ASSETS                                            $9,384,367   $69,333,761
                                                      ==========   ===========

   The accompanying notes are an integral part of these financial statements.

                                                                       LMPVET EQUITY       LMPVET
                                                      LMPVET DIVIDEND      INDEX      FUNDAMENTAL VALUE     LMPVET
                                                         STRATEGY       SUBACCOUNT       SUBACCOUNT      GLOBAL EQUITY
                                                        SUBACCOUNT      (CLASS II)        (CLASS I)       SUBACCOUNT
                                                      ---------------  -------------  -----------------  -------------
ASSETS:
   Investments at fair value                             $2,713,305     $11,265,086      $46,173,998      $26,889,458
   Due from MetLife Insurance Company of Connecticut             --              --               --               --
                                                         ----------     -----------      -----------      -----------
         Total Assets                                     2,713,305      11,265,086       46,173,998       26,889,458
                                                         ----------     -----------      -----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                                         397           1,707            6,803            4,102
      Administrative fees                                        33             140              573              334
   Due to MetLife Insurance Company of Connecticut               --              --               --               --
                                                         ----------     -----------      -----------      -----------
         Total Liabilities                                      430           1,847            7,376            4,436
                                                         ----------     -----------      -----------      -----------
NET ASSETS                                               $2,712,875     $11,263,239      $46,166,622      $26,885,022
                                                         ==========     ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                                             LMPVET            LMPVET    LMPVET LARGE CAP  LMPVET MID CAP
                                                      INTERNATIONAL ALL CAP   INVESTORS       GROWTH            CORE
                                                           OPPORTUNITY       SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                           SUBACCOUNT         (CLASS I)      (CLASS I)        (CLASS I)
                                                      ---------------------  ----------  ----------------  --------------
ASSETS:
   Investments at fair value                                 $186,303        $7,243,917     $11,561,866      $10,024,573
   Due from MetLife Insurance Company of Connecticut               --                --              --               --
                                                             --------        ----------     -----------      -----------
         Total Assets                                         186,303         7,243,917      11,561,866       10,024,573
                                                             --------        ----------     -----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                                            20             1,046           1,693            1,452
      Administrative fees                                           2                90             144              124
   Due to MetLife Insurance Company of Connecticut                 --                --              --               --
                                                             --------        ----------     -----------      -----------
         Total Liabilities                                         22             1,136           1,837            1,576
                                                             --------        ----------     -----------      -----------
NET ASSETS                                                   $186,281        $7,242,781     $11,560,029      $10,022,997
                                                             ========        ==========     ===========      ===========

                                                      LMPVET SMALL CAP
                                                           GROWTH            LMPVET
                                                         SUBACCOUNT     SOCIAL AWARENESS
                                                          (CLASS I)        SUBACCOUNT
                                                      ----------------  ----------------
ASSETS:
   Investments at fair value                             $7,682,054         $104,873
   Due from MetLife Insurance Company of Connecticut             --               --
                                                         ----------         --------
         Total Assets                                     7,682,054          104,873
                                                         ----------         --------
LIABILITIES:
   Other payables
      Insurance charges                                       1,121               17
      Administrative fees                                        95                2
   Due to MetLife Insurance Company of Connecticut               --               --
                                                         ----------         --------
         Total Liabilities                                    1,216               19
                                                         ----------         --------
NET ASSETS                                               $7,680,838         $104,854
                                                         ==========         ========

   The accompanying notes are an integral part of these financial statements.

                                                      LMPVET CAPITAL
                                                        AND INCOME    LMPVIT ADJUSTABLE  LMPVIT DIVERSIFIED    LMPVIT
                                                        SUBACCOUNT       RATE INCOME      STRATEGIC INCOME   HIGH INCOME
                                                        (CLASS II)       SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                                      --------------  -----------------  ------------------  -----------
ASSETS:
   Investments at fair value                            $64,378,703       $5,191,735         $10,805,876     $19,788,169
   Due from MetLife Insurance Company of Connecticut             --               --                  --              --
                                                        -----------       ----------         -----------     -----------
         Total Assets                                    64,378,703        5,191,735          10,805,876      19,788,169
                                                        -----------       ----------         -----------     -----------
LIABILITIES:
   Other payables
      Insurance charges                                       9,889              799               1,525           2,933
      Administrative fees                                       794               63                 133             244
   Due to MetLife Insurance Company of Connecticut           52,966               --                  --              --
                                                        -----------       ----------         -----------     -----------
         Total Liabilities                                   63,649              862               1,658           3,177
                                                        -----------       ----------         -----------     -----------
NET ASSETS                                              $64,315,054       $5,190,873         $10,804,218     $19,784,992
                                                        ===========       ==========         ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                                                                    MIST BATTERYMARCH  MIST BLACKROCK HIGH  MIST BLACKROCK
                                                      LMPVIT MONEY    MID-CAP STOCK           YIELD         LARGE-CAP CORE
                                                         MARKET        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                       SUBACCOUNT       (CLASS A)           (CLASS A)          (CLASS E)
                                                      ------------  -----------------  -------------------  --------------
ASSETS:
   Investments at fair value                           $14,223,244        $540,475          $1,307,736        $2,049,263
   Due from MetLife Insurance Company of Connecticut            --              --                  --                --
                                                       -----------        --------          ----------        ----------
         Total Assets                                   14,223,244         540,475           1,307,736         2,049,263
                                                       -----------        --------          ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                                      2,081              87                 200               288
      Administrative fees                                      175               6                  16                25
   Due to MetLife Insurance Company of Connecticut              --              --                  --                --
                                                       -----------        --------          ----------        ----------
         Total Liabilities                                   2,256              93                 216               313
                                                       -----------        --------          ----------        ----------
NET ASSETS                                             $14,220,988        $540,382          $1,307,520        $2,048,950
                                                       ===========        ========          ==========        ==========

                                                                        MIST HARRIS
                                                        MIST DREMAN       OAKMARK
                                                      SMALL-CAP VALUE  INTERNATIONAL
                                                        SUBACCOUNT      SUBACCOUNT
                                                         (CLASS A)       (CLASS A)
                                                      ---------------  -------------
ASSETS:
   Investments at fair value                             $1,043,676      $7,506,288
   Due from MetLife Insurance Company of Connecticut             --              --
                                                         ----------      ----------
         Total Assets                                     1,043,676       7,506,288
                                                         ----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                                         146           1,160
      Administrative fees                                        13              93
   Due to MetLife Insurance Company of Connecticut               --              --
                                                         ----------      ----------
         Total Liabilities                                      159           1,253
                                                         ----------      ----------
NET ASSETS                                               $1,043,517      $7,505,035
                                                         ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                 MIST LEGG MASON        MIST
                                                         MIST      MIST LAZARD  PARTNERS MANAGED  LORD ABBETT BOND
                                                      JANUS FORTY    MID-CAP         ASSETS           DEBENTURE
                                                      SUBACCOUNT   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                       (CLASS A)    (CLASS B)       (CLASS A)         (CLASS A)
                                                      -----------  -----------  ----------------  ----------------
ASSETS:
   Investments at fair value                           $1,599,018    $106,387       $259,677         $1,935,641
   Due from MetLife Insurance Company of Connecticut           --          --             --                 --
                                                       ----------    --------       --------         ----------
         Total Assets                                   1,599,018     106,387        259,677          1,935,641
                                                       ----------    --------       --------         ----------
LIABILITIES:
   Other payables
      Insurance charges                                       264          17             39                321
      Administrative fees                                      20           2              3                 24
   Due to MetLife Insurance Company of Connecticut             --          --             --                 --
                                                       ----------    --------       --------         ----------
         Total Liabilities                                    284          19             42                345
                                                       ----------    --------       --------         ----------
NET ASSETS                                             $1,598,734    $106,368       $259,635         $1,935,296
                                                       ==========    ========       ========         ==========

   The accompanying notes are an integral part of these financial statements.

                                                      MIST LORD ABBETT   MIST LORD ABBETT      MIST MET/AIM
                                                      GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          (CLASS B)          (CLASS B)           (CLASS A)
                                                      -----------------  ----------------  --------------------
ASSETS:
   Investments at fair value                             $28,985,936        $12,010,319         $2,264,038
   Due from MetLife Insurance Company of Connecticut              --                 --                 --
                                                         -----------        -----------         ----------
         Total Assets                                     28,985,936         12,010,319          2,264,038
                                                         -----------        -----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                                        4,448              1,867                355
      Administrative fees                                        360                148                 28
   Due to MetLife Insurance Company of Connecticut                --                 --                 --
                                                         -----------        -----------         ----------
         Total Liabilities                                     4,808              2,015                383
                                                         -----------        -----------         ----------
NET ASSETS                                               $28,981,128        $12,008,304         $2,263,655
                                                         ===========        ===========         ==========

                                                                                                   MIST MFS
                                                          MIST MET/AIM      MIST MET/AIM SMALL     EMERGING
                                                      CAPITAL APPRECIATION      CAP GROWTH      MARKETS EQUITY
                                                           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                                            (CLASS E)            (CLASS A)        (CLASS A)
                                                      --------------------  ------------------  --------------
ASSETS:
   Investments at fair value                                $1,133,740           $207,446           $4,106
   Due from MetLife Insurance Company of Connecticut                --                 --               --
                                                            ----------           --------           ------
         Total Assets                                        1,133,740            207,446            4,106
                                                            ----------           --------           ------
LIABILITIES:
   Other payables
      Insurance charges                                            185                 31               --
      Administrative fees                                           14                  3               --
   Due to MetLife Insurance Company of Connecticut                  --                 --               --
                                                            ----------           --------           ------
         Total Liabilities                                         199                 34               --
                                                            ----------           --------           ------
NET ASSETS                                                  $1,133,541           $207,412           $4,106
                                                            ==========           ========           ======

   The accompanying notes are an integral part of these financial statements.

                                                      MIST MFS RESEARCH     MIST       MIST NEUBERGER      MIST OPPENHEIMER
                                                        INTERNATIONAL     MFS VALUE  BERMAN REAL ESTATE  CAPITAL APPRECIATION
                                                          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT           SUBACCOUNT
                                                          (CLASS B)       (CLASS A)       (CLASS A)            (CLASS B)
                                                      -----------------  ----------  ------------------  --------------------
ASSETS:
   Investments at fair value                              $2,258,974     $5,334,259      $3,399,773           $1,729,288
   Due from MetLife Insurance Company of Connecticut              --             --              --                   --
                                                          ----------     ----------      ----------           ----------
         Total Assets                                      2,258,974      5,334,259       3,399,773            1,729,288
                                                          ----------     ----------      ----------           ----------
LIABILITIES:
   Other payables
      Insurance charges                                          323            814             543                  279
      Administrative fees                                         28             66              41                   21
   Due to MetLife Insurance Company of Connecticut                --             --              --                   --
                                                          ----------     ----------      ----------           ----------
         Total Liabilities                                       351            880             584                  300
                                                          ----------     ----------      ----------           ----------
NET ASSETS                                                $2,258,623     $5,333,379      $3,399,189           $1,728,988
                                                          ==========     ==========      ==========           ==========

   The accompanying notes are an integral part of these financial statements.

                                                           MIST PIMCO
                                                      INFLATION PROTECTED      MIST        MIST PIONEER    MIST THIRD AVENUE
                                                              BOND         PIONEER FUND  STRATEGIC INCOME   SMALL CAP VALUE
                                                           SUBACCOUNT       SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                            (CLASS A)        (CLASS A)       (CLASS A)         (CLASS B)
                                                      -------------------  ------------  ----------------  -----------------
ASSETS:
   Investments at fair value                              $20,426,026       $2,197,992     $12,657,455        $15,893,353
   Due from MetLife Insurance Company of Connecticut               --               --              --                 --
                                                          -----------       ----------     -----------        -----------
         Total Assets                                      20,426,026        2,197,992      12,657,455         15,893,353
                                                          -----------       ----------     -----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                                         3,015              342           1,991              2,421
      Administrative fees                                         251               27             156                197
   Due to MetLife Insurance Company of Connecticut                 --               --              --                 --
                                                          -----------       ----------     -----------        -----------
         Total Liabilities                                      3,266              369           2,147              2,618
                                                          -----------       ----------     -----------        -----------
NET ASSETS                                                $20,422,760       $2,197,623     $12,655,308        $15,890,735
                                                          ===========       ==========     ===========        ===========

                                                        MSF BLACKROCK    MSF BLACKROCK
                                                      AGGRESSIVE GROWTH   BOND INCOME
                                                          SUBACCOUNT      SUBACCOUNT
                                                          (CLASS D)        (CLASS A)
                                                      -----------------  -------------
ASSETS:
   Investments at fair value                              $3,413,156       $1,170,059
   Due from MetLife Insurance Company of Connecticut              --               --
                                                          ----------       ----------
         Total Assets                                      3,413,156        1,170,059
                                                          ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                                          525              187
      Administrative fees                                         42               14
   Due to MetLife Insurance Company of Connecticut                --               --
                                                          ----------       ----------
         Total Liabilities                                       567              201
                                                          ----------       ----------
NET ASSETS                                                $3,412,589       $1,169,858
                                                          ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                      MSF BLACKROCK BOND  MSF BLACKROCK      MSF CAPITAL           MSF
                                                            INCOME         MONEY MARKET  GUARDIAN U.S. EQUITY  FI LARGE CAP
                                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                           (CLASS E)        (CLASS A)          (CLASS A)         (CLASS A)
                                                      ------------------  -------------  --------------------  -------------
ASSETS:
   Investments at fair value                              $15,083,515       $3,770,562         $782,057         $3,928,141
   Due from MetLife Insurance Company of Connecticut               --               --               --                 --
                                                          -----------       ----------         --------         ----------
         Total Assets                                      15,083,515        3,770,562          782,057              3,928
                                                          -----------       ----------         --------         ----------
LIABILITIES:
   Other payables
      Insurance charges                                         2,236              621              113                586
      Administrative fees                                         185               46                9                 48
   Due to MetLife Insurance Company of Connecticut                 --               --               --                 --
                                                          -----------       ----------         --------         ----------
         Total Liabilities                                      2,421              667              122                634
                                                          -----------       ----------         --------         ----------
NET ASSETS                                                $15,081,094       $3,769,895         $781,935         $3,927,507
                                                          ===========       ==========         ========         ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                            MSF METLIFE       MSF METLIFE
                                                          MSF FI          MSF METLIFE       CONSERVATIVE    CONSERVATIVE TO
                                                      VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION
                                                        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                        (CLASS D)          (CLASS B)         (CLASS B)         (CLASS B)
                                                      -------------  ---------------------  ------------  -------------------
ASSETS:
   Investments at fair value                           $13,958,013         $1,133,286        $2,539,793        $2,246,334
   Due from MetLife Insurance Company of Connecticut            --                 --                --                --
                                                       -----------         ----------        ----------        ----------
         Total Assets                                   13,958,013          1,133,286         2,539,793         2,246,334
                                                       -----------         ----------        ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                                      2,065                189               398               362
      Administrative fees                                      173                 14                31                28
   Due to MetLife Insurance Company of Connecticut              --                 --                --                --
                                                       -----------         ----------        ----------        ----------
         Total Liabilities                                   2,238                203               429               390
                                                       -----------         ----------        ----------        ----------
NET ASSETS                                             $13,955,775         $1,133,083        $2,539,364        $2,245,944
                                                       ===========         ==========        ==========        ==========

                                                               MSF             MSF METLIFE
                                                        METLIFE MODERATE       MODERATE TO
                                                           ALLOCATION     AGGRESSIVE ALLOCATION
                                                           SUBACCOUNT           SUBACCOUNT
                                                            (CLASS B)           (CLASS B)
                                                        ----------------  ---------------------
ASSETS:
   Investments at fair value                                $3,556,438          $2,957,759
   Due from MetLife Insurance Company of Connecticut                --                  --
                                                            ----------          ----------
         Total Assets                                        3,556,438           2,957,759
                                                            ----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                                            529                 442
      Administrative fees                                           44                  37
   Due to MetLife Insurance Company of Connecticut                  --                  --
                                                            ----------          ----------
         Total Liabilities                                         573                 479
                                                            ----------          ----------
NET ASSETS                                                  $3,555,865          $2,957,280
                                                            ==========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                      MSF MFS TOTAL  MSF MFS TOTAL  MSF OPPENHEIMER  MSF T. ROWE PRICE
                                                         RETURN          RETURN      GLOBAL EQUITY    LARGE CAP GROWTH
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                        (CLASS B)      (CLASS F)       (CLASS B)         (CLASS B)
                                                      -------------  -------------  ---------------  -----------------
ASSETS:
   Investments at fair value                             $46,142      $44,936,573     $15,634,388        $2,198,691
   Due from MetLife Insurance Company of Connecticut          --               --              --                --
                                                         -------      -----------     -----------        ----------
         Total Assets                                     46,142       44,936,573      15,634,388         2,198,691
                                                         -------      -----------     -----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                                        7            6,654           2,495               308
      Administrative fees                                      1              555             194                27
   Due to MetLife Insurance Company of Connecticut            --               --              --                --
                                                         -------      -----------     -----------        ----------
         Total Liabilities                                     8            7,209           2,689               335
                                                         -------      -----------     -----------        ----------
NET ASSETS                                               $46,134      $44,929,364     $15,631,699        $2,198,356
                                                         =======      ===========     ===========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                      MSF WESTERN ASSET
                                                       MANAGEMENT U.S.           PIMCO           PIONEER BOND  PIONEER CULLEN VALUE
                                                          GOVERNMENT        VIT TOTAL RETURN         VCT               VCT
                                                          SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                          (CLASS A)      (ADMINISTRATIVE CLASS)   (CLASS II)        (CLASS II)
                                                      -----------------  ----------------------  ------------  --------------------
ASSETS:
   Investments at fair value                             $259,966              $63,551,886        $1,555,895         $845,528
   Due from MetLife Insurance Company of Connecticut           --                       --                --               --
                                                         --------              -----------        ----------         --------
         Total Assets                                     259,966               63,551,886         1,555,895          845,528
                                                         --------              -----------        ----------         --------
LIABILITIES:
   Other payables
      Insurance charges                                        41                    9,264               249              138
      Administrative fees                                       3                      781                19               10
   Due to MetLife Insurance Company of Connecticut             --                       --                --               --
                                                         --------              -----------        ----------         --------
         Total Liabilities                                     44                   10,045               268              148
                                                         --------              -----------        ----------         --------
NET ASSETS                                               $259,922              $63,541,841        $1,555,627         $845,380
                                                         ========              ===========        ==========         ========

                                                      PIONEER EMERGING  PIONEER EQUITY
                                                        MARKETS VCT       INCOME VCT
                                                         SUBACCOUNT       SUBACCOUNT
                                                         (CLASS II)       (CLASS II)
                                                      ----------------  --------------
ASSETS:
   Investments at fair value                               $894,281       $2,308,862
   Due from MetLife Insurance Company of Connecticut             --               --
                                                           --------       ----------
         Total Assets                                       894,281        2,308,862
                                                           --------       ----------
LIABILITIES:
   Other payables
      Insurance charges                                         154              376
      Administrative fees                                        11               29
   Due to MetLife Insurance Company of Connecticut               --               --
                                                           --------       ----------
         Total Liabilities                                      165              405
                                                           --------       ----------
NET ASSETS                                                 $894,116       $2,308,457
                                                           ========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                               PIONEER IBBOTSON
                                                      PIONEER FUND  PIONEER GLOBAL HIGH  PIONEER HIGH YIELD  AGGRESSIVE ALLOCATION
                                                           VCT           YIELD VCT               VCT                  VCT
                                                       SUBACCOUNT       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                       (CLASS II)       (CLASS II)           (CLASS II)           (CLASS II)
                                                      ------------  -------------------  ------------------  ---------------------
ASSETS:
   Investments at fair value                           $2,007,976        $2,769,059          $2,568,451              $813,824
   Due from MetLife Insurance Company of Connecticut           --                --                  --                    --
                                                       ----------        ----------          ----------              --------
         Total Assets                                   2,007,976         2,769,059           2,568,451               813,824
                                                       ----------        ----------          ----------              --------
LIABILITIES:
   Other payables
      Insurance charges                                       350               505                 425                   136
      Administrative fees                                      25                34                  32                    10
   Due to MetLife Insurance Company of Connecticut             --                --                  --                    --
                                                       ----------        ----------          ----------              --------
         Total Liabilities                                    375               539                 457                   146
                                                       ----------        ----------          ----------              --------
NET ASSETS                                             $2,007,601        $2,768,520          $2,567,994              $813,678
                                                       ==========        ==========          ==========              ========

   The accompanying notes are an integral part of these financial statements.

                                                       PIONEER IBBOTSON  PIONEER IBBOTSON
                                                      GROWTH ALLOCATION      MODERATE      PIONEER INDEPENDENCE
                                                             VCT          ALLOCATION VCT            VCT
                                                          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                          (CLASS II)        (CLASS II)          (CLASS II)
                                                      -----------------  ----------------  --------------------
ASSETS:
   Investments at fair value                              $18,141,276       $8,891,895           $143,701
   Due from MetLife Insurance Company of Connecticut               --               --                 --
                                                          -----------       ----------           --------
         Total Assets                                      18,141,276        8,891,895            143,701
                                                          -----------       ----------           --------
LIABILITIES:
   Other payables
      Insurance charges                                         3,578            1,695                 23
      Administrative fees                                         224              110                  2
   Due to MetLife Insurance Company of Connecticut                 --               --                 --
                                                          -----------       ----------           --------
         Total Liabilities                                      3,802            1,805                 25
                                                          -----------       ----------           --------
NET ASSETS                                                $18,137,474       $8,890,090           $143,676
                                                          ===========       ==========           ========

                                                                                              PIONEER OAK RIDGE
                                                      PIONEER INTERNATIONAL  PIONEER MID CAP  LARGE CAP GROWTH
                                                            VALUE VCT           VALUE VCT            VCT
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                            (CLASS II)         (CLASS II)        (CLASS II)
                                                      ---------------------  ---------------  -----------------
ASSETS:
   Investments at fair value                                 $881,814           $2,020,234        $1,117,322
   Due from MetLife Insurance Company of Connecticut               --                   --                --
                                                             --------           ----------        ----------
         Total Assets                                         881,814            2,020,234         1,117,322
                                                             --------           ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                                           142                  323               189
      Administrative fees                                          11                   25                14
   Due to MetLife Insurance Company of Connecticut                 --                   --                --
                                                             --------           ----------        ----------
         Total Liabilities                                        153                  348               203
                                                             --------           ----------        ----------
NET ASSETS                                                   $881,661           $2,019,886        $1,117,119
                                                             ========           ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                      PIONEER REAL ESTATE  PIONEER SMALL CAP  PIONEER STRATEGIC  PUTNAM VT DISCOVERY
                                                           SHARES VCT          VALUE VCT          INCOME VCT            GROWTH
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                           (CLASS II)          (CLASS II)         (CLASS II)          (CLASS IB)
                                                      -------------------  -----------------  -----------------  -------------------
ASSETS:
   Investments at fair value                                $621,963            $692,526          $3,427,423           $73,421
   Due from MetLife Insurance Company of Connecticut              --                  --                  --                --
                                                            --------            --------          ----------           -------
         Total Assets                                        621,963             692,526           3,427,423            73,421
                                                            --------            --------          ----------           -------
LIABILITIES:
   Other payables
      Insurance charges                                          101                 116                 570                 9
      Administrative fees                                          8                   9                  42                 1
   Due to MetLife Insurance Company of Connecticut                --                  --                  --                --
                                                            --------            --------          ----------           -------
         Total Liabilities                                       109                 125                 612                10
                                                            --------            --------          ----------           -------
NET ASSETS                                                  $621,854            $692,401          $3,426,811           $73,411
                                                            ========            ========          ==========           =======

   The accompanying notes are an integral part of these financial statements.

                                                      VAN KAMPEN LIT  VAN KAMPEN LIT   VAN KAMPEN LIT
                                                         COMSTOCK       ENTERPRISE    STRATEGIC GROWTH
                                                        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                        (CLASS II)      (CLASS II)        (CLASS I)
                                                      --------------  --------------  ----------------
ASSETS:
   Investments at fair value                            $1,288,870         $2,521        $1,094,977
   Due from MetLife Insurance Company of Connecticut            --              4                --
                                                        ----------         ------        ----------
         Total Assets                                    1,288,870          2,525         1,094,977
                                                        ----------         ------        ----------
LIABILITIES:
   Other payables
      Insurance charges                                        213             --               145
      Administrative fees                                       16             --                13
   Due to MetLife Insurance Company of Connecticut              --             --                --
                                                        ----------         ------        ----------
         Total Liabilities                                     229             --               158
                                                        ----------         ------        ----------
NET ASSETS                                              $1,288,641         $2,525        $1,094,819
                                                        ==========         ======        ==========

   The accompanying notes are an integral part of these financial statements.

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. MID CAP  AIM V.I. CAPITAL                        AMERICAN FUNDS
                                                CORE EQUITY      APPRECIATION    AIM V.I. CORE EQUITY   GLOBAL GROWTH
                                                SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                (SERIES II)     (SERIES II) (a)     (SERIES I) (a)        (CLASS 2)
                                             ----------------  ----------------  --------------------  --------------
INVESTMENT INCOME:
   Dividends                                     $   157          $      --            $     --          $  922,384
                                                 -------          ---------            --------          ----------
EXPENSES:
   Mortality and expense risk charges              6,910              7,117                 496             627,016
   Administrative charges                            522                541                  58              50,850
                                                 -------          ---------            --------          ----------
      Total expenses                               7,432              7,658                 554             677,866
                                                 -------          ---------            --------          ----------
         Net investment income (loss)             (7,275)            (7,658)               (554)            244,518
                                                 -------          ---------            --------          ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions                     4,730                 --                  --           1,380,630
   Realized gains (losses) on sale of
      investments                                  6,358            244,371              18,237             908,454
                                                 -------          ---------            --------          ----------
         Net realized gains (losses)              11,088            244,371              18,237           2,289,084
                                                 -------          ---------            --------          ----------
   Change in unrealized gains (losses) on
      investments                                 19,725           (165,502)             (9,269)          1,371,714
                                                 -------          ---------            --------          ----------
   Net increase (decrease) in net assets
      resulting from operations                  $23,538          $  71,211            $  8,414          $3,905,316
                                                 =======          =========            ========          ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS  AMERICAN FUNDS                          DREYFUS VIF
                                                 GROWTH       GROWTH-INCOME  CREDIT SUISSE TRUST    APPRECIATION
                                               SUBACCOUNT      SUBACCOUNT     EMERGING MARKETS       SUBACCOUNT
                                                (CLASS 2)       (CLASS 2)      SUBACCOUNT (a)     (INITIAL SHARES)
                                             --------------  --------------  -------------------  ----------------
INVESTMENT INCOME:
   Dividends                                  $   668,157      $ 1,289,173          $    --            $  7,566
                                              -----------      -----------          -------            --------
EXPENSES:
   Mortality and expense risk charges           1,616,780        1,609,936               81               9,559
   Administrative charges                         130,638          130,422                7                 739
                                              -----------      -----------          -------            --------
      Total expenses                            1,747,418        1,740,358               88              10,298
                                              -----------      -----------          -------            --------
         Net investment income (loss)          (1,079,261)        (451,185)             (88)             (2,732)
                                              -----------      -----------          -------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions                  5,922,249        2,826,090               --                  --
   Realized gains (losses) on sale of
      investments                               2,333,295        1,887,822            9,234               7,738
                                              -----------      -----------          -------            --------
         Net realized gains (losses)            8,255,544        4,713,912            9,234               7,738
                                              -----------      -----------          -------            --------
   Change in unrealized gains (losses) on
      investments                               1,139,248       (1,639,529)          (8,446)             18,996
                                              -----------      -----------          -------            --------
   Net increase (decrease) in net assets
      resulting from operations               $ 8,315,531      $ 2,623,198          $   700            $ 24,002
                                              ===========      ===========          =======            ========

                                                 DREYFUS VIF        FIDELITY VIP
                                             DEVELOPING LEADERS      CONTRAFUND
                                                 SUBACCOUNT          SUBACCOUNT
                                              (INITIAL SHARES)   (SERVICE CLASS 2)
                                             ------------------  -----------------
INVESTMENT INCOME:
   Dividends                                     $   3,539          $   25,237
                                                 ---------          ----------
EXPENSES:
   Mortality and expense risk charges                9,257              70,188
   Administrative charges                              715               5,215
                                                 ---------          ----------
      Total expenses                                 9,972              75,403
                                                 ---------          ----------
         Net investment income (loss)               (6,433)            (50,166)
                                                 ---------          ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions                      61,877             863,369
   Realized gains (losses) on sale of
      investments                                   (2,336)            151,709
                                                 ---------          ----------
         Net realized gains (losses)                59,541           1,015,078
                                                 ---------          ----------
   Change in unrealized gains (losses) on
      investments                                 (115,648)           (484,030)
                                                 ---------          ----------
   Net increase (decrease) in net assets
      resulting from operations                  $ (62,540)         $  480,882
                                                 =========          ==========

   The accompanying notes are an integral part of these financial statements.

                                            FIDELITY VIP   FIDELITY VIP DYNAMIC    FIDELITY VIP      FTVIPT FRANKLIN
                                             CONTRAFUND    CAPITAL APPRECIATION       MID CAP       INCOME SECURITIES
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                          (SERVICE CLASS)    (SERVICE CLASS 2)   (SERVICE CLASS 2)      (CLASS 2)
                                          ---------------  --------------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends                                $   294,999           $    92            $  143,342          $ 446,920
                                            -----------           -------            ----------          ---------
EXPENSES:
   Mortality and expense risk charges           666,342             1,553               534,745            248,512
   Administrative charges                        53,071               125                43,656             19,794
                                            -----------           -------            ----------          ---------
      Total expenses                            719,413             1,678               578,401            268,306
                                            -----------           -------            ----------          ---------
         Net investment income (loss)          (424,414)           (1,586)             (435,059)           178,614
                                            -----------           -------            ----------          ---------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                8,817,930             8,772             2,675,111             82,883
   Realized gains (losses) on sale of
      investments                               868,792             2,996               813,103            100,946
                                            -----------           -------            ----------          ---------
         Net realized gains (losses)          9,686,722            11,768             3,488,214            183,829
                                            -----------           -------            ----------          ---------
   Change in unrealized gains (losses)
      on investments                         (4,324,818)           (6,264)              497,404           (223,940)
                                            -----------           -------            ----------          ---------
   Net increase (decrease) in net assets
      resulting from operations             $ 4,937,490           $ 3,918            $3,550,559          $ 138,503
                                            ===========           =======            ==========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          FTVIPT FRANKLIN    FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                          RISING DIVIDENDS    SMALL-MID CAP     DEVELOPING MARKETS   FTVIPT TEMPLETON
                                             SECURITIES     GROWTH SECURITIES       SECURITIES      FOREIGN SECURITIES
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                             (CLASS 2)          (CLASS 2)           (CLASS 2)           (CLASS 2)
                                          ----------------   -----------------  ------------------   ------------------
INVESTMENT INCOME:
   Dividends                                   $  89,679           $      --          $  388,561          $  566,142
                                               ---------           ---------          ----------          ----------
EXPENSES:
   Mortality and expense risk charges             77,095             125,534             328,598             539,866
   Administrative charges                          5,683              10,646              26,423              43,513
                                               ---------           ---------          ----------          ----------
      Total expenses                              82,778             136,180             355,021             583,379
                                               ---------           ---------          ----------          ----------
         Net investment income (loss)              6,901            (136,180)             33,540             (17,237)
                                               ---------           ---------          ----------          ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                    55,004             512,901           1,335,146           1,291,300
   Realized gains (losses) on sale of
      investments                                 61,698             208,960           1,053,977             758,769
                                               ---------           ---------          ----------          ----------
         Net realized gains (losses)             116,702             721,861           2,389,123           2,050,069
                                               ---------           ---------          ----------          ----------
   Change in unrealized gains (losses)
      on investments                            (301,271)             31,153           1,550,085           1,541,731
                                               ---------           ---------          ----------          ----------
   Net increase (decrease) in net assets
      resulting from operations                $(177,668)          $ 616,834          $3,972,748          $3,574,563
                                               =========           =========          ==========          ==========

                                          JANUS ASPEN GLOBAL  JANUS ASPEN GLOBAL
                                            LIFE SCIENCES         TECHNOLOGY
                                              SUBACCOUNT          SUBACCOUNT
                                           (SERVICE SHARES)    (SERVICE SHARES)
                                          ------------------  ------------------
INVESTMENT INCOME:
   Dividends                                     $   --            $   399
                                                 ------            -------
EXPENSES:
   Mortality and expense risk charges               195              2,509
   Administrative charges                            17                195
                                                 ------            -------
      Total expenses                                212              2,704
                                                 ------            -------
         Net investment income (loss)              (212)            (2,305)
                                                 ------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
Realized gain distributions                          --                 --
Realized gains (losses) on sale of
   investments                                       80             15,933
                                                 ------            -------
         Net realized gains (losses)                 80             15,933
                                                 ------            -------
   Change in unrealized gains (losses)
      on investments                              2,149              9,073
                                                 ------            -------
   Net increase (decrease) in net assets
      resulting from operations                  $2,017            $22,701
                                                 ======            =======

   The accompanying notes are an integral part of these financial statements.

                                             JANUS ASPEN      JANUS ASPEN       LMPIS PREMIER           LMPVET
                                           MID CAP GROWTH   WORLDWIDE GROWTH  SELECTIONS ALL CAP  AGGRESSIVE GROWTH
                                             SUBACCOUNT        SUBACCOUNT           GROWTH            SUBACCOUNT
                                          (SERVICE SHARES)  (SERVICE SHARES)    SUBACCOUNT (a)         (CLASS I)
                                          ----------------  ----------------  ------------------  ------------------
INVESTMENT INCOME:
   Dividends                                   $    946           $   416            $    228        $        --
                                               --------           -------            --------        -----------
EXPENSES:
   Mortality and expense risk charges            21,812             1,281               2,165            923,332
   Administrative charges                         1,935               112                 182             78,106
                                               --------           -------            --------        -----------
      Total expenses                             23,747             1,393               2,347          1,001,438
                                               --------           -------            --------        -----------
         Net investment income (loss)           (22,801)             (977)             (2,119)        (1,001,438)
                                               --------           -------            --------        -----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                    6,459                --              25,554            275,654
   Realized gains (losses) on sale of
      investments                                69,119            10,026              39,184          1,967,204
                                               --------           -------            --------        -----------
         Net realized gains (losses)             75,578            10,026              64,738          2,242,858
                                               --------           -------            --------        -----------
   Change in unrealized gains (losses)
      on investments                            169,981            (2,617)            (46,883)        (1,385,829)
                                               --------           -------            --------        -----------
   Net increase (decrease) in net assets
      resulting from operations                $222,758           $ 6,432            $ 15,736        $  (144,409)
                                               ========           =======            ========        ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                LMPVET          LMPVET         LMPVET
                                          AGGRESSIVE GROWTH  APPRECIATION   APPRECIATION     LMPVET          LMPVET
                                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      CAPITAL    DIVIDEND STRATEGY
                                            (CLASS II) (b)     (CLASS I)   (CLASS II) (b)   SUBACCOUNT      SUBACCOUNT
                                          -----------------  ------------  --------------  -----------  -----------------

INVESTMENT INCOME:
   Dividends                                   $     --       $  232,245     $  75,169     $   280,884       $ 55,912
                                               --------       ----------     ---------     -----------       --------
EXPENSES:
   Mortality and expense risk charges            25,849          399,601        25,151       1,407,624         47,968
   Administrative charges                         1,923           33,874         2,026         114,181          4,042
                                               --------       ----------     ---------     -----------       --------
      Total expenses                             27,772          433,475        27,177       1,521,805         52,010
                                               --------       ----------     ---------     -----------       --------
         Net investment income (loss)           (27,772)        (201,230)       47,992      (1,240,921)         3,902
                                               --------       ----------     ---------     -----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions                   10,182        1,797,819       696,883       3,879,911             --
   Realized gains (losses) on sale of
      investments                                (1,593)         713,211        (5,809)      1,625,172         69,176
                                               --------       ----------     ---------     -----------       --------
         Net realized gains (losses)              8,589        2,511,030       691,074       5,505,083         69,176
                                               --------       ----------     ---------     -----------       --------
   Change in unrealized gains (losses)
      on investments                            (73,281)        (912,313)     (620,382)     (4,147,597)        30,289
                                               --------       ----------     ---------     -----------       --------
   Net increase (decrease) in net assets
      resulting from operations                $(92,464)      $1,397,487     $ 118,684     $   116,565       $103,367
                                               ========       ==========     =========     ===========       ========
                                             LMPVET
                                          EQUITY INDEX
                                           SUBACCOUNT
                                           (CLASS II)
                                          ------------
INVESTMENT INCOME:
   Dividends                               $ 183,032
                                           ---------
EXPENSES:
   Mortality and expense risk charges        221,599
   Administrative charges                     18,145
                                           ---------
      Total expenses                         239,744
                                           ---------
         Net investment income (loss)        (56,712)
                                           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions               529,944
   Realized gains (losses) on sale of
      investments                            447,442
                                           ---------
         Net realized gains (losses)         977,386
                                           ---------
   Change in unrealized gains (losses)
      on investments                        (558,820)
                                           ---------
   Net increase (decrease) in net assets
      resulting from operations            $ 361,854
                                           =========


   The accompanying notes are an integral part of these financial statements.

                                                  LMPVET                             LMPVET         LMPVET
                                             FUNDAMENTAL VALUE      LMPVET     INTERNATIONAL ALL   INVESTORS
                                                 SUBACCOUNT     GLOBAL EQUITY   CAP OPPORTUNITY   SUBACCOUNT
                                                 (CLASS I)        SUBACCOUNT      SUBACCOUNT       (CLASS I)
                                             -----------------  -------------  -----------------  ----------
INVESTMENT INCOME:
   Dividends                                    $   578,868       $  153,563        $  1,776      $  92,774
                                                -----------       ----------        --------      ---------
EXPENSES:
   Mortality and expense risk charges               842,549          519,639           2,902        132,106
   Administrative charges                            70,468           42,177             318         11,190
                                                -----------       ----------        --------      ---------
      Total expenses                                913,017          561,816           3,220        143,296
                                                -----------       ----------        --------      ---------
         Net investment income (loss)              (334,149)        (408,253)         (1,444)       (50,522)
                                                -----------       ----------        --------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions                    2,265,449        1,313,362          92,983        198,046
   Realized gains (losses) on sale of
      investments                                   826,471          627,968          18,548        243,938
                                                -----------       ----------        --------      ---------
         Net realized gains (losses)              3,091,920        1,941,330         111,531        441,984
                                                -----------       ----------        --------      ---------
   Change in unrealized gains (losses)
      on investments                             (3,575,933)        (755,466)        (98,109)      (279,362)
                                                -----------       ----------        --------      ---------
   Net increase (decrease) in net assets
      resulting from operations                 $  (818,162)      $  777,611        $ 11,978      $ 112,100
                                                ===========       ==========        ========      =========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

(c) For the period January 1, 2007 to November 9, 2007.

(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               LMPVET                   LMPVET MULTIPLE    LMPVET
                                              LARGE CAP     LMPVET        DISCIPLINE      SMALL CAP    LMPVET        LMPVPI
                                               GROWTH    MID CAP CORE  SUBACCOUNT-LARGE    GROWTH      SOCIAL       ALL CAP
                                             SUBACCOUNT   SUBACCOUNT    CAP GROWTH AND   SUBACCOUNT   AWARENESS    SUBACCOUNT
                                              (CLASS I)    (CLASS I)       VALUE (c)      (CLASS I)  SUBACCOUNT  (CLASS I) (a)
                                             ----------  ------------  ----------------  ----------  ----------  -------------
INVESTMENT INCOME:
   Dividends                                 $   4,920   $    42,004      $    54,525    $      --    $  1,430    $    36,406
                                             ---------   -----------      -----------    ---------    --------    -----------
EXPENSES:
   Mortality and expense risk charges          227,249       191,807          166,213      117,950       1,748         72,198
   Administrative charges                       19,175        16,380           13,373        9,939         127          6,086
                                             ---------   -----------      -----------    ---------    --------    -----------
      Total expenses                           246,424       208,187          179,586      127,889       1,875         78,284
                                             ---------   -----------      -----------    ---------    --------    -----------
         Net investment income (loss)         (241,504)     (166,183)        (125,061)    (127,889)       (445)       (41,878)
                                             ---------   -----------      -----------    ---------    --------    -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions                      --     1,932,383          464,101      536,146      16,585        631,138
   Realized gains (losses) on sale of
      investments                              448,546       303,643        1,198,330      109,861         695      2,753,243
                                             ---------   -----------      -----------    ---------    --------    -----------
         Net realized gains (losses)           448,546     2,236,026        1,662,431      646,007      17,280      3,384,381
                                             ---------   -----------      -----------    ---------    --------    -----------
   Change in unrealized gains (losses)
      on investments                           224,750    (1,508,376)      (1,351,344)    (180,580)    (10,228)    (2,746,750)
                                             ---------   -----------      -----------    ---------    --------    -----------
   Net increase (decrease) in net assets
      resulting from operations              $ 431,792   $   561,467      $   186,026    $ 337,538    $  6,607    $   595,753
                                             =========   ===========      ===========    =========    ========    ===========

   The accompanying notes are an integral part of these financial statements.

                                                             LMPVPII GROWTH   LMPVPV SMALL    LMPVPI LARGE
                                             LMPVPI ALL CAP    AND INCOME      CAP GROWTH      CAP GROWTH
                                               SUBACCOUNT      SUBACCOUNT     OPPORTUNITIES    SUBACCOUNT
                                             (CLASS II) (a)   (CLASS I) (a)  SUBACCOUNT (a)  (CLASS I) (a)
                                             --------------  --------------  --------------  -------------
INVESTMENT INCOME:
   Dividends                                    $     79        $     71       $     953       $     --
                                                --------        --------       ---------       --------

EXPENSES:
   Mortality and expense risk charges              1,403             766          22,306          2,303
   Administrative charges                             98              59           1,940            172
                                                --------        --------       ---------       --------
      Total expenses                               1,501             825          24,246          2,475
                                                --------        --------       ---------       --------
         Net investment income (loss)             (1,422)           (754)        (23,293)        (2,475)
                                                --------        --------       ---------       --------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                    10,802           5,068         136,725             --
   Realized gains (losses) on sale of
      investments                                 16,932          27,491         495,909         63,223
                                                --------        --------       ---------       --------
         Net realized gains (losses)              27,734          32,559         632,634         63,223
                                                --------        --------       ---------       --------
   Change in unrealized gains (losses)
      on investments                             (16,770)        (26,839)       (349,278)       (46,766)
                                                --------        --------       ---------       --------
   Net increase (decrease) in net assets
      resulting from operations                 $  9,542        $  4,966       $ 260,063       $ 13,982
                                                ========        ========       =========       ========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

(c) For the period January 1, 2007 to November 9, 2007.

(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  LMPVPII            LMPVPII             LMPVET
                                             AGGRESSIVE GROWTH  AGGRESSIVE GROWTH  CAPITAL AND INCOME
                                                SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                               (CLASS I) (a)      (CLASS II) (a)       (CLASS II)
                                             -----------------  -----------------  ------------------
INVESTMENT INCOME:
   Dividends                                     $      --          $      --         $   772,362
                                                 ---------          ---------         -----------
EXPENSES:
   Mortality and expense risk charges                5,392             12,464           1,298,237
   Administrative charges                              394                927             104,506
                                                 ---------          ---------         -----------
      Total expenses                                 5,786             13,391           1,402,743
                                                 ---------          ---------         -----------
         Net investment income (loss)               (5,786)           (13,391)           (630,381)
                                                 ---------          ---------         -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                       2,086              4,998          10,296,622
   Realized gains (losses) on sale of
      investments                                  235,148            442,986           1,707,854
                                                 ---------          ---------         -----------
         Net realized gains (losses)               237,234            447,984          12,004,476
                                                 ---------          ---------         -----------
   Change in unrealized gains (losses)
      on investments                              (204,154)          (371,525)         (8,994,163)
                                                 ---------          ---------         -----------
   Net increase (decrease) in net assets
      resulting from operations                  $  27,294          $  63,068         $ 2,379,932
                                                 =========          =========         ===========

                                                  LMPVIT           LMPVIT
                                             ADJUSTABLE RATE     DIVERSIFIED       LMPVIT
                                                  INCOME      STRATEGIC INCOME   HIGH INCOME
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                             ---------------  ----------------  ------------
INVESTMENT INCOME:
   Dividends                                    $ 250,731         $ 574,764     $ 1,787,856
                                                ---------         ---------     -----------
EXPENSES:
   Mortality and expense risk charges             104,164           202,363         382,256
   Administrative charges                           8,334            17,654          31,820
                                                ---------         ---------     -----------
      Total expenses                              112,498           220,017         414,076
                                                ---------         ---------     -----------
         Net investment income (loss)             138,233           354,747       1,373,780
                                                ---------         ---------     -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                         --                --              --
   Realized gains (losses) on sale of
      investments                                  (1,344)          (60,107)        (45,092)
                                                ---------         ---------     -----------
         Net realized gains (losses)               (1,344)          (60,107)        (45,092)
                                                ---------         ---------     -----------
   Change in unrealized gains (losses)
      on investments                             (169,498)         (280,376)     (1,655,019)
                                                ---------         ---------     -----------
   Net increase (decrease) in net assets
      resulting from operations                 $ (32,609)        $  14,264     $  (326,331)
                                                =========         =========     ===========

   The accompanying notes are an integral part of these financial statements.

                                                               LMPVPI         LMPVPIII        LORD ABBETT
                                                LMPVIT      TOTAL RETURN     LARGE CAP     GROWTH AND INCOME
                                             MONEY MARKET    SUBACCOUNT        VALUE          SUBACCOUNT
                                              SUBACCOUNT   (CLASS II) (a)  SUBACCOUNT (a)   (CLASS VC) (a)
                                             ------------  --------------  --------------  -----------------
INVESTMENT INCOME:
   Dividends                                   $615,265        $  3,660       $   3,570        $        --
                                               --------        --------       ---------        -----------
EXPENSES:
   Mortality and expense risk charges           223,386           4,146           3,993             48,714
   Administrative charges                        19,288             306             448              3,737
                                               --------        --------       ---------        -----------
      Total expenses                            242,674           4,452           4,441             52,451
                                               --------        --------       ---------        -----------
         Net investment income (loss)           372,591            (792)           (871)           (52,451)
                                               --------        --------       ---------        -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                       --           4,143              --                 --
   Realized gains (losses) on sale of
      investments                                    --          63,216         201,485          1,165,633
                                               --------        --------       ---------        -----------
         Net realized gains (losses)                 --          67,359         201,485          1,165,633
                                               --------        --------       ---------        -----------
   Change in unrealized gains (losses) on
      investments                                    --         (49,681)       (153,153)          (832,439)
                                               --------        --------       ---------        -----------
   Net increase (decrease) in net assets
      resulting from operations                $372,591        $ 16,886       $  47,461        $   280,743
                                               ========        ========       =========        ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               LORD ABBETT   MIST BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK  MIST BLACKROCK
                                              MID-CAP VALUE    MID-CAP STOCK      HIGH YIELD    LARGE-CAP CORE  LARGE-CAP CORE
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                             (CLASS VC) (a)      (CLASS A)        (CLASS A)     (CLASS E) (b)   (CLASS A) (a)
                                             --------------  -----------------  --------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                   $       --        $  2,171          $113,178         $     --       $  14,597
                                               ----------        --------          --------         --------       ---------
EXPENSES:
   Mortality and expense risk charges              81,537          12,914            24,329           24,245          11,003
   Administrative charges                           6,448             998             1,934            2,137             969
                                               ----------        --------          --------         --------       ---------
      Total expenses                               87,985          13,912            26,263           26,382          11,972
                                               ----------        --------          --------         --------       ---------
         Net investment income (loss)             (87,985)        (11,741)           86,915          (26,382)          2,625
                                               ----------        --------          --------         --------       ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                         --          86,577                --               --         127,173
   Realized gains (losses) on sale of
      investments                               2,247,422         (11,691)            5,191             (675)         92,890
                                               ----------        --------          --------         --------       ---------
         Net realized gains (losses)            2,247,422          74,886             5,191             (675)        220,063
                                               ----------        --------          --------         --------       ---------
   Change in unrealized gains (losses) on
      investments                                (858,749)        (29,600)          (91,562)          20,287        (124,773)
                                               ----------        --------          --------         --------       ---------
   Net increase (decrease) in net assets
      resulting from operations                $1,300,688        $ 33,545          $    544         $ (6,770)      $  97,915
                                               ==========        ========          ========         ========       =========

                                               MIST DREMAN
                                             SMALL-CAP VALUE
                                                SUBACCOUNT
                                                (CLASS A)
                                             ---------------
INVESTMENT INCOME:
   Dividends                                    $     --
                                                --------
EXPENSES:
   Mortality and expense risk charges             15,126
   Administrative charges                          1,315
                                                --------
      Total expenses                              16,441
                                                --------
         Net investment income (loss)            (16,441)
                                                --------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                     3,611
   Realized gains (losses) on sale of
      investments                                  6,974
                                                --------
         Net realized gains (losses)              10,585
                                                --------
   Change in unrealized gains (losses) on
      investments                                (41,370)
                                                --------
   Net increase (decrease) in net assets
      resulting from operations                 $(47,226)
                                                ========

   The accompanying notes are an integral part of these financial statements.

                                              MIST HARRIS                                 MIST LEGG
                                                OAKMARK         MIST      MIST LAZARD   MASON PARTNERS
                                             INTERNATIONAL  JANUS FORTY     MID-CAP     MANAGED ASSETS
                                              SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                               (CLASS A)     (CLASS A)   (CLASS B) (b)     (CLASS A)
                                             -------------  -----------  -------------  --------------
INVESTMENT INCOME:
   Dividends                                   $  71,052      $  1,566      $     --        $  6,324
                                               ---------      --------      --------        --------
EXPENSES:
   Mortality and expense risk charges            148,259        19,969         1,578           4,754
   Administrative charges                         11,848         1,510           121             395
                                               ---------      --------      --------        --------
      Total expenses                             160,107        21,479         1,699           5,149
                                               ---------      --------      --------        --------
         Net investment income (loss)            (89,055)      (19,913)       (1,699)          1,175
                                               ---------      --------      --------        --------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                   609,652       150,564            --          22,228
   Realized gains (losses) on sale of
      investments                                116,481           130          (703)            474
                                               ---------      --------      --------        --------
         Net realized gains (losses)             726,133       150,694          (703)         22,702
                                               ---------      --------      --------        --------
   Change in unrealized gains (losses) on
      investments                               (884,075)      117,124       (13,693)        (12,841)
                                               ---------      --------      --------        --------
   Net increase (decrease) in net assets
      resulting from operations                $(246,997)     $247,905      $(16,095)       $ 11,036
                                               =========      ========      ========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT      MIST MET/AIM
                                              BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION
                                                SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                 (CLASS A)         (CLASS B)          (CLASS B)           (CLASS A)
                                             ----------------  -----------------  ----------------  --------------------
INVESTMENT INCOME:
   Dividends                                      $118,066         $  202,405       $     3,315            $  2,166
                                                  --------         ----------       -----------            --------
EXPENSES:
   Mortality and expense risk charges               42,552            520,780           173,818              44,723
   Administrative charges                            3,166             42,134            13,819               3,531
                                                  --------         ----------       -----------            --------
      Total expenses                                45,718            562,914           187,637              48,254
                                                  --------         ----------       -----------            --------
         Net investment income (loss)               72,348           (360,509)         (184,322)            (46,088)
                                                  --------         ----------       -----------            --------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                       2,723          1,040,041            69,901               5,945
   Realized gains (losses) on sale of
      investments                                   39,611            220,650           (50,881)            (15,781)
                                                  --------         ----------       -----------            --------
         Net realized gains (losses)                42,334          1,260,691            19,020              (9,836)
                                                  --------         ----------       -----------            --------
   Change in unrealized gains (losses) on
      investments                                  (16,356)          (644,155)       (1,222,583)            273,045
                                                  --------         ----------       -----------            --------
   Net increase (decrease) in net assets
      resulting from operations                   $ 98,326         $  256,027       $(1,387,885)           $217,121
                                                  ========         ==========       ===========            ========

                                                 MIST MET/AIM        MIST MET/AIM
                                             CAPITAL APPRECIATION  SMALL CAP GROWTH
                                                  SUBACCOUNT          SUBACCOUNT
                                                 (CLASS E) (b)         (CLASS A)
                                             --------------------  ----------------
INVESTMENT INCOME:
   Dividends                                       $     --             $    --
                                                   --------             -------
EXPENSES:
   Mortality and expense risk charges                15,486               3,698
   Administrative charges                             1,179                 277
                                                   --------             -------
      Total expenses                                 16,665               3,975
                                                   --------             -------
         Net investment income (loss)               (16,665)             (3,975)
                                                   --------             -------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                           --               1,663
   Realized gains (losses) on sale of
      investments                                     7,308               5,603
                                                   --------             -------
         Net realized gains (losses)                  7,308               7,266
                                                   --------             -------
   Change in unrealized gains (losses) on
      investments                                    42,229               4,323
                                                   --------             -------
   Net increase (decrease) in net assets
      resulting from operations                    $ 32,872             $ 7,614
                                                   ========             =======

   The accompanying notes are an integral part of these financial statements.

                                             MIST MFS EMERGING  MIST MFS RESEARCH     MIST       MIST NEUBERGER
                                              MARKETS EQUITY      INTERNATIONAL     MFS VALUE  BERMAN REAL ESTATE
                                                SUBACCOUNT         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              (CLASS A) (b)       (CLASS B) (b)     (CLASS A)       (CLASS A)
                                             -----------------  -----------------  ----------  ------------------
INVESTMENT INCOME:
   Dividends                                       $   --            $     --       $      39      $    47,610
                                                   ------            --------       ---------      -----------
EXPENSES:
   Mortality and expense risk charges                 169              27,529         108,626           86,510
   Administrative charges                              15               2,369           8,716            6,604
                                                   ------            --------       ---------      -----------
      Total expenses                                  184              29,898         117,342           93,114
                                                   ------            --------       ---------      -----------
         Net investment income (loss)                (184)            (29,898)       (117,303)         (45,504)
                                                   ------            --------       ---------      -----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                         --                  --         118,494          381,516
   Realized gains (losses) on sale of
      investments                                   3,352              22,196         120,067          112,395
                                                   ------            --------       ---------      -----------
         Net realized gains (losses)                3,352              22,196         238,561          493,911
                                                   ------            --------       ---------      -----------
   Change in unrealized gains (losses)
      on investments                                  862             106,918         194,427       (1,201,232)
                                                   ------            --------       ---------      -----------
   Net increase (decrease) in net assets
      resulting from operations                    $4,030            $ 99,216       $ 315,685      $  (752,825)
                                                   ======            ========       =========      ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                     MIST PIMCO
                                                                     INFLATION                                  MIST PIONEER
                                               MIST OPPENHEIMER      PROTECTED        MIST       MIST PIONEER     STRATEGIC
                                             CAPITAL APPRECIATION      BOND       PIONEER FUND  MID-CAP VALUE      INCOME
                                                  SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                  (CLASS B)        (CLASS A) (b)    (CLASS A)    (CLASS A) (a)    (CLASS A)
                                             --------------------  -------------  ------------  --------------  ------------
INVESTMENT INCOME:
   Dividends                                       $    --           $      --      $ 22,334        $   453       $  82,375
                                                   --------          ----------     --------        -------       ---------
EXPENSES:
   Mortality and expense risk charges                33,519             242,002       46,306            531         233,641
   Administrative charges                             2,577              20,175        3,789             41          18,271
                                                   --------          ----------     --------        -------       ---------
      Total expenses                                 36,096             262,177       50,095            572         251,912
                                                   --------          ----------     --------        -------       ---------
         Net investment income (loss)               (36,096)           (262,177)     (27,761)          (119)       (169,537)
                                                   --------          ----------     --------        -------       ---------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                      105,744                  --           --         16,122              --
   Realized gains (losses) on sale of
      investments                                    13,750              33,362       74,644         (1,818)         27,539
                                                   --------          ----------     --------        -------       ---------
         Net realized gains (losses)                119,494              33,362       74,644         14,304          27,539
                                                   --------          ----------     --------        -------       ---------
   Change in unrealized gains (losses)
      on investments                                104,705           1,411,677       35,302         (4,304)        678,242
                                                   --------          ----------     --------        -------       ---------
   Net increase (decrease) in net assets
      resulting from operations                    $188,103          $1,182,862     $ 82,185        $ 9,881       $ 536,244
                                                   ========          ==========     ========        =======       =========

                                             MIST THIRD AVENUE
                                              SMALL CAP VALUE
                                                 SUBACCOUNT
                                                 (CLASS B)
                                             -----------------
INVESTMENT INCOME:
   Dividends                                    $   115,227
                                                -----------
EXPENSES:
   Mortality and expense risk charges               290,358
   Administrative charges                            23,605
                                                -----------
      Total expenses                                313,963
                                                -----------
         Net investment income (loss)              (198,736)
                                                -----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                      756,837
   Realized gains (losses) on sale of
      investments                                   (24,277)
                                                -----------
         Net realized gains (losses)                732,560
                                                -----------
   Change in unrealized gains (losses)
      on investments                             (1,720,851)
                                                -----------
   Net increase (decrease) in net assets
      resulting from operations                 $(1,187,027)
                                                ===========

   The accompanying notes are an integral part of these financial statements.

                                               MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK  MSF BLACKROCK
                                             AGGRESSIVE GROWTH   BOND INCOME    BOND INCOME   MONEY MARKET
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                                (CLASS D)        (CLASS A)       (CLASS E)     (CLASS A)
                                             -----------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                     $     --          $39,282        $475,120       $141,275
                                                 --------          -------        --------       --------
EXPENSES:
   Mortality and expense risk charges              58,076           23,303         276,578         57,388
   Administrative charges                           4,722            1,802          22,853          4,286
                                                 --------          -------        --------       --------
      Total expenses                               62,798           25,105         299,431         61,674
                                                 --------          -------        --------       --------
         Net investment income (loss)             (62,798)          14,177         175,689         79,601
                                                 --------          -------        --------       --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                         --               --              --             --
   Realized gains (losses) on sale of
      investments                                  55,005           10,302         111,746             --
                                                 --------          -------        --------       --------
         Net realized gains (losses)               55,005           10,302         111,746             --
                                                 --------          -------        --------       --------
   Change in unrealized gains (losses)
      on investments                              531,774           23,217         311,122             --
                                                 --------          -------        --------       --------
   Net increase (decrease) in net assets
      resulting from operations                  $523,981          $47,696        $598,557       $ 79,601
                                                 ========          =======        ========       ========


(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                    MSF                                                               MSF METLIFE
                                             CAPITAL GUARDIAN      MSF              MSF             MSF METLIFE       CONSERVATIVE
                                                U.S.EQUITY     FI LARGE CAP  FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION
                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                (CLASS A)       (CLASS A)       (CLASS D)            (CLASS B)          (CLASS B)
                                             ----------------  ------------  ----------------  ---------------------  ------------
INVESTMENT INCOME:
   Dividends                                      $  3,704       $   6,910      $  128,543           $    298           $     --
                                                  --------       ---------      ----------           --------           --------
EXPENSES:
   Mortality and expense risk charges               14,820          76,115         273,323             14,803             42,008
   Administrative charges                            1,253           6,313          22,880              1,085              3,333
                                                  --------       ---------      ----------           --------           --------
      Total expenses                                16,073          82,428         296,203             15,888             45,341
                                                  --------       ---------      ----------           --------           --------
         Net investment income (loss)              (12,369)        (75,518)       (167,660)           (15,590)           (45,341)
                                                  --------       ---------      ----------           --------           --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                      46,074         286,616       1,391,659                856              1,654
   Realized gains (losses) on sale of
      investments                                   11,469           7,648          50,826             35,856             25,073
                                                  --------       ---------      ----------           --------           --------
         Net realized gains (losses)                57,543         294,264       1,442,485             36,712             26,727
                                                  --------       ---------      ----------           --------           --------
   Change in unrealized gains (losses)
      on investments                               (61,585)       (131,690)       (919,930)           (56,942)            89,105
                                                  --------       ---------      ----------           --------           --------
   Net increase (decrease) in net assets
      resulting from operations                   $(16,411)      $  87,056      $  354,895           $(35,820)          $ 70,491
                                                  ========       =========      ==========           ========           ========

                                                 MSF METLIFE
                                               CONSERVATIVE TO
                                             MODERATE ALLOCATION
                                                  SUBACCOUNT
                                                  (CLASS B)
                                             -------------------
INVESTMENT INCOME:
   Dividends                                       $     --
                                                   --------
EXPENSES:
   Mortality and expense risk charges                30,307
   Administrative charges                             2,363
                                                   --------
      Total expenses                                 32,670
                                                   --------
         Net investment income (loss)               (32,670)
                                                   --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                        2,565
   Realized gains (losses) on sale of
      investments                                    11,283
                                                   --------
         Net realized gains (losses)                 13,848
                                                   --------
   Change in unrealized gains (losses)
      on investments                                 46,374
                                                   --------
   Net increase (decrease) in net assets
      resulting from operations                    $ 27,552
                                                   ========

   The accompanying notes are an integral part of these financial statements.

                                                                       MSF METLIFE
                                                 MSF METLIFE           MODERATE TO          MSF MFS        MSF MFS
                                             MODERATE ALLOCATION  AGGRESSIVE ALLOCATION  TOTAL RETURN   TOTAL RETURN
                                                 SUBACCOUNT            SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
                                                  (CLASS B)             (CLASS B)        (CLASS B) (b)    (CLASS F)
                                             -------------------  ---------------------  -------------  ------------
INVESTMENT INCOME:
   Dividends                                       $    233              $    864            $  --       $   943,670
                                                   --------              --------            -----       -----------
EXPENSES:
   Mortality and expense risk charges                54,812                49,967               94           853,485
   Administrative charges                             4,446                 4,142                8            71,246
                                                   --------              --------            -----       -----------
      Total expenses                                 59,258                54,109              102           924,731
                                                   --------              --------            -----       -----------
         Net investment income (loss)               (59,025)              (53,245)            (102)           18,939
                                                   --------              --------            -----       -----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                        4,193                 3,456               --         1,592,198
   Realized gains (losses) on sale of
      investments                                    22,233                42,937               (1)          495,872
                                                   --------              --------            -----       -----------
         Net realized gains (losses)                 26,426                46,393               (1)        2,088,070
                                                   --------              --------            -----       -----------
   Change in unrealized gains (losses)
      on investments                                 70,115                43,551             (648)       (1,034,717)
                                                   --------              --------            -----       -----------
   Net increase (decrease) in net assets
      resulting from operations                    $ 37,516              $ 36,699            $(751)      $ 1,072,292
                                                   ========              ========            =====       ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                 MSF WESTERN ASSET  MSF WESTERN ASSET
                                             MSF OPPENHEIMER  MSF T. ROWE PRICE     MANAGEMENT         MANAGEMENT
                                              GLOBAL EQUITY   LARGE CAP GROWTH    HIGH YIELD BOND    U.S. GOVERNMENT
                                               SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                (CLASS B)         (CLASS B)        (CLASS A) (a)        (CLASS A)
                                             ---------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends                                    $ 142,739          $  4,707           $ 31,361            $7,109
                                                ---------          --------           --------            ------
EXPENSES:
   Mortality and expense risk charges             307,104            40,106              2,327             5,063
   Administrative charges                          24,163             3,535                172               393
                                                ---------          --------           --------            ------
      Total expenses                              331,267            43,641              2,499             5,456
                                                ---------          --------           --------            ------
         Net investment income (loss)            (188,528)          (38,934)            28,862             1,653
                                                ---------          --------           --------            ------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                    236,670            21,713              2,689                --
   Realized gains (losses) on sale of
      investments                                 184,735            49,902              5,645               983
                                                ---------          --------           --------            ------
         Net realized gains (losses)              421,405            71,615              8,334               983
                                                ---------          --------           --------            ------
   Change in unrealized gains (losses)
      on investments                              424,149           133,985            (24,907)            3,195
                                                ---------          --------           --------            ------
   Net increase (decrease) in net assets
      resulting from operations                 $ 657,026          $166,666           $ 12,289            $5,831
                                                =========          ========           ========            ======

                                                      PIMCO VIT                 PIMCO VIT
                                                     REAL RETURN              TOTAL RETURN
                                                     SUBACCOUNT                SUBACCOUNT
                                             (ADMINISTRATIVE CLASS) (a)  (ADMINISTRATIVE CLASS)
                                             --------------------------  ----------------------
INVESTMENT INCOME:
   Dividends                                         $   299,432                $2,925,315
                                                     -----------                ----------
EXPENSES:
   Mortality and expense risk charges                    114,164                 1,084,442
   Administrative charges                                  9,522                    91,392
                                                     -----------                ----------
      Total expenses                                     123,686                 1,175,834
                                                     -----------                ----------
         Net investment income (loss)                    175,746                 1,749,481
                                                     -----------                ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:
   Realized gain distributions                                --                        --
   Realized gains (losses) on sale of
      investments                                     (1,176,671)                 (170,768)
                                                     -----------                ----------
         Net realized gains (losses)                  (1,176,671)                 (170,768)
                                                     -----------                ----------
   Change in unrealized gains (losses)
      on investments                                   1,368,020                 2,393,377
                                                     -----------                ----------
   Net increase (decrease) in net assets
      resulting from operations                      $   367,095                $3,972,090
                                                     ===========                ==========

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER AMERICA      PIONEER     PIONEER CULLEN  PIONEER EMERGING
                                               INCOME VCT        BOND VCT        VALUE VCT       MARKETS VCT
                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                             (CLASS II) (c)   (CLASS II) (d)    (CLASS II)       (CLASS II)
                                             ---------------  --------------  --------------  ----------------
INVESTMENT INCOME:
   Dividends                                     $ 67,342         $ 9,989        $  7,043         $  3,117
                                                 --------         -------        --------         --------
EXPENSES:
   Mortality and expense risk charges              28,870           4,313          16,265           17,465
   Administrative charges                           2,194             328           1,233            1,259
                                                 --------         -------        --------         --------
      Total expenses                               31,064           4,641          17,498           18,724
                                                 --------         -------        --------         --------
         Net investment income (loss)              36,278           5,348         (10,455)         (15,607)
                                                 --------         -------        --------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions                         --              --              --           92,839
   Realized gains (losses) on sale of
      investments                                 (17,007)            136           8,216           92,197
                                                 --------         -------        --------         --------
         Net realized gains (losses)              (17,007)            136           8,216          185,036
                                                 --------         -------        --------         --------
   Change in unrealized gains (losses)
      on investments                               33,753          11,191          33,594          103,421
                                                 --------         -------        --------         --------
   Net increase (decrease) in net assets
      resulting from operations                  $ 53,024         $16,675        $ 31,355         $272,850
                                                 ========         =======        ========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER EQUITY  PIONEER EQUITY     PIONEER   PIONEER GLOBAL  PIONEER HIGH
                                               INCOME VCT    OPPORTUNITY VCT   FUND VCT   HIGH YIELD VCT    YIELD VCT
                                               SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                               (CLASS II)    (CLASS II) (c)   (CLASS II)    (CLASS II)     (CLASS II)
                                             --------------  ---------------  ----------  --------------  ------------
INVESTMENT INCOME:
   Dividends                                   $  57,179         $    95       $ 16,054      $ 230,778      $135,389
                                               ---------         -------       --------      ---------      --------
EXPENSES:
   Mortality and expense risk charges             48,394           1,009         32,545         64,599        53,667
   Administrative charges                          3,677              80          2,325          4,317         4,000
                                               ---------         -------       --------      ---------      --------
      Total expenses                              52,071           1,089         34,870         68,916        57,667
                                               ---------         -------       --------      ---------      --------
         Net investment income (loss)              5,108            (994)       (18,816)       161,862        77,722
                                               ---------         -------       --------      ---------      --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions                    77,835          11,863             --         39,878         2,480
   Realized gains (losses) on sale of
      investments                                 52,890           4,593         52,386          4,774         3,996
                                               ---------         -------       --------      ---------      --------
         Net realized gains (losses)             130,725          16,456         52,386         44,652         6,476
                                               ---------         -------       --------      ---------      --------
   Change in unrealized gains (losses)
      on investments                            (179,543)         (8,766)         6,129       (216,254)        3,207
                                               ---------         -------       --------      ---------      --------
   Net increase (decrease) in net assets
      resulting from operations                $ (43,710)        $ 6,696       $ 39,699      $  (9,740)     $ 87,405
                                               =========         =======       ========      =========      ========

                                             PIONEER IBBOTSON
                                                AGGRESSIVE
                                              ALLOCATION VCT
                                                SUBACCOUNT
                                                (CLASS II)
                                             ----------------
INVESTMENT INCOME:
   Dividends                                     $ 9,963
                                                 -------
EXPENSES:
   Mortality and expense risk charges             16,739
   Administrative charges                          1,242
                                                 -------
      Total expenses                              17,981
                                                 -------
         Net investment income (loss)             (8,018)
                                                 -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions                    24,389
   Realized gains (losses) on sale of
      investments                                  3,659
                                                 -------
         Net realized gains (losses)              28,048
                                                 -------
   Change in unrealized gains (losses)
      on investments                               3,414
                                                 -------
   Net increase (decrease) in net assets
      resulting from operations                  $23,444
                                                 =======

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER IBBOTSON  PIONEER IBBOTSON
                                                  GROWTH           MODERATE          PIONEER       PIONEER INTERNATIONAL
                                              ALLOCATION VCT    ALLOCATION VCT   INDEPENDENCE VCT        VALUE VCT
                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                (CLASS II)        (CLASS II)        (CLASS II)           (CLASS II)
                                             ----------------  ----------------  ----------------  ---------------------
INVESTMENT INCOME:
   Dividends                                     $ 170,323         $  76,938          $    --             $  2,576
                                                 ---------         ---------          -------             --------
EXPENSES:
   Mortality and expense risk charges              390,880           177,482            2,714               15,873
   Administrative charges                           24,573            11,448              212                1,224
                                                 ---------         ---------          -------             --------
      Total expenses                               415,453           188,930            2,926               17,097
                                                 ---------         ---------          -------             --------
         Net investment income (loss)             (245,130)         (111,992)          (2,926)             (14,521)
                                                 ---------         ---------          -------             --------
NET REALIZED AND UNREALIZED  GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                     310,762            94,007               --                8,901
   Realized gains (losses) on sale of
      investments                                  124,978            80,434            5,187               31,712
                                                 ---------         ---------          -------             --------
         Net realized gains (losses)               435,740           174,441            5,187               40,613
                                                 ---------         ---------          -------             --------
   Change in unrealized gains (losses) on
      investments                                  199,440           117,462            5,146               48,720
                                                 ---------         ---------          -------             --------
   Net increase (decrease) in net assets
      resulting from operations                  $ 390,050         $ 179,911          $ 7,407             $ 74,812
                                                 =========         =========          =======             ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                              PIONEER OAK RIDGE                            PIONEER
                                             PIONEER MID CAP      LARGE CAP      PIONEER REAL ESTATE  SMALL AND MID CAP
                                                VALUE VCT         GROWTH VCT         SHARES VCT            GROWTH VCT
                                                SUBACCOUNT        SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                (CLASS II)        (CLASS II)         (CLASS II)          (CLASS II) (c)
                                             ---------------  -----------------  -------------------  -----------------
INVESTMENT INCOME:
   Dividends                                    $  12,244           $  2,192          $  19,899           $      --
                                                ---------           --------          ---------           ---------
EXPENSES:
   Mortality and expense risk charges              41,463             23,452             15,302              15,053
   Administrative charges                           3,190              1,720              1,158               1,087
                                                ---------           --------          ---------           ---------
      Total expenses                               44,653             25,172             16,460              16,140
                                                ---------           --------          ---------           ---------
         Net investment income (loss)             (32,409)           (22,980)             3,439             (16,140)
                                                ---------           --------          ---------           ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                    218,789              4,464             71,141             293,524
   Realized gains (losses) on sale of
      investments                                 (11,766)            14,587             14,296             (54,769)
                                                ---------           --------          ---------           ---------
         Net realized gains (losses)              207,023             19,051             85,437             238,755
                                                ---------           --------          ---------           ---------
   Change in unrealized gains (losses) on
      investments                                (110,652)            68,477           (256,935)            (91,662)
                                                ---------           --------          ---------           ---------
   Net increase (decrease) in net assets
      resulting from operations                 $  63,962           $ 64,548          $(168,059)          $ 130,953
                                                =========           ========          =========           =========

                                             PIONEER SMALL CAP  PIONEER STRATEGIC
                                                 VALUE VCT          INCOME VCT
                                                 SUBACCOUNT         SUBACCOUNT
                                                 (CLASS II)         (CLASS II)
                                             -----------------  -----------------
INVESTMENT INCOME:
   Dividends                                     $   3,757          $ 175,944
                                                 ---------          ---------
EXPENSES:
   Mortality and expense risk charges               15,583             69,476
   Administrative charges                            1,151              5,123
                                                 ---------          ---------
      Total expenses                                16,734             74,599
                                                 ---------          ---------
         Net investment income (loss)              (12,977)           101,345
                                                 ---------          ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                     174,477             19,021
   Realized gains (losses) on sale of
      investments                                   (2,558)            (4,403)
                                                 ---------          ---------
         Net realized gains (losses)               171,919             14,618
                                                 ---------          ---------
   Change in unrealized gains (losses) on
      investments                                 (231,759)            13,906
                                                 ---------          ---------
   Net increase (decrease) in net assets
      resulting from operations                  $ (72,817)         $ 129,869
                                                 =========          =========

   The accompanying notes are an integral part of these financial statements.

                                                                   PUTNAM VT           PUTNAM VT           PUTNAM VT
                                             PIONEER VALUE VCT  DISCOVERY GROWTH  INTERNATIONAL EQUITY  SMALL CAP VALUE
                                                 SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                               (CLASS II) (c)      (CLASS IB)        (CLASS IB) (a)      (CLASS IB) (a)
                                             -----------------  ----------------  --------------------  ---------------
INVESTMENT INCOME:
   Dividends                                     $  20,490          $    --             $  61,506         $    38,996
                                                 ---------          -------             ---------         -----------
EXPENSES:
   Mortality and expense risk charges               13,614            1,077                12,412              42,202
   Administrative charges                              978              109                 1,059               3,415
                                                 ---------          -------             ---------         -----------
      Total expenses                                14,592            1,186                13,471              45,617
                                                 ---------          -------             ---------         -----------
         Net investment income (loss)                5,898           (1,186)               48,035              (6,621)
                                                 ---------          -------             ---------         -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                      52,973            6,296               266,257             779,927
   Realized gains (losses) on sale of
      investments                                   53,509            1,039               711,975           1,047,307
                                                 ---------          -------             ---------         -----------
         Net realized gains (losses)               106,482            7,335               978,232           1,827,234
                                                 ---------          -------             ---------         -----------
   Change in unrealized gains (losses) on
      investments                                 (112,563)            (316)             (856,574)         (1,360,720)
                                                 ---------          -------             ---------         -----------
   Net increase (decrease) in net assets
      resulting from operations                  $    (183)         $ 5,833             $ 169,693         $   459,893
                                                 =========          =======             =========         ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             VAN KAMPEN LIT  VAN KAMPEN LIT   VAN KAMPEN LIT
                                                COMSTOCK       ENTERPRISE    STRATEGIC GROWTH
                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                               (CLASS II)      (CLASS II)        CLASS I)
                                             --------------  --------------  ----------------
INVESTMENT INCOME:
   Dividends                                    $  30,939         $   4          $     498
                                                ---------         -----          ---------
EXPENSES:
   Mortality and expense risk charges              35,765            50             17,467
   Administrative charges                           2,683             4              1,630
                                                ---------         -----          ---------
      Total expenses                               38,448            54             19,097
                                                ---------         -----          ---------
         Net investment income (loss)              (7,509)          (50)           (18,599)
                                                ---------         -----          ---------
NET REALIZED AND UNREALIZED  GAINS (LOSSES)
   ON INVESTMENTS:
   Realized gain distributions                     42,920            --                 --
   Realized gains (losses) on sale of
      investments                                 121,451            13             21,154
                                                ---------         -----          ---------
         Net realized gains (losses)              164,371            13             21,154
                                                ---------         -----          ---------
   Change in unrealized gains (losses) on
      investments                                (198,699)          268            148,963
                                                ---------         -----          ---------
   Net increase (decrease) in net assets
      resulting from operations                 $ (41,837)        $ 231          $ 151,518
                                                =========         =====          =========

   The accompanying notes are an integral part of these financial statements.

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     AIM V.I. MID CAP CORE     AIM V.I. CAPITAL      AIM V.I. CORE EQUITY
                                       EQUITY SUBACCOUNT    APPRECIATION SUBACCOUNT       SUBACCOUNT
                                          (SERIES II)             (SERIES II)             (SERIES I)
                                    ----------------------  -----------------------  --------------------
                                      2007        2006        2007 (a)      2006      2007 (a)   2006 (b)
                                    --------  ------------  -----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $ (7,275)   $ (4,968)   $    (7,658) $  (22,821) $    (554) $ (1,232)
   Net realized gains (losses)        11,088      38,766        244,371      14,775     18,237     3,754
   Change in unrealized gains
      (losses) on investments         19,725      (4,029)      (165,502)     40,930     (9,269)    9,270
                                    --------    --------    -----------  ----------  ---------  --------
      Net increase (decrease) in
         net assets resulting from
         operations                   23,538      29,769         71,211      32,884      8,414    11,792
                                    --------    --------    -----------  ----------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,667      25,850         14,969     191,492         --        --
   Transfers from other funding
      options                         15,311      10,144          2,172      37,954         --   205,657
   Contract charges                      (81)        (96)            --        (192)        --       (36)
   Contract surrenders               (10,800)    (12,118)        (6,420)    (62,734)      (788)  (99,029)
   Transfers to other funding
      options                        (66,085)    (13,716)    (1,181,725)    (70,029)  (125,556)     (451)
   Other receipts (payments)              --          --             --      (5,555)        (3)       --
                                    --------    --------    -----------  ----------  ---------  --------
      Net increase (decrease) in
         net assets resulting from
         contract transactions       (59,988)     10,064     (1,171,004)     90,936   (126,347)  106,141
                                    --------    --------    -----------  ----------  ---------  --------
      Net increase (decrease) in
         net assets                  (36,450)     39,833     (1,099,793)    123,820   (117,933)  117,933
NET ASSETS:
   Beginning of period               364,244     324,411      1,099,793     975,973    117,933        --
                                    --------    --------    -----------  ----------  ---------  --------
   End of period                    $327,794    $364,244    $        --  $1,099,793  $      --  $117,933
                                    ========    ========    ===========  ==========  =========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      AMERICAN FUNDS GLOBAL     AMERICAN FUNDS GROWTH   AMERICAN FUNDS GROWTH-INCOME
                                        GROWTH SUBACCOUNT            SUBACCOUNT                  SUBACCOUNT
                                            (CLASS 2)                 (CLASS 2)                   (CLASS 2)
                                    ------------------------  ------------------------  ----------------------------
                                        2007         2006         2007         2006         2007          2006
                                    -----------  -----------  -----------  -----------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   244,518  $  (313,141) $(1,079,261) $  (960,639) $  (451,185)   $  (353,456)
   Net realized gains (losses)        2,289,084      442,823    8,255,544    1,573,868    4,713,912      2,663,236
   Change in unrealized gains
      (losses) on investments         1,371,714    4,550,685    1,139,248    5,524,780   (1,639,529)     7,606,781
                                    -----------  -----------  -----------  -----------  -----------    -----------
      Net increase (decrease) in
         net assets resulting from
         operations                   3,905,316    4,680,367    8,315,531    6,138,009    2,623,198      9,916,561
                                    -----------  -----------  -----------  -----------  -----------    -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              836,980    1,347,482    1,125,099    2,596,420      907,293      2,088,625
   Transfers from other funding
      options                         3,492,224    3,980,228    3,921,879    9,612,794    3,195,908      6,024,851
   Contract charges                      (3,938)      (4,010)      (9,873)     (10,649)     (10,330)       (11,498)
   Contract surrenders               (1,869,280)  (1,052,551)  (4,839,537)  (4,293,084)  (5,108,501)    (4,062,042)
   Transfers to other funding
      options                        (1,857,092)  (1,462,503)  (5,622,616)  (3,845,995)  (4,536,134)    (2,509,904)
   Other receipts (payments)            (63,993)    (263,310)    (165,044)    (573,343)    (400,302)      (185,984)
                                    -----------  -----------  -----------  -----------  -----------    -----------
      Net increase (decrease) in
         net assets resulting from
         contract transactions          534,901    2,545,336   (5,590,092)   3,486,143   (5,952,066)     1,344,048
                                    -----------  -----------  -----------  -----------  -----------    -----------
      Net increase (decrease) in
         net assets                   4,440,217    7,225,703    2,725,439    9,624,152   (3,328,868)    11,260,609
NET ASSETS:
   Beginning of period               31,330,238   24,104,535   83,559,742   73,935,590   85,922,911     74,662,302
                                    -----------  -----------  -----------  -----------  -----------    -----------
   End of period                    $35,770,455  $31,330,238  $86,285,181  $83,559,742  $82,594,043    $85,922,911
                                    ===========  ===========  ===========  ===========  ===========    ===========

                                    CREDIT SUISSE TRUST
                                     EMERGING MARKETS
                                        SUBACCOUNT
                                    ------------------
                                    2007 (a)    2006
                                    --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    (88) $  (203)
   Net realized gains (losses)         9,234    2,784
   Change in unrealized gains
      (losses) on investments         (8,446)   1,312
                                    --------  -------
      Net increase (decrease) in
         net assets resulting from
         operations                      700    3,893
                                    --------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                --       --
   Transfers from other funding
      options                             --       --
   Contract charges                       --       (5)
   Contract surrenders                    --   (4,948)
   Transfers to other funding
      options                        (15,620)      --
   Other receipts (payments)              (3)      --
                                    --------  -------
      Net increase (decrease) in
         net assets resulting from
         contract transactions       (15,623)  (4,953)
                                    --------  -------
      Net increase (decrease) in
         net assets                  (14,923)  (1,060)
NET ASSETS:
   Beginning of period                14,923   15,983
                                    --------  -------
   End of period                    $     --  $14,923
                                    ========  =======

   The accompanying notes are an integral part of these financial statements.

                                     DREYFUS VIF APPRECIATION  DREYFUS VIF DEVELOPING  FIDELITY VIP CONTRAFUND
                                            SUBACCOUNT           LEADERS SUBACCOUNT          SUBACCOUNT
                                         (INITIAL SHARES)         (INITIAL SHARES)        (SERVICE CLASS 2)
                                     ------------------------  ----------------------  -----------------------
                                       2007         2006          2007        2006        2007         2006
                                     --------  --------------  ---------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (2,732)    $ (2,130)    $  (6,433)  $ (8,102)   $  (50,166) $  (39,529)
   Net realized gains (losses)          7,738       11,390        59,541     39,499     1,015,078     409,773
   Change in unrealized gains
      (losses) on investments          18,996       51,619      (115,648)   (24,311)     (484,030)    (76,415)
                                     --------     --------     ---------   --------    ----------  ----------
      Net increase (decrease) in
         net assets resulting from
         operations                    24,002       60,879       (62,540)     7,086       480,882     293,829
                                     --------     --------     ---------   --------    ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received  from
      contract owners                   7,151       11,339         1,541      3,002        12,982     161,822
   Transfers from other funding
      options                             108       26,702        24,909     39,904       204,321     415,962
   Contract charges                       (40)         (43)          (44)       (60)         (483)       (536)
   Contract surrenders                (22,114)     (53,436)      (12,666)   (17,324)     (527,872)   (420,543)
   Transfers to other funding
      options                          (2,554)     (29,525)      (11,668)    (6,102)     (163,789)   (149,331)
   Other receipts (payments)               --           --            --         --       (13,694)    (18,109)
                                     --------     --------     ---------   --------    ----------  ----------
      Net increase (decrease) in
         net assets resulting from
         contract transactions        (17,449)     (44,963)        2,072     19,420      (488,535)    (10,735)
                                     --------     --------     ---------   --------    ----------  ----------
      Net increase (decrease) in
         net assets                     6,553       15,916       (60,468)    26,506        (7,653)    283,094
NET ASSETS:
   Beginning of period                481,561      465,645       488,638    462,132     3,483,396   3,200,302
                                     --------     --------     ---------   --------    ----------  ----------
   End of period                     $488,114     $481,561     $ 428,170   $488,638    $3,475,743  $3,483,396
                                     ========     ========     =========   ========    ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                            FIDELITY VIP       FIDELITY VIP DYNAMIC        FIDELITY VIP
                                             CONTRAFUND        CAPITAL APPRECIATION           MID CAP
                                             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                           (SERVICE CLASS)       (SERVICE CLASS 2)      (SERVICE CLASS 2)
                                     ------------------------  --------------------  ------------------------
                                         2007         2006       2007       2006         2007         2006
                                     -----------  -----------  -------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (424,414) $  (291,340) $(1,586)  $ (1,852)   $  (435,059) $  (497,116)
   Net realized gains (losses)         9,686,722    3,105,608   11,768     20,387      3,488,214    3,559,979
   Change in unrealized gains
      (losses) on investments         (4,324,818)     (40,160)  (6,264)    (8,281)       497,404     (522,484)
                                     -----------  -----------  -------   --------    -----------  -----------
      Net increase (decrease) in
         net assets resulting from
         operations                    4,937,490    2,774,108    3,918     10,254      3,550,559    2,540,379
                                     -----------  -----------  -------   --------    -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                    363,417    1,673,850       --         --        422,484      996,917
   Transfers from other funding
      options                          2,093,009    6,387,875      632     42,067      1,432,789    4,148,600
   Contract charges                       (4,579)      (4,879)     (21)       (22)        (3,921)      (4,252)
   Contract surrenders                (2,301,115)  (1,660,023)  (8,072)   (66,392)    (2,280,580)  (1,522,555)
   Transfers to other funding
      options                         (2,323,166)  (1,904,517)  (2,469)    (4,077)    (2,808,089)  (2,042,646)
   Other receipts (payments)            (280,213)     (19,486)      --         --       (102,270)     (64,813)
                                     -----------  -----------  -------   --------    -----------  -----------
      Net increase (decrease) in
         net assets resulting from
         contract transactions        (2,452,647)   4,472,820   (9,930)   (28,424)    (3,339,587)   1,511,251
                                     -----------  -----------  -------   --------    -----------  -----------
      Net increase (decrease) in
         net assets                    2,484,843    7,246,928   (6,012)   (18,170)       210,972    4,051,630
NET ASSETS:
   Beginning of period                34,107,661   26,860,733   82,675    100,845     28,564,778   24,513,148
                                     -----------  -----------  -------   --------    -----------  -----------
   End of period                     $36,592,504  $34,107,661  $76,663   $ 82,675    $28,775,750  $28,564,778
                                     ===========  ===========  =======   ========    ===========  ===========

                                          FTVIPT FRANKLIN
                                         INCOME SECURITIES
                                            SUBACCOUNT
                                             (CLASS 2)
                                     ------------------------
                                         2007        2006
                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   178,614  $    93,230
   Net realized gains (losses)           183,829       56,356
   Change in unrealized gains
      (losses) on investments           (223,940)     961,863
                                     -----------  -----------
      Net increase (decrease) in
         net assets resulting from
         operations                      138,503    1,111,449
                                     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                    634,505      846,038
   Transfers from other funding
      options                          4,006,423    6,346,431
   Contract charges                         (878)        (535)
   Contract surrenders                  (595,761)    (315,248)
   Transfers to other funding
      options                         (1,111,608)    (596,384)
   Other receipts (payments)            (137,608)     (36,126)
                                     -----------  -----------
      Net increase (decrease) in
         net assets resulting from
         contract transactions         2,795,073    6,244,176
                                     -----------  -----------
      Net increase (decrease) in
         net assets                    2,933,576    7,355,625
NET ASSETS:
   Beginning of period                10,973,878    3,618,253
                                     -----------  -----------
   End of period                     $13,907,454  $10,973,878
                                     ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                      FTVIPT FRANKLIN RISING          FTVIPT FRANKLIN          FTVIPT TEMPLETON DEVELOPING
                                       DIVIDENDS SECURITIES   SMALL-MID CAP GROWTH SECURITIES      MARKETS SECURITIES
                                            SUBACCOUNT                  SUBACCOUNT                     SUBACCOUNT
                                            (CLASS 2)                   (CLASS 2)                      (CLASS 2)
                                      ----------------------  -------------------------------  ---------------------------
                                         2007        2006            2007           2006          2007           2006
                                      ----------  ----------     -----------    -----------     ----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    6,901  $  (38,559)    $ (136,180)     $ (131,610)    $    33,540  $  (123,586)
   Net realized gains (losses)           116,702      46,812        721,861         159,011       2,389,123      543,642
   Change in unrealized gains
      (losses) on investments           (301,271)    464,443         31,153         403,987       1,550,085    2,708,385
                                      ----------  ----------     ----------      ----------     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (177,668)    472,696        616,834         431,388       3,972,748    3,128,441
                                      ----------  ----------     ----------      ----------     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                83,297     201,756         98,294         218,492         271,432    1,257,770
   Transfers from other funding
      options                            205,734     209,847        461,091         341,747       3,428,492    5,224,413
   Contract charges                         (557)       (598)          (934)         (1,069)         (1,875)      (1,733)
   Contract surrenders                  (156,581)   (110,243)      (481,050)       (627,174)     (1,471,497)    (454,817)
   Transfers to other funding
      options                           (167,067)   (111,418)      (435,494)       (373,709)     (2,566,335)  (2,801,307)
   Other receipts (payments)             (28,510)    (24,894)         5,448          (1,388)       (229,762)    (152,997)
                                      ----------  ----------     ----------      ----------     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (63,684)    164,450       (352,645)       (443,101)       (569,545)   3,071,329
                                      ----------  ----------     ----------      ----------     -----------  -----------
      Net increase (decrease)
         in net assets                  (241,352)    637,146        264,189         (11,713)      3,403,203    6,199,770
NET ASSETS:
   Beginning of period                 3,794,509   3,157,363      6,744,744       6,756,457      16,599,326   10,399,556
                                      ----------  ----------     ----------      ----------     -----------  -----------
   End of period                      $3,553,157  $3,794,509     $7,008,933      $6,744,744     $20,002,529  $16,599,326
                                      ==========  ==========     ==========      ==========     ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          FTVIPT TEMPLETON         JANUS ASPEN           JANUS ASPEN           JANUS ASPEN
                                         FOREIGN SECURITIES    GLOBAL LIFE SCIENCES   GLOBAL TECHNOLOGY      MID CAP GROWTH
                                             SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             (CLASS 2)           (SERVICE SHARES)      (SERVICE SHARES)     (SERVICE SHARES)
                                     ------------------------  --------------------  ------------------  ----------------------
                                         2007         2006       2007       2006       2007      2006       2007        2006
                                     -----------  -----------  --------   -------    --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (17,237) $  (184,484)  $  (212)  $  (238)   $ (2,305) $ (2,959) $  (22,801) $  (20,509)
   Net realized gains (losses)         2,050,069      335,409        80     1,451      15,933     3,324      75,578      60,864
   Change in unrealized gains
      (losses) on investments          1,541,731    4,041,542     2,149      (514)      9,073     5,163     169,981      84,089
                                     -----------  -----------   -------   -------    --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,574,563    4,192,467     2,017       699      22,701     5,528     222,758     124,444
                                     -----------  -----------   -------   -------    --------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               619,783    1,349,295        --        --       1,418        --      15,992      24,242
   Transfers from other funding
      options                          2,447,359    4,369,231        --        --      12,136     8,837     583,676      69,958
   Contract charges                       (2,749)      (2,920)       --        (2)        (27)      (41)       (232)       (260)
   Contract surrenders                (1,348,894)    (873,210)       --    (1,200)     (8,064)  (20,571)   (157,315)   (156,597)
   Transfers to other funding
      options                         (1,752,851)  (1,760,878)       --    (3,188)    (41,550)   54,455     (90,152)   (154,399)
   Other receipts (payments)            (159,395)    (230,051)       --        --          --   (56,035)         --     (12,095)
                                     -----------  -----------   -------   -------    --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (196,747)   2,851,467        --    (4,390)    (36,087)  (13,355)    351,969    (229,151)
                                     -----------  -----------   -------   -------    --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets                 3,377,816    7,043,934     2,017    (3,691)    (13,386)   (7,827)    574,727    (104,707)
NET ASSETS:
   Beginning of period                27,232,484   20,188,550    10,354    14,045     138,541   146,368   1,139,584   1,244,291
                                     -----------  -----------   -------   -------    --------  --------  ----------  ----------
   End of period                     $30,610,300  $27,232,484   $12,371   $10,354    $125,155  $138,541  $1,714,311  $1,139,584
                                     ===========  ===========   =======   =======    ========  ========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                        JANUS ASPEN
                                     WORLDWIDE GROWTH        LMPIS PREMIER         LMPVET AGGRESSIVE GROWTH
                                        SUBACCOUNT      SELECTIONS ALL CAP GROWTH        SUBACCOUNT
                                     (SERVICE SHARES)          SUBACCOUNT                 (CLASS I)
                                     -----------------  ------------------------   ------------------------
                                       2007      2006       2007 (a)    2006          2007         2006
                                     -------   -------     ---------  --------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (977) $  (172)    $  (2,119) $ (6,682)    $(1,001,438) $(1,015,741)
   Net realized gains (losses          10,026      499        64,738    17,404       2,242,858      959,504
   Change in unrealized gains
      (losses) on investments          (2,617)  11,675       (46,883)    9,138      (1,385,829)   3,455,259
                                     --------  -------     ---------  --------     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                6,432   12,002        15,736    19,860        (144,409)   3,399,022
                                     --------  -------     ---------  --------     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --       --            --        --         246,535    1,066,551
   Transfers from other funding
      options                           2,260       12           933    89,091       2,416,752    2,982,688
   Contract charges                       (28)     (29)           --      (99)          (7,797)      (9,019)
   Contract surrenders                (28,455)  (1,417)       (1,647)  (18,611)     (4,173,264)  (3,485,967)
   Transfers to other funding
      options                          (7,132)    (416)     (446,480)     (345)     (3,558,172)  (1,931,152)
   Other receipts (payments)               --       --            (8)       --        (282,446)    (393,950)
                                     --------  -------     ---------  --------     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (33,355)  (1,850)     (447,202)   70,036      (5,358,392)  (1,770,849)
                                     --------  -------     ---------  --------     -----------  -----------
      Net increase (decrease)
         in net assets                (26,923)  10,152      (431,466)   89,896      (5,502,801)   1,628,173
NET ASSETS:
   Beginning of period                 87,053   76,901       431,466   341,570      53,332,115   51,703,942
                                     --------  -------     ---------  --------     -----------  -----------
   End of period                     $ 60,130  $87,053     $      --  $431,466     $47,829,314  $53,332,115
                                     ========  =======     =========  ========     ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH    LMPVET APPRECIATION    LMPVET APPRECIATION
                                            SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                                            (CLASS II)                (CLASS I)             (CLASS II)
                                     ------------------------  -----------------------  -------------------
                                          2007 (c)     2006        2007        2006       2007 (c)    2006
                                        ----------    -----    ----------  -----------  -----------  ------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $ (27,772)    $ --    $ (201,230) $  (187,959)  $   47,992  $ --
   Net realized gains (losses                8,589       --     2,511,030    1,116,622      691,074    --
   Change in unrealized gains
      (losses) on investments              (73,281)      --      (912,313)   1,750,846     (620,382)   --
                                        ----------     ----    ----------  -----------   ----------  ----
      Net increase (decrease)
         in net assets resulting
         from operations                   (92,464)      --     1,397,487    2,679,509      118,684    --
                                        ----------     ----    ----------  -----------   ----------  ----
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   2,281       --        95,160      142,335           --    --
   Transfers from other funding
      options                            2,012,365       --       493,640      770,001    9,491,112    --
   Contract charges                           (137)      --        (3,554)      (3,938)          (4)   --
   Contract surrenders                     (92,157)      --    (1,556,086)  (2,111,364)     (88,224)   --
   Transfers to other funding
      options                              (45,242)      --    (1,591,140)    (724,693)    (137,201)   --
   Other receipts (payments)               (17,723)      --       (50,410)    (233,634)          --    --
                                        ----------     ----    ----------  -----------   ----------  ----
      Net increase (decrease)
         in net assets resulting
         from contract transactions      1,859,387       --    (2,612,390)  (2,161,293)   9,265,683    --
                                        ----------     ----    ----------  -----------   ----------  ----
      Net increase (decrease)
         in net assets                   1,766,923       --    (1,214,903)     518,216    9,384,367    --
NET ASSETS:
   Beginning of period                          --       --    22,931,418   22,413,202           --    --
                                        ----------     ----    ----------  -----------   ----------  ----
   End of period                        $1,766,923     $ --    21,716,515  $22,931,418   $9,384,367  $ --
                                        ==========     ====    ==========  ===========   ==========  ====

                                          LMPVET CAPITAL
                                            SUBACCOUNT
                                     ------------------------
                                         2007         2006
                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $(1,240,921) $(1,043,066)
   Net realized gains (losses          5,505,083    4,532,733
   Change in unrealized gains
      (losses) on investments         (4,147,597)   4,566,097
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 116,565    8,055,764
                                     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               429,260    1,851,577
   Transfers from other funding
      options                            723,747    3,424,863
   Contract charges                      (10,257)     (11,771)
   Contract surrenders                (5,501,041)  (4,370,342)
   Transfers to other funding
      options                         (3,734,676)  (5,276,522)
   Other receipts (payments)            (255,621)    (464,746)
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (8,348,588)  (4,846,941)
                                     -----------  -----------
      Net increase (decrease)
         in net assets                (8,232,023)   3,208,823
NET ASSETS:
   Beginning of period                77,565,784   74,356,961
                                     -----------  -----------
   End of period                     $69,333,761  $77,565,784
                                     ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                       LMPVET           LMPVET EQUITY INDEX       LMPVET FUNDAMENTAL VALUE
                                                  DIVIDEND STRATEGY          SUBACCOUNT                  SUBACCOUNT
                                                     SUBACCOUNT              (CLASS II)                   (CLASS I)
                                               ----------------------  ------------------------  -------------------------
                                                  2007        2006         2007         2006         2007          2006
                                               ----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $    3,902  $    3,014  $   (56,712) $   (90,743) $  (334,149)  $  (127,941)
   Net realized gains (losses)                     69,176      47,439      977,386      525,978    3,091,920     1,917,352
   Change in unrealized gains (losses) on
      investments                                  30,289     324,251     (558,820)   1,058,330   (3,575,933)    3,421,844
                                               ----------  ----------  -----------  -----------  -----------   -----------
      Net increase (decrease) in net assets
         resulting from operations                103,367     374,704      361,854    1,493,565     (818,162)    5,211,255
                                               ----------  ----------  -----------  -----------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                        1,862      46,127      105,812      203,881      268,444       696,218
   Transfers from other funding options           391,783     151,273      326,708      354,437   13,693,229     1,310,986
   Contract charges                                  (511)       (638)      (1,435)      (1,641)      (7,820)       (6,351)
   Contract surrenders                           (133,731)   (304,135)  (1,314,437)  (1,631,410)  (4,260,233)   (2,428,606)
   Transfers to other funding options            (231,274)   (133,027)    (457,059)    (568,050)  (2,566,852)   (1,363,927)
   Other receipts (payments)                           --     (26,854)     (55,816)     (23,002)    (256,824)     (279,957)
                                               ----------  ----------  -----------  -----------  -----------   -----------
      Net increase (decrease) in net assets
         resulting from contract transactions      28,129    (267,254)  (1,396,227)  (1,665,785)   6,869,944    (2,071,637)
                                               ----------  ----------  -----------  -----------  -----------   -----------
      Net increase (decrease) in net assets       131,496     107,450   (1,034,373)    (172,220)   6,051,782     3,139,618
NET ASSETS:
   Beginning of period                          2,581,379   2,473,929   12,297,612   12,469,832   40,114,840    36,975,222
                                               ----------  ----------  -----------  -----------  -----------   -----------
   End of period                               $2,712,875  $2,581,379  $11,263,239  $12,297,612  $46,166,622   $40,114,840
                                               ==========  ==========  ===========  ===========  ===========   ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                         LMPVET             LMPVET INTERNATIONAL
                                                     GLOBAL EQUITY          ALL CAP OPPORTUNITY
                                                       SUBACCOUNT                SUBACCOUNT
                                               --------------------------  ----------------------
                                                   2007          2006          2007       2006
                                               ------------  ------------  ----------   ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (408,253)  $  (218,099)    $ (1,444)  $  1,035
   Net realized gains (losses)                   1,941,330     1,037,818      111,531     10,858
   Change in unrealized gains (losses) on
      investments                                 (755,466)    2,479,199      (98,109)    38,057
                                               -----------   -----------     --------   --------
      Net increase (decrease) in net assets
         resulting from operations                 777,611     3,298,918       11,978     49,950
                                               -----------   -----------     --------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
     owners                                        195,399       829,749           --         --
   Transfers from other funding options            490,984     2,710,311          799        287
   Contract charges                                 (2,827)       (3,392)        (119)      (120)
   Contract surrenders                          (1,521,760)   (1,026,178)     (69,249)   (31,739)
   Transfers to other funding options           (1,134,162)   (1,492,222)        (647)    (8,521)
   Other receipts (payments)                      (456,191)      (71,080)          --         --
                                               -----------   -----------     --------   --------
      Net increase (decrease) in net assets
         resulting from contract transactions   (2,428,557)      947,188      (69,216)   (40,093)
                                               -----------   -----------     --------   --------
      Net increase (decrease) in net assets     (1,650,946)    4,246,106      (57,238)     9,857
NET ASSETS:
   Beginning of period                          28,535,968    24,289,862      243,519    233,662
                                               -----------   -----------     --------   --------
   End of period                               $26,885,022   $28,535,968     $186,281   $243,519
                                               ===========   ===========     ========   ========

                                                  LMPVET INVESTORS       LMPVET LARGE CAP GROWTH
                                                    SUBACCOUNT                  SUBACCOUNT
                                                     (CLASS I)                   (CLASS I)
                                               -----------------------  --------------------------
                                                   2007        2006         2007          2006
                                               -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (50,522)  $  (27,207)  $  (241,504) $  (229,424)
   Net realized gains (losses)                    441,984      375,926       448,546      133,986
   Change in unrealized gains (losses) on
      investments                                (279,362)     639,671       224,750      406,457
                                               ----------   ----------   -----------  -----------
      Net increase (decrease) in net assets
         resulting from operations                112,100      988,390       431,792      311,019
                                               ----------   ----------   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       19,221       42,705        43,200      136,941
   Transfers from other funding options         1,251,927      227,593       614,392      513,987
   Contract charges                                (1,407)      (1,433)       (2,178)      (2,436)
   Contract surrenders                           (679,999)    (652,558)   (1,268,181)    (813,304)
   Transfers to other funding options            (269,579)    (458,952)   (1,098,970)    (798,554)
   Other receipts (payments)                      (43,586)     (56,381)     (153,238)     (47,830)
                                               ----------   ----------   -----------  -----------
      Net increase (decrease) in net assets
         resulting from contract transactions     276,577     (899,026)   (1,864,975)  (1,011,196)
                                               ----------   ----------   -----------  -----------
      Net increase (decrease) in net assets       388,677       89,364    (1,433,183)    (700,177)
NET ASSETS:
   Beginning of period                          6,854,104    6,764,740    12,993,212   13,693,389
                                               ----------   ----------   -----------  -----------
   End of period                               $7,242,781   $6,854,104   $11,560,029  $12,993,212
                                               ==========   ==========   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET MID CAP CORE     LMPVET MULTIPLE DISCIPLINE  LMPVET SMALL CAP GROWTH
                                                      SUBACCOUNT              SUBACCOUNT-LARGE             SUBACCOUNT
                                                       (CLASS I)            CAP GROWTH AND VALUE            (CLASS I)
                                               ------------------------  --------------------------  -----------------------
                                                   2007         2006        2007 (d)       2006         2007        2006
                                               -----------  -----------  ------------  ------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (166,183) $  (146,282) $   (125,061) $  (141,599)  $ (127,889) $  (74,591)
   Net realized gains (losses)                   2,236,026    1,528,500     1,662,431      426,313      646,007     252,635
   Change in unrealized gains (losses) on
      investments                               (1,508,376)    (112,695)   (1,351,344)     751,241     (180,580)    195,584
                                               -----------  -----------  ------------  -----------   ----------  ----------
      Net increase (decrease) in net assets
         resulting from operations                 561,467    1,269,523       186,026    1,035,955      337,538     373,628
                                               -----------  -----------  ------------  -----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                        86,868       52,429        11,075      237,600       44,078      29,895
   Transfers from other funding options            440,419      113,598        93,901      397,177    4,215,727     145,532
   Contract charges                                 (1,523)      (1,717)       (1,617)      (1,922)      (1,001)       (557)
   Contract surrenders                            (888,323)    (780,806)   (1,088,724)  (1,008,825)    (417,648)   (193,629)
   Transfers to other funding options             (813,251)    (393,772)  (10,360,339)    (834,911)    (291,255)   (204,770)
   Other receipts (payments)                      (146,446)     (45,011)       (2,401)     (43,330)     (23,602)    (27,871)
                                               -----------  -----------  ------------  -----------   ----------  ----------
      Net increase (decrease) in net assets
         resulting from contract transactions   (1,322,256)  (1,055,279)  (11,348,105)  (1,254,211)   3,526,299    (251,400)
                                               -----------  -----------  ------------  -----------   ----------  ----------
      Net increase (decrease) in net assets       (760,789)     214,244   (11,162,079)    (218,256)   3,863,837     122,228
NET ASSETS:
   Beginning of period                          10,783,786   10,569,542    11,162,079   11,380,335    3,817,001   3,694,773
                                               -----------  -----------  ------------  -----------   ----------  ----------
   End of period                               $10,022,997  $10,783,786  $         --  $11,162,079   $7,680,838  $3,817,001
                                               ===========  ===========  ============  ===========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                   LMPVPII GROWTH
                                                  LMPVET               LMPVPI ALL CAP         LMPVPI ALL CAP         AND INCOME
                                             SOCIAL AWARENESS            SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                SUBACCOUNT                (CLASS I)              (CLASS II)           (CLASS I)
                                             -----------------  -------------------------  -------------------  -------------------
                                               2007      2006      2007 (a)       2006      2007 (a)    2006     2007 (a)    2006
                                             --------  -------  ------------  -----------  ---------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $   (445) $  (824) $    (41,878) $   (74,983) $  (1,422) $ (1,238) $    (754) $ (2,303)
   Net realized gains (losses)                 17,280      142     3,384,381      784,937     27,734     6,820     32,559    17,868
   Change in unrealized gains (losses) on
      investments                             (10,228)   4,318    (2,746,750)   1,125,053    (16,770)   15,431    (26,839)   (1,241)
                                             --------  -------  ------------  -----------  ---------  --------  ---------  --------
      Net increase (decrease) in net assets
         resulting from operations              6,607    3,636       595,753    1,835,007      9,542    21,013      4,966    14,324
                                             --------  -------  ------------  -----------  ---------  --------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       --   18,700            --       25,388      4,827    31,556         --    17,468
   Transfers from other funding options        25,919    5,357        71,491      266,997     11,381    53,919        246     1,172
   Contract charges                                --       --           (23)      (2,674)        --       (21)        --       (27)
   Contract surrenders                             --       --      (486,194)  (1,126,740)        --        --         --   (93,043)
   Transfers to other funding options          (4,465)      --   (13,020,671)    (458,582)  (219,484)     (136)  (124,911)     (779)
   Other receipts (payments)                       --       --       (20,036)     (28,421)        --        --    (17,423)       --
                                             --------  -------  ------------  -----------  ---------  --------  ---------  --------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                          21,454   24,057   (13,455,433)  (1,324,032)  (203,276)   85,318   (142,088)  (75,209)
                                             --------  -------  ------------  -----------  ---------  --------  ---------  --------
      Net increase (decrease) in net assets    28,061   27,693   (12,859,680)     510,975   (193,734)  106,331   (137,122)  (60,885)
NET ASSETS:
   Beginning of period                         76,793   49,100    12,859,680   12,348,705    193,734    87,403    137,122   198,007
                                             --------  -------  ------------  -----------  ---------  --------  ---------  --------
   End of period                             $104,854  $76,793  $         --  $12,859,680  $      --  $193,734  $      --  $137,122
                                             ========  =======  ============  ===========  =========  ========  =========  ========

   The accompanying notes are an integral part of these financial statements.

                                                                     LMPVPI                LMPVPII
                                         LMPVPV SMALL CAP           LARGE CAP         AGGRESSIVE GROWTH
                                       GROWTH OPPORTUNITIES     GROWTH SUBACCOUNT         SUBACCOUNT
                                            SUBACCOUNT              (CLASS I)             (CLASS I)
                                     -----------------------  --------------------  --------------------
                                       2007 (a)      2006      2007 (a)     2006     2007 (a)    2006
                                     -----------  ----------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (23,293) $  (73,218) $  (2,475) $  (8,683) $  (5,786) $ (19,644)
   Net realized gains (losses)           632,634     345,984     63,223     10,292    237,234     45,415
   Change in unrealized gains
      (losses) on investments           (349,278)    125,511    (46,766)      (352)  (204,154)    45,025
                                     -----------  ----------  ---------  ---------  ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                 260,063     398,277     13,982      1,257     27,294     70,796
                                     -----------  ----------  ---------  ---------  ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 2,674      61,396         --     27,722         --         93
   Transfers from other funding
      options                             28,224     498,449     16,013     11,588      2,428     13,307
   Contract charges                           (5)       (639)        --        (43)        --       (106)
   Contract surrenders                   (67,223)   (198,540)    (2,210)  (120,140)    (1,833)  (156,885)
   Transfers to other funding
      options                         (4,241,461)   (404,359)  (375,625)   (20,375)  (848,220)   (65,114)
   Other receipts (payments)                  --      (3,404)   (26,075)        --    (11,772)        --
                                     -----------  ----------  ---------  ---------  ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,277,791)    (47,097)  (387,897)  (101,248)  (859,397)  (208,705)
                                     -----------  ----------  ---------  ---------  ---------  ---------
      Net increase (decrease)  in
         net assets                   (4,017,728)    351,180   (373,915)   (99,991)  (832,103)  (137,909)
NET ASSETS:
   Beginning of period                 4,017,728   3,666,548    373,915    473,906    832,103    970,012
                                     -----------  ----------  ---------  ---------  ---------  ---------
   End of period                     $        --  $4,017,728  $      --  $ 373,915  $      --  $ 832,103
                                     ===========  ==========  =========  =========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             LMPVPII                     LMPVET                   LMPVIT
                                        AGGRESSIVE GROWTH          CAPITAL AND INCOME         ADJUSTABLE RATE
                                           SUBACCOUNT                  SUBACCOUNT                 INCOME
                                           (CLASS II)                  (CLASS II)               SUBACCOUNT
                                     ------------------------  -------------------------  ----------------------
                                       2007 (a)       2006         2007          2006        2007        2006
                                     -----------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (13,391) $   (41,605) $   (630,381) $  (339,707) $  138,233  $  140,953
   Net realized gains (losses)           447,984       42,377    12,004,476    2,803,653      (1,344)      6,173
   Change in unrealized gains
      (losses) on investments           (371,525)     143,814    (8,994,163)   3,199,529    (169,498)    (29,662)
                                     -----------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  63,068      144,586     2,379,932    5,663,475     (32,609)    117,464
                                     -----------  -----------  ------------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 4,749      178,617       534,380      392,154       7,614      61,341
   Transfers from other funding
      options                             16,819       65,582     1,511,934    4,789,255     208,545     727,423
   Contract charges                           (3)        (159)      (10,569)     (11,817)       (617)       (779)
   Contract surrenders                   (44,203)     (97,965)   (4,400,256)  (5,952,150)   (241,301)   (494,572)
   Transfers to other funding
      options                         (1,986,038)    (151,563)   (5,687,795)  (2,716,798)   (330,834)   (396,479)
   Other receipts (payments)                  --       (8,370)   (2,740,511)    (622,821)   (131,173)    (35,627)
                                     -----------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,008,676)     (13,858)  (10,792,817)  (4,122,177)   (487,766)   (138,693)
                                     -----------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease) in
         net assets                   (1,945,608)     130,728    (8,412,885)   1,541,298    (520,375)    (21,229)
NET ASSETS:
   Beginning of period                 1,945,608    1,814,880    72,727,939   71,186,641   5,711,248   5,732,477
                                     -----------  -----------  ------------  -----------  ----------  ----------
   End of period                     $        --  $ 1,945,608  $ 64,315,054  $72,727,939  $5,190,873  $5,711,248
                                     ===========  ===========  ============  ===========  ==========  ==========

                                              LMPVIT
                                       DIVERSIFIED STRATEGIC
                                              INCOME
                                            SUBACCOUNT
                                     ------------------------
                                         2007         2006
                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   354,747  $   501,403
   Net realized gains (losses)           (60,107)     (45,801)
   Change in unrealized gains
      (losses) on investments           (280,376)     (25,105)
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  14,264      430,497
                                     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 7,126       12,351
   Transfers from other funding
      options                            362,947      464,671
   Contract charges                       (1,840)      (2,290)
   Contract surrenders                  (884,309)  (1,619,280)
   Transfers to other funding
      options                         (1,164,636)    (780,235)
   Other receipts (payments)            (134,175)    (257,872)
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,814,887)  (2,182,655)
                                     -----------  -----------
      Net increase (decrease) in
         net assets                   (1,800,623)  (1,752,158)
NET ASSETS:
   Beginning of period                12,604,841   14,356,999
                                     -----------  -----------
   End of period                     $10,804,218  $12,604,841
                                     ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                         LMPVPI TOTAL RETURN
                                        LMPVIT HIGH INCOME        LMPVIT MONEY MARKET        SUBACCOUNT
                                            SUBACCOUNT                SUBACCOUNT             (CLASS II)
                                     ------------------------  ------------------------  -------------------
                                         2007         2006         2007         2006      2007 (a)    2006
                                     -----------  -----------  -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ 1,373,780  $ 1,253,339  $   372,591  $   313,736  $    (792) $   (890)
   Net realized gains (losses)           (45,092)     (35,866)          --           --     67,359    13,689
   Change in unrealized gains
      (losses) on investments         (1,655,019)     637,648           --           --    (49,681)   40,061
                                     -----------  -----------  -----------  -----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (326,331)   1,855,121      372,591      313,736     16,886    52,860
                                     -----------  -----------  -----------  -----------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               155,265      430,645       79,241       92,674     31,080    82,893
   Transfers from other funding
      options                            762,409    1,435,374   13,672,724    9,586,524      2,771    26,191
   Contract charges                       (3,138)      (3,726)      (1,828)      (2,156)        (1)      (50)
   Contract surrenders                (1,686,285)  (1,998,129)  (7,279,621)  (3,697,434)    (5,307)  (10,652)
   Transfers to other funding
      options                         (1,073,653)  (1,241,175)  (3,808,277)  (5,965,844)  (656,754)   (1,128)
   Other receipts (payments)            (212,542)    (102,403)    (168,715)     (69,939)        --        --
                                     -----------  -----------  -----------  -----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,057,944)  (1,479,414)   2,493,524      (56,175)  (628,211)   97,254
                                     -----------  -----------  -----------  -----------  ---------  --------
      Net increase (decrease)
         in net assets                (2,384,275)     375,707    2,866,115      257,561   (611,325)  150,114
NET ASSETS:
   Beginning of period                22,169,267   21,793,560   11,354,873   11,097,312    611,325   461,211
                                     -----------  -----------  -----------  -----------  ---------  --------
   End of period                     $19,784,992  $22,169,267  $14,220,988  $11,354,873  $      --  $611,325
                                     ===========  ===========  ===========  ===========  =========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                   LORD ABBETT               LORD ABBETT         MIST BATTERYMARCH
                                            LMPVPIII            GROWTH AND INCOME           MID-CAP VALUE          MID-CAP STOCK
                                         LARGE CAP VALUE           SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                                           SUBACCOUNT              (CLASS VC)                (CLASS VC)              (CLASS A)
                                     ---------------------  -----------------------  -------------------------  -------------------
                                      2007 (a)     2006       2007 (a)      2006        2007 (a)       2006        2007    2006 (b)
                                     ---------  ----------  -----------  ----------  ------------  -----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (871) $   (3,518) $   (52,451) $  (59,891) $    (87,985) $  (196,816) $ (11,741) $(10,078)
   Net realized gains (losses)         201,485      52,258    1,165,633     314,307     2,247,422    1,089,933     74,886    (4,906)
   Change in unrealized gains
      (losses) on investments         (153,153)    100,677     (832,439)    749,952      (858,749)     276,668    (29,600)  (27,465)
                                     ---------  ----------  -----------  ----------  ------------  -----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                47,461     149,417      280,743   1,004,368     1,300,688    1,169,785     33,545   (42,449)
                                     ---------  ----------  -----------  ----------  ------------  -----------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --          --       31,588     186,683       106,704      382,439      3,877     1,679
   Transfers from other funding
      options                              194       2,128      127,011     792,796        93,071    1,296,995     12,900   808,198
   Contract charges                         --        (190)          (7)       (869)          (11)      (1,348)       (65)      (73)
   Contract surrenders                  (3,349)    (80,406)    (285,681)   (416,983)     (128,818)    (558,804)   (82,173)  (47,628)
   Transfers to other funding
      options                         (967,182)   (124,933)  (8,067,756)   (291,363)  (14,348,460)  (1,350,775)  (122,922)     (551)
   Other receipts (payments)               (28)    (26,421)       3,387          --       (32,034)     (66,179)   (23,956)       --
                                     ---------  ----------  -----------  ----------  ------------  -----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (970,365)   (229,822)  (8,191,458)    270,264   (14,309,548)    (297,672)  (212,339)  761,625
                                     ---------  ----------  -----------  ----------  ------------  -----------  ---------  --------
      Net increase (decrease)
         in net assets                (922,904)    (80,405)  (7,910,715)  1,274,632   (13,008,860)     872,113   (178,794)  719,176
NET ASSETS:
   Beginning of period                 922,904   1,003,309    7,910,715   6,636,083    13,008,860   12,136,747    719,176        --
                                     ---------  ----------  -----------  ----------  ------------  -----------  ---------  --------
   End of period                     $      --  $  922,904  $        --  $7,910,715  $         --  $13,008,860  $ 540,382  $719,176
                                     =========  ==========  ===========  ==========  ============  ===========  =========  ========

   The accompanying notes are an integral part of these financial statements.

                                         MIST BLACKROCK        MIST BLACKROCK       MIST BLACKROCK
                                           HIGH YIELD          LARGE-CAP CORE       LARGE-CAP CORE
                                           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           (CLASS A)             (CLASS E)            (CLASS A)
                                     ----------------------  ----------------  -----------------------
                                        2007      2006 (b)    2007 (c)   2006    2007 (a)    2006 (b)
                                     ----------  ----------  ----------  ----  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   86,915  $  (15,694) $  (26,382)  $--  $     2,625  $  (24,689)
   Net realized gains (losses)            5,191       1,317        (675)   --      220,063       7,547
   Change in unrealized gains
      (losses) on investments           (91,562)     68,489      20,287    --     (124,773)    124,773
                                     ----------  ----------  ----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    544      54,112      (6,770)   --       97,915     107,631
                                     ----------  ----------  ----------   ---   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --      26,202       9,286    --          906      40,575
   Transfers from other funding
      options                           382,719   1,124,026   2,194,115    --      134,634   2,167,658
   Contract charges                        (116)        (97)       (279)   --          (18)       (356)
   Contract surrenders                  (87,425)    (33,325)    (46,913)   --      (17,847)   (153,935)
   Transfers to other funding
      options                          (104,380)    (29,055)    (87,344)   --   (2,181,937)   (162,949)
   Other receipts (payments)            (25,685)         --     (13,145)   --           --     (32,277)
                                     ----------  ----------  ----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     165,113   1,087,751   2,055,720    --   (2,064,262)  1,858,716
                                     ----------  ----------  ----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets                  165,657   1,141,863   2,048,950    --   (1,966,347)  1,966,347
NET ASSETS:
   Beginning of period                1,141,863          --          --    --    1,966,347          --
                                     ----------  ----------  ----------   ---   ----------  ----------
   End of period                     $1,307,520  $1,141,863  $2,048,950   $--   $       --  $1,966,347
                                     ==========  ==========  ==========   ===   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          MIST DREMAN         MIST HARRIS OAKMARK                              MIST LAZARD
                                        SMALL-CAP VALUE          INTERNATIONAL          MIST JANUS FORTY         MID-CAP
                                           SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           SUBACCOUNT
                                           (CLASS A)              (CLASS A)                (CLASS A)            (CLASS B)
                                     ---------------------  -----------------------  ----------------------  --------------
                                        2007      2006 (b)     2007       2006 (b)      2007      2006 (b)   2007 (c)  2006
                                     ----------  ---------  ----------   ----------  ----------  ----------  --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (16,441) $  (2,111) $   (89,055) $  (92,088) $  (19,913) $  (12,761) $ (1,699) $--
   Net realized gains (losses)           10,585      6,278      726,133      12,427     150,694      (4,156)     (703)  --
   Change in unrealized gains
      (losses) on investments           (41,370)    42,316     (884,075)    749,109     117,124      36,086   (13,693)  --
                                     ----------  ---------  -----------  ----------  ----------  ----------  --------  ---
      Net increase (decrease)
         in net assets resulting
         from operations                (47,226)    46,483     (246,997)    669,448     247,905      19,169   (16,095)  --
                                     ----------  ---------  -----------  ----------  ----------  ----------  --------  ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               13,128     39,123       78,442      49,752      68,967       6,787     2,003   --
   Transfers from other funding
      options                           709,771    661,212    1,795,868   7,774,836     681,674   1,015,010   147,815   --
   Contract charges                         (48)       (23)        (771)       (805)       (181)       (195)      (40)  --
   Contract surrenders                  (35,708)    (6,166)    (533,456)   (257,036)    (62,229)    (25,584)   (3,974)  --
   Transfers to other funding
      options                           (64,618)  (232,516)  (1,070,052)   (664,950)   (236,239)   (113,623)  (21,411)  --
   Other receipts (payments)            (38,989)      (906)     (31,943)    (57,301)     (2,727)         --    (1,930)  --
                                     ----------  ---------  -----------  ----------  ----------  ----------  --------  ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions     583,536    460,724      238,088   6,844,496     449,265     882,395   122,463   --
                                     ----------  ---------  -----------  ----------  ----------  ----------  --------  ---
      Net increase (decrease)
         in net assets                  536,310    507,207       (8,909)  7,513,944     697,170     901,564   106,368   --
NET ASSETS:
   Beginning of period                  507,207         --    7,513,944          --     901,564          --        --   --
                                     ----------  ---------  -----------  ----------  ----------  ----------  --------  ---
   End of period                     $1,043,517  $ 507,207  $ 7,505,035  $7,513,944  $1,598,734  $  901,564  $106,368  $--
                                     ==========  =========  ===========  ==========  ==========  ==========  ========  ===

   The accompanying notes are an integral part of these financial statements.

                                     MIST LEGG MASON PARTNERS     MIST LORD ABBETT          MIST LORD ABBETT
                                          MANAGED ASSETS           BOND DEBENTURE          GROWTH AND INCOME
                                            SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                             (CLASS A)               (CLASS A)                 (CLASS B)
                                     ------------------------  ----------------------  ------------------------
                                         2007      2006 (b)       2007      2006 (b)      2007        2006 (b)
                                       --------    --------    ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  1,175    $ (3,314)   $   72,348  $  (35,764) $  (360,509) $  (301,450)
   Net realized gains (losses)           22,702          84        42,334      (1,289)   1,260,691       39,989
   Change in unrealized gains
      (losses) on investments           (12,841)     16,629       (16,356)    131,545     (644,155)   1,848,116
                                       --------    --------    ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 11,036      13,399        98,326      94,492      256,027    1,586,655
                                       --------    --------    ----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                2,181          --         2,985          --      293,465      184,822
   Transfers from other funding
      options                               426     256,349       158,517   3,045,505    8,705,235   23,499,011
   Contract charges                         (26)        (26)         (154)       (206)      (3,620)      (3,475)
   Contract surrenders                  (13,859)     (9,129)     (394,181)   (494,040)  (1,581,806)  (1,056,918)
   Transfers to other funding
      options                              (276)       (440)     (247,115)   (270,093)  (1,855,671)    (720,889)
   Other receipts (payments)                 --          --       (58,740)         --     (107,656)    (214,052)
                                       --------    --------    ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (11,554)    246,754      (538,688)  2,281,166    5,449,947   21,688,499
                                       --------    --------    ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                     (518)    260,153      (440,362)  2,375,658    5,705,974   23,275,154
NET ASSETS:
   Beginning of period                  260,153          --     2,375,658          --   23,275,154           --
                                       --------    --------    ----------  ----------  -----------  -----------
   End of period                       $259,635    $260,153    $1,935,296  $2,375,658  $28,981,128  $23,275,154
                                       ========    ========    ==========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        MIST LORD ABBETT         MIST MET/AIM           MIST MET/AIM         MIST MET/AIM
                                         MID-CAP VALUE       CAPITAL APPRECIATION   CAPITAL APPRECIATION   SMALL CAP GROWTH
                                           SUBACCOUNT             SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                           (CLASS B)              (CLASS A)               (CLASS E)            (CLASS A)
                                     ---------------------  ----------------------  --------------------  ------------------
                                        2007      2006 (b)     2007      2006 (b)     2007 (c)    2006       2007    2006 (b)
                                     -----------  --------  ----------  ----------   ----------   ----    ---------  -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (184,322) $ (2,934) $  (46,088) $  (27,271)  $  (16,665)   $--    $  (3,975) $(1,063)
   Net realized gains (losses)            19,020       847      (9,836)    276,296        7,308     --        7,266      960
   Change in unrealized gains
      (losses) on investments         (1,222,583)   38,128     273,045    (289,262)      42,229     --        4,323      564
                                     -----------  --------  ----------  ----------   ----------    ---    ---------  -------
      Net increase (decrease)
         in net assets resulting
         from operations              (1,387,885)   36,041     217,121     (40,237)      32,872     --        7,614      461
                                     -----------  --------  ----------  ----------   ----------    ---    ---------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                54,661     3,743          --      34,936       35,000     --           --       --
   Transfers from other funding
      options                         14,630,775   441,618       4,627   2,456,745    1,240,072     --      332,530   92,892
   Contract charges                       (1,181)      (21)       (579)       (607)        (180)    --          (13)     (12)
   Contract surrenders                  (439,528)   (3,037)   (191,155)    (96,613)     (35,952)    --           --       --
   Transfers to other funding
      options                         (1,172,383)  (58,932)    (41,508)    (18,257)    (138,271)    --     (218,006)  (7,140)
   Other receipts (payments)             (95,567)       --     (60,818)         --           --     --           --     (914)
                                     -----------  --------  ----------  ----------   ----------    ---    ---------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   12,976,777   383,371    (289,433)  2,376,204    1,100,669     --      114,511   84,826
                                     -----------  --------  ----------  ----------   ----------    ---    ---------  -------
      Net increase (decrease)
         in net assets                11,588,892   419,412     (72,312)  2,335,967    1,133,541     --      122,125   85,287
NET ASSETS:
   Beginning of period                   419,412        --   2,335,967          --           --     --       85,287       --
                                     -----------  --------  ----------  ----------   ----------    ---    ---------  -------
   End of period                     $12,008,304  $419,412  $2,263,655  $2,335,967   $1,133,541    $--    $ 207,412  $85,287
                                     ===========  ========  ==========  ==========   ==========    ===    =========  =======

   The accompanying notes are an integral part of these financial statements.

                                     MIST MFS EMERGING         MIST MFS                 MIST MFS
                                      MARKETS EQUITY    RESEARCH INTERNATIONAL            VALUE
                                        SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                         (CLASS A)             (CLASS B)               (CLASS A)
                                     -----------------  ----------------------  -----------------------
                                       2007 (c)   2006       2007(c)     2006        2007       2006 (b)
                                      ---------  ----      ----------   ----    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (184)   $--      $  (29,898)   $--    $  (117,303) $     (352)
   Net realized gains (losses)           3,352     --          22,196     --        238,561     231,873
   Change in unrealized gains
      (losses) on investments              862     --         106,918     --        194,427     255,319
                                      --------    ---      ----------    ---    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 4,030     --          99,216     --        315,685     486,840
                                      --------    ---      ----------    ---    -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --     --             882     --        132,701      12,086
   Transfers from other funding
      options                           15,620     --       2,854,409     --      1,284,327   5,350,781
   Contract charges                         --     --            (157)    --           (708)       (684)
   Contract surrenders                 (15,544)    --        (320,315)    --       (308,389)   (185,667)
   Transfers to other funding
      options                               --     --        (346,311)    --     (1,408,140)   (335,124)
   Other receipts (payments)                --     --         (29,101)    --         (9,317)     (1,012)
                                      --------    ---      ----------    ---    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         76     --       2,159,407     --       (309,526)  4,840,380
                                      --------    ---      ----------    ---    -----------  ----------
      Net increase (decrease)
         in net assets                   4,106     --       2,258,623     --          6,159   5,327,220
NET ASSETS:
   Beginning of period                      --     --              --     --      5,327,220          --
                                      --------    ---      ----------    ---    -----------  ----------
   End of period                      $  4,106    $--      $2,258,623    $--    $ 5,333,379  $5,327,220
                                      ========    ===      ==========    ===    ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      MIST NEUBERGER BERMAN      MIST OPPENHEIMER     MIST PIMCO INFLATION           MIST
                                           REAL ESTATE         CAPITAL APPRECIATION      PROTECTED BOND          PIONEER FUND
                                           SUBACCOUNT               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            (CLASS A)               (CLASS B)              (CLASS A)               (CLASS A)
                                     -----------------------  ----------------------  --------------------  ----------------------
                                         2007       2006 (b)      2007      2006 (b)    2007 (c)     2006       2007      2006 (b)
                                     -----------  ----------  ----------  ----------  -----------   ----    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
   Net investment income (loss)      $   (45,504) $  (58,879) $  (36,096) $  (21,659) $  (262,177)   $--    $  (27,761) $  (33,078)
   Net realized gains (losses)           493,911      40,541     119,494      (4,433)      33,362     --        74,644        (142)
   Change in unrealized gains
      (losses) on investments         (1,201,232)    814,393     104,705      46,460    1,411,677     --        35,302     206,417
                                     -----------  ----------  ----------  ----------  -----------    ---    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                (752,825)    796,055     188,103      20,368    1,182,862     --        82,185     173,197
                                     -----------  ----------  ----------  ----------  -----------    ---    ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                62,684      85,809      20,466      93,071       22,208     --        12,220          --
   Transfers from other funding
      options                          1,160,485   4,280,644     112,503   1,563,388   20,887,424     --        64,451   2,681,815
   Contract charges                         (354)       (385)       (107)       (123)      (1,887)    --          (236)       (290)
   Contract surrenders                  (463,885)   (116,910)   (112,505)    (32,594)    (496,443)    --      (178,379)    (40,412)
   Transfers to other funding
      options                         (1,308,594)   (326,320)    (91,896)    (31,781)  (1,100,092)    --      (349,018)   (243,567)
   Other receipts (payments)                (222)    (16,993)         95          --      (71,312)    --        (4,343)          --
                                     -----------  ----------  ----------  ----------  -----------    ---    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (549,886)  3,905,845     (71,444)  1,591,961   19,239,898     --      (455,305)  2,397,546
                                     -----------  ----------  ----------  ----------  -----------    ---    ----------  ----------
      Net increase (decrease)
         in net assets                (1,302,711)  4,701,900     116,659   1,612,329   20,422,760     --      (373,120)  2,570,743
NET ASSETS:
   Beginning of period                 4,701,900          --   1,612,329          --           --     --     2,570,743          --
                                     -----------  ----------  ----------  ----------  -----------    ---    ----------  ----------
   End of period                     $ 3,399,189  $4,701,900  $1,728,988  $1,612,329  $20,422,760    $--    $2,197,623  $2,570,743
                                     ===========  ==========  ==========  ==========  ===========    ===    ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                         MIST PIONEER           MIST PIONEER            MIST THIRD AVENUE
                                        MID-CAP VALUE         STRATEGIC INCOME           SMALL CAP VALUE
                                          SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                          (CLASS A)               (CLASS A)                 (CLASS B)
                                     -------------------  ------------------------  --------------------------
                                     2007 (a)    2006 (b)     2007       2006 (b)       2007         2006 (b)
                                     ---------  --------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
   Net investment income (loss)      $    (119) $   (581) $  (169,537) $   382,405  $  (198,736)  $    (90,720)
   Net realized gains (losses)          14,304     1,338       27,539       15,711      732,560        (10,355)
   Change in unrealized gains
      (losses) on investments           (4,304)    4,304      678,242      (32,988)  (1,720,851)       352,377
                                     ---------  --------  -----------  -----------  -----------   ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 9,881     5,061      536,244      365,128   (1,187,027)       251,302
                                     ---------  --------  -----------  -----------  -----------   ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --        --       53,350      170,349      154,871         26,332
   Transfers from other funding
      options                           48,472    66,388    1,697,479   12,365,222    7,964,122     12,193,197
   Contract charges                         --       (11)        (939)      (1,125)      (1,880)          (624)
   Contract surrenders                    (121)     (410)    (604,382)    (487,422)    (764,730)      (225,661)
   Transfers to other funding
      options                         (121,252)   (8,006)    (633,322)    (422,814)  (1,957,287)      (520,326)
   Other receipts (payments)                (2)       --     (136,285)    (246,175)     (36,811)        (4,743)
                                     ---------  --------  -----------  -----------  -----------   ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (72,903)   57,961      375,901   11,378,035    5,358,285     11,468,175
                                     ---------  --------  -----------  -----------  -----------   ------------
      Net increase (decrease)
         in net assets                 (63,022)   63,022      912,145   11,743,163    4,171,258     11,719,477
                                     ---------  --------  -----------  -----------  -----------   ------------
NET ASSETS:
   Beginning of period                  63,022        --   11,743,163           --   11,719,477             --
                                     ---------  --------  -----------  -----------  -----------   ------------
   End of period                     $      --  $ 63,022  $12,655,308  $11,743,163  $15,890,735   $ 11,719,477
                                     =========  ========  ===========  ===========  ===========   ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         MSF BLACKROCK            MSF BLACKROCK             MSF BLACKROCK
                                       AGGRESSIVE GROWTH           BOND INCOME               BOND INCOME
                                           SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                            (CLASS D)               (CLASS A)                 (CLASS E)
                                     ----------------------  -----------------------  ------------------------
                                        2007        2006        2007       2006 (b)       2007        2006 (b)
                                     ----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
   Net investment income (loss)      $  (62,798) $  (38,207) $   14,177  $   (17,103) $   175,689  $  (219,713)
   Net realized gains (losses)           55,005     (23,462)     10,302        3,000      111,746       52,458
   Change in unrealized gains
      (losses) on investments           531,774     (29,542)     23,217       56,066      311,122      739,181
                                     ----------  ----------  ----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                523,981     (91,211)     47,696       41,963      598,557      571,926
                                     ----------  ----------  ----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                6,412      90,248          --       31,609      168,784      135,299
   Transfers from other funding
      options                           457,588   3,249,252      59,671    1,443,087      808,659   17,718,329
   Contract charges                        (420)       (461)       (126)        (131)      (2,415)      (2,896)
   Contract surrenders                 (276,467)   (142,896)   (129,306)    (217,161)  (1,249,975)  (1,498,748)
   Transfers to other funding
      options                          (189,341)   (190,942)    (43,888)     (29,496)  (1,134,337)    (804,475)
   Other receipts (payments)            (22,483)       (851)    (34,060)          --      (99,859)    (127,755)
                                     ----------  ----------  ----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (24,711)  3,004,530    (147,709)   1,227,908   (1,509,143)  15,419,754
                                     ----------  ----------  ----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                  499,270   2,913,319    (100,013)   1,269,871     (910,586)  15,991,680
                                     ----------  ----------  ----------  -----------  -----------  -----------
NET ASSETS:
   Beginning of period                2,913,319          --   1,269,871           --   15,991,680           --
                                     ----------  ----------  ----------  -----------  -----------  -----------
   End of period                     $3,412,589  $2,913,319  $1,169,858  $ 1,269,871  $15,081,094  $15,991,680
                                     ==========  ==========  ==========  ===========  ===========  ===========

                                          MSF BLACKROCK
                                           MONEY MARKET
                                            SUBACCOUNT
                                            (CLASS A)
                                     -----------------------
                                         2007       2006 (b)
                                     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
   Net investment income (loss)      $    79,601  $   45,157
   Net realized gains (losses)                --          --
   Change in unrealized gains
      (losses) on investments                 --          --
                                     -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  79,601      45,157
                                     -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               457,810   1,015,489
   Transfers from other funding
      options                          4,570,494   3,710,463
   Contract charges                         (260)       (328)
   Contract surrenders                  (811,941)   (802,181)
   Transfers to other funding
      options                         (2,705,322) (1,775,371)
   Other receipts (payments)             (13,716)         --
                                     -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,497,065   2,148,072
                                     -----------  ----------
      Net increase (decrease)
         in net assets                 1,576,666   2,193,229
                                     -----------  ----------
NET ASSETS:
   Beginning of period                 2,193,229          --
                                     -----------  ----------
   End of period                     $ 3,769,895  $2,193,229
                                     ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                              MSF CAPITAL GUARDIAN             MSF                         MSF
                                                  U.S. EQUITY             FI LARGE CAP              FI VALUE LEADERS
                                                  SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                                                   (CLASS A)               (CLASS A)                   (CLASS D)
                                             ---------------------  ------------------------  -------------------------
                                                2007     2006 (b)      2007        2006 (b)       2007        2006 (b)
                                             ---------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $ (12,369) $  (13,960)  $  (75,518)  $  (54,785)  $  (167,660) $  (207,402)
   Net realized gains (losses)                  57,543         664      294,264      (22,364)    1,442,485      (57,109)
   Change in unrealized gains (losses) on
      investments                              (61,585)     37,953     (131,690)     110,226      (919,930)     571,390
                                             ---------  ----------   ----------   ----------   -----------  -----------
      Net increase (decrease) in net
         assets resulting from operations      (16,411)     24,657       87,056       33,077       354,895      306,879
                                             ---------  ----------   ----------   ----------   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                               --       7,250        6,271          613       140,150       75,827
   Transfers from other funding options        143,267   1,195,415       92,570    4,696,260       194,552   17,470,279
   Contract charges                               (123)        (91)        (785)        (871)       (2,808)      (3,246)
   Contract surrenders                         (58,703)    (55,263)    (365,401)    (201,303)   (1,545,145)  (1,159,608)
   Transfers to other funding options         (170,860)   (244,607)    (158,355)    (226,173)   (1,087,987)    (653,224)
   Other receipts (payments)                   (11,583)    (31,013)     (17,530)     (17,922)      (85,108)     (49,681)
                                             ---------  ----------   ----------   ----------   -----------  -----------
      Net increase (decrease) in net
         assets resulting from contract
         transactions                          (98,002)    871,691     (443,230)   4,250,604    (2,386,346)  15,680,347
                                             ---------  ----------   ----------   ----------   -----------  -----------
      Net increase (decrease) in net assets   (114,413)    896,348     (356,174)   4,283,681    (2,031,451)  15,987,226
NET ASSETS:
   Beginning of period                         896,348          --    4,283,681           --    15,987,226           --
                                             ---------  ----------   ----------   ----------   -----------  -----------
   End of period                             $ 781,935  $  896,348   $3,927,507   $4,283,681   $13,955,775  $15,987,226
                                             =========  ==========   ==========   ==========   ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  MSF METLIFE             MSF METLIFE        MSF METLIFE CONSERVATIVE
                                             AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION   TO MODERATE ALLOCATION
                                                  SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                                   (CLASS B)               (CLASS B)                 (CLASS B)
                                             ---------------------  -----------------------  ------------------------
                                                2007      2006 (b)     2007       2006 (b)      2007        2006 (b)
                                             ----------  ---------  ----------   ----------  ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $  (15,590) $ (8,438)  $  (45,341)  $  (15,018) $  (32,670)   $ (8,688)
   Net realized gains (losses)                   36,712        40       26,727       19,034      13,848       1,460
   Change in unrealized gains (losses) on
      investments                               (56,942)   56,204       89,105       55,250      46,374      44,691
                                              ---------  --------   ----------   ----------  ----------    --------
      Net increase (decrease) in net
         assets resulting from operations       (35,820)   47,806       70,491       59,266      27,552      37,463
                                              ---------  --------   ----------   ----------  ----------    --------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                             1,400    54,717       63,000           --      12,761          --
   Transfers from other funding options         758,195   679,979    2,015,999    1,470,929   1,722,525     712,639
   Contract charges                                (136)     (119)        (125)         (61)        (82)        (87)
   Contract surrenders                           (4,924)       --      (98,061)    (465,193)   (124,174)     (4,770)
   Transfers to other funding options          (367,985)      (30)    (481,600)     (81,508)   (111,940)    (25,943)
   Other receipts (payments)                         --        --           --      (13,773)         --          --
                                             ----------  --------   ----------   ----------  ----------    --------
      Net increase (decrease) in net
         assets resulting from contract
         transactions                           386,550   734,547    1,499,213      910,394   1,499,090     681,839
                                             ----------  --------   ----------   ----------  ----------    --------
      Net increase (decrease) in net assets     350,730   782,353    1,569,704      969,660   1,526,642     719,302
NET ASSETS:
   Beginning of period                          782,353        --      969,660           --     719,302          --
                                             ----------  --------   ----------   ----------  ----------    --------
   End of period                             $1,133,083  $782,353   $2,539,364   $  969,660  $2,245,944    $719,302
                                             ==========  ========   ==========   ==========  ==========    ========

                                                   MSF METLIFE
                                               MODERATE ALLOCATION
                                                    SUBACCOUNT
                                                    (CLASS B)
                                             ----------------------
                                                2007      2006 (b)
                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $  (59,025) $  (23,866)
   Net realized gains (losses)                   26,426       3,604
   Change in unrealized gains (losses) on
      investments                                70,115     109,842
                                              ---------   ---------
      Net increase (decrease) in net
         assets resulting from operations        37,516      89,580
                                              ---------   ---------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                            68,408      20,145
   Transfers from other funding options       1,903,937   2,008,675
   Contract charges                                (429)       (388)
   Contract surrenders                         (174,141)    (33,204)
   Transfers to other funding options          (119,490)   (244,744)
   Other receipts (payments)                         --          --
                                             ----------  ----------
      Net increase (decrease) in net
         assets resulting from contract
         transactions                         1,678,285   1,750,484
                                             ----------  ----------
      Net increase (decrease) in net assets   1,715,801   1,840,064
NET ASSETS:
   Beginning of period                        1,840,064          --
                                             ----------  ----------
   End of period                             $3,555,865  $1,840,064
                                             ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      MSF METLIFE MODERATE       MSF MFS                MSF MFS
                                    TO AGGRESSIVE ALLOCATION   TOTAL RETURN          TOTAL RETURN
                                           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                            (CLASS B)           (CLASS B)              (CLASS F)
                                    ------------------------  --------------  ------------------------
                                       2007        2006 (b)   2007 (c)  2006      2007       2006 (b)
                                    ----------  ------------  --------  ----  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $  (53,245)  $  (27,918)  $  (102)  $--   $    18,939  $  (629,726)
   Net realized gains (losses)          46,393        4,400        (1)   --     2,088,070       68,573
   Change in unrealized gains
      (losses) on investments           43,551      144,876      (648)   --    (1,034,717)   3,601,556
                                    ----------   ----------   -------   ---   -----------  -----------
      Net increase (decrease) in
         net assets resulting from
         operations                     36,699      121,358      (751)   --     1,072,292    3,040,403
                                    ----------   ----------   -------   ---   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                  149,694       50,964    18,788    --       524,998      374,853
   Transfers from other funding
      options                          660,850    2,787,322    28,097    --     1,394,245   50,593,648
   Contract charges                       (207)        (190)       --    --        (7,541)      (8,845)
   Contract surrenders                 (45,133)    (101,620)       --    --    (3,943,970)  (4,047,295)
   Transfers to other funding
      options                          (95,177)    (607,280)       --    --    (2,231,381)  (1,340,804)
   Other receipts (payments)                --           --        --    --      (346,815)    (144,424)
                                    ----------   ----------   -------   ---   -----------  -----------
      Net increase (decrease) in
         net assets resulting from
         contract transactions         670,027    2,129,196    46,885    --    (4,610,464)  45,427,133
                                    ----------   ----------   -------   ---   -----------  -----------
      Net increase (decrease) in
         net assets                    706,726    2,250,554    46,134    --    (3,538,172)  48,467,536
NET ASSETS:
   Beginning of period               2,250,554           --        --    --    48,467,536           --
                                    ----------   ----------   -------   ---   -----------  -----------
   End of period                    $2,957,280   $2,250,554   $46,134   $--   $44,929,364  $48,467,536
                                    ==========   ==========   =======   ===   ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                          MSF WESTERN         MSF WESTERN
                                         MSF OPPENHEIMER         MSF T. ROWE PRICE      ASSET MANAGEMENT    ASSET MANAGEMENT
                                          GLOBAL EQUITY           LARGE CAP GROWTH       HIGH YIELD BOND    U.S. GOVERNMENT
                                           SUBACCOUNT                SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                            (CLASS B)                (CLASS B)              (CLASS A)          (CLASS A)
                                    ------------------------  ----------------------  -------------------  ------------------
                                        2007       2006 (b)      2007       2006 (b)   2007 (a)  2006 (b)    2007    2006 (b)
                                    -----------  -----------  ----------  ----------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $  (188,528) $  (198,070) $  (38,934) $  (27,789) $  28,862  $ (5,224) $  1,653  $ (3,597)
   Net realized gains (losses)          421,405      (16,684)     71,615       1,897      8,334       427       983       160
   Change in unrealized gains
      (losses) on investments           424,149    1,005,886     133,985     174,745    (24,907)   24,907     3,195    11,114
                                    -----------  -----------  ----------  ----------  ---------  --------  --------  --------
      Net increase (decrease) in
         net assets resulting from
         operations                     657,026      791,132     166,666     148,853     12,289    20,110     5,831     7,677
                                    -----------  -----------  ----------  ----------  ---------  --------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                   177,898      184,922         498          --        232        --     3,200        --
   Transfers from other funding
      options                           669,339   16,067,317      79,542   2,316,052        671   375,747    10,311   260,225
   Contract charges                      (1,381)      (1,506)       (303)       (350)        --       (48)       (8)      (16)
   Contract surrenders                 (722,145)    (332,173)   (188,648)   (147,443)   (60,249)  (16,519)   (5,981)   (6,262)
   Transfers to other funding
      options                          (751,253)    (866,220)   (121,132)    (28,904)  (315,480)  (16,654)  (13,215)   (1,840)
   Other receipts (payments)           (149,498)     (91,759)    (22,537)     (3,938)       (99)       --        --        --
                                    -----------  -----------  ----------  ----------  ---------  --------  --------  --------
      Net increase (decrease) in
         net assets resulting from
         contract transactions         (777,040)  14,960,581    (252,580)  2,135,417   (374,925)  342,526    (5,693)  252,107
                                    -----------  -----------  ----------  ----------  ---------  --------  --------  --------
      Net increase (decrease) in
         net assets                    (120,014)  15,751,713     (85,914)  2,284,270   (362,636)  362,636       138   259,784
NET ASSETS:
   Beginning of period               15,751,713           --   2,284,270          --    362,636        --   259,784        --
                                    -----------  -----------  ----------  ----------  ---------  --------  --------  --------
   End of period                    $15,631,699  $15,751,713  $2,198,356  $2,284,270  $      --  $362,636  $259,922  $259,784
                                    ===========  ===========  ==========  ==========  =========  ========  ========  ========

   The accompanying notes are an integral part of these financial statements.

                                                      PIMCO VIT                     PIMCO VIT                  PIONEER AMERICA
                                                     REAL RETURN                   TOTAL RETURN                  INCOME VCT
                                                      SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                                (ADMINISTRATIVE CLASS)        (ADMINISTRATIVE CLASS)             (CLASS II)
                                             ----------------------------  ----------------------------  --------------------------
                                                2007 (a)         2006           2007           2006        2007 (d)        2006
                                                --------         ----           ----           ----        --------        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $    175,746    $   448,319    $ 1,749,481    $ 1,556,242   $    36,278    $   33,812
   Net realized gains (losses)                 (1,176,671)       454,809       (170,768)       107,194       (17,007)       (7,152)
   Change in unrealized gains (losses) on
      investments                               1,368,020     (1,120,868)     2,393,377       (531,330)       33,753        (5,753)
                                             ------------    -----------    -----------    -----------   -----------    ----------
      Net increase (decrease) in net assets
         resulting from operations                367,095       (217,740)     3,972,090      1,132,106        53,024        20,907
                                             ------------    -----------    -----------    -----------   -----------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       49,259        391,091        612,109      1,151,050        41,542       105,733
   Transfers from other funding options         1,312,860      3,398,898      7,043,574      7,331,646       172,229       429,914
   Contract charges                                    (1)        (2,200)        (8,161)        (9,998)         (176)         (202)
   Contract surrenders                           (450,076)      (813,134)    (4,699,607)    (7,527,956)     (236,912)      (93,029)
   Transfers to other funding options         (20,436,794)    (1,730,197)    (3,730,043)    (3,183,837)   (1,627,060)     (113,198)
   Other receipts (payments)                     (150,480)      (124,470)      (511,067)      (723,933)      (23,808)           --
                                             ------------    -----------    -----------    -----------   -----------    ----------
      Net increase (decrease) in net assets
         resulting  from contract
         transactions                         (19,675,232)     1,119,988     (1,293,195)    (2,963,028)   (1,674,185)      329,218
                                             ------------    -----------    -----------    -----------   -----------    ----------
      Net increase (decrease) in net assets   (19,308,137)       902,248      2,678,895     (1,830,922)   (1,621,161)      350,125
NET ASSETS:
   Beginning of period                         19,308,137     18,405,889     60,862,946     62,693,868     1,621,161     1,271,036
                                             ------------    -----------    -----------    -----------   -----------    ----------
   End of period                             $         --    $19,308,137    $63,541,841    $60,862,946   $        --    $1,621,161
                                             ============    ===========    ===========    ===========   ===========    ==========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2006 to December 31, 2006.

(c) For the period April 30, 2007 to December 31, 2007.

(d) For the period January 1, 2007 to November 9, 2007.

(e) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  PIONEER               PIONEER             PIONEER EMERGING
                                                  BOND VCT          CULLEN VALUE VCT           MARKETS VCT
                                                 SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                                 (CLASS II)            (CLASS II)              (CLASS II)
                                             ------------------  ----------------------  ---------------------
                                                2007 (e)   2006     2007        2006        2007        2006
                                                --------   ----     ----        ----        ----        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)               $    5,348   $--    $(10,455)   $(10,037)  $ (15,607)  $ (13,543)
   Net realized gains (losses)                       136    --       8,216       3,390     185,036     123,330
   Change in unrealized gains (losses) on
      investments                                 11,191    --      33,594      75,324     103,421      83,718
                                              ----------   ---    --------    --------   ---------   ---------
      Net increase (decrease) in net assets
         resulting from operations                16,675    --      31,355      68,677     272,850     193,505
                                              ----------   ---    --------    --------   ---------   ---------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                          --    --      41,084     351,028      87,671     143,276
   Transfers from other funding options        1,648,347    --      51,657     133,561       7,947      53,623
   Contract charges                                   --    --         (92)        (49)        (73)        (54)
   Contract surrenders                           (24,524)   --     (24,381)    (15,066)    (26,188)    (82,489)
   Transfers to other funding options            (84,871)   --     (12,378)    (16,992)   (233,006)   (110,005)
   Other receipts (payments)                          --    --          --      (6,524)         --     (17,147)
                                              ----------   ---    --------    --------   ---------   ---------
      Net increase (decrease) in net assets
         resulting  from contract
         transactions                          1,538,952    --      55,890     445,958    (163,649)    (12,796)
                                              ----------   ---    --------    --------   ---------   ---------
      Net increase (decrease) in net assets    1,555,627    --      87,245     514,635     109,201     180,709
NET ASSETS:
   Beginning of period                                --    --     758,135     243,500     784,915     604,206
                                              ----------   ---    --------    --------   ---------   ---------
   End of period                              $1,555,627   $--    $845,380    $758,135   $ 894,116   $ 784,915
                                              ==========   ===    ========    ========   =========   =========

                                                      PIONEER
                                                 EQUITY INCOME VCT
                                                    SUBACCOUNT
                                                    (CLASS II)
                                             ------------------------
                                                 2007          2006
                                                 ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)               $    5,108   $    4,805
   Net realized gains (losses)                   130,725       61,960
   Change in unrealized gains (losses) on
      investments                               (179,543)     302,351
                                              ----------   ----------
      Net increase (decrease) in net assets
         resulting from operations               (43,710)     369,116
                                              ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                     127,037      189,465
   Transfers from other funding options          198,546      101,983
   Contract charges                                 (293)        (272)
   Contract surrenders                          (207,884)     (74,504)
   Transfers to other funding options            (38,750)     (86,323)
   Other receipts (payments)                     (10,970)     (14,961)
                                              ----------   ----------
      Net increase (decrease) in net assets
         resulting  from contract
         transactions                             67,686      115,388
                                              ----------   ----------
      Net increase (decrease) in net assets       23,976      484,504
NET ASSETS:
   Beginning of period                         2,284,481    1,799,977
                                              ----------   ----------
   End of period                              $2,308,457   $2,284,481
                                              ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                                PIONEER EQUITY             PIONEER               PIONEER GLOBAL
                                               OPPORTUNITY VCT            FUND VCT               HIGH YIELD VCT
                                                  SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                                  (CLASS II)             (CLASS II)                (CLASS II)
                                             -------------------  ------------------------  ------------------------
                                              2007 (d)    2006        2007         2006         2007         2006
                                              --------    ----        ----         ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $   (994)  $  (770)  $  (18,816)  $  (17,714)  $  161,862   $   75,079
   Net realized gains (losses)                 16,456     1,433       52,386       72,696       44,652       12,087
   Change in unrealized gains  (losses) on
      investments                              (8,766)    8,023        6,129      127,550     (216,254)      61,027
                                             --------   -------   ----------   ----------   ----------   ----------
      Net increase (decrease)  in net
         assets resulting  from operations      6,696     8,686       39,699      182,532       (9,740)     148,193
                                             --------   -------   ----------   ----------   ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received  from
      contract owners                              --    32,862        7,222      128,595      344,534      360,593
   Transfers from other funding  options           --        --      721,928      110,389      323,495    1,194,905
   Contract charges                                (7)       (3)        (156)        (181)        (109)         (43)
   Contract surrenders                         (6,628)   (9,636)     (74,540)    (116,611)    (178,227)     (38,699)
   Transfers to other funding  options        (61,764)       --     (117,517)    (318,253)    (173,158)     (74,736)
   Other receipts (payments)                       (4)     (738)     (27,755)     (27,554)         (18)        (729)
                                             --------   -------   ----------   ----------   ----------   ----------
      Net increase (decrease)  in net
         assets resulting  from contract
         transactions                         (68,403)   22,485      509,182     (223,615)     316,517    1,441,291
                                             --------   -------   ----------   ----------   ----------   ----------
      Net increase (decrease)  in
         net assets                           (61,707)   31,171      548,881      (41,083)     306,777    1,589,484
NET ASSETS:
   Beginning of period                         61,707    30,536    1,458,720    1,499,803    2,461,743      872,259
                                             --------   -------   ----------   ----------   ----------   ----------
   End of period                             $     --   $61,707   $2,007,601   $1,458,720   $2,768,520   $2,461,743
                                             ========   =======   ==========   ==========   ==========   ==========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2006 to December 31, 2006.

(c) For the period April 30, 2007 to December 31, 2007.

(d) For the period January 1, 2007 to November 9, 2007.

(e) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                     PIONEER                PIONEER IBBOTSON           PIONEER IBBOTSON
                                                  HIGH YIELD VCT       AGGRESSIVE ALLOCATION VCT    GROWTH ALLOCATION VCT
                                                    SUBACCOUNT               SUBACCOUNT                   SUBACCOUNT
                                                    (CLASS II)               (CLASS II)                   (CLASS II)
                                             ------------------------  -------------------------  --------------------------
                                                 2007         2006         2007        2006           2007          2006
                                                 ----         ----         ----        ----           ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $   77,722   $   75,214    $ (8,018)   $ (10,583)    $  (245,130)  $  (106,901)
   Net realized gains (losses)                    6,476       13,653      28,048        4,412         435,740        18,364
   Change in unrealized gains  (losses) on
      investments                                 3,207       53,393       3,414       64,013         199,440       659,563
                                             ----------   ----------    --------    ---------     -----------   -----------
      Net increase (decrease)  in net
         assets resulting  from operations       87,405      142,260      23,444       57,842         390,050       571,026
                                             ----------   ----------    --------    ---------     -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received  from
      contract owners                            29,396      149,150       4,481      194,670       5,580,618     9,352,369
   Transfers from other funding  options        229,809      381,734      17,972      409,455       2,177,622     2,006,779
   Contract charges                                (388)        (422)        (32)         (30)         (1,521)         (112)
   Contract surrenders                          (78,601)     (58,670)    (15,910)          --        (382,904)     (248,049)
   Transfers to other funding  options         (261,848)    (397,780)       (535)    (106,091)     (1,492,311)       (5,075)
   Other receipts (payments)                         92           --          --       (5,575)            (32)           --
                                             ----------   ----------    --------    ---------     -----------   -----------
      Net increase (decrease)  in net
         assets resulting  from contract
         transactions                           (81,540)      74,012       5,976      492,429       5,881,472    11,105,912
                                             ----------   ----------    --------    ---------     -----------   -----------
      Net increase (decrease)  in
         net assets                               5,865      216,272      29,420      550,271       6,271,522    11,676,938
NET ASSETS:
   Beginning of period                        2,562,129    2,345,857     784,258      233,987      11,865,952       189,014
                                             ----------   ----------    --------    ---------     -----------   -----------
   End of period                             $2,567,994   $2,562,129    $813,678    $ 784,258     $18,137,474   $11,865,952
                                             ==========   ==========    ========    =========     ===========   ===========

                                                PIONEER IBBOTSON
                                             MODERATE ALLOCATION VCT
                                                   SUBACCOUNT
                                                   (CLASS II)
                                             ------------------------
                                                 2007         2006
                                                 ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $ (111,992)  $  (46,858)
   Net realized gains (losses)                  174,441       48,138
   Change in unrealized gains  (losses) on
      investments                               117,462      246,643
                                             ----------   ----------
      Net increase (decrease)  in net
         assets resulting  from operations      179,911      247,923
                                             ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received  from
      contract owners                         2,752,903    3,520,791
   Transfers from other funding  options      1,831,387    1,232,504
   Contract charges                                (594)        (194)
   Contract surrenders                         (427,981)    (767,636)
   Transfers to other funding  options         (442,989)     (97,343)
   Other receipts (payments)                    (48,914)          --
                                             ----------   ----------
      Net increase (decrease)  in net
         assets resulting  from contract
         transactions                         3,663,812    3,888,122
                                             ----------   ----------
      Net increase (decrease)  in
         net assets                           3,843,723    4,136,045
NET ASSETS:
   Beginning of period                        5,046,367      910,322
                                             ----------   ----------
   End of period                             $8,890,090   $5,046,367
                                             ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                                PIONEER               PIONEER                  PIONEER
                                           INDEPENDENCE VCT   INTERNATIONAL VALUE VCT     MID CAP VALUE VCT
                                              SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                              (CLASS II)             (CLASS II)               (CLASS II)
                                          ------------------  -----------------------  ----------------------
                                            2007      2006       2007         2006        2007        2006
                                          --------  --------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $ (2,926) $ (2,657)  $(14,521)   $ (9,499)  $  (32,409) $  (37,010)
   Net realized gains (losses)               5,187       516     40,613      13,941      207,023     439,162
   Change in unrealized gains
      (losses) on investments                5,146    10,832     48,720      91,145     (110,652)   (227,393)
                                          --------  --------   --------    --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                     7,407     8,691     74,812      95,587       63,962     174,759
                                          --------  --------   --------    --------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                      --    20,131      4,635      89,422       77,047     268,678
   Transfers from other funding options     24,391     4,068    184,738     218,487      102,154      49,968
   Contract charges                            (17)      (17)      (117)        (76)        (162)       (135)
   Contract surrenders                        (757)   (2,490)   (25,621)    (17,405)    (100,168)    (30,897)
   Transfers to other funding options      (25,540)   (1,217)  (103,976)    (42,970)    (101,632)    (71,487)
   Other receipts (payments)                    --        --         --          --          122          --
                                          --------  --------   --------    --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         (1,923)   20,475     59,659     247,458      (22,639)    216,127
                                          --------  --------   --------    --------   ----------  ----------
      Net increase (decrease)
         in net assets                       5,484    29,166    134,471     343,045       41,323     390,886
NET ASSETS:
   Beginning of period                     138,192   109,026    747,190     404,145    1,978,563   1,587,677
                                          --------  --------   --------    --------   ----------  ----------
   End of period                          $143,676  $138,192   $881,661    $747,190   $2,019,886  $1,978,563
                                          ========  ========   ========    ========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                            PIONEER OAK RIDGE     PIONEER REAL ESTATE   PIONEER SMALL AND    PIONEER SMALL CAP
                                           LARGE CAP GROWTH VCT        SHARES VCT       MID CAP GROWTH VCT       VALUE VCT
                                                SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                (CLASS II)             (CLASS II)           (CLASS II)           (CLASS II)
                                          ----------------------  -------------------  -------------------  ------------------
                                             2007         2006       2007      2006     2007 (d)    2006      2007      2006
                                          ----------  ----------  ---------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $  (22,980) $  (18,226) $   3,439  $  1,517  $ (16,140) $(16,064) $(12,977) $(14,777)
   Net realized gains (losses)                19,051      23,167     85,437    55,655    238,755     5,201   171,919    51,361
   Change in unrealized gains
      (losses) on investments                 68,477      16,256   (256,935)  133,120    (91,662)   50,268  (231,759)   37,669
                                          ----------  ----------  ---------  --------  ---------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                      64,548      21,197   (168,059)  190,292    130,953    39,405   (72,817)   74,253
                                          ----------  ----------  ---------  --------  ---------  --------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     8,601     195,387      1,550   104,281      1,919   108,790     3,822   126,619
   Transfers from other funding options       34,303     435,363     93,100   124,172     56,986    54,395   111,524   153,985
   Contract charges                             (103)       (104)      (287)     (318)       (26)      (28)      (44)      (37)
   Contract surrenders                       (53,783)     (9,285)   (54,774)  (28,360)   (49,986)  (16,865)  (57,446)  (19,136)
   Transfers to other funding options        (60,373)   (117,857)   (81,516)  (67,712)  (943,644)  (33,432)  (43,195) (231,891)
   Other receipts (payments)                      --     (18,977)        --   (15,654)        --        --        --   (15,328)
                                          ----------  ----------  ---------  --------  ---------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions          (71,355)    484,527    (41,927)  116,409   (934,751)  112,860    14,661    14,212
                                          ----------  ----------  ---------  --------  ---------  --------  --------  --------
      Net increase (decrease)
         in net assets                        (6,807)    505,724   (209,986)  306,701   (803,798)  152,265   (58,156)   88,465
NET ASSETS:
   Beginning of period                     1,123,926     618,202    831,840   525,139    803,798   651,533   750,557   662,092
                                          ----------  ----------  ---------  --------  ---------  --------  --------  --------
   End of period                          $1,117,119  $1,123,926  $ 621,854  $831,840  $      --  $803,798  $692,401  $750,557
                                          ==========  ==========  =========  ========  =========  ========  ========  ========

   The accompanying notes are an integral part of these financial statements.

                                              PIONEER STRATEGIC          PIONEER           PUTNAM VT
                                                  INCOME VCT            VALUE VCT       DISCOVERY GROWTH
                                                  SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
                                                  (CLASS II)            (CLASS II)         (CLASS IB)
                                           ----------------------  -------------------  ----------------
                                               2007       2006      2007 (d)     2006    2007     2006
                                           ----------  ----------  ---------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $  101,345  $   89,226  $   5,898  $(15,301) $(1,186) $(1,129)
   Net realized gains (losses)                 14,618       4,542    106,482    57,148    7,335    3,664
   Change in unrealized gains (losses)
      on investments                           13,906      26,398   (112,563)   45,437     (316)   3,715
                                           ----------  ----------  ---------  --------  -------  -------
      Net increase (decrease) in net
         assets resulting from operations     129,869     120,166       (183)   87,284    5,833    6,250
                                           ----------  ----------  ---------  --------  -------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                          34,551     481,429      2,071    40,040       --       --
   Transfers from other funding options       388,605     500,096     31,846    99,770       26       --
   Contract charges                              (486)       (504)       (81)      (97)     (12)     (16)
   Contract surrenders                       (167,629)   (180,780)   (56,435)  (88,775)  (1,575)  (9,915)
   Transfers to other funding options        (344,841)   (341,400)  (762,062)  (36,985)      --      (53)
   Other receipts (payments)                  (16,180)       (701)    (4,952)  (14,188)      --       --
                                           ----------  ----------  ---------  --------  -------  -------
      Net increase (decrease) in net
         assets resulting from contract
         transactions                        (105,980)    458,140   (789,613)     (235)  (1,561)  (9,984)
                                           ----------  ----------  ---------  --------  -------  -------
      Net increase (decrease) in net
         assets                                23,889     578,306   (789,796)   87,049    4,272   (3,734)
NET ASSETS:
   Beginning of period                      3,402,922   2,824,616    789,796   702,747   69,139   72,873
                                           ----------  ----------  ---------  --------  -------  -------
   End of period                           $3,426,811  $3,402,922  $      --  $789,796  $73,411  $69,139
                                           ==========  ==========  =========  ========  =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                   PUTNAM VT                PUTNAM VT             VAN KAMPEN LIT      VAN KAMPEN LIT
                                             INTERNATIONAL EQUITY        SMALL CAP VALUE             COMSTOCK           ENTERPRISE
                                                  SUBACCOUNT                SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                                  (CLASS IB)                (CLASS IB)              (CLASS II)          (CLASS II)
                                           -----------------------  -----------------------  ----------------------  ---------------
                                             2007 (a)      2006       2007 (a)      2006        2007        2006      2007     2006
                                           -----------  ----------  -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $    48,035  $  (27,124) $    (6,621) $ (112,193) $   (7,509) $  (16,382) $  (50) $  (44)
   Net realized gains (losses)                 978,232     119,130    1,827,234     791,970     164,371     184,025      13       6
   Change in unrealized gains (losses)
      on investments                          (856,574)    363,297   (1,360,720)    244,536    (198,699)     91,258     268     136
                                           -----------  ----------  -----------  ----------  ----------  ----------  ------  ------
      Net increase (decrease) in net
         assets resulting from operations      169,693     455,303      459,893     924,313     (41,837)    258,901     231      98
                                           -----------  ----------  -----------  ----------  ----------  ----------  ------  ------
CONTRACT TRANSACTIONS:
   Purchase payments received from
      contract owners                            4,803      56,875       80,053      68,667      31,298      67,044      --      --
   Transfers from other funding options         48,848     183,671       67,647     569,022      39,687      62,278      --      --
   Contract charges                                 (1)       (143)          (3)       (851)       (175)       (200)     --      --
   Contract surrenders                         (71,958)   (239,546)    (208,822)   (426,150)   (350,867)   (421,539)     --      --
   Transfers to other funding options       (2,369,803)    (40,091)  (7,454,937)   (394,023)   (385,889)    (62,970)     --      --
   Other receipts (payments)                        --     (14,638)         (34)    (13,884)         --          --      --       1
                                           -----------  ----------  -----------  ----------  ----------  ----------  ------  ------
      Net increase (decrease) in net
         assets resulting from contract
         transactions                       (2,388,111)    (53,872)  (7,516,096)   (197,219)   (665,946)   (355,387)     --       1
                                           -----------  ----------  -----------  ----------  ----------  ----------  ------  ------
      Net increase (decrease) in net
         assets                             (2,218,418)    401,431   (7,056,203)    727,094    (707,783)    (96,486)    231      99
NET ASSETS:
   Beginning of period                       2,218,418   1,816,987    7,056,203   6,329,109   1,996,424   2,092,910   2,294   2,195
                                           -----------  ----------  -----------  ----------  ----------  ----------  ------  ------
   End of period                           $        --  $2,218,418  $        --  $7,056,203  $1,288,641  $1,996,424  $2,525  $2,294
                                           ===========  ==========  ===========  ==========  ==========  ==========  ======  ======

   The accompanying notes are an integral part of these financial statements.

                                                                                    VAN KAMPEN LIT
                                                                                   STRATEGIC GROWTH
                                                                                      SUBACCOUNT
                                                                                       (CLASS I)
                                                                                ----------------------
                                                                                   2007        2006
                                                                                ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                                                 $  (18,599) $  (19,178)
   Net realized gains (losses)                                                      21,154        (506)
   Change in unrealized gains (losses) on investments                              148,963      30,066
                                                                                ----------  ----------
      Net increase (decrease) in net assets resulting from operations              151,518      10,382
                                                                                ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract owners                                   2,560       6,781
   Transfers from other funding options                                             32,112      74,845
   Contract charges                                                                   (341)       (362)
   Contract surrenders                                                             (70,704)    (43,970)
   Transfers to other funding options                                             (101,960)    (91,739)
   Other receipts (payments)                                                        11,106          --
                                                                                ----------  ----------
   Net increase (decrease) in net assets resulting from contract transactions     (127,227)    (54,445)
                                                                                ----------  ----------
      Net increase (decrease) in net assets                                         24,291     (44,063)
NET ASSETS:
   Beginning of period                                                           1,070,528   1,114,591
                                                                                ----------  ----------
   End of period                                                                $1,094,819  $1,070,528
                                                                                ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Nine for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on June 18, 1999 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
American Funds Insurance Series ("American Funds")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Insurance Trust ("LMPVIT")
Lord Abbett Series Fund, Inc. ("Lord Abbett")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Putnam Variable Trust ("Putnam VT")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)

LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A) MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B) MIST PIMCO Inflation Protected Bond Subaccount (Class A) MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)

MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
AIM V.I. Core Equity Subaccount
Credit Suisse Trust Emerging Markets Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount
LMPVPI Total Return Subaccount
LMPVPII Growth and Income Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVPIV Multiple Discipline Subaccount - Large Cap Growth and Value LMPVPV Small Cap Growth Opportunities Subaccount
LMPVPVI Large Cap Growth Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid-Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                             NEW NAME
-----------------------------------  -------------------------------------------
Legg Mason Partners Variable         Legg Mason Partners Variable International
   International All Cap Growth         All Cap Opportunity Portfolio
   Portfolio
Legg Mason Partners Variable         Legg Mason Partners Variable Social
   Social Awareness Stock Portfolio     Awareness Portfolio
Janus Capital Appreciation           Janus Forty Portfolio
   Portfolio
Legg Mason Partners Variable         Legg Mason Partners Variable Capital and
   Multiple Discipline                  Income Portfolio
   Portfolio - Balanced All Cap
   Growth and Value
Pioneer Growth Shares VCT            Pioneer Independence VCT Portfolio
   Portfolio

MERGERS:

OLD NAME                             NEW NAME
-----------------------------------  -------------------------------------------
Legg Mason Partners Variable         Legg Mason Partners Variable Investors
   Large Cap Value Portfolio            Portfolio
Legg Mason Partners Variable         Legg Mason Partners Variable Large Cap
   Large Cap Growth Portfolio I         Growth Portfolio III
Legg Mason Partners Variable         Legg Mason Partners Variable Aggressive
   Premier Selections All Cap           Growth Portfolio
   Growth Portfolio
Legg Mason Partners Variable All     Legg Mason Partners Variable Fundamental
   Cap Portfolio                        Value Portfolio
Legg Mason Partners Variable         Legg Mason Partners Variable Small Cap
   Small Cap Growth Opportunities       Growth Portfolio
   Portfolio
Legg Mason Partners Variable         Legg Mason Partners Variable Multiple
   Total Return Portfolio               Discipline Portfolio - Balanced All Cap
                                        Growth and Value
Legg Mason Partners Variable         Legg Mason Partners Variable Appreciation
   Multiple Discipline Portfolio -      Portfolio
   Large Cap Growth and Value
Legg Mason Partners Variable         Legg Mason Partners Variable Appreciation
   Growth and Income Portfolio          Portfolio
Western Asset Management High        BlackRock High Yield Portfolio
   Yield Bond Portfolio
Pioneer Mid-Cap Value Portfolio      Lazard Mid-Cap Portfolio
Pioneer America Income VCT           Pioneer Bond Fund VCT Portfolio
   Portfolio
Pioneer Value VCT Portfolio          Pioneer Fund VCT Portfolio

SUBSTITUTIONS:

OLD NAME                             NEW NAME
-----------------------------------  -------------------------------------------
AIM V.I. Capital Appreciation        Met/AIM Capital Appreciation Portfolio
   Fund
AIM V.I. Core Equity Fund            Capital Guardian U.S. Equity Portfolio
Credit Suisse Emerging Markets       MFS Emerging Markets Equity Portfolio
   Portfolio
Lord Abbett Series Growth and        Lord Abbett Growth and Income Portfolio
   Income Portfolio
Lord Abbett Series Mid Cap Value     Lord Abbett Mid-Cap Value Portfolio
   Portfolio
Putnam VT International Equity       MFS Research International Portfolio
   Fund
Putnam VT Small Cap Value Fund       Third Avenue Small Cap Value Portfolio
PIMCO VIT Real Return Portfolio      PIMCO Inflation Protected Bond Portfolio

LIQUIDATIONS:

Pioneer Equity Opportunity VCT
   Portfolio

Pioneer Small and Mid Cap Growth
   VCT Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                        NEW PORTFOLIO
-----------------------------------  -------------------------------------------
BlackRock Large-Cap Core             BlackRock Large-Cap Core Portfolio
   Portfolio (Class A)                  (Class E)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK - The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE - The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION - For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT - For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT - For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                1.15% - 1.90%
Administrative                            0.15%
Enhanced Stepped-Up Provision             0.15% - 0.20%
Guaranteed Minimum Withdrawal Benefit     0.25% - 0.50%
Guaranteed Minimum Accumulation Benefit   0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis for Contracts with a value of less than $40,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 6% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds in the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisors and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                             AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                                             -----------------------  -----------------------------
                                                                                            MARKET       COST OF        PROCEEDS
                                                                                SHARES     VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                                             -----------  ----------  -------------  --------------
AIM V.I. Mid Cap Core Equity Subaccount (Series II) (Cost $296,972)              22,689      327,854        20,945         83,461
AIM V.I. Capital Appreciation Subaccount (Series II) (Cost $0) (a)                   --           --        16,235      1,195,026
AIM V.I. Core Equity Subaccount (Series I) (Cost $0) (a)                             --           --            --        126,910
American Funds Global Growth Subaccount (Class 2) (Cost $25,732,742)          1,431,055   35,776,367     5,308,694      3,146,375
American Funds Growth Subaccount (Class 2) (Cost $69,097,113)                 1,293,458   86,299,519     8,649,670      9,392,026
American Funds Growth-Income Subaccount (Class 2) (Cost $66,280,855)          1,954,750   82,607,725     5,945,626      9,518,931
Credit Suisse Trust Emerging Markets Subaccount (Cost $0) (a)                        --           --            --         15,712
Dreyfus VIF Appreciation Subaccount (Initial Shares) (Cost $373,178)             10,883      488,198        13,981         34,133
Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (Cost $517,914)       13,242      428,244        88,990         31,457
Fidelity VIP Contrafund Subaccount (Service Class 2) (Cost $3,391,034)          126,597    3,476,366     1,104,204        779,327
Fidelity VIP Contrafund Subaccount (Service Class) (Cost $36,073,682)         1,316,498   36,598,648    10,573,304      4,630,104
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
   (Cost $66,073)                                                                 8,538       76,676         9,462         12,204
Fidelity VIP Mid Cap Subaccount (Service Class 2) (Cost $23,076,832)            807,759   28,780,466     3,769,190      4,867,129
FTVIPT Franklin Income Securities Subaccount (Class 2) (Cost $13,187,793)       803,569   13,909,783     4,459,684      1,402,027
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
   (Cost $3,202,461)                                                            184,421    3,553,800       395,154        396,989
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2)
   (Cost $5,701,052)                                                            305,982    7,010,053       994,287        969,799
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)
   (Cost $13,678,123)                                                         1,250,846   20,013,539     4,428,789      3,620,473
FTVIPT Templeton Foreign Securities Subaccount (Class 2) (Cost $22,043,082)   1,511,870   30,615,366     3,933,617      2,854,243
Janus Aspen Global Life Sciences Subaccount (Service Shares) (Cost $7,051)        1,082       12,373            --            211
Janus Aspen Global Technology Subaccount (Service Shares) (Cost $84,688)         24,165      125,176        13,899         52,286
Janus Aspen Mid Cap Growth Subaccount (Service Shares) (Cost $1,286,006)         44,020    1,714,590       600,883        265,089
Janus Aspen Worldwide Growth Subaccount (Service Shares) (Cost $43,929)           1,717       60,139         2,647         36,979
LMPIS Premier Selections All Cap Growth Subaccount (Cost $0) (a)                     --           --        26,716        450,528
LMPVET Aggressive Growth Subaccount (Class I) (Cost $36,861,973)              2,932,982   47,836,937     1,915,273      7,997,424
LMPVET Aggressive Growth Subaccount (Class II) (Cost $1,840,521) (b)            108,486    1,767,240     2,088,263        246,148
LMPVET Appreciation Subaccount (Class I) (Cost $18,525,220)                     823,974   21,719,967     2,454,830      3,469,585
LMPVET Appreciation Subaccount (Class II) (Cost $10,006,307) (b)                355,258    9,385,925    10,254,781        242,665

                                                                                                           FOR THE YEAR ENDED
                                                                             AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                                             -----------------------  -----------------------------
                                                                                            MARKET       COST OF        PROCEEDS
                                                                                SHARES     VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                                             -----------  ----------  -------------  --------------
LMPVET Capital Subaccount (Cost $63,508,236)                                   4,400,075  69,345,182     4,918,786     10,625,470
LMPVET Dividend Strategy Subaccount (Cost $2,321,261)                            259,150   2,713,305       446,995        414,809
LMPVET Equity Index Subaccount (Class II) (Cost $9,505,875)                      335,370  11,265,086     1,135,309      2,057,799
LMPVET Fundamental Value Subaccount (Class I) (Cost $44,976,728)               2,128,815  46,173,998    16,343,866      7,539,528
LMPVET Global Equity Subaccount (Cost $23,113,749)                             1,508,948  26,889,458     2,040,857      3,563,002
LMPVET International All Cap Opportunity Subaccount (Cost $233,252)               20,816     186,303        95,507         73,183
LMPVET Investors Subaccount (Class I) (Cost $6,006,052)                          438,494   7,243,917     1,544,411      1,119,914
LMPVET Large Cap Growth Subaccount (Class I)  (Cost $9,629,617)                  696,498  11,561,866       625,007      2,731,022
LMPVET Mid Cap Core Subaccount (Class I) (Cost $10,537,503)                      809,739  10,024,573     2,498,924      2,054,534
LMPVET Multiple Discipline Subaccount-Large Cap  Growth and Value
   (Cost $0) (c)                                                                     --          --        710,937     11,721,231
LMPVET Small Cap Growth Subaccount (Class I) (Cost $7,276,012)                   511,115   7,682,054     4,805,013        869,654
LMPVET Social Awareness Subaccount (Cost $104,775)                                 4,208     104,873        43,899          6,296
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                                     --          --       759,222     13,626,754
LMPVPI All Cap Subaccount (Class II) (Cost $0) (a)                                    --          --        27,124        221,167
LMPVPII Growth and Income Subaccount (Class I) (Cost $0) (a)                          --          --         5,384        143,174
LMPVPV Small Cap Growth Opportunities Subaccount (Cost $0) (a)                        --          --       150,282      4,315,053
LMPVPI Large Cap Growth Subaccount (Class I) (Cost $0) (a)                            --          --        16,108        406,524
LMPVPII Aggressive Growth Subaccount (Class I) (Cost $0) (a)                          --          --         6,665        869,861
LMPVPII Aggressive Growth Subaccount (Class II) (Cost $0) (a)                         --          --        11,937      2,029,237
LMPVET Capital and Income Subaccount (Class II) (Cost $66,487,606)             5,179,296  64,378,703    12,623,596     13,694,530
LMPVIT Adjustable Rate Income Subaccount (Cost $5,466,703)                       544,778   5,191,735       456,896        806,397
LMPVIT Diversified Strategic Income Subaccount (Cost $11,577,001)              1,253,582  10,805,876       806,330      2,266,102
LMPVIT High Income Subaccount (Cost $22,086,896)                               2,966,742  19,788,169     2,364,017      3,047,367
LMPVIT Money Market Subaccount (Cost $14,223,244)                             14,223,244  14,223,244    13,463,282     10,596,047
LMPVPI Total Return Subaccount (Class II) (Cost $0) (a)                               --          --        52,286        677,219
LMPVPIII Large Cap Value Subaccount (Cost $0) (a)                                     --          --         3,618        974,929
Lord Abbett Growth and Income Subaccount (Class VC) (Cost $0) (a)                     --          --       150,839      8,395,661
Lord Abbett Mid-Cap Value Subaccount (Class VC) (Cost $0) (a)                         --          --       121,299     14,520,290
MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (Cost $597,541)              29,927     540,475       104,827        242,317
MIST BlackRock High Yield Subaccount (Class A) (Cost $1,330,809)                 158,706   1,307,736       503,503        251,391
MIST BlackRock Large-Cap Core Subaccount (Class E) (Cost $2,028,977) (b)         185,119   2,049,263     2,222,783        193,132
MIST BlackRock Large-Cap Core Subaccount (Class A) (Cost $0) (a)                      --          --       275,608      2,210,271

                                                                                                           FOR THE YEAR ENDED
                                                                             AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                                             -----------------------  -----------------------------
                                                                                            MARKET       COST OF        PROCEEDS
                                                                                SHARES     VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                                             -----------  ----------  -------------  --------------
MIST Dreman Small-Cap Value Subaccount (Class A) (Cost $1,042,729)               76,911    1,043,676       703,907        133,095
MIST Harris Oakmark International Subaccount (Class A) (Cost $7,641,254)        434,643    7,506,288     2,314,613      1,555,519
MIST Janus Forty Subaccount (Class A) (Cost $1,445,808)                          19,079    1,599,018       867,758        287,662
MIST Lazard Mid-Cap Subaccount (Class B) (Cost $120,079) (b)                      8,792      106,387       161,959         41,177
MIST Legg Mason Partners Managed Assets Subaccount (Class A) (Cost $255,889)     15,133      259,677        30,598         18,736
MIST Lord Abbett Bond Debenture Subaccount (Class A) (Cost $1,820,452)          153,257    1,935,641       204,906        668,458
MIST Lord Abbett Growth and Income Subaccount (Class B) (Cost $27,781,974)    1,010,315   28,985,936     9,819,367      3,688,222
MIST Lord Abbett Mid-Cap Value Subaccount (Class B) (Cost $13,194,775)          616,546   12,010,319    14,643,740      1,779,409
MIST Met/AIM Capital Appreciation Subaccount (Class A) (Cost $2,280,255)        187,420    2,264,038        12,584        342,040
MIST Met/AIM Capital Appreciation Subaccount (Class E) (Cost $1,091,510) (b)     95,352    1,133,740     1,274,291        190,089
MIST Met/AIM Small Cap Growth Subaccount (Class A) (Cost $202,559)               13,960      207,446       333,204        220,981
MIST MFS Emerging Markets Equity Subaccount (Class A) (Cost $3,244) (b)             286        4,106        15,620         15,728
MIST MFS Research International Subaccount (Class B) (Cost $2,152,056) (b)      157,750    2,258,974     2,807,637        677,777
MIST MFS Value Subaccount (Class A) (Cost $4,884,513)                           354,671    5,334,259     1,406,290      1,714,327
MIST Neuberger Berman Real Estate Subaccount (Class A) (Cost $3,786,612)        241,461    3,399,773     1,450,675      1,664,511
MIST Oppenheimer Capital Appreciation Subaccount (Class B) (Cost $1,578,122)    175,384    1,729,288       233,965        235,647
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
   (Cost $19,014,349) (b)                                                     1,863,689   20,426,026    20,619,348      1,638,361
MIST Pioneer Fund Subaccount (Class A) (Cost $1,956,273)                        144,320    2,197,992       121,625        604,600
MIST Pioneer Mid-Cap Value Subaccount (Class A) (Cost $0) (a)                        --           --        64,992        121,899
MIST Pioneer Strategic Income Subaccount (Class A) (Cost $12,012,202)         1,263,219   12,657,455     1,540,202      1,333,023
MIST Third Avenue Small Cap Value Subaccount (Class B) (Cost $17,261,828)     1,013,607   15,893,353     8,636,273      2,718,546
MSF BlackRock Aggressive Growth Subaccount (Class D) (Cost $2,910,924)          119,091    3,413,156       456,603        543,861
MSF BlackRock Bond Income Subaccount (Class A) (Cost $1,090,777)                 10,474    1,170,059       102,577        236,051
MSF BlackRock Bond Income Subaccount (Class E) (Cost $14,033,212)               135,924   15,083,515     1,272,933      2,605,692
MSF BlackRock Money Market Subaccount (Class A) (Cost $3,770,562)                37,704    3,770,562     4,551,677      2,974,601
MSF Capital Guardian U.S. Equity Subaccount (Class A) (Cost $805,690)            62,866      782,057       206,979        271,250
MSF FI Large Cap Subaccount (Class A) (Cost $3,949,606)                         267,950    3,928,141       365,344        597,299
MSF FI Value Leaders Subaccount (Class D) (Cost $14,306,553)                     71,294   13,958,013     1,689,742      2,851,547
MSF MetLife Aggressive Allocation Subaccount (Class B) (Cost $1,134,024)         89,872    1,133,286       760,137        388,215

                                                                                                           FOR THE YEAR ENDED
                                                                             AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                                             -----------------------  -----------------------------
                                                                                            MARKET       COST OF        PROCEEDS
                                                                                SHARES     VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                                             -----------  ----------  -------------  --------------
MSF MetLife Conservative Allocation Subaccount (Class B) (Cost $2,395,439)      228,399    2,539,793    2,171,830         715,983
MSF MetLife Conservative to Moderate Allocation  Subaccount (Class B)
   (Cost $2,155,269)                                                            194,825    2,246,334    1,853,279         383,983
MSF MetLife Moderate Allocation Subaccount (Class B) (Cost $3,376,480)          297,361    3,556,438    1,970,115         346,305
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
   (Cost $2,769,331)                                                            238,914    2,957,759    1,058,715         438,240
MSF MFS Total Return Subaccount (Class B) (Cost $46,790) (b)                        302       46,142       46,885              93
MSF MFS Total Return Subaccount (Class F) (Cost $42,369,735)                    292,842   44,936,573    3,797,779       6,795,063
MSF Oppenheimer Global Equity Subaccount (Class B) (Cost $14,204,353)           896,467   15,634,388    1,132,648       1,861,152
MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (Cost $1,889,962)       134,067    2,198,691       99,004         368,704
MSF Western Asset Management High Yield Bond  Subaccount (Class A)
   (Cost $0) (a)                                                                     --           --       91,799         435,216
MSF Western Asset Management U.S. Government  Subaccount (Class A)
   (Cost $245,658)                                                               20,814      259,966       20,346          24,371
PIMCO VIT Real Return Subaccount (Administrative Class) (Cost $0) (a)                --           --    1,496,310      20,997,860
PIMCO VIT Total Return Subaccount (Administrative Class) (Cost $62,796,530)   6,058,479   63,551,886    7,660,577       7,200,682
Pioneer America Income VCT Subaccount (Class II) (Cost $0) (c)                       --           --      261,818       1,899,916
Pioneer Bond VCT Subaccount (Class II) (Cost $1,544,705) (d)                    143,138    1,555,895    1,579,362          34,794
Pioneer Cullen Value VCT Subaccount (Class II) (Cost $720,828)                   62,355      845,528      102,352          56,857
Pioneer Emerging Markets VCT Subaccount (Class II) (Cost $536,220)               20,644      894,281      189,789         276,137
Pioneer Equity Income VCT Subaccount (Class II) (Cost $2,067,518)                96,646    2,308,862      461,198         310,654
Pioneer Equity Opportunity VCT Subaccount (Class II) (Cost $0) (c)                   --           --       11,957          69,499
Pioneer Fund VCT Subaccount (Class II) (Cost $1,719,463)                         78,253    2,007,976      740,855         250,293
Pioneer Global High Yield VCT Subaccount (Class II) (Cost $2,917,903)           287,228    2,769,059      936,537         418,062
Pioneer High Yield VCT Subaccount (Class II) (Cost $2,597,639)                  232,646    2,568,451      478,386         479,572
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
   (Cost $742,622)                                                               64,898      813,824       56,199          33,800
Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
   (Cost $17,275,807)                                                         1,461,827   18,141,276    7,776,714       1,827,456
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)
   (Cost $8,506,976)                                                            740,991    8,891,895    4,816,539       1,169,598
Pioneer Independence VCT Subaccount (Class II) (Cost $120,029)                    9,295      143,701       24,284          29,123
Pioneer International Value VCT Subaccount (Class II) (Cost $666,049)            47,409      881,814      192,389         138,282
Pioneer Mid Cap Value VCT Subaccount (Class II) (Cost $2,274,546)               105,606    2,020,234      407,886         244,390
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
   (Cost $978,177)                                                               85,684    1,117,322       45,310         135,113

                                                                                                           FOR THE YEAR ENDED
                                                                             AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                                             -----------------------  -----------------------------
                                                                                            MARKET       COST OF        PROCEEDS
                                                                                SHARES     VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                                             -----------  ----------  -------------  --------------
Pioneer Real Estate Shares VCT Subaccount (Class II) (Cost $676,123)            26,523       621,963     197,700          165,035
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (Cost $0) (c)            --            --     346,559        1,004,024
Pioneer Small Cap Value VCT Subaccount (Class II) (Cost $834,361)               54,019       692,526     285,862          109,666
Pioneer Strategic Income VCT Subaccount (Class II) (Cost $3,436,041)           316,477     3,427,423     653,362          639,479
Pioneer Value VCT Subaccount (Class II) (Cost $0) (c)                               --            --     100,354          831,192
Putnam VT Discovery Growth Subaccount (Class IB) (Cost $48,232)                 12,360        73,421       6,322            2,770
Putnam VT International Equity Subaccount (Class IB) (Cost $0) (a)                  --            --     371,294        2,445,345
Putnam VT Small Cap Value Subaccount (Class IB) (Cost $0) (a)                       --            --     961,067        7,704,632
Van Kampen LIT Comstock Subaccount (Class II) (Cost $1,161,891)                 93,396     1,288,870     133,478          764,019
Van Kampen LIT Enterprise Subaccount (Class II) (Cost $1,873)                      144         2,521           4               53
Van Kampen LIT Strategic Growth Subaccount (Class I) (Cost $912,460)            32,511     1,094,977      38,978          184,750

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.


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

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                   AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                           ------------------------------  --------------------------------------------------
                                                   UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                           UNITS     LOWEST TO     ASSETS     INCOME         LOWEST TO          LOWEST TO
                                           (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                           ------  -------------  -------  -------------  ----------------  -----------------
AIM V.I. Mid Cap Core Equity         2007     232  1.283 - 1.432      328       0.05         1.85 - 2.55          6.56 - 7.27
   Subaccount (Series II)            2006     276  1.204 - 1.335      364       0.73         1.85 - 2.55          8.18 - 9.04
                                     2005     267  1.113 - 1.225      324       0.31         1.85 - 2.55          1.24 - 7.64
                                     2004     213  1.158 - 1.164      247       0.05         1.75 - 2.25         7.29 - 11.60
                                     2003       1          1.043        1         --                1.75                 4.30

AIM V.I. Capital Appreciation        2007      --  1.187 - 1.273       --         --         1.85 - 2.65          6.24 - 6.53
   Subaccount (Series II) (a)        2006     931  1.116 - 1.195    1,100         --         1.85 - 2.50        (3.38) - 4.26
                                     2005     855  1.115 - 1.150      976         --         1.85 - 2.65         5.71 - 14.01
                                     2004     604  1.068 - 1.078      649         --         1.75 - 2.65         0.56 - 12.77
                                     2003       2          1.032        2         --                1.75                 3.20

AIM V.I. Core Equity Subaccount      2007      --  1.153 - 1.160       --         --         1.30 - 1.85          6.96 - 7.22
   (Series I) (a)                    2006     109  1.075 - 1.082      118       0.36         1.30 - 2.25          7.50 - 8.20

American Funds Global Growth         2007  17,626  1.539 - 2.198   35,770       2.72         1.30 - 2.70        11.83 - 13.36
   Subaccount (Class 2)              2006  17,433  1.361 - 1.950   31,330       0.88         1.30 - 2.70        17.18 - 18.88
                                     2005  15,832  1.147 - 1.649   24,105       0.67         1.30 - 2.70         4.71 - 14.54
                                     2004   9,814  1.022 - 1.473   13,186       0.38         1.30 - 2.65         4.64 - 14.31
                                     2003   2,800  0.914 - 1.322    3,119       0.33         1.30 - 2.45         6.43 - 33.53

American Funds Growth Subaccount     2007  47,779  1.312 - 1.954   86,285       0.77         1.30 - 2.70         9.35 - 10.91
   (Class 2)                         2006  50,889  1.189 - 1.769   83,560       0.80         1.30 - 2.70          7.26 - 8.82
                                     2005  48,440  1.097 - 1.633   73,936       0.79         1.30 - 2.70         5.74 - 14.72
                                     2004  30,250  0.961 - 1.429   40,570       0.25         1.30 - 2.65         5.26 - 16.73
                                     2003   9,604  0.869 - 1.292   11,304       0.20         1.30 - 2.45         1.28 - 37.58

American Funds Growth-Income         2007  51,862  1.253 - 1.670   82,594       1.48         1.30 - 2.75          2.20 - 3.66
   Subaccount (Class 2)              2006  55,509  1.226 - 1.617   85,923       1.56         1.30 - 2.75        12.07 - 13.76
                                     2005  54,320  1.094 - 1.428   74,662       1.49         1.30 - 2.75          3.09 - 6.83
                                     2004  37,264  1.084 - 1.372   49,618       1.26         1.30 - 2.65         5.02 - 12.27
                                     2003  12,284  0.999 - 1.265   14,977       1.70         1.30 - 2.45         0.20 - 30.64

Credit Suisse Trust Emerging         2007      --          2.356       --         --                1.85                 4.66
   Markets Subaccount (a)            2006       7          2.251       15       0.60                1.85                30.12
                                     2005       9          1.730       16       0.70                1.85                25.64
                                     2004      11          1.377       15       0.30                1.85                22.62
                                     2003       9          1.123       10         --                1.85                40.20

Dreyfus VIF Appreciation Subaccount  2007     360  1.208 - 1.460      488       1.53         1.75 - 2.75          4.26 - 5.29
   (Initial Shares)                  2006     373  1.149 - 1.390      482       1.62         1.75 - 2.75        13.32 - 14.37
                                     2005     419  1.005 - 1.217      466       0.02         1.75 - 2.75        (0.29) - 2.70
                                     2004     332  0.981 - 1.184      351       1.83         1.75 - 2.25          2.70 - 3.15
                                     2003     209  0.951 - 1.150      209       2.64         1.75 - 2.25         4.73 - 19.02

Dreyfus VIF Developing Leaders       2007     375  0.982 - 1.265      428       0.74         1.75 - 2.45     (13.19) - (12.63)
   Subaccount (Initial Shares)       2006     373  1.124 - 1.451      489       0.39         1.75 - 2.45          1.28 - 1.99
                                     2005     362  1.104 - 1.427      462         --         1.75 - 2.45         3.23 - 13.47
                                     2004     178  1.063 - 1.371      210       0.31         1.75 - 2.45          4.61 - 9.36
                                     2003      52  0.972 - 1.258       52       0.04         1.85 - 2.25         0.00 - 29.26

                                                   AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                            ------------------------------  -------------------------------------------------
                                                    UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                            UNITS     LOWEST TO     ASSETS     INCOME          LOWEST TO        LOWEST TO
                                            (000s)   HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                            ------  -------------  -------  -------------  ----------------  ----------------
Fidelity VIP Contrafund Subaccount    2007   1,812  1.562 - 2.024    3,476       0.73         1.75 - 2.65      14.23 - 15.27
   (Service Class 2)                  2006   2,080  1.366 - 1.759    3,483       0.99         1.75 - 2.65        8.55 - 9.45
                                      2005   2,100  1.258 - 1.610    3,200       0.10         1.75 - 2.65       7.71 - 18.25
                                      2004   1,253  1.233 - 1.401    1,673       0.17         1.75 - 2.65       5.08 - 14.86
                                      2003     642  1.091 - 1.242      747       0.07         1.85 - 2.25      23.34 - 25.84

Fidelity VIP Contrafund Subaccount    2007  18,598  1.562 - 2.066   36,593       0.83         1.30 - 2.70      14.35 - 15.95
   (Service Class)                    2006  19,928  1.366 - 1.789   34,108       1.12         1.30 - 2.70       1.41 - 10.16
                                      2005  17,029  1.260 - 1.630   26,861       0.15         1.30 - 2.60       6.92 - 15.40
                                      2004   8,851  1.154 - 1.419   12,285       0.16         1.30 - 2.60       9.42 - 14.29
                                      2003   3,370  1.017 - 1.254    4,058       0.15         1.30 - 2.25       4.78 - 26.63

Fidelity VIP Dynamic Capital          2007      50  1.460 - 1.588       77       0.11         1.75 - 2.25        4.36 - 4.86
   Appreciation Subaccount            2006      57  1.393 - 1.520       83       0.18         1.75 - 2.25       6.22 - 11.71
   (Service Class 2)                  2005      76  1.247 - 1.365      101         --         1.85 - 2.25      18.04 - 18.42
                                      2004     140  1.053 - 1.155      158         --         1.85 - 2.25      (0.95) - 5.19
                                      2003      75  1.059 - 1.164       86         --         1.85 - 2.25      22.71 - 26.25

Fidelity VIP Mid Cap Subaccount       2007  12,903  1.728 - 2.389   28,776       0.49         1.30 - 2.70      12.21 - 13.86
   (Service Class 2)                  2006  14,501  1.540 - 2.107   28,565       0.17         1.30 - 2.70       6.19 - 10.91
                                      2005  13,666  1.407 - 1.907   24,513         --         1.30 - 2.70       4.44 - 18.53
                                      2004   8,721  1.411 - 1.643   13,567         --         1.30 - 2.65      13.54 - 23.08
                                      2003   2,963  1.159 - 1.341    3,652       0.11         1.30 - 2.25       2.29 - 44.11

FTVIPT Franklin Income Securities     2007  11,453  1.193 - 1.238   13,907       3.38         1.30 - 2.70      (1.31) - 2.40
   Subaccount (Class 2)               2006   9,192  1.181 - 1.209   10,974       3.35         1.30 - 2.70       2.25 - 16.62
                                      2005   3,511  1.027 - 1.035    3,618       0.20         1.40 - 2.55      (3.56) - 3.81

FTVIPT Franklin Rising Dividends      2007   2,874  1.103 - 1.255    3,553       2.37         1.85 - 2.65     (5.23) - (4.49)
   Securities Subaccount (Class 2)    2006   2,922  1.160 - 1.318    3,795       1.07         1.75 - 2.65       1.75 - 15.11
                                      2005   2,784  1.080 - 1.143    3,157       0.89         1.85 - 2.65        0.72 - 5.08
                                      2004   1,686  1.116 - 1.127    1,890       0.20         1.75 - 2.65        5.73 - 9.10
                                      2003       2          1.033        2         --                1.75               3.30

FTVIPT Franklin Small-Mid Cap Growth  2007   4,541  1.049 - 1.725    7,009         --         1.30 - 2.65        8.32 - 9.85
   Securities Subaccount (Class 2)    2006   4,775  0.958 - 1.577    6,745         --         1.30 - 2.65        0.00 - 7.26
                                      2005   5,071  0.895 - 1.476    6,756         --         1.30 - 2.65        2.01 - 3.41
                                      2004   4,257  0.868 - 1.433    5,475         --         1.30 - 2.65       3.30 - 11.81
                                      2003   1,475  0.795 - 1.307    1,609         --         1.30 - 2.45       0.39 - 35.65

FTVIPT Templeton Developing Markets   2007   5,890  2.437 - 3.606   20,002       2.20         1.30 - 2.75       3.54 - 27.11
   Securities Subaccount (Class 2)    2006   6,168  1.945 - 2.837   16,599       1.14         1.30 - 2.75      18.81 - 26.43
                                      2005   4,805  1.561 - 2.244   10,400       1.24         1.30 - 2.75       2.15 - 27.70
                                      2004   1,607  1.750 - 1.784    2,833       1.64         1.30 - 2.45      19.21 - 25.39
                                      2003     195  1.438 - 1.449      281       0.04         1.30 - 2.45       2.13 - 44.90

FTVIPT Templeton Foreign Securities   2007  15,015  1.434 - 2.199   30,610       1.95         1.30 - 2.75       6.07 - 13.96
   Subaccount (Class 2)               2006  15,073  1.398 - 1.937   27,232       1.24         1.30 - 2.75      18.20 - 19.93
                                      2005  13,271  1.171 - 1.623   20,189       1.14         1.30 - 2.75       7.19 - 11.30
                                      2004   7,548  1.079 - 1.498   10,592       0.94         1.30 - 2.65       0.52 - 16.90
                                      2003   2,286  0.925 - 1.285    2,642       1.22         1.30 - 2.45       4.18 - 33.26

                                                    AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------  ------------------------------------------------
                                                     UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                             UNITS     LOWEST TO     ASSETS     INCOME          LOWEST TO        LOWEST TO
                                             (000s)   HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                             ------  -------------  -------  -------------  ----------------  ---------------
Janus Aspen Global Life Sciences       2007       9          1.403       12         --                1.85              19.51
   Subaccount (Service Shares)         2006       9          1.174       10         --                1.85               4.36
                                       2005      12          1.125       14         --                1.85              10.29
                                       2004      13          1.020       13         --                1.85              12.09
                                       2003      11          0.910       10         --                1.85              23.98

Janus Aspen Global Technology          2007      82  1.226 - 1.829      125       0.31         1.75 - 2.25     (1.75) - 19.49
   Subaccount (Service Shares)         2006     103  1.026 - 1.536      139         --         1.85 - 2.25        5.45 - 5.77
                                       2005     112  0.970 - 1.455      146         --         1.85 - 2.25        9.02 - 9.60
                                       2004      83  0.885 - 1.332       99         --         1.85 - 2.25     (1.63) - (1.34)
                                       2003     113  0.897 - 1.354      119         --         1.85 - 2.25       1.20 - 43.75

Janus Aspen Mid Cap Growth Subaccount  2007   1,141  0.666 - 2.265    1,714       0.07         1.30 - 2.60       3.53 - 20.25
   (Service Shares)                    2006   1,074  0.549 - 1.893    1,140         --         1.30 - 2.60       7.71 - 11.82
                                       2005   1,290  0.492 - 1.699    1,244         --         1.30 - 2.45       9.20 - 11.63
                                       2004   1,233  0.446 - 1.543    1,026         --         1.30 - 2.60       2.69 - 19.00
                                       2003   1,042  0.376 - 1.302      566         --         1.30 - 2.25       2.64 - 33.10

Janus Aspen Worldwide Growth           2007      48  1.186 - 1.541       60       0.55         1.75 - 2.25        6.94 - 7.48
   Subaccount (Service Shares)         2006      76  1.105 - 1.441       87       1.64         1.75 - 2.25      15.28 - 15.87
                                       2005      78  0.955 - 1.250       77       1.25         1.75 - 2.25        3.22 - 3.69
                                       2004      69  0.921 - 1.211       66       1.03         1.75 - 2.25        2.19 - 2.78
                                       2003      35  0.898 - 1.185       34       1.35         1.75 - 2.25       3.93 - 21.52

LMPIS Premier Selections All Cap       2007      --  1.025 - 1.505       --       0.06         1.30 - 2.25        6.22 - 6.61
   Growth Subaccount (a)               2006     328  0.963 - 1.414      431         --         1.30 - 2.25        4.93 - 5.94
                                       2005     277  0.909 - 1.340      342       0.14         1.30 - 2.25        3.94 - 7.46
                                       2004     178  0.868 - 1.279      201         --         1.30 - 2.25      (0.68) - 8.96
                                       2003     100  0.855 - 1.266      105         --         1.30 - 2.25      13.85 - 32.46

LMPVET Aggressive Growth Subaccount    2007  31,915  1.009 - 1.593   47,829         --         1.30 - 2.70      (4.83) - 0.20
   (Class I)                           2006  35,468  1.011 - 1.596   53,332         --         1.30 - 2.70        5.97 - 7.38
                                       2005  36,678  0.946 - 1.492   51,704         --         1.30 - 2.70     (1.02) - 11.02
                                       2004  30,450  0.870 - 1.359   39,319         --         1.30 - 2.60       2.33 - 14.98
                                       2003  12,817  0.803 - 1.258   15,176         --         1.30 - 2.25       6.00 - 32.76

LMPVET Aggressive Growth Subaccount
   (Class II) (b)                      2007   1,378  1.153 - 1.301    1,767         --         1.85 - 2.65     (5.20) - (4.69)

LMPVET Appreciation Subaccount         2007  14,611  1.224 - 1.579   21,717       1.03         1.30 - 2.70        2.46 - 7.05
   (Class I)                           2006  16,442  1.149 - 1.481   22,931       1.08         1.30 - 2.70      11.67 - 13.28
                                       2005  18,135  1.019 - 1.312   22,413       0.91         1.30 - 2.70      (1.29) - 3.58
                                       2004  14,841  1.003 - 1.280   17,929       1.45         1.30 - 2.55      (0.24) - 9.79
                                       2003   7,413  0.936 - 1.196    8,238       1.23         1.30 - 2.45       5.04 - 22.98

LMPVET Appreciation Subaccount
   (Class II) (b)                      2007   6,366  1.166 - 1.683    9,384       0.79         1.30 - 2.60        1.15 - 1.39

LMPVET Capital Subaccount              2007  46,043  1.171 - 1.698   69,334       0.37         1.30 - 2.60      (0.75) - 0.48
                                       2006  51,458  1.179 - 1.690   77,566       0.62         1.30 - 2.60      10.70 - 12.22
                                       2005  54,884  1.065 - 1.506   74,357       0.40         1.30 - 2.60        2.56 - 3.86
                                       2004  37,811  1.038 - 1.450   50,014       0.61         1.30 - 2.60       0.78 - 11.80
                                       2003   7,509  1.243 - 1.377    9,575       0.15         1.30 - 2.45       2.00 - 29.69

                                                    AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------  ------------------------------------------------
                                                     UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                             UNITS     LOWEST TO     ASSETS     INCOME          LOWEST TO        LOWEST TO
                                             (000s)   HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                             ------  -------------  -------  -------------  ----------------  ---------------
LMPVET Dividend Strategy Subaccount    2007   2,092  0.972 - 1.415    2,713       2.07         1.30 - 2.45        3.85 - 5.04
                                       2006   2,092  0.926 - 1.352    2,581       2.05         1.30 - 2.60      14.86 - 16.50
                                       2005   2,307  0.797 - 1.166    2,474       2.05         1.30 - 2.60     (3.04) - (1.48)
                                       2004   1,888  0.809 - 1.188    2,063       1.45         1.30 - 2.60      (1.93) - 5.33
                                       2003     575  0.794 - 1.169      636       1.21         1.30 - 2.25       3.73 - 21.90

LMPVET Equity Index Subaccount         2007   7,779  1.043 - 1.575   11,263       1.51         1.30 - 2.60        2.17 - 3.54
   (Class II)                          2006   8,726  0.998 - 1.527   12,298       1.26         1.30 - 2.60      12.20 - 13.65
                                       2005  10,052  0.880 - 1.349   12,470       1.42         1.30 - 2.60        1.57 - 4.12
                                       2004   7,561  0.857 - 1.316    9,274       1.84         1.30 - 2.60       1.94 - 10.01
                                       2003   3,743  0.790 - 1.214    4,149       2.29         1.30 - 2.45       3.25 - 26.07

LMPVET Fundamental Value Subaccount    2007  29,211  1.206 - 1.650   46,167       1.23         1.30 - 2.70     (5.40) - (0.06)
   (Class I)                           2006  25,226  1.212 - 1.657   40,115       1.61         1.30 - 2.70      13.65 - 15.28
                                       2005  26,597  1.056 - 1.443   36,975       0.99         1.30 - 2.70        2.09 - 7.90
                                       2004  22,953  1.034 - 1.401   31,170       0.93         1.30 - 2.60        3.71 - 8.83
                                       2003   8,916  0.970 - 1.316   11,336       1.36         1.30 - 2.25       4.96 - 36.83

LMPVET Global Equity Subaccount        2007  16,577  1.215 - 1.881   26,885       0.55         1.30 - 2.60        2.25 - 3.58
                                       2006  18,124  1.185 - 1.816   28,536       1.19         1.30 - 2.60      12.14 - 13.71
                                       2005  17,228  1.052 - 1.597   24,290       0.85         1.30 - 2.70        1.94 - 8.55
                                       2004   9,130  1.065 - 1.519   12,460       1.08         1.30 - 2.60       3.92 - 10.02
                                       2003     960  1.238 - 1.395    1,226       0.39         1.30 - 2.25       7.71 - 29.92

LMPVET International All Cap           2007     182  0.944 - 1.978      186       0.84         1.30 - 2.25        3.94 - 4.96
   Opportunity Subaccount              2006     224  0.901 - 1.903      244       2.04         1.30 - 2.25      23.09 - 24.25
                                       2005     267  0.726 - 1.546      234       1.36         1.30 - 2.25       9.18 - 10.27
                                       2004     285  0.659 - 1.416      221       0.90         1.30 - 2.25      15.31 - 16.34
                                       2003     372  0.567 - 1.228      237       1.23         1.30 - 2.25      25.09 - 28.59

LMPVET Investors Subaccount (Class I)  2007   4,565  1.231 - 1.684    7,243       1.24         1.30 - 2.60        1.22 - 2.59
                                       2006   4,379  1.206 - 1.648    6,854       1.57         1.30 - 2.60      15.18 - 16.76
                                       2005   5,024  1.038 - 1.418    6,765       1.27         1.30 - 2.60        1.82 - 9.08
                                       2004   4,491  0.991 - 1.353    5,760       1.97         1.30 - 2.60       3.44 - 11.57
                                       2003   2,239  0.920 - 1.247    2,605       2.70         1.30 - 2.25       6.50 - 30.68

LMPVET Large Cap Growth Subaccount     2007   8,638  1.024 - 1.492   11,560       0.04         1.30 - 2.55      (0.95) - 4.03
   (Class I)                           2006  10,037  0.976 - 1.441   12,993       0.15         1.30 - 2.55        1.97 - 3.22
                                       2005  10,831  0.947 - 1.401   13,693       0.14         1.30 - 2.55       2.70 - 12.67
                                       2004   9,796  0.914 - 1.354   11,986       0.50         1.30 - 2.45      (1.90) - 8.75
                                       2003   4,886  0.925 - 1.373    5,781       0.04         1.30 - 2.25       4.19 - 45.64

LMPVET Mid Cap Core Subaccount         2007   5,996  1.302 - 1.731   10,023       0.38         1.30 - 2.70        4.27 - 5.81
   (Class I)                           2006   6,789  1.235 - 1.636   10,784       0.54         1.30 - 2.70      11.72 - 13.30
                                       2005   7,503  1.093 - 1.444   10,570       0.63         1.30 - 2.70       2.71 - 12.17
                                       2004   6,916  1.025 - 1.353    9,206         --         1.30 - 2.60       5.97 - 18.40
                                       2003   3,514  0.943 - 1.247    4,342         --         1.30 - 2.25       4.65 - 30.47

LMPVET Multiple Discipline Subaccount  2007      --  1.152 - 1.660       --       0.52         1.30 - 2.60        1.01 - 2.09
   Large Cap Growth and Value (c)      2006   7,788  1.140 - 1.626   11,162       0.75         1.30 - 2.60       6.72 - 10.84
                                       2005   8,713  1.041 - 1.467   11,380       0.71         1.30 - 2.55        0.87 - 2.23
                                       2004   5,645  1.032 - 1.435    7,304       1.46         1.30 - 2.55        0.34 - 8.98
                                       2003   1,463  1.213 - 1.362    1,843       0.88         1.30 - 2.25       1.72 - 36.96


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


                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO     ASSETS      INCOME         LOWEST TO        LOWEST TO
                                                (000s)   HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  -------  -------------  ----------------  ---------------
LMPVET Small Cap Growth Subaccount        2007   4,192  1.223 - 1.987    7,681         --         1.30 - 2.75       0.83 - 8.63
   (Class I)                              2006   2,251  1.131 - 1.837    3,817         --         1.30 - 2.75      9.77 - 11.33
                                          2005   2,422  1.021 - 1.657    3,695         --         1.30 - 2.75     (0.50) - 3.55
                                          2004   2,333  0.990 - 1.607    3,447         --         1.30 - 2.45      7.83 - 21.66
                                          2003   1,063  0.875 - 1.420    1,328         --         1.30 - 2.25      1.65 - 47.04

LMPVET Social Awareness                   2007      83  1.255 - 1.278      105       1.69         1.75 - 2.25       8.38 - 8.95
   Subaccount                             2006      66  1.158 - 1.173       77       0.72         2.15 - 2.25      5.37 - 13.49
                                          2005      45  1.099 - 1.109       49       1.75         1.75 - 2.25       2.04 - 2.59
                                          2004      40  1.077 - 1.081       44       1.53         1.75 - 2.25      8.10 - 10.92

LMPVPI All Cap Subaccount (Class I) (a)   2007      --  1.252 - 1.741       --       0.29         1.30 - 2.60       4.52 - 5.01
                                          2006   8,124  1.194 - 1.660   12,860       1.33         1.30 - 2.60     15.13 - 16.57
                                          2005   9,059  1.029 - 1.430   12,349       0.89         1.30 - 2.60       1.38 - 2.74
                                          2004   8,353  1.006 - 1.397   11,119       0.68         1.30 - 2.60       0.69 - 9.51
                                          2003   4,378  0.946 - 1.312    5,433       0.45         1.30 - 2.25      1.72 - 39.28

LMPVPI All Cap Subaccount (Class II) (a)  2007      --  1.280 - 1.293       --       0.04         1.85 - 2.35       4.49 - 5.14
                                          2006     158  1.225 - 1.235      194       1.39         1.85 - 2.35     15.13 - 15.75
                                          2005      82  1.064 - 1.067       87       1.59         1.85 - 2.35       2.01 - 6.40

LMPVPII Growth and Income Subaccount      2007      --  1.271 - 1.521       --       0.06         1.75 - 2.25       4.20 - 4.42
   (Class I) (a)                          2006     100  1.218 - 1.459      137       0.38         1.60 - 2.25      9.91 - 10.59
                                          2005     169  1.103 - 1.326      198       0.37         1.60 - 2.25       1.38 - 2.01
                                          2004     172  1.085 - 1.307      198       0.96         1.60 - 2.25       5.93 - 7.57
                                          2003     153  1.019 - 1.231      163       1.36         1.60 - 2.25      3.97 - 28.16

LMPVPV Small Cap Growth                   2007      --  1.341 - 1.888       --       0.02         1.30 - 2.55       6.39 - 6.83
   Opportunities Subaccount (a)           2006   2,462  1.256 - 1.770    4,018         --         1.30 - 2.55     10.05 - 11.49
                                          2005   2,498  1.129 - 1.595    3,667         --         1.30 - 2.55      2.36 - 12.64
                                          2004   2,133  1.093 - 1.546    3,060       0.11         1.30 - 2.45      6.22 - 14.51
                                          2003     784  0.970 - 1.360      991         --         1.30 - 2.25      6.09 - 40.20

LMPVPI Large Cap Growth                   2007      --  1.229 - 1.461       --         --         1.75 - 2.25       3.93 - 4.15
   Subaccount (Class I) (a)               2006     272  1.180 - 1.405      374         --         1.60 - 2.25       1.89 - 2.58
                                          2005     362  1.154 - 1.377      474       0.02         1.60 - 2.25       2.92 - 3.56
                                          2004     299  1.117 - 1.337      381       0.20         1.60 - 2.25    (1.77) - (1.14)
                                          2003     189  1.132 - 1.359      245       0.01         1.60 - 2.25      0.00 - 42.30

LMPVPII Aggressive Growth                 2007      --  1.261 - 1.680       --         --         1.75 - 2.55       3.19 - 3.50
   Subaccount (Class I) (a)               2006     527  1.222 - 1.625      832         --         1.60 - 2.55       8.33 - 9.33
                                          2005     677  1.128 - 1.495      970         --         1.60 - 2.55      7.30 - 12.57
                                          2004     567  1.113 - 1.390      762         --         1.60 - 2.35       3.24 - 7.38
                                          2003     314  1.039 - 1.302      406         --         1.60 - 2.25      5.43 - 37.78

LMPVPII Aggressive Growth                 2007      --  1.214 - 1.365       --         --         1.85 - 2.65       3.11 - 3.41
Subaccount (Class II) (a)                 2006   1,490  1.176 - 1.325    1,946         --         1.75 - 2.65       1.64 - 8.87
                                          2005   1,506  1.124 - 1.217    1,815         --         1.75 - 2.65       0.25 - 7.71
                                          2004   1,009  1.118 - 1.130    1,134         --         1.75 - 2.65    (2.18) - 10.18
                                          2003       2          1.057        2         --                1.75              5.70


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


                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO     ASSETS      INCOME         LOWEST TO        LOWEST TO
                                                (000s)   HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  -------  -------------  ----------------  ---------------
LMPVET Capital and Income Subaccount      2007  46,724  1.143 - 1.513   64,315       1.11         1.30 - 2.70      (0.72) - 3.99
   (Class II)                             2006  54,540  1.110 - 1.455   72,728       1.53         1.30 - 2.70        7.57 - 9.15
                                          2005  57,528  1.028 - 1.333   71,187       1.36         1.30 - 2.70        1.62 - 3.94
                                          2004  38,579  1.112 - 1.296   47,020       1.55         1.30 - 2.60      (0.45) - 6.12
                                          2003   7,964  1.165 - 1.250    9,573       0.68         1.30 - 2.45       1.04 - 20.33

LMPVIT Adjustable Rate Income             2007   5,165  0.981 - 1.037    5,191       4.51         1.30 - 2.70      (1.39) - 0.10
   Subaccount                             2006   5,643  0.993 - 1.036    5,711       4.42         1.30 - 2.70        1.41 - 2.68
                                          2005   5,777  0.979 - 1.009    5,732       3.49         1.30 - 2.70      (0.31) - 1.10
                                          2004   3,523  0.982 - 0.998    3,483       2.59         1.30 - 2.60      (1.11) - 0.20
                                          2003     125  0.997 - 0.999      125       0.39         1.30 - 2.25      (0.10) - 0.10

LMPVIT Diversified Strategic Income       2007   8,830  1.131 - 1.316   10,804       4.89         1.30 - 2.45      (0.51) - 0.62
   Subaccount                             2006  10,306  1.134 - 1.308   12,605       5.63         1.30 - 2.45        2.87 - 4.06
                                          2005  12,143  1.103 - 1.257   14,357       5.75         1.30 - 2.45      (0.27) - 1.21
                                          2004  10,494  1.100 - 1.242   12,350       7.00         1.30 - 2.45        3.58 - 8.07
                                          2003   3,980  1.103 - 1.178    4,530      11.04         1.30 - 2.25       0.80 - 10.30

LMPVIT High Income Subaccount             2007  13,928  1.140 - 1.489   19,785       8.43         1.30 - 2.70    (2.40) - (0.94)
                                          2006  15,372  1.168 - 1.510   22,169       7.60         1.30 - 2.70        8.05 - 9.54
                                          2005  16,399  1.081 - 1.384   21,794       8.67         1.30 - 2.70        0.00 - 3.04
                                          2004  13,169  1.134 - 1.372   17,383      11.04         1.30 - 2.60       2.94 - 10.72
                                          2003   6,560  1.049 - 1.263    7,798      14.26         1.30 - 2.45       3.04 - 25.81

LMPVIT Money Market Subaccount            2007  13,480  1.013 - 1.157   14,221       4.78         1.30 - 2.70        2.08 - 3.58
                                          2006  10,981  0.990 - 1.117   11,355       4.53         1.30 - 2.70        1.91 - 3.23
                                          2005  11,071  0.969 - 1.082   11,097       2.76         1.30 - 2.70        0.20 - 1.50
                                          2004  12,977  0.966 - 1.066   12,918       0.94         1.30 - 2.45      (1.42) - 0.00
                                          2003   7,925  0.983 - 1.070    8,048       0.64         1.30 - 2.25    (1.21) - (0.10)

LMPVPI Total Return Subaccount            2007      --  1.187 - 1.266       --       0.57         1.85 - 2.65        2.50 - 2.76
   (Class II) (a)                         2006     501  1.156 - 1.236      611       2.00         1.75 - 2.65       1.52 - 10.36
                                          2005     416  1.104 - 1.120      461       2.08         1.75 - 2.45        0.45 - 4.71
                                          2004     245  1.099 - 1.107      269       3.19         1.75 - 2.45        3.77 - 6.65
                                          2003       1          1.038        1       0.27                1.75               3.80

LMPVPIII Large Cap Value Subaccount (a)   2007      --  1.266 - 1.652       --       0.38         1.30 - 2.25        4.89 - 5.20
                                          2006     744  1.191 - 1.575      923       1.13         1.30 - 2.25      15.64 - 16.76
                                          2005     937  1.023 - 1.362    1,003       1.60         1.30 - 2.25        4.13 - 5.06
                                          2004     999  0.975 - 1.308    1,023       1.91         1.30 - 2.25        8.19 - 9.29
                                          2003   1,035  0.895 - 1.209      965       1.79         1.30 - 2.25      24.38 - 25.91

Lord Abbett Growth and Income             2007      --  1.310 - 1.699       --         --         1.30 - 2.65        3.55 - 3.99
   Subaccount (Class VC) (a)              2006   5,057  1.264 - 1.634    7,911       1.29         1.30 - 2.65      14.24 - 15.80
                                          2005   4,872  1.106 - 1.411    6,636       1.18         1.30 - 2.65        0.56 - 4.54
                                          2004   2,818  1.248 - 1.385    3,843       1.86         1.30 - 2.65       4.16 - 11.24
                                          2003     380  1.237 - 1.245      471       2.82         1.30 - 2.25       5.17 - 24.50

Lord Abbett Mid-Cap Value Subaccount      2007      --  1.462 - 2.015       --         --         1.30 - 2.75       9.76 - 10.29
   (Class VC) (a)                         2006   7,443  1.332 - 1.827   13,009       0.49         1.30 - 2.75       9.26 - 10.79
                                          2005   7,622  1.219 - 1.649   12,137       0.60         1.30 - 2.75       1.41 - 10.58
                                          2004   2,953  1.393 - 1.543    4,489       0.58         1.30 - 2.65      11.03 - 22.46
                                          2003     497  1.251 - 1.260      623       1.56         1.30 - 2.45       3.98 - 26.00


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


                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------  -------------------------------------------------
                                                        UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                 UNITS    LOWEST TO     ASSETS      INCOME         LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  -------  -------------  ----------------  ----------------
MIST Batterymarch Mid-Cap Stock           2007     330  1.419 - 1.722      540       0.33        1.75 - 2.35          3.58 - 4.23
   Subaccount (Class A)                   2006     460  1.363 - 1.659      719         --        1.75 - 2.35       (5.27) - (4.86)

MIST BlackRock High Yield Subaccount      2007     933  1.147 - 1.422    1,308       8.77        1.64 - 2.64        (3.27) - 0.99
   (Class A)                              2006     817  1.262 - 1.410    1,142         --        1.75 - 2.45          4.77 - 5.31

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)               2007   1,457  0.995 - 1.711    2,049         --        1.30 - 2.45        (0.66) - 0.10

MIST BlackRock Large-Cap Core             2007      --  0.994 - 1.713       --       0.72        1.30 - 2.45          4.54 - 5.03
   Subaccount (Class A) (a)               2006   1,482  0.948 - 1.635    1,966         --        1.30 - 2.45          5.31 - 9.32

MIST Dreman Small-Cap Value               2007     793  1.291 - 1.334    1,044         --        1.30 - 2.55       (3.44) - (2.22)
   Subaccount (Class A)                   2006     375  1.337 - 1.365      507       0.66        1.30 - 2.55         0.75 - 18.52

MIST Harris Oakmark International         2007   4,199  1.472 - 1.912    7,505       0.90        1.29 - 2.69       (3.48) - (2.14)
   Subaccount (Class A)                   2006   4,080  1.525 - 1.962    7,514         --        1.26 - 2.66         4.17 - 11.19

MIST Janus Forty Subaccount (Class A)     2007     811  1.661 - 2.101    1,599       0.16        1.30 - 2.75         0.89 - 28.73
                                          2006     598  1.312 - 1.640      902         --        1.30 - 2.75         1.74 - 13.45

MIST Lazard Mid-Cap Subaccount
   (Class B) (b)                          2007      97  1.088 - 1.120      106         --        1.40 - 2.50     (14.93) - (12.23)

MIST Legg Mason Partners Managed          2007     210  1.226 - 1.249      260       2.40        1.75 - 2.25          3.99 - 4.52
   Assets Subaccount (Class A)            2006     219  1.179 - 1.195      260         --        1.75 - 2.25          5.17 - 5.57

MIST Lord Abbett Bond Debenture           2007   1,341  1.394 - 1.475    1,935       5.60        1.75 - 2.45          4.20 - 5.02
   Subaccount (Class A)                   2006   1,727  1.329 - 1.408    2,376         --        1.75 - 2.45          4.23 - 4.71

MIST Lord Abbett Growth and Income        2007  26,572  1.080 - 1.104   28,981       0.72        1.30 - 2.60        (2.53) - 2.41
   Subaccount (Class B)                   2006  21,693  1.069 - 1.078   23,275         --        1.30 - 2.55          6.79 - 7.69

MIST Lord Abbett Mid-Cap Value            2007  11,399  1.041 - 1.067   12,008       0.04        1.30 - 2.75      (10.80) - (0.75)
   Subaccount (Class B)                   2006     392  1.064 - 1.073      419         --        1.40 - 2.70         0.85 - 14.98

MIST Met/AIM Capital Appreciation         2007   1,509  1.083 - 1.591    2,264       0.09        1.30 - 2.75         8.81 - 10.44
   Subaccount (Class A)                   2006   1,705  0.982 - 1.446    2,336       0.18        1.30 - 2.75       (1.95) - (1.00)

MIST Met/AIM Capital Appreciation
   Subaccount (Class E) (b)               2007     878  1.217 - 1.310    1,134         --        1.85 - 2.65          2.34 - 2.91

MIST Met/AIM Small Cap Growth             2007     150  1.366 - 1.404      207         --        1.40 - 2.45        (5.99) - 9.86
   Subaccount (Class A)                   2006      68  1.259 - 1.278       85         --        1.40 - 2.35       (1.25) - (0.62)

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)               2007       1          2.945        4         --               1.85                25.00

MIST MFS Research International
   Subaccount (Class B) (b)               2007   1,122  1.596 - 2.247    2,259         --        1.30 - 2.55          0.00 - 4.69

MIST MFS Value Subaccount (Class A)       2007   3,642  1.440 - 1.501    5,333         --        1.30 - 2.70        (1.57) - 6.23
                                          2006   3,838  1.371 - 1.413    5,327       1.34        1.30 - 2.70         9.73 - 11.26

                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------  -------------------------------------------------
                                                        UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                 UNITS    LOWEST TO     ASSETS      INCOME         LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                                ------  -------------  -------  -------------  ----------------  ----------------
MIST Neuberger Berman Real Estate         2007   3,351  1.003 - 1.026    3,399       1.08         1.40 - 2.75    (19.29) - (16.04)
   Subaccount (Class A)                   2006   3,868  1.211 - 1.222    4,702         --         1.40 - 2.75      (1.14) - 21.83

MIST Oppenheimer Capital Appreciation     2007   1,538  1.114 - 1.129    1,729         --         1.85 - 2.65       11.29 - 12.23
   Subaccount (Class B)                   2006   1,605  1.001 - 1.006    1,612         --         1.85 - 2.65         0.70 - 1.21

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)               2007  17,148  1.113 - 1.228   20,423         --         1.30 - 2.70         5.50 - 6.50

MIST Pioneer Fund Subaccount (Class A)    2007   1,384  1.453 - 1.650    2,198       0.88         1.40 - 2.60         2.25 - 3.58
                                          2006   1,662  1.421 - 1.593    2,571         --         1.40 - 2.60         6.84 - 7.64

MIST Pioneer Mid-Cap Value Subaccount     2007      --  1.250 - 1.276       --       0.53         1.40 - 2.50        7.14 - 10.36
   (Class A) (a)                          2006      55  1.135 - 1.149       63       0.27         1.75 - 2.50        4.61 - 14.09

MIST Pioneer Strategic Income             2007  10,499  1.179 - 1.239   12,655       0.68         1.30 - 2.70         3.79 - 5.27
   Subaccount (Class A)                   2006  10,179  1.136 - 1.177   11,743       4.77         1.30 - 2.70         2.77 - 3.79

MIST Third Avenue Small Cap Value         2007  16,292  0.964 - 0.987   15,891       0.73         1.30 - 2.70      (5.58) - (4.27)
   Subaccount (Class B)                   2006  11,422  1.021 - 1.031   11,719         --         1.30 - 2.70         1.79 - 2.69

MSF BlackRock Aggressive Growth           2007   2,237  1.007 - 1.822    3,413         --         1.30 - 2.70       17.21 - 18.87
   Subaccount (Class D)                   2006   2,260  0.854 - 1.540    2,913         --         1.30 - 2.70      (3.09) - (2.21)

MSF BlackRock Bond Income Subaccount      2007   1,016  1.087 - 1.208    1,170       3.27         1.75 - 2.45         3.70 - 4.41
   (Class A)                              2006   1,143  1.047 - 1.157    1,270         --         1.75 - 2.45         3.35 - 3.77

MSF BlackRock Bond Income Subaccount      2007  13,086  1.064 - 1.321   15,081       3.12         1.30 - 2.70         3.30 - 4.76
   (Class E)                              2006  14,465  1.030 - 1.261   15,992         --         1.30 - 2.70         3.00 - 3.96

MSF BlackRock Money Market                2007   3,636  1.020 - 1.054    3,770       4.94         1.75 - 2.75         1.87 - 3.33
   Subaccount (Class A)                   2006   2,171  0.995 - 1.020    2,193       3.29         1.75 - 2.75         0.40 - 2.11

MSF Capital Guardian U.S. Equity          2007     705  0.731 - 1.352      782       0.44         1.30 - 2.60      (2.69) - (1.45)
   Subaccount (Class A)                   2006     751  0.743 - 1.377      896         --         1.30 - 2.60         2.10 - 2.99

MSF FI Large Cap Subaccount (Class A)     2007   3,165  0.818 - 1.414    3,928       0.16         1.30 - 2.65         1.26 - 2.58
                                          2006   3,523  0.799 - 1.384    4,284         --         1.30 - 2.65         0.63 - 1.62

MSF FI Value Leaders Subaccount           2007   9,574  1.215 - 1.511   13,956       0.84         1.30 - 2.65       (0.95) - 2.77
   (Class D)                              2006  11,192  1.197 - 1.477   15,987         --         1.30 - 2.65         1.86 - 2.76

MSF MetLife Aggressive Allocation         2007   1,062  1.063 - 1.081    1,133       0.04         1.40 - 2.40       (6.72) - 1.42
   Subaccount (Class B)                   2006     741  1.055 - 1.059      782         --         1.80 - 2.40        5.29 - 10.24

MSF MetLife Conservative Allocation       2007   2,362  1.070 - 1.089    2,539         --         1.30 - 2.35         3.18 - 4.21
   Subaccount (Class B)                   2006     933  1.037 - 1.045      970         --         1.30 - 2.35         3.60 - 5.26

MSF MetLife Conservative to Moderate      2007   2,093  1.069 - 1.086    2,246         --         1.40 - 2.35       (0.65) - 3.33
   Allocation Subaccount (Class B)        2006     688  1.044 - 1.051      719         --         1.40 - 2.35         3.47 - 8.71

MSF MetLife Moderate Allocation           2007   3,304  1.063 - 1.088    3,556       0.01         1.30 - 2.70       (1.63) - 2.93
   Subaccount (Class B)                   2006   1,751  1.047 - 1.057    1,840         --         1.30 - 2.70       (0.38) - 7.45

                                                      AS OF DECEMBER 31                FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------  ------------------------------------------------
                                                     UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                             UNITS     LOWEST TO    ASSETS      INCOME         LOWEST TO        LOWEST TO
                                             (000s)   HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                             ------  -------------  -------  -------------  ----------------  ---------------
MSF MetLife Moderate to Aggressive     2007   2,748  1.069 - 1.088    2,957       0.03        1.30 - 2.35       (3.40) - 2.45
   Allocation Subaccount (Class B)     2006   2,130  1.054 - 1.062    2,251         --        1.30 - 2.35        5.19 - 11.03

MSF MFS Total Return Subaccount
   (Class B) (b)                       2007      47  0.973 - 0.978       46         --        1.85 - 2.50       (1.71) - 0.00

MSF MFS Total Return Subaccount        2007  32,067  1.211 - 1.554   44,929       1.99        1.30 - 2.75         1.25 - 2.85
   (Class F)                           2006  35,338  1.196 - 1.511   48,468         --        1.30 - 2.70         6.12 - 7.09

MSF Oppenheimer Global Equity          2007  14,334  1.078 - 1.105   15,632       0.89        1.30 - 2.75         0.46 - 4.94
   Subaccount (Class B)                2006  15,036  1.043 - 1.053   15,752         --        1.24 - 2.69         3.96 - 5.72

MSF T. Rowe Price Large Cap Growth     2007   1,923  1.133 - 1.154    2,198       0.20        1.30 - 2.40         6.59 - 7.75
   Subaccount (Class B)                2006   2,141  1.063 - 1.071    2,284         --        1.30 - 2.40         2.50 - 7.31

MSF Western Asset Management High      2007      --  1.171 - 1.196       --       8.75        1.75 - 2.55         3.50 - 3.73
   Yield Bond Subaccount (Class A)(a)  2006     318  1.131 - 1.153      363         --        1.75 - 2.55         5.55 - 6.17

MSF Western Asset Management U.S.      2007     240  1.073 - 1.101      260       2.71        1.60 - 2.30         1.90 - 2.71
   Government Subaccount (Class A)     2006     245  1.053 - 1.072      260         --        1.60 - 2.30         2.93 - 3.38

PIMCO VIT Real Return Subaccount       2007      --  1.053 - 1.153       --       1.55        1.30 - 2.75         1.63 - 2.13
   (Administrative Class) (a)          2006  17,515  1.036 - 1.129   19,308       4.24        1.30 - 2.75      (2.08) - (0.62)
                                       2005  16,484  1.058 - 1.136   18,406       2.88        1.30 - 2.75       (0.80) - 0.85
                                       2004   8,461  1.106 - 1.127    9,448       1.20        1.30 - 2.65         1.28 - 7.44
                                       2003     881  1.041 - 1.049      919       0.46        1.30 - 2.45       (0.76) - 5.66

PIMCO VIT Total Return Subaccount      2007  52,847  1.076 - 1.355   63,542       4.80        1.30 - 2.70         5.80 - 7.37
   (Administrative Class)              2006  53,957  1.012 - 1.262   60,863       4.41        1.30 - 2.70         1.06 - 2.52
                                       2005  56,470  0.998 - 1.231   62,694       3.46        1.30 - 2.70       (1.19) - 1.07
                                       2004  42,016  1.043 - 1.218   46,765       1.91        1.30 - 2.65       (0.29) - 3.97
                                       2003  23,284  1.037 - 1.176   25,612       2.74        1.30 - 2.45         0.00 - 3.70

Pioneer America Income VCT Subaccount  2007      --  1.029 - 1.062       --       3.95        1.85 - 2.65         2.80 - 3.51
   (Class II) (c)                      2006   1,593  1.001 - 1.030    1,621       4.43        1.75 - 2.65         0.50 - 2.39
                                       2005   1,261  0.996 - 1.023    1,271       4.46        1.75 - 2.65      (1.09) - (0.00)
                                       2004     680  1.005 - 1.015      687       4.40        1.75 - 2.65       (0.39) - 3.17
                                       2003       1          1.002        1       0.51               1.75                0.20

Pioneer Bond VCT Subaccount
   (Class II) (d)                      2007   1,426  1.090 - 1.091    1,556       0.65        1.85 - 2.65         9.00 - 9.10

Pioneer Cullen Value VCT Subaccount    2007     645  1.298 - 1.320      845       0.86        1.85 - 2.45         3.76 - 4.43
   (Class II)                          2006     603  1.246 - 1.264      758       0.17        1.85 - 2.65       14.10 - 15.01
                                       2005     222  1.092 - 1.099      244         --        1.85 - 2.65      (1.08) - 12.41

Pioneer Emerging Markets VCT           2007     283  2.381 - 3.294      894       0.37        1.85 - 2.65       38.73 - 39.81
   Subaccount (Class II)               2006     341  1.711 - 2.356      785       0.35        1.75 - 2.65        8.43 - 33.03
                                       2005     344  1.736 - 1.775      604       0.47        1.75 - 2.65       34.10 - 36.37
                                       2004     198  1.299 - 1.312      258       0.63        1.75 - 2.65        3.82 - 27.65
                                       2003       2          1.125        2         --               1.75               12.50

                                                      AS OF DECEMBER 31                FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------  -------------------------------------------------
                                                     UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                             UNITS     LOWEST TO    ASSETS      INCOME         LOWEST TO        LOWEST TO
                                             (000s)   HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                             ------  -------------  -------  -------------  ----------------  ----------------
Pioneer Equity Income VCT Subaccount   2007   1,577  1.203 - 1.485    2,308       2.33        1.85 - 2.45       (1.90) - (1.33)
   (Class II)                          2006   1,537  1.225 - 1.510    2,284       2.36        1.75 - 2.45         3.38 - 20.03
                                       2005   1,442  1.240 - 1.258    1,800       2.24        1.75 - 2.45          2.99 - 5.08
                                       2004     809  1.204 - 1.213      977       2.84        1.75 - 2.45         0.92 - 14.00
                                       2003       2          1.064        2       0.49               1.75                 6.40

Pioneer Equity Opportunity VCT         2007      --  1.274 - 1.285       --       0.15        1.85 - 2.25          9.45 - 9.83
   Subaccount (Class II) (c)           2006      53  1.164 - 1.170       62       0.39        1.85 - 2.25        16.63 - 17.12
                                       2005      31  0.998 - 0.999       31         --        1.85 - 2.25        (0.20) - 4.28

Pioneer Fund VCT Subaccount(Class II)  2007   1,458  1.303 - 1.401    2,008       1.03        1.85 - 2.65          0.00 - 2.86
                                       2006   1,084  1.329 - 1.367    1,459       1.09        1.75 - 2.65        13.30 - 14.39
                                       2005   1,269  1.173 - 1.195    1,500       1.13        1.75 - 2.65          3.17 - 7.72
                                       2004   1,016  1.137 - 1.148    1,160       1.22        1.75 - 2.65         1.51 - 12.01
                                       2003       2          1.053        2       0.25               1.75                 5.30

Pioneer Global High Yield VCT          2007   2,439  1.126 - 1.152    2,769       8.01        1.85 - 2.70        (1.92) - 0.26
   Subaccount (Class II)               2006   2,162  1.134 - 1.149    2,462       7.34        1.85 - 2.65          6.27 - 9.95
                                       2005     837  1.040 - 1.045      872       4.58        1.85 - 2.55          0.67 - 5.80

Pioneer High Yield VCT Subaccount      2007   2,183  1.153 - 1.192    2,568       5.08        1.85 - 2.65          1.90 - 3.65
   (Class II)                          2006   2,250  1.122 - 1.154    2,562       5.28        1.75 - 2.65          5.45 - 6.46
                                       2005   2,182  1.064 - 1.084    2,346       5.23        1.75 - 2.65        (1.02) - 4.78
                                       2004   1,372  1.075 - 1.085    1,482       4.96        1.75 - 2.65          2.66 - 7.70
                                       2003       1          1.025        1       0.60               1.75                 2.50

Pioneer Ibbotson Aggressive            2007     651  1.240 - 1.260      814       1.20        1.85 - 2.45        (1.89) - 3.28
   Allocation VCT Subaccount
   (Class II)                          2006     646  1.204 - 1.220      784       0.21        1.85 - 2.65         4.76 - 12.34
                                       2005     216  1.081 - 1.086      234         --        1.85 - 2.65        (1.10) - 8.30

Pioneer Ibbotson Growth Allocation     2007  15,057  1.090 - 1.229   18,137       1.04        1.85 - 2.85        (2.36) - 3.80
   VCT Subaccount (Class II)           2006  10,134  1.168 - 1.184   11,866       0.13        1.85 - 2.70         5.64 - 10.29
                                       2005     177  1.067 - 1.069      189         --        2.10 - 2.35          2.49 - 6.80

Pioneer Ibbotson Moderate Allocation   2007   7,698  1.077 - 1.182    8,890       1.01        1.85 - 2.85        (1.53) - 3.78
   VCT Subaccount (Class II)           2006   4,524  1.049 - 1.139    5,046       0.21        1.85 - 2.85        (0.27) - 8.58
                                       2005     870  1.046 - 1.049      910         --        1.85 - 2.35          1.95 - 4.29

Pioneer Independence VCT Subaccount    2007     118  1.204 - 1.229      144         --        1.85 - 2.35          4.88 - 5.40
   (Class II)                          2006     119  1.148 - 1.169      138         --        1.75 - 2.35          6.49 - 7.15
                                       2005     101  1.078 - 1.091      109       0.61        1.75 - 2.35          0.84 - 1.39
                                       2004     100  1.069 - 1.076      107         --        1.75 - 2.35         1.42 - 10.48
                                       2003       1          1.030        1         --               1.75                 3.00

Pioneer International Value VCT        2007     468  1.489 - 1.922      882       0.32        1.85 - 2.55        10.39 - 11.16
   Subaccount (Class II)               2006     440  1.346 - 1.735      747       0.28        1.75 - 2.55         4.99 - 20.49
                                       2005     283  1.313 - 1.440      404       0.07        1.75 - 2.55         6.40 - 13.21
                                       2004     183  1.262 - 1.272      232       0.15        1.75 - 2.45         3.27 - 16.38
                                       2003       1          1.093        1         --               1.75                 9.30

Pioneer Mid Cap Value VCT Subaccount   2007   1,351  1.194 - 1.514    2,020       0.58        1.85 - 2.65          2.59 - 3.42
   (Class II)                          2006   1,365  1.159 - 1.464    1,979         --        1.75 - 2.65         1.67 - 10.37
                                       2005   1,204  1.199 - 1.331    1,588       0.20        1.75 - 2.65        (0.08) - 5.80
                                       2004     590  1.246 - 1.258      739       0.21        1.75 - 2.65         2.21 - 19.58
                                       2003       2          1.052        2         --               1.75                 5.20

                                                      AS OF DECEMBER 31                FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------  -------------------------------------------------
                                                     UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                             UNITS     LOWEST TO    ASSETS      INCOME         LOWEST TO        LOWEST TO
                                             (000s)   HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                             ------  -------------  -------  -------------  ----------------  ----------------
Pioneer Oak Ridge Large Cap Growth     2007     911  1.191 - 1.243   1,117        0.19        1.85 - 2.65          5.33 - 6.15
   VCT Subaccount (Class II)           2006     969  1.130 - 1.174   1,124        0.03        1.75 - 2.65          0.09 - 0.95
                                       2005     536  1.128 - 1.163     618        0.14        1.75 - 2.65       (2.46) - 12.79
                                       2004      92  1.086 - 1.094     100          --        1.75 - 2.65         1.21 - 12.94

Pioneer Real Estate Shares VCT         2007     382  1.239 - 1.665     622        2.58        1.85 - 2.55      (21.16) - (20.60)
   Subaccount (Class II)               2006     403  1.568 - 2.103     832        2.36        1.75 - 2.65         6.59 - 34.12
                                       2005     338  1.463 - 1.568     525        3.18        1.75 - 2.65        11.93 - 15.93
                                       2004     248  1.375 - 1.389     343        4.56        1.75 - 2.65         1.62 - 37.38
                                       2003       2          1.044       2        1.26               1.75                 4.40

Pioneer Small and Mid Cap Growth VCT   2007      --  1.269 - 1.373      --          --        1.85 - 2.55        17.28 - 17.96
   Subaccount (Class II) (c)           2006     700  1.082 - 1.168     804          --        1.75 - 2.55          5.15 - 5.99
                                       2005     598  1.029 - 1.102     652          --        1.75 - 2.55          2.06 - 6.65
                                       2004     298  1.066 - 1.072     318          --        1.75 - 2.55          0.00 - 9.19

Pioneer Small Cap Value VCT            2007     506  1.257 - 1.392     692        0.49        1.85 - 2.55       (9.50) - (8.90)
   Subaccount (Class II)               2006     498  1.389 - 1.532     751          --        1.75 - 2.55        11.11 - 12.15
                                       2005     490  1.249 - 1.366     662          --        1.75 - 2.55         3.51 - 16.84
                                       2004     168  1.239 - 1.251     208          --        1.75 - 2.65         1.89 - 17.80
                                       2003       1          1.062       1          --               1.75                 6.20

Pioneer Strategic Income VCT           2007   2,876  1.169 - 1.208   3,427        5.15        1.85 - 2.65          3.36 - 4.23
   Subaccount (Class II)               2006   2,964  1.131 - 1.163   3,403        5.15        1.75 - 2.65          1.97 - 4.40
                                       2005   2,557  1.093 - 1.114   2,825        5.59        1.75 - 2.65        (0.72) - 1.29
                                       2004   1,168  1.095 - 1.106   1,286        5.62        1.75 - 2.65          0.46 - 9.69
                                       2003       1          1.024       1        0.52               1.75                 2.40

Pioneer Value VCT Subaccount           2007      --  1.233 - 1.346      --        2.70        1.85 - 2.65       (0.76) - (0.07)
   (Class II) (c)                      2006     595  1.242 - 1.352     790        0.23        1.75 - 2.65        12.02 - 13.04
                                       2005     595  1.107 - 1.196     703        0.09        1.75 - 2.65          1.91 - 5.03
                                       2004     466  1.151 - 1.162     539        0.03        1.75 - 2.65          1.49 - 9.87
                                       2003       1          1.062       1        0.01               1.75                 6.20

Putnam VT Discovery Growth Subaccount  2007      62  0.973 - 1.450      73          --        1.30 - 1.85          8.29 - 8.89
   (Class IB)                          2006      63  0.895 - 1.339      69          --        1.30 - 1.85          9.04 - 9.62
                                       2005      72  0.817 - 1.228      73          --        1.30 - 1.85          5.23 - 5.94
                                       2004     154  0.773 - 1.167     163          --        1.30 - 1.85          5.61 - 6.18
                                       2003     150  0.728 - 1.105     151          --        1.30 - 1.85        29.54 - 30.36

Putnam VT International Equity         2007      --  1.526 - 2.152      --        2.79        1.30 - 2.25          8.02 - 8.33
   Subaccount (Class IB) (a)           2006   1,232  1.409 - 1.989   2,218        0.60        1.30 - 2.25         2.66 - 26.07
                                       2005   1,256  1.118 - 1.584   1,817        1.44        1.30 - 2.25         9.65 - 10.85
                                       2004   1,284  1.011 - 1.436   1,688        1.41        1.30 - 2.25        11.97 - 14.71
                                       2003     943  0.882 - 1.257   1,075        0.38        1.30 - 2.25         9.04 - 26.83

Putnam VT Small Cap Value Subaccount   2007      --  1.507 - 2.311      --        0.55        1.30 - 2.70          6.35 - 6.93
   (Class IB) (a)                      2006   3,396  1.417 - 2.164   7,056        0.32        1.30 - 2.70         3.20 - 15.74
                                       2005   3,486  1.243 - 1.877   6,329        0.16        1.30 - 2.60       (2.06) - 12.59
                                       2004   2,375  1.507 - 1.783   4,167        0.31        1.30 - 2.25        11.88 - 24.58
                                       2003   1,484  1.223 - 1.439   2,093        0.19        1.30 - 2.25         3.02 - 56.86

                                                      AS OF DECEMBER 31                FOR THE YEAR ENDED DECEMBER 31
                                             ------------------------------  -------------------------------------------------
                                                     UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                             UNITS     LOWEST TO    ASSETS      INCOME         LOWEST TO        LOWEST TO
                                             (000s)   HIGHEST ($)   ($000s)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                             ------  -------------  -------  -------------  ----------------  ----------------
Van Kampen LIT Comstock Subaccount     2007     864  1.226 - 1.602   1,289        1.73        1.75 - 2.75       (5.03) - (4.07)
   (Class II)                          2006   1,270  1.291 - 1.673   1,996        1.34        1.75 - 2.75        12.95 - 14.11
                                       2005   1,549  1.143 - 1.470   2,093        0.77        1.75 - 2.75          1.54 - 5.84
                                       2004     955  1.133 - 1.433   1,248        0.61        1.75 - 2.45         8.28 - 15.26
                                       2003     561  0.983 - 1.246     575        0.64        1.85 - 2.25        14.31 - 28.33

Van Kampen LIT Enterprise Subaccount   2007       2          1.466       3        0.15               2.15                10.06
   (Class II)                          2006       2  1.010 - 1.332       2        0.18        1.85 - 2.15          4.47 - 4.88
                                       2005       2  0.963 - 1.275       2        0.66        1.85 - 2.15          5.63 - 5.94
                                       2004       4  0.909 - 1.207       4        0.08        1.85 - 2.15          1.34 - 1.79
                                       2003       2          0.893       2        0.28               1.85                23.51

Van Kampen LIT Strategic Growth        2007     913  0.884 - 1.560   1,095        0.05        1.30 - 2.60        13.89 - 15.41
   Subaccount (Class I)                2006   1,020  0.758 - 1.357   1,071          --        1.30 - 2.60          0.25 - 1.58
                                       2005   1,086  0.749 - 1.342   1,115        0.26        1.30 - 2.60          5.17 - 9.94
                                       2004   1,092  0.704 - 1.264   1,009          --        1.30 - 2.60          2.19 - 9.84
                                       2003     886  0.668 - 1.201     726          --        1.30 - 2.25         6.98 - 25.70

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range from minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

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

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   AIM V.I. MID CAP   AIM V.I. CAPITAL        AIM V.I.
                                     CORE EQUITY        APPRECIATION        CORE EQUITY
                                      SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                     (SERIES II)        (SERIES II)          (SERIES I)
                                   ----------------  ------------------  -----------------
                                     2007     2006    2007 (a)   2006     2007(a)    2006
                                   -------  -------  --------  --------  --------  -------
Accumulation and annuity units
   beginning of year               275,834  266,764   931,421   854,914   109,098       --
Accumulation units issued and
   transferred from other funding
   options                          12,288   29,494    14,478   200,012        --  205,666
Accumulation units redeemed and
   transferred to other funding
   options                         (55,958) (20,424) (945,899) (123,505) (109,098) (96,568)
Annuity units                           --       --        --        --        --       --
                                   -------  -------  --------   -------  --------  -------
Accumulation and annuity units
   end of year                     232,164  275,834        --   931,421        --  109,098
                                   =======  =======  ========   =======  ========  =======

                                   CREDIT SUISSE                                DREYFUS VIF
                                   TRUST EMERGING  DREYFUS VIF APPRECIATION  DEVELOPING LEADERS
                                      MARKETS             SUBACCOUNT             SUBACCOUNT
                                     SUBACCOUNT        (INITIAL SHARES)       (INITIAL SHARES)
                                   --------------  ------------------------  ------------------
                                   2007 (a)  2006        2007    2006          2007      2006
                                   -------  -----      -------  -------       -------  -------
Accumulation and annuity units
   beginning of year                6,630   9,238      373,430  419,473       373,219  361,763
Accumulation units issued and
   transferred from other funding
   options                             --      --        5,535   32,867        21,576   32,223
Accumulation units redeemed and
   transferred to other funding
   options                         (6,630) (2,608)     (18,555) (78,910)      (20,115) (20,767)
Annuity units                          --      --           --       --            --       --
                                   ------  ------      -------  -------       -------  -------
Accumulation and annuity units
   end of year                         --   6,630      360,410  373,430       374,680  373,219
                                   ======  ======      =======  =======       =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                       AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                       GLOBAL GROWTH               GROWTH               GROWTH-INCOME
                                         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                         (CLASS 2)                (CLASS 2)               (CLASS 2)
                                   ----------------------  ----------------------  ----------------------
                                      2007        2006        2007        2006         2007       2006
                                   ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and annuity units
   beginning of year               17,432,988  15,831,854  50,888,715  48,440,020  55,509,070  54,320,266
Accumulation units issued and
   transferred from other funding
   options                          2,173,371   3,276,995   2,880,682   8,001,283   2,555,891   5,869,333
Accumulation units redeemed and
   transferred to other funding
   options                         (1,971,746) (1,675,861) (5,978,044) (5,552,588) (6,200,279) (4,680,529)
Annuity units                          (8,843)         --     (12,413)         --      (3,136)         --
                                   ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and annuity units
   end of year                     17,625,770  17,432,988  47,778,940  50,888,715  51,861,546  55,509,070
                                   ==========  ==========  ==========  ==========  ==========  ==========

                                       FIDELITY VIP           FIDELITY VIP       FIDELITY VIP DYNAMIC CAPITAL
                                        CONTRAFUND             CONTRAFUND                APPRECIATION
                                        SUBACCOUNT             SUBACCOUNT                 SUBACCOUNT
                                     (SERVICE CLASS 2)       (SERVICE CLASS)          (SERVICE CLASS 2)
                                   --------------------  ----------------------  ----------------------------
                                      2007      2006        2007        2006             2007     2006
                                   ---------  ---------  ----------  ----------         ------  -------
Accumulation and annuity units
   beginning of year               2,079,889  2,099,934  19,927,737  17,029,130         56,714   76,231
Accumulation units issued and
   transferred from other funding
   options                           123,050    362,430   1,332,013   5,099,315            410   31,084
Accumulation units redeemed and
   transferred to other funding
   options                          (390,657)  (382,475) (2,648,970) (2,200,708)        (6,715) (50,601)
Annuity units                             --         --     (13,019)         --             --       --
                                   ---------  ---------  ----------  ----------         ------   ------
Accumulation and annuity units
   end of year                     1,812,282  2,079,889  18,597,761  19,927,737         50,409   56,714
                                   =========  =========  ==========  ==========         ======   ======


                                         FIDELITY VIP      FTVIPT FRANKLIN INCOME  FTVIPT FRANKLIN RISING
                                          MID CAP                SECURITIES         DIVIDENDS SECURITIES
                                         SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                      (SERVICE CLASS 2)          (CLASS 2)               (CLASS 2)
                                   ----------------------  ----------------------  ----------------------
                                      2007        2006        2007        2006        2007        2006
                                   ----------  ----------  ----------  ----------   ---------  ---------
Accumulation and annuity units
   beginning of year               14,500,931  13,665,604   9,192,469  3,510,985    2,922,028  2,783,974
Accumulation units issued and
   transferred from other funding
   options                            884,084   2,781,096   3,754,606  6,531,609      222,475    343,184
Accumulation units redeemed and
   transferred to other funding
   options                         (2,480,185) (1,945,769) (1,467,805)  (850,125)    (270,609)  (205,130)
Annuity units                          (1,806)         --     (26,187)        --           --         --
                                   ----------  ----------  ----------  ---------    ---------  ---------
Accumulation and annuity units
   end of year                     12,903,024  14,500,931  11,453,083  9,192,469    2,873,894  2,922,028
                                   ==========  ==========  ==========  =========    =========  =========

                                       JANUS ASPEN          JANUS ASPEN         JANUS ASPEN
                                   GLOBAL LIFE SCIENCES  GLOBAL TECHNOLOGY     MID CAP GROWTH
                                        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                     (SERVICE SHARES)     (SERVICE SHARES)    (SERVICE SHARES)
                                   --------------------  -----------------  --------------------
                                        2007   2006         2007     2006      2007       2006
                                       -----  ------      -------  -------  ---------  ---------
Accumulation and annuity units
   beginning of year                   8,818  12,486      103,191  112,462  1,073,688  1,290,379
Accumulation units issued and
   transferred from other
   funding options                        --      --       10,545  (46,118)   309,196     59,713
Accumulation units redeemed and
   transferred to other funding
   options                                --  (3,668)     (31,364)  36,847   (241,943)  (276,404)
Annuity units                             --      --           --       --         --         --
                                       -----   -----       ------  -------  ---------  ---------
Accumulation and annuity units
   end of year                         8,818   8,818       82,372  103,191  1,140,941  1,073,688
                                       =====   =====       ======  =======  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                           FTVIPT                 FTVIPT                    FTVIPT
                                   FRANKLIN SMALL-MID CAP   TEMPLETON DEVELOPING      TEMPLETON FOREIGN
                                     GROWTH SECURITIES       MARKETS SECURITIES           SECURITIES
                                         SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                         (CLASS 2)               (CLASS 2)                (CLASS 2)
                                   ----------------------  ----------------------  -----------------------
                                      2007        2006        2007        2006        2007        2006
                                    ---------  ---------   ----------  ----------  ----------  -----------
Accumulation and annuity units
   beginning of year                4,775,215  5,070,788    6,168,479   4,805,315  15,072,528  13,271,265
Accumulation units issued and
   transferred from other funding
   options                            357,596    415,626    1,180,473   2,799,254   1,674,847   3,574,639
Accumulation units redeemed and
   transferred to other funding
   options                           (591,402)  (711,199)  (1,403,316) (1,436,090) (1,722,605) (1,773,376)
Annuity units                              --         --      (55,316)         --      (9,492)         --
                                    ---------  ---------    ---------   ---------  ----------  ----------
Accumulation and annuity units
   end of year                      4,541,409  4,775,215    5,890,320   6,168,479  15,015,278  15,072,528
                                    =========  =========    =========   =========  ==========  ==========

                                     JANUS ASPEN       LMPIS PREMIER            LMPVET
                                   WORLDWIDE GROWTH    SELECTIONS ALL     AGGRESSIVE GROWTH
                                      SUBACCOUNT         CAP GROWTH           SUBACCOUNT
                                   (SERVICE SHARES)      SUBACCOUNT           (CLASS I)
                                   ----------------  -----------------  ---------------------
                                     2007     2006     2007      2006      2007        2006
                                    -------  ------  --------  -------  ----------  ---------
Accumulation and annuity units
   beginning of year                 76,139  77,927   327,693  277,288  35,468,064  36,678,146
Accumulation units issued and
   transferred from other
   funding options                    1,838      13       656   65,978   1,736,160   2,930,226
Accumulation units redeemed and
   transferred to other funding
   options                          (29,926) (1,801) (328,349) (15,573) (5,273,052) (4,140,308)
Annuity units                            --      --        --       --     (16,014)         --
                                     ------  ------  --------  -------  ----------  ----------
Accumulation and annuity units
   end of year                       48,051  76,139        --  327,693  31,915,158  35,468,064
                                     ======  ======  ========  =======  ==========  ==========

                                        LMPVET
                                      AGGRESSIVE            LMPVET               LMPVET
                                        GROWTH           APPRECIATION         APPRECIATION
                                      SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                      (CLASS II)           (CLASS I)           (CLASS II)
                                   ---------------  ----------------------  ---------------
                                    2007 (b)  2006     2007        2006      2007 (b)  2006
                                   ---------  ----  ----------  ----------  ---------  ----
Accumulation and annuity units
   beginning of year                      --   --   16,442,083  18,135,074        --    --
Accumulation units issued and
   transferred from other funding
   options                         1,495,289   --      405,902     698,618  6,524,514   --
Accumulation units redeemed and
   transferred to other funding
   options                          (117,044)  --   (2,236,974) (2,391,609)  (158,407)  --
Annuity units                             --   --           --          --        --    --
                                   ---------  ---   ----------  ----------  ---------  ---
Accumulation and annuity units
   end of year                     1,378,245   --   14,611,011  16,442,083  6,366,107   --
                                   =========  ===   ==========  ==========  =========  ===

                                           LMPVET                                         LMPVET
                                     FUNDAMENTAL VALUE            LMPVET           INTERNATIONAL ALL CAP
                                         SUBACCOUNT            GLOBAL EQUITY           OPPORTUNITY
                                          (CLASS I)             SUBACCOUNT              SUBACCOUNT
                                   ----------------------  ----------------------  ----------------------
                                      2007        2006        2007        2006          2007     2006
                                   ----------  ----------  ----------  ----------     -------  -------
Accumulation and annuity units
   beginning of year               25,226,319  26,597,251  18,123,545  17,228,176     223,606  266,656
Accumulation units issued and
   transferred from other funding
   options                          8,351,652   1,455,745     441,374   2,623,678         851      368
Accumulation units redeemed and
   transferred to other funding
   options                         (4,366,823) (2,826,677) (1,987,710) (1,728,309)    (42,633) (43,418)
Annuity units                              --          --          --          --          --       --
                                   ----------  ----------  ----------  ----------     -------  -------
Accumulation and annuity units
   end of year                     29,211,148  25,226,319  16,577,209  18,123,545     181,824  223,606
                                   ==========  ==========  ==========  ==========     =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                  LMPVET                 LMPVET
                                           LMPVET                DIVIDEND             EQUITY INDEX
                                           CAPITAL               STRATEGY              SUBACCOUNT
                                         SUBACCOUNT             SUBACCOUNT             (CLASS II)
                                   ----------------------  --------------------  ----------------------
                                      2007        2006        2007       2006       2007        2006
                                   ----------  ----------  ---------  ---------  ----------  ----------
Accumulation and annuity units
   beginning of year               51,457,501  54,884,403  2,091,560  2,306,545   8,726,051  10,052,206
Accumulation units issued and
   transferred from other funding
   options                            784,646   3,960,865    273,609    177,136     306,736     425,683
Accumulation units redeemed and
   transferred to other funding
   options                         (6,199,488) (7,387,767)  (272,867)  (392,121) (1,254,062) (1,751,838)
Annuity units                            (132)         --         --         --          --          --
                                   ----------  ----------  ---------  ---------  ----------  ----------
Accumulation and annuity units
   end of year                     46,042,527  51,457,501  2,092,302  2,091,560   7,778,725   8,726,051
                                   ==========  ==========  =========  =========  ==========  ==========

                                                                 LMPVET                  LMPVET
                                      LMPVET INVESTORS       LARGE CAP GROWTH          MID CAP CORE
                                        SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                        (CLASS I)               (CLASS I)               (CLASS I)
                                   --------------------  ----------------------  ---------------------
                                      2007       2006       2007        2006        2007       2006
                                   ---------  ---------  ----------  ----------  ----------  ---------
Accumulation and annuity units
   beginning of year               4,378,885  5,024,389  10,036,631  10,831,288   6,789,020  7,503,097
Accumulation units issued and
   transferred from other funding
   options                           816,220    190,135     491,668     552,009     311,140    114,410
Accumulation units redeemed and
   transferred to other funding
   options                          (630,198)  (835,639) (1,890,763) (1,346,666) (1,104,446)  (828,487)
Annuity units                             --         --          --          --          --         --
                                   ---------  ---------  ----------  ----------  ----------  ---------
Accumulation and annuity units
   end of year                     4,564,907  4,378,885   8,637,536  10,036,631   5,995,714  6,789,020
                                   =========  =========   =========  ==========   =========  =========

                                           LMPVET                 LMPVET
                                    MULTIPLE DISCIPLINE      SMALL CAP GROWTH         LMPVET
                                    SUBACCOUNT-LARGE CAP        SUBACCOUNT       SOCIAL AWARENESS
                                      GROWTH AND VALUE           (CLASS I)          SUBACCOUNT
                                   ----------------------  --------------------  ----------------
                                     2007 (c)      2006       2007       2006      2007    2006
                                   ----------  ----------  ---------  ---------   ------  ------
Accumulation and annuity units
   beginning of year                7,787,932   8,713,424  2,250,997  2,421,879   66,328  44,664
Accumulation units issued and
   transferred from other funding
   options                             72,193     487,283  2,357,596    104,563   20,449  21,664
Accumulation units redeemed and
   transferred to other funding
   options                         (7,860,125) (1,412,775)  (416,314)  (275,445)  (3,602)     --
Annuity units                              --          --         --         --       --      --
                                   ----------  ----------  ---------  ---------   ------  ------
Accumulation and annuity units
   end of year                             --   7,787,932  4,192,279  2,250,997   83,175  66,328
                                   ==========   =========  =========  =========   ======  ======

                                           LMPVPV               LMPVPI              LMPVPII
                                      SMALL CAP GROWTH     LARGE CAP GROWTH    AGGRESSIVE GROWTH
                                        OPPORTUNITIES         SUBACCOUNT          SUBACCOUNT
                                         SUBACCOUNT            (CLASS I)           (CLASS I)
                                   ---------------------  ------------------  ------------------
                                    2007 (a)     2006     2007 (a)    2006    2007 (a)    2006
                                   ----------  ---------  --------  --------  --------  --------
Accumulation and annuity units
   beginning of year                2,461,817  2,498,216   272,063   362,424   527,137   677,078
Accumulation units issued and
   transferred from other funding
   options                             18,116    357,919    (5,973)   29,893    (7,141)    8,600
Accumulation units redeemed and
   transferred to other funding
   options                         (2,479,933)  (394,318) (266,090) (120,254) (519,996) (158,541)
Annuity units                              --         --        --        --        --        --
                                   ----------  ---------  --------  --------  --------  --------
Accumulation and annuity units
   end of year                             --  2,461,817        --   272,063        --   527,137
                                   ==========  =========  ========  ========  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                           LMPVPI                LMPVPI           LMPVPII
                                           ALL CAP               ALL CAP      GROWTH AND INCOME
                                          SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
                                           (CLASS I)            (CLASS II)        (CLASS I)
                                   ----------------------  -----------------  -----------------
                                    2007 (a)      2006     2007 (a)    2006   2007 (a)    2006
                                   ----------  ----------  --------  -------  --------  -------
Accumulation and annuity units
   beginning of year                8,124,142   9,059,077   158,028   82,135    99,975  168,983
Accumulation units issued and
   transferred from other funding
   options                             38,748     206,880    13,163   76,033   (11,943)  13,080
Accumulation units redeemed and
   transferred to other funding
   options                         (8,162,890) (1,141,815) (171,191)    (140)  (88,032) (82,088)
Annuity units                              --          --        --       --        --       --
                                   ----------  ----------  --------  -------  --------  -------
Accumulation and annuity units
   end of year                             --   8,124,142        --  158,028        --   99,975
                                   ==========   =========  ========  =======  ========   ======

                                           LMPVPII                 LMPVET                 LMPVIT
                                      AGGRESSIVE GROWTH      CAPITAL AND INCOME       ADJUSTABLE RATE
                                         SUBACCOUNT              SUBACCOUNT               INCOME
                                         (CLASS II)              (CLASS II)             SUBACCOUNT
                                    ---------------------  ----------------------  --------------------
                                     2007 (a)      2006       2007        2006       2007       2006
                                    ----------  ---------  ----------  ----------  ---------  ---------
Accumulation and annuity units
   beginning of year                 1,490,415  1,506,402  54,540,484  57,527,500  5,642,748  5,777,021
Accumulation units issued and
   transferred from other funding
   options                              16,809    194,243   1,503,131   4,332,312    212,337    789,002
Accumulation units redeemed and
   transferred to other funding
   options                          (1,507,224)  (210,230) (9,318,354) (7,319,328)  (670,919)  (923,275)
Annuity units                               --         --        (949)         --    (19,598)        --
                                    ----------  ---------  ----------  ----------  ---------  ---------
Accumulation and annuity units
   end of year                              --  1,490,415  46,724,312  54,540,484  5,164,568  5,642,748
                                    ==========  =========  ==========  ==========  =========  =========

                                   LMPVIT DIVERSIFIED STRATEGIC           LMPVIT                 LMPVIT
                                              INCOME                    HIGH INCOME           MONEY MARKET
                                            SUBACCOUNT                  SUBACCOUNT             SUBACCOUNT
                                   ----------------------------  ----------------------  -----------------------
                                        2007          2006          2007        2006         2007        2006
                                   -------------  -------------  ----------  ----------  -----------  ----------
Accumulation and annuity units
   beginning of year                 10,305,528     12,143,334   15,372,430  16,398,754   10,980,588  11,071,114
Accumulation units issued and
   transferred from other funding
   options                              304,082        403,442      621,877   1,420,527   13,410,747   9,663,314
Accumulation units redeemed and
   transferred to other funding
   options                           (1,779,270)    (2,241,248)  (2,066,795) (2,446,851) (10,911,322) (9,753,840)
Annuity units                                --             --           --          --           --          --
                                     ----------     ----------   ----------  ----------  -----------  ----------
Accumulation and annuity units
   end of year                        8,830,340     10,305,528   13,927,512  15,372,430   13,480,013  10,980,588
                                     ==========     ==========   ==========  ==========  ===========  ==========

                                         LORD ABBETT       MIST BATTERYMARCH
                                        MID-CAP VALUE        MID-CAP STOCK    MIST BLACKROCK HIGH YIELD
                                         SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                         (CLASS VC)            (CLASS A)              (CLASS A)
                                   ----------------------  -----------------  -------------------------
                                     2007 (a)     2006       2007      2006        2007        2006
                                   ----------  ----------  --------  -------    ---------   ----------
Accumulation and annuity units
   beginning of year                7,442,974   7,621,872   460,366       --      817,441         --
Accumulation units issued and
   transferred from other funding
   options                            110,319   1,047,585    10,267  495,346      253,076    863,898
Accumulation units redeemed and
   transferred to other funding
   options                         (7,538,884) (1,226,483) (140,308) (34,980)    (137,562)   (46,457)
Annuity units                         (14,409)         --        --       --           --         --
                                   ----------  ----------  --------  -------     --------    -------
Accumulation and annuity units
   end of year                             --   7,442,974   330,325  460,366      932,955    817,441
                                   ==========  ==========  ========  =======     ========    =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                        LMPVPI             LMPVPIII             LORD ABBETT
                                     TOTAL RETURN         LARGE CAP          GROWTH AND INCOME
                                      SUBACCOUNT            VALUE               SUBACCOUNT
                                      (CLASS II)          SUBACCOUNT            (CLASS VC)
                                   -----------------  ------------------  ----------------------
                                   2007 (a)    2006   2007 (a)     2006    2007 (a)      2006
                                   --------  -------  --------  --------  ----------  ----------
Accumulation and annuity units
   beginning of year                501,251  415,510   743,618   936,673   5,056,795  4,872,475
Accumulation units issued and
   transferred from other funding
   options                           28,107   95,850       146     1,975      99,767    666,988
Accumulation units redeemed and
   transferred to other funding
   options                         (529,358) (10,109) (743,764) (195,030) (5,156,562)  (482,668)
Annuity units                            --       --        --        --          --         --
                                   --------  -------  --------  --------  ----------  ---------
Accumulation and annuity units
   end of year                           --  501,251        --   743,618          --  5,056,795
                                   ========  =======  ========  ========  ==========  =========

                                     MIST BLACKROCK          MIST BLACKROCK        MIST DREMAN
                                     LARGE-CAP CORE          LARGE-CAP CORE      SMALL-CAP VALUE
                                       SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                        (CLASS E)              (CLASS A)            (CLASS A)
                                   --------------------  ---------------------  -----------------
                                    2007 (b)     2006     2007 (a)      2006      2007     2006
                                   ---------  ---------  ----------  ---------  -------  --------
Accumulation and annuity units
   beginning of year                      --      --      1,482,033        --   375,327        --
Accumulation units issued and
   transferred from other funding
   options                         1,561,963      --         83,033  1,735,675  520,678   569,526
Accumulation units redeemed and
   transferred to other funding
   options                          (105,045)     --     (1,565,066)  (253,642) (98,477) (194,199)
Annuity units                           (154)     --             --         --   (4,172)       --
                                   ---------     ---     ----------  ---------  -------  --------
Accumulation and annuity units
   end of year                     1,456,764      --             --  1,482,033  793,356   375,327
                                   =========     ===     ==========  =========  =======  ========

                                    MIST HARRIS OAKMARK         MIST         MIST LAZARD
                                       INTERNATIONAL         JANUS FORTY       MID-CAP
                                         SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                         (CLASS A)            (CLASS A)       (CLASS B)
                                   --------------------  -----------------  --------------
                                      2007       2006      2007      2006   2007 (b)  2006
                                   ---------  ---------  --------  -------  --------  ----
Accumulation and annuity units
   beginning of year               4,080,498         --   598,382       --        --   --
Accumulation units issued and
   transferred from other funding
   options                           985,357  4,647,242   399,283  696,757   118,877   --
Accumulation units redeemed and
   transferred to other funding
   options                          (865,674)  (566,744) (186,201) (98,375)  (20,848)  --
Annuity units                         (1,407)        --      (429)      --    (1,341)  --
                                   ---------  ---------   -------  -------    ------  ---
Accumulation and annuity units
   end of year                     4,198,774  4,080,498   811,035  598,382    96,688   --
                                   =========  =========   =======  =======    ======  ===

                                     MIST LORD ABBETT   MIST MET/AIM CAPITAL  MIST MET/AIM CAPITAL
                                       MID-CAP VALUE        APPRECIATION          APPRECIATION
                                        SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                         (CLASS B)            (CLASS A)             (CLASS E)
                                   -------------------  --------------------  --------------------
                                      2007       2006      2007       2006     2007 (b)    2006
                                   ----------  -------  ---------  ---------  ---------  ---------
Accumulation and annuity units
   beginning of year                  391,836       --  1,705,167         --         --      --
Accumulation units issued and
   transferred from other funding
   options                         12,518,869  453,554    (19,404) 1,794,987  1,012,278      --
Accumulation units redeemed
   transferred to other funding
   options                         (1,506,291) (61,718)  (177,128)   (89,820)  (134,088)     --
Annuity units                          (5,553)      --         --         --         --      --
                                   ----------  -------  ---------  ---------    -------     ---
Accumulation and annuity units
   end of year                     11,398,861  391,836  1,508,635  1,705,167    878,190      --
                                   ==========  =======  =========  =========    =======     ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                   MIST LEGG MASON PARTNERS    MIST LORD ABBETT       MIST LORD ABBETT
                                        MANAGED ASSETS          BOND DEBENTURE       GROWTH AND INCOME
                                          SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          (CLASS A)               (CLASS A)              (CLASS B)
                                   ------------------------  --------------------  ----------------------
                                       2007        2006         2007       2006       2007        2006
                                     ---------  ---------    ---------  ---------  ----------  ----------
Accumulation and annuity units
   beginning of year                  218,841         --     1,726,572         --  21,693,308          --
Accumulation units issued and
   transferred from other funding
   options                              2,142    227,306       115,353  2,323,579   8,083,899  23,663,069
Accumulation units redeemed and
   transferred to other funding
   options                            (11,463)    (8,465)     (500,920)  (597,007) (3,204,590) (1,969,761)
Annuity units                              --         --            --         --        (441)         --
                                      -------    -------     ---------  ---------  ----------  ----------
Accumulation and annuity units
   end of year                        209,520    218,841     1,341,005  1,726,572  26,572,176  21,693,308
                                      =======    =======     =========  =========  ==========  ==========

                                     MIST MET/AIM    MIST MFS EMERGING  MIST MFS RESEARCH
                                   SMALL CAP GROWTH   MARKETS EQUITY      INTERNATIONAL
                                      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                       (CLASS A)         (CLASS A)          (CLASS B)
                                   ----------------  -----------------  -----------------
                                     2007     2006   2007 (b)    2006   2007 (b)    2006
                                   --------  ------  --------  -------  ---------  ------
Accumulation and annuity units
   beginning of year                 67,552      --       --      --           --    --
Accumulation units issued and
   transferred from other funding
   options                          241,450  73,915    6,630      --    1,497,407    --
Accumulation units redeemed
   transferred to other funding
   options                         (159,063) (6,363)  (5,236)     --     (375,375)   --
Annuity units                            --      --       --      --          162    --
                                   --------  ------   ------     ---    ---------   ---
Accumulation and annuity units
   end of year                      149,939  67,552    1,394      --    1,122,194    --
                                   ========  ======   ======     ===    =========   ===

                                                          MIST NEUBERGER BERMAN   MIST OPPENHEIMER CAPITAL
                                        MIST MFS VALUE         REAL ESTATE              APPRECIATION
                                          SUBACCOUNT           SUBACCOUNT                SUBACCOUNT
                                          (CLASS A)             (CLASS A)                 (CLASS B)
                                   ---------------------  ---------------------  -------------------------
                                      2007       2006        2007       2006          2007        2006
                                   ----------  ---------  ----------  ---------    ----------  ---------
Accumulation and annuity units
   beginning of year                3,838,445         --   3,867,524         --     1,605,227         --
Accumulation units issued and
   transferred from other funding
   options                          1,001,581  4,239,388   1,002,432  4,286,733       122,764  1,674,777
Accumulation units redeemed and
   transferred to other funding
   options                         (1,193,510)  (400,943) (1,518,351)  (419,209)     (189,857)   (69,550)
Annuity units                          (4,222)        --        (232)        --            --         --
                                   ----------  ---------  ----------  ---------     ---------  ---------
Accumulation and annuity units
   end of year                      3,642,294  3,838,445   3,351,373  3,867,524     1,538,134  1,605,227
                                   ==========  =========  ==========  =========     =========  =========

                                             MIST              MIST THIRD AVENUE         MSF BLACKROCK
                                   PIONEER STRATEGIC INCOME     SMALL CAP VALUE        AGGRESSIVE GROWTH
                                          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                           (CLASS A)               (CLASS B)               (CLASS D)
                                   ------------------------  ----------------------  --------------------
                                       2007        2006         2007        2006        2007       2006
                                    ----------  ----------   ----------  ----------  ---------  ---------
Accumulation and annuity units
   beginning of year                10,178,506          --   11,422,072          --  2,260,114         --
Accumulation units issued and
   transferred from other funding
   options                           1,486,582  11,200,486    7,514,220  12,189,151    318,094  2,551,897
Accumulation units redeemed and
   transferred to other funding
   options                          (1,165,825) (1,021,980)  (2,634,141)   (767,079)  (341,302)  (291,783)
Annuity units                               --          --       (9,661)         --         --         --
                                    ----------  ----------   ----------  ----------  ---------  ---------
Accumulation and annuity units
   end of year                      10,499,263  10,178,506   16,292,490  11,422,072  2,236,906  2,260,114
                                    ==========  ==========   ==========  ==========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                   MIST PIMCO INFLATION          MIST            MIST PIONEER
                                       PROTECTED BOND         PIONEER FUND       MID-CAP VALUE
                                         SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                         (CLASS A)             (CLASS A)           (CLASS A)
                                   --------------------  --------------------  ----------------
                                       2007 (b)  2006       2007       2006    2007 (a)   2006
                                    -----------  ----    ---------  ---------  --------  ------
Accumulation and annuity units
   beginning of year                         --   --     1,661,966         --   55,151       --
Accumulation units issued and
   transferred from other funding
   options                           18,599,697   --        46,854  1,860,496   41,509   62,770
Accumulation units redeemed and
   transferred to other funding
   options                           (1,522,939)  --      (311,960)  (198,530) (96,660)  (7,619)
Annuity units                            71,122   --       (12,442)        --       --       --
                                     ----------  ---     ---------  ---------  -------   ------
Accumulation and annuity units
   end of year                       17,147,880   --     1,384,418  1,661,966       --   55,151
                                     ==========  ===     =========  =========  =======   ======

                                       MSF BLACKROCK           MSF BLACKROCK          MSF BLACKROCK
                                        BOND INCOME             BOND INCOME           MONEY MARKET
                                        SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                         (CLASS A)               (CLASS E)              (CLASS A)
                                   --------------------  ----------------------  ----------------------
                                      2007      2006        2007        2006        2007        2006
                                   ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and annuity units
   beginning of year               1,142,936         --  14,465,236          --   2,171,231          --
Accumulation units issued and
   transferred from other funding
   options                            29,818  1,365,479     854,417  16,690,377   4,915,619   4,743,947
Accumulation units redeemed and
   transferred to other funding
   options                          (156,441)  (222,543) (2,234,047) (2,225,141) (3,450,822) (2,572,716)
Annuity units                             --         --          --          --          --          --
                                   ---------  --------- ----------- ----------- ----------- -----------
Accumulation and annuity units
   end of year                     1,016,313  1,142,936  13,085,606  14,465,236   3,636,028   2,171,231
                                   =========  =========  ==========  ==========   =========   =========

                                   MSF CAPITAL GUARDIAN
                                        U.S. EQUITY        MSF FI LARGE CAP      MSF FI VALUE LEADER
                                        SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                         (CLASS A)             (CLASS A)               (CLASS D)
                                   --------------------  --------------------  ----------------------
                                     2007       2006       2007       2006        2007        2006
                                   --------  ---------   ---------  ---------  ----------  ----------
Accumulation and annuity units
   beginning of year                751,429         --   3,523,051         --  11,192,149          --
Accumulation units issued and
   transferred from other funding
   options                          153,634  1,026,272      71,423  3,904,784     233,933  12,569,257
Accumulation units redeemed and
   transferred to other funding
   options                         (200,529)  (274,843)   (429,537)  (381,733) (1,852,320) (1,377,108)
Annuity units                            --         --          --         --          --          --
                                   --------  ---------   ---------  ---------  ----------  ----------
Accumulation and annuity units
   end of year                      704,534    751,429   3,164,937  3,523,051   9,573,762  11,192,149
                                   ========  =========   =========  =========  ==========  ==========

                                   MSF METLIFE MODERATE    MSF METLIFE MODERATE        MSF MFS
                                        ALLOCATION       TO AGGRESSIVE ALLOCATION   TOTAL RETURN
                                        SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                         (CLASS B)               (CLASS B)            (CLASS B)
                                   --------------------  ------------------------  --------------
                                      2007       2006         2007      2006       2007 (b)  2006
                                   ---------  ---------    ---------  ---------    --------  ----
Accumulation and annuity units
   beginning of year               1,751,400         --    2,129,952         --         --    --
Accumulation units issued and
   transferred from other funding
   options                         1,823,714  2,030,514      744,112  2,845,675     47,275    --
Accumulation units redeemed and
   transferred to other funding
   options                          (271,482)  (279,114)    (125,979)  (715,723)        --    --
Annuity units                             --         --           --         --         --    --
                                   ---------  ---------    ---------  ---------     ------   ---
Accumulation and annuity units
   end of year                     3,303,632  1,751,400    2,748,085  2,129,952     47,275    --
                                   =========  =========    =========  =========     ======   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.


                                   MSF METLIFE AGGRESSIVE  MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE TO
                                         ALLOCATION               ALLOCATION             MODERATE ALLOCATION
                                         SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
                                          (CLASS B)               (CLASS B)                   (CLASS B)
                                   ----------------------  ------------------------  ---------------------------
                                        2007       2006        2007         2006            2007      2006
                                     ---------   --------   ----------   ---------      ----------  -------
Accumulation and annuity units
   beginning of year                   741,170        --      932,792           --         687,689       --
Accumulation units issued and
   transferred from other funding
   options                             667,647   741,323    1,980,200    1,483,400       1,629,882  717,626
Accumulation units redeemed and
   transferred to other funding
   options                            (347,192)     (153)    (550,596)    (550,608)       (224,341) (29,937)
Annuity units                               --        --           --           --              --       --
                                     ---------   -------    ---------    ---------       ---------  -------
Accumulation and annuity units
   end of year                       1,061,625   741,170    2,362,396      932,792       2,093,230  687,689
                                     =========   =======    =========    =========       =========  =======

                                           MSF MFS                                    MSF T. ROWE PRICE
                                        TOTAL RETURN           MSF OPPENHEIMER        LARGE CAP GROWTH
                                         SUBACCOUNT             GLOBAL EQUITY            SUBACCOUNT
                                          (CLASS F)              SUBACCOUNT               (CLASS B)
                                   ----------------------  ----------------------  --------------------
                                      2007        2006        2007        2006        2007       2006
                                   ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and annuity units
   beginning of year               35,337,770          --  15,035,815          --  2,141,307         --
Accumulation units issued and
   transferred from other funding
   options                          1,371,542  39,625,149     777,140  16,383,248     72,528  2,321,227
Accumulation units redeemed and
   transferred to other funding
   options                         (4,642,354) (4,287,379) (1,457,831) (1,347,433)  (291,130)  (179,920)
Annuity units                              --          --     (21,607)         --         --         --
                                   ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and annuity units
   end of year                     32,066,958  35,337,770  14,333,517  15,035,815  1,922,705  2,141,307
                                   ==========  ==========  ==========  ==========  =========  =========

                                              MSF WESTERN ASSET   MSF WESTERN ASSET
                                                  MANAGEMENT          MANAGEMENT              PIMCO VIT
                                               HIGH YIELD BOND     U.S. GOVERNMENT          REAL RETURN
                                                  SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                                  (CLASS A)           (CLASS A)        (ADMINISTRATIVE CLASS)
                                             ------------------   -----------------  ------------------------
                                             2007 (a)    2006      2007      2006      2007 (a)       2006
                                             --------  -------   -------   -------   -----------   ----------
Accumulation and annuity units beginning
   of year                                    318,108       --   245,402        --    17,515,384   16,483,982
Accumulation units issued and transferred
   from other funding options                     786  348,778    12,701   253,229     1,226,977    3,433,057
Accumulation units redeemed and transferred
   to other funding options                  (318,894) (30,670)  (17,863)   (7,827)  (18,612,954)  (2,401,655)
Annuity units                                      --       --        --        --      (129,407)          --
                                             --------  -------   -------   -------   -----------   ----------
Accumulation and annuity units end of year         --  318,108   240,240   245,402            --   17,515,384
                                             ========  =======   =======   =======   ===========   ==========

                                               PIONEER CULLEN     PIONEER EMERGING        PIONEER EQUITY
                                                 VALUE VCT          MARKETS VCT             INCOME VCT
                                                 SUBACCOUNT         SUBACCOUNT              SUBACCOUNT
                                                 (CLASS II)         (CLASS II)              (CLASS II)
                                             ------------------  -------------------  ---------------------
                                               2007      2006      2007       2006       2007        2006
                                             -------   -------   -------   -------    ----------  ---------
Accumulation and annuity units beginning
   of year                                   602,904   222,024   341,425    344,363   1,537,194   1,442,315
Accumulation units issued and transferred
   from other funding options                 70,776   413,224    38,060    102,448     207,380     222,665
Accumulation units redeemed and transferred
   to other funding options                  (28,449)  (32,344)  (96,578)  (105,386)   (167,493)   (127,786)
Annuity units                                     --        --        --         --          --          --
                                             -------   -------   -------   --------   ---------   ---------
Accumulation and annuity units end of year   645,231   602,904   282,907    341,425   1,577,081   1,537,194
                                             =======   =======   =======   ========   =========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                    PIMCO VIT               PIONEER AMERICA
                                                   TOTAL RETURN                INCOME VCT        PIONEER BOND VCT
                                                    SUBACCOUNT                 SUBACCOUNT           SUBACCOUNT
                                              (ADMINISTRATIVE CLASS)           (CLASS II)           (CLASS II)
                                             ------------------------   ----------------------   ----------------
                                                 2007         2006        2007 (c)      2006      2007 (d)   2006
                                             ----------   -----------   ----------   ---------   ---------   ----
Accumulation and annuity units beginning
   of year                                   53,956,635    56,470,055    1,592,693   1,261,150          --    --
Accumulation units issued and transferred
   from other funding options                 6,668,481     7,715,385      208,560     537,393   1,527,215    --
Accumulation units redeemed and transferred
   to other funding options                  (7,724,650)  (10,228,805)  (1,801,253)   (205,850)   (100,865)   --
Annuity units                                   (53,599)           --           --          --          --    --
                                             ----------   -----------   ----------   ---------   ---------   ---
Accumulation and annuity units end of year   52,846,867    53,956,635           --   1,592,693   1,426,350    --
                                             ==========   ===========   ==========   =========   =========   ===

                                               PIONEER EQUITY          PIONEER            PIONEER GLOBAL HIGH
                                              OPPORTUNITY VCT         FUND VCT                 YIELD VCT
                                                 SUBACCOUNT          SUBACCOUNT               SUBACCOUNT
                                                 (CLASS II)          (CLASS II)               (CLASS II)
                                             -----------------  ----------------------  ----------------------
                                             2007 (c)   2006      2007        2006        2007        2006
                                             --------  ------   ---------   --------    ---------   ---------
Accumulation and annuity units beginning
   of year                                    52,867   30,591   1,084,191   1,268,845   2,161,977     837,069
Accumulation units issued and transferred
   from other funding options                     --   31,290     530,707     189,827     577,514   1,428,705
Accumulation units redeemed and transferred
   to other funding options                  (52,867)  (9,014)   (156,978)   (374,481)   (300,182)   (103,797)
Annuity units                                     --       --          --          --          --          --
                                             -------   ------   ---------   ---------   ---------   ---------
Accumulation and annuity units end of year        --   52,867   1,457,920   1,084,191   2,439,309   2,161,977
                                             =======   ======   =========   =========   =========   =========

                                                                      PIONEER IBBOTSON
                                                     PIONEER             AGGRESSIVE        PIONEER IBBOTSON GROWTH
                                                 HIGH YIELD VCT        ALLOCATION VCT          ALLOCATION VCT
                                                   SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                                   (CLASS II)            (CLASS II)              (CLASS II)
                                             ----------------------  -------------------  ------------------------
                                                2007        2006       2007       2006        2007         2006
                                             ---------   ---------   -------    -------   ----------   ----------
Accumulation and annuity units beginning
   of year                                   2,249,561   2,181,847   646,307    215,994   10,134,167      177,048
Accumulation units issued and transferred
   from other funding options                  219,055     483,268    18,190    531,754    6,455,690   10,185,557
Accumulation units redeemed and transferred
   to other funding options                   (286,043)   (415,554)  (13,165)  (101,441)  (1,533,355)    (228,438)
Annuity units                                       --          --        --         --           --           --
                                             ---------   ---------   -------   --------   ----------   ----------
Accumulation and annuity units end of year   2,182,573   2,249,561   651,332    646,307   15,056,502   10,134,167
                                             =========   =========   =======   ========   ==========   ==========


                                      PIONEER MID CAP      PIONEER OAK RIDGE   PIONEER REAL ESTATE
                                         VALUE VCT       LARGE CAP GROWTH VCT      SHARES VCT
                                        SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                        (CLASS II)            (CLASS II)           (CLASS II)
                                   --------------------  --------------------  -------------------
                                      2007       2006        2007     2006         2007    2006
                                   ---------  ---------    -------  --------     -------  -------
Accumulation and annuity units
   beginning of year               1,365,438  1,203,660    969,332   535,560     403,356  337,998
Accumulation units issued and
   transferred from other funding
   options                           113,982    238,032     35,938   560,211      49,804  125,541
Accumulation units redeemed and
   transferred to other funding
   options                          (128,807)   (76,254)   (94,421) (126,439)    (71,645) (60,183)
Annuity units                             --         --         --        --          --       --
                                   ---------  ---------    -------  --------     -------  -------
Accumulation and annuity units
   end of year                     1,350,613  1,365,438    910,849   969,332     381,515  403,356
                                   =========  =========    =======  ========     =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                PIONEER IBBOTSON                              PIONEER
                                                    MODERATE               PIONEER         INTERNATIONAL
                                                 ALLOCATION VCT       INDEPENDENCE VCT       VALUE VCT
                                                   SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                   (CLASS II)            (CLASS II)          (CLASS II)
                                             ----------------------  ------------------  ------------------
                                                2007        2006       2007      2006      2007      2006
                                             ---------   ---------   -------   -------   -------   -------
Accumulation and annuity units beginning
   of year                                   4,523,750     869,704   119,337   100,625   440,199   282,975
Accumulation units issued and transferred
   from other funding  options               3,954,754   4,458,721    20,589    22,068   100,886   196,528
Accumulation units redeemed and transferred
   to other funding  options                  (780,594)   (804,675)  (21,753)   (3,356)  (72,916)  (39,304)
Annuity units                                       --          --        --        --        --        --
                                             ---------   ---------   -------   -------   -------   -------
Accumulation and annuity units end of year   7,697,910   4,523,750   118,173   119,337   468,169   440,199
                                             =========   =========   =======   =======   =======   =======


                                   PIONEER SMALL AND MID CAP  PIONEER SMALL CAP    PIONEER STRATEGIC
                                          GROWTH VCT              VALUE VCT           INCOME VCT
                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                          (CLASS II)             (CLASS II)           (CLASS II)
                                   -------------------------  -----------------  --------------------
                                       2007 (c)    2006         2007     2006       2007       2006
                                       --------  -------      -------  --------  ---------  ---------
Accumulation and annuity units
   beginning of year                    699,662  597,916      497,833   489,543  2,964,189  2,557,334
Accumulation units issued and
   transferred from other funding
   options                               45,402  147,171       75,607   194,914    363,431    873,618
Accumulation units redeemed and
   transferred to other funding
   options                             (745,064) (45,425)     (67,885) (186,624)  (451,426)  (466,763)
Annuity units                                --       --           --        --         --         --
                                       --------  -------      -------  --------  ---------  ---------
Accumulation and annuity units
   end of year                               --  699,662      505,555   497,833  2,876,194  2,964,189
                                       ========  =======      =======  ========  =========  =========

                                                          PUTNAM VT            PUTNAM VT
                                    PIONEER VALUE VCT  DISCOVERY GROWTH   INTERNATIONAL EQUITY
                                       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                       (CLASS II)         (CLASS IB)           (CLASS IB)
                                   ------------------  ----------------  ---------------------
                                   2007 (c)    2006      2007    2006     2007 (a)      2006
                                   --------  --------   ------ --------  ----------  ---------
Accumulation and annuity units
   beginning of year                595,417   594,698   63,492  72,347    1,232,471  1,255,856
Accumulation units issued and
   transferred from other funding
   options                           24,818   114,789       28      --       26,009    155,118
Accumulation units redeemed and
   transferred to other funding
   options                         (620,235) (114,070)  (1,709) (8,855)  (1,258,480)  (178,503)
Annuity units                            --        --       --      --           --         --
                                   --------  --------   ------  ------   ----------  ---------
Accumulation and annuity units
   end of year                           --   595,417   61,811  63,492           --  1,232,471
                                   ========  ========   ======  ======   ==========  =========

                                      VAN KAMPEN LIT
                                     STRATEGIC GROWTH
                                        SUBACCOUNT
                                        (CLASS I)
                                   --------------------
                                      2007       2006
                                   ---------  ---------
Accumulation and annuity units
   beginning of year               1,019,533  1,085,651
Accumulation units issued and
   transferred from other
   funding options                    26,905     67,636
Accumulation units redeemed and
   transferred to other funding
   options                          (133,476)  (133,754)
Annuity units                             --         --
                                   ---------  ---------
Accumulation and annuity units
   end of year                       912,962  1,019,533
                                   =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                          PUTNAM VT
                                       SMALL CAP VALUE    VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                          SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                          (CLASS IB)             (CLASS II)               (CLASS II)
                                   ---------------------  -----------------------  -------------------------
                                    2007 (a)      2006       2007         2006        2007          2006
                                   ----------  ---------  ----------  -----------  -----------  ------------
Accumulation and annuity units
   beginning of year                3,396,462  3,486,168   1,269,717   1,548,605      1,722         1,722
Accumulation units issued and
   transferred from other funding
   options                             70,685    337,959      43,716      91,444         --            --
Accumulation units redeemed and
   transferred to other funding
   options                         (3,467,147)  (427,665)   (449,872)   (370,332)        --            --
Annuity units                              --         --          --          --         --            --
                                   ----------  ---------   ---------   ---------      -----         -----
Accumulation and annuity units
   end of year                             --  3,396,462     863,561   1,269,717      1,722         1,722
                                   ==========  =========   =========   =========      =====         =====

7.   SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 20, the accompanying 2007 consolidated financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(May 14, 2008, as to Note 20 and October 29, 2008, as to Note 21)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2007         2006
                                                               -------------   --------
                                                               (AS RESTATED,
                                                                SEE NOTE 20)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively)...........................................     $ 45,671     $ 47,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $992 and $777, respectively)...............          952          795
  Mortgage and consumer loans................................        4,404        3,595
  Policy loans...............................................          913          918
  Real estate and real estate joint ventures held-for-
     investment..............................................          541          173
  Real estate held-for-sale..................................           --            7
  Other limited partnership interests........................        1,130        1,082
  Short-term investments.....................................        1,335          777
  Other invested assets......................................        1,445        1,241
                                                                  --------     --------
     Total investments.......................................       56,391       56,434
Cash and cash equivalents....................................        1,774          649
Accrued investment income....................................          637          597
Premiums and other receivables...............................        8,320        8,410
Deferred policy acquisition costs and value of business
  acquired...................................................        4,948        5,111
Current income tax recoverable...............................           72           94
Deferred income tax assets...................................          846        1,007
Goodwill.....................................................          953          953
Other assets.................................................          753          765
Separate account assets......................................       53,867       50,067
                                                                  --------     --------
     Total assets............................................     $128,561     $124,087
                                                                  ========     ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.....................................     $ 19,576     $ 19,654
  Policyholder account balances..............................       33,815       35,099
  Other policyholder funds...................................        1,777        1,513
  Long-term debt -- affiliated...............................          635          435
  Payables for collateral under securities loaned and other
     transactions............................................       10,471        9,155
  Other liabilities..........................................        1,072          749
  Separate account liabilities...............................       53,867       50,067
                                                                  --------     --------
     Total liabilities.......................................      121,213      116,672
                                                                  --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006.................................           86           86
Additional paid-in capital...................................        6,719        7,123
Retained earnings............................................          892          520
Accumulated other comprehensive income (loss)................         (349)        (314)
                                                                  --------     --------
     Total stockholders' equity..............................        7,348        7,415
                                                                  --------     --------
     Total liabilities and stockholders' equity..............     $128,561     $124,087
                                                                  ========     ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                              2007        2006     2005
                                                         -------------   ------   ------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
REVENUES
Premiums...............................................      $  353      $  308   $  281
Universal life and investment-type product policy
  fees.................................................       1,411       1,268      862
Net investment income..................................       2,893       2,839    1,438
Other revenues.........................................         251         212      132
Net investment gains (losses)..........................        (142)       (521)    (198)
                                                             ------      ------   ------
       Total revenues..................................       4,766       4,106    2,515
                                                             ------      ------   ------
EXPENSES
Policyholder benefits and claims.......................         978         792      570
Interest credited to policyholder account balances.....       1,299       1,316      720
Other expenses.........................................       1,446       1,173      678
                                                             ------      ------   ------
       Total expenses..................................       3,723       3,281    1,968
                                                             ------      ------   ------
Income from continuing operations before provision for
  income tax...........................................       1,043         825      547
Provision for income tax...............................         303         228      156
                                                             ------      ------   ------
Income from continuing operations......................         740         597      391
Income from discontinued operations, net of income
  tax..................................................           4          --       --
                                                             ------      ------   ------
Net income.............................................      $  744      $  597   $  391
                                                             ======      ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income, (As Restated, See Note
     20).................................                            744                                      744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax,
       (As Restated, See Note 20)........                                                         12           12
                                                                                                           ------
     Other comprehensive income (loss),
       (As Restated, See Note 20)........                                                                     (35)
                                                                                                           ------
  Comprehensive income, (As Restated, See
     Note 20)............................                                                                     709
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007, (As
  Restated, See Note 20).................    $86      $6,719       $ 892         $(361)          $12       $7,348
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................     $    744     $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses.........           26            6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net...           11           74        112
     Losses from sales of investments and
       businesses, net..............................          145          521        198
     Gain from recapture of ceded reinsurance.......          (22)          --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests....................................         (121)         (83)       (19)
     Interest credited to policyholder account
       balances.....................................        1,299        1,316        720
     Universal life and investment-type product
       policy fees..................................       (1,411)      (1,268)      (862)
     Change in accrued investment income............          (35)           2        (68)
     Change in premiums and other receivables.......          360         (509)      (415)
     Change in deferred policy acquisition costs,
       net..........................................           61         (234)      (211)
     Change in insurance-related liabilities........           71          234        812
     Change in trading securities...................           --          (43)       103
     Change in income tax payable...................          308          156        298
     Change in other assets.........................          681          586        574
     Change in other liabilities....................          234         (351)      (876)
     Other, net.....................................           --           --          2
                                                         --------     --------   --------
Net cash provided by operating activities...........        2,351        1,004        763
                                                         --------     --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................       21,546       27,706     24,008
     Equity securities..............................          146          218        221
     Mortgage and consumer loans....................        1,208        1,034        748
     Real estate and real estate joint ventures.....          155          126         65
     Other limited partnership interests............          465          762        173
  Purchases of:
     Fixed maturity securities......................      (19,365)     (23,840)   (32,850)
     Equity securities..............................         (357)        (109)        --
     Mortgage and consumer loans....................       (2,030)      (2,092)      (500)
     Real estate and real estate joint ventures.....         (458)         (56)       (13)
     Other limited partnership interests............         (515)        (343)      (330)
  Net change in policy loans........................            5           (2)         3
  Net change in short-term investments..............         (558)         991        599
  Net change in other invested assets...............         (175)        (316)       233
  Other, net........................................           16            1          3
                                                         --------     --------   --------
Net cash provided by (used in) investing
  activities........................................     $     83     $  4,080   $ (7,640)
                                                         --------     --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................     $ 11,395     $  8,185   $ 11,230
     Withdrawals....................................      (13,563)     (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.......        1,316         (582)     7,675
  Net change in short-term debt -- affiliated.......           --           --        (26)
  Long-term debt issued -- affiliated...............          200           --        400
  Dividends on common stock.........................         (690)        (917)        --
  Financing element on certain derivative
     instruments....................................           33          (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ................           --           --        443
                                                         --------     --------   --------
Net cash (used in) provided by financing
  activities........................................       (1,309)      (5,006)     7,304
                                                         --------     --------   --------
Change in cash and cash equivalents.................        1,125           78        427
Cash and cash equivalents, beginning of year........          649          571        144
                                                         --------     --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..............     $  1,774     $    649   $    571
                                                         ========     ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.......................................     $     33     $     31   $     18
                                                         ========     ========   ========
     Income tax.....................................     $     (6)    $     81   $     87
                                                         ========     ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA
       Insurance Company, net of cash received of
       $0, $0 and $443 million......................     $     --     $     --   $  6,341
                                                         ========     ========   ========
     Contribution of equity securities to MetLife
       Foundation...................................     $     12     $     --   $     --
                                                         ========     ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax....     $     --     $    162   $     --
                                                         ========     ========   ========
     Contribution of goodwill from MetLife, Inc. ...     $     --     $     29   $     --
                                                         ========     ========   ========




--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 20)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)    the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii)  the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions; and

          (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The functional currencies of foreign operations are the currencies in which these operations principally do business, typically local currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                          ----------------------------------------------
                                                          GROSS
                                           COST OR      UNREALIZED
                                          AMORTIZED   -------------    ESTIMATED    % OF
                                             COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                          ---------   ----   ------   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
  Residential mortgage-backed
    securities..........................    11,914      98       80      11,932     26.1
  Foreign corporate securities..........     6,536      83      184       6,435     14.1
  U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
  Commercial mortgage-backed
    securities..........................     3,182      28       67       3,143      6.9
  Asset-backed securities...............     2,236       4      108       2,132      4.7
  Foreign government securities.........       635      55        2         688      1.5
  State and political subdivision
  securities..........................       611       4       40         575      1.2
                                           -------    ----   ------     -------    -----
    Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                           =======    ====   ======     =======    =====
  Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
  Common stock..........................       215       9        7         217     22.8
                                           -------    ----   ------     -------    -----
    Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                           =======    ====   ======     =======    =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
  Residential mortgage-backed
    securities...........................    11,951      40     78      11,913     24.9
  Foreign corporate securities...........     5,563      64    128       5,499     11.5
  U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
  Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
  Asset-backed securities................     3,158      14     10       3,162      6.6
  Foreign government securities..........       533      45      5         573      1.2
  State and political subdivision
    securities...........................     1,062       6     38       1,030      2.2
                                            -------    ----   ----     -------    -----
    Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                            =======    ====   ====     =======    =====
  Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
  Common stock...........................       106       6      1         111     14.0
                                            -------    ----   ----     -------    -----
    Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                            =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2007                     2006
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)
  Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
  Due after one year through five years...     8,070        8,035       9,843        9,733
  Due after five years through ten years..     7,950        7,858       7,331        7,226
  Due after ten years.....................    11,740       11,408      11,150       10,871
                                             -------      -------     -------      -------
    Subtotal..............................    28,932       28,464      29,944       29,446
  Mortgage-backed and asset-backed
    securities............................    17,332       17,207      18,462       18,400
                                             -------      -------     -------      -------
    Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                             =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
  Proceeds.......................................  $14,826   $23,901   $22,241
  Gross investment gains.........................  $   146   $    73   $    48
  Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                     DECEMBER
                                                                       31,
                                                                   -----------
                                                                   2007   2006
                                                                   ----   ----
    SECTOR:
      U.S. corporate securities..................................    52%    49%
      Foreign corporate securities...............................    16     15
      Asset-backed securities....................................     9      1
      Residential mortgage-backed securities.....................     7      9
      Commercial mortgage-backed securities......................     6      5
      U.S. Treasury/agency securities............................     1     15
      Other......................................................     9      6
                                                                    ---    ---
         Total...................................................   100%   100%
                                                                    ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
  Agricultural mortgage loans...................   1,265      29      1,460      41
  Consumer loans................................      22      --         46       1
                                                  ------     ---     ------     ---
    Total.......................................   4,412     100%     3,601     100%
                                                             ===                ===
  Less: Valuation allowances....................       8                  6
                                                  ------             ------
    Total mortgage and consumer loans...........  $4,404             $3,595
                                                  ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Balance at January 1,....................................   $ 6    $ 9    $ 1
  Additions................................................     7      3      8
  Deductions...............................................    (5)    (6)    --
                                                              ---    ---    ---
  Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                              ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Development joint ventures....................   $287       53%     $ --       --%
  Real estate investment funds..................    111       21        93       52
  Office........................................     88       16        46       26
  Apartments....................................     35        6        --       --
  Agriculture...................................     19        4        28       15
  Land..........................................      1       --         1       --
  Retail........................................     --       --        12        7
                                                   ----      ---      ----      ---
    Total real estate holdings..................   $541      100%     $180      100%
                                                   ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
  Fixed maturity securities...........................  $2,803   $2,719   $1,377
  Equity securities...................................      45       17        6
  Mortgage and consumer loans.........................     263      182      113
  Policy loans........................................      53       52       26
  Real estate and real estate joint ventures..........      81       29        2
  Other limited partnership interests.................     164      238       33
  Cash, cash equivalents and short-term investments...     104      137       71
  Other...............................................       7        8       --
                                                        ------   ------   ------
    Total investment income...........................   3,520    3,382    1,628
  Less: Investment expenses...........................     627      543      190
                                                        ------   ------   ------
    Net investment income.............................  $2,893   $2,839   $1,438
                                                        ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   -----   -----
                                                           2007        2006    2005
                                                      -------------   -----   -----
                                                              (IN MILLIONS)
  Fixed maturity securities.........................      $(272)      $(497)  $(300)
  Equity securities.................................         15          10       1
  Mortgage and consumer loans.......................         (2)          7      (9)
  Real estate and real estate joint ventures........          1          64       7
  Other limited partnership interests...............        (19)         (1)     (1)
  Sales of businesses...............................         --          --       2
  Derivatives.......................................        305         177      (2)
  Other.............................................       (170)       (281)    104
                                                          -----       -----   -----
    Net investment gains (losses)                         $(142)      $(521)  $(198)
                                                          =====       =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Fixed maturity securities............................  $(606)  $(566)  $(639)
  Equity securities....................................    (38)     17      (4)
  Derivatives..........................................    (13)     (9)     (2)
  Other................................................      8       7     (19)
                                                         -----   -----   -----
    Subtotal...........................................   (649)   (551)   (664)
                                                         -----   -----   -----
  Amounts allocated from:
    Insurance liability loss recognition...............     --      --     (78)
    DAC and VOBA.......................................     93      66     102
                                                         -----   -----   -----
    Subtotal...........................................     93      66      24
                                                         -----   -----   -----
  Deferred income tax..................................    195     171     224
                                                         -----   -----   -----
    Subtotal...........................................    288     237     248
                                                         -----   -----   -----
  Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                         =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Balance, January 1,..................................  $(314)  $(416)  $  30
  Unrealized investment gains (losses) during the
    year...............................................    (98)    113    (756)
  Unrealized investment gains (losses) relating to:
    Insurance liability gain (loss) recognition........     --      78     (78)
    DAC and VOBA.......................................     27     (36)    148
    Deferred income tax................................     24     (53)    240
                                                         -----   -----   -----
  Balance, December 31,................................  $(361)  $(314)  $(416)
                                                         =====   =====   =====
  Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                         =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                              DECEMBER 31, 2007
                                                           -----------------------
                                                                         MAXIMUM
                                                             TOTAL     EXPOSURE TO
                                                           ASSETS(1)     LOSS(2)
                                                           ---------   -----------
                                                                (IN MILLIONS)
  Asset-backed securitizations...........................   $ 1,140       $   77
  Real estate joint ventures(3)..........................       942           44
  Other limited partnership interests(4).................     3,876          418
  Trust preferred securities(5)..........................    22,775          546
  Other investments(6)...................................     1,600           79
                                                            -------       ------
    Total................................................   $30,333       $1,164
                                                            =======       ======



--------

(1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

(6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
  Estimated fair market value of assets transferred to
    affiliates.........................................  $628     $164     $ 79
  Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
  Net investment gains (losses) recognized on
    transfers..........................................  $ (1)    $ --     $  1
  Estimated fair market value of assets transferred
    from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2007                 DECEMBER 31, 2006
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
  Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
  Cash flow....................       486       85          3           455       42         --
  Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                  -------   ------       ----       -------   ------       ----
    Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                  =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Qualifying hedges:
    Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
  Non-qualifying hedges:
    Net investment gains (losses)..........................    82     73     (8)
                                                              ---    ---    ---
       Total...............................................   $76    $64    $(9)
                                                              ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Changes in the fair value of derivatives................  $ 18    $(1)   $--
  Changes in the fair value of the items hedged...........   (20)     2     --
                                                            ----    ---    ---
  Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                            ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Other comprehensive income (loss) balance at January
    1,....................................................  $ (9)  $ (2)   $(4)
  Gains (losses) deferred in other comprehensive income
    (loss) on the effective portion of cash flow hedges...    39     41      1
  Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                            ----   ----    ---
  Other comprehensive income (loss) balance at December
    31,...................................................  $(13)  $ (9)   $(2)
                                                            ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Net investment gains (losses), excluding embedded
    derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                   DECEMBER
                                                                     31,
                                                                 -----------
                                                                 2007   2006
                                                                 ----   ----
                                                                     (IN
                                                                  MILLIONS)
  Embedded derivative assets...................................  $125    $17
  Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                    -------------------------------------------------------------
                                                                                       OTHER
                                      FUTURE POLICY       POLICYHOLDER ACCOUNT      POLICYHOLDER
                                         BENEFITS               BALANCES               FUNDS
                                    -----------------   -----------------------   ---------------
                                                        (AS RESTATED,
                                                         SEE NOTE 20)
                                    -------   -------   -------------   -------   ------   ------
                                      2007      2006         2007         2006     2007     2006
                                    -------   -------   -------------   -------   ------   ------
                                                            (IN MILLIONS)
Individual
  Traditional life................  $   921   $   871      $    --      $    --   $   50   $   37
  Universal variable life.........      575       527        4,995        4,522    1,496    1,314
  Annuities.......................      944     1,015       15,058       16,106       36        5
  Other...........................       --        --           47           32       --       --
Institutional
  Group life......................      220       234          763          765        5        6
  Retirement & savings............   12,040    12,325       12,780       13,731       --       --
  Non-medical health & other......      303       328           --           --        2        2
Corporate & Other (1).............    4,573     4,354          172          (57)     188      149
                                    -------   -------      -------      -------   ------   ------
     Total........................  $19,576   $19,654      $33,815      $35,099   $1,777   $1,513
                                    =======   =======      =======      =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
  Balance at January 1,...............................  $237     $ 72      $--
  Contribution from MetLife...........................    --       --       73
  Contribution of VODA from MetLife...................    --      167       --
  Amortization........................................    (5)      (2)      (1)
                                                        ----     ----      ---
  Balance at December 31,.............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
  Balance at January 1,................................  $330   $218   $143
  Capitalization.......................................   124    129     83
  Amortization.........................................   (51)   (17)    (8)
                                                         ----   ----   ----
  Balance at December 31,..............................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.1 billion (as restated, see Note 20) and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
  Balance at January 1,...............................  $ 551   $ 512   $ --
    Less: Reinsurance recoverables....................   (403)   (373)    --
                                                        -----   -----   ----
  Net balance at January 1,...........................    148     139     --
                                                        -----   -----   ----
  Contribution of MetLife Insurance Company of
    Connecticut by MetLife (Note 3)...................     --      --    137
  Incurred related to:
    Current year......................................     32      29     19
    Prior years.......................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
  Paid related to:
    Current year......................................     (2)     (2)    (1)
    Prior years.......................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
  Net balance at December 31,.........................    149     148    139
    Add: Reinsurance recoverables.....................    463     403    373
                                                        -----   -----   ----
  Balance at December 31,.............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
  ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
  Separate account value........     $  11,337             N/A        $   8,213             N/A
  Net amount at risk(2).........     $      33(3)          N/A        $      --(3)          N/A
  Average attained age of
    contractholders.............      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
    MINIMUM RETURN
  Separate account value........     $  41,515       $  16,143        $  44,036       $  13,179
  Net amount at risk(2).........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
  Average attained age of
    contractholders.............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
  UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $   2,797    $   3,262
  Net amount at risk(2)...............................   $  38,621(3) $  48,630(3)
  Average attained age of policyholders...............    57 years     57 years


--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
  Balance at January 1, 2005...........      $--           $--             $--         $--
  Incurred guaranteed benefits.........        3            --               9          12
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
  Balance at December 31, 2005.........        3            --               9          12
  Incurred guaranteed benefits.........       --            --              22          22
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
  Balance at December 31, 2006.........       --            --              31          31
  Incurred guaranteed benefits.........        6            28              34          68
  Paid guaranteed benefits.............       (4)           --              --          (4)
                                             ---           ---             ---         ---
  Balance at December 31, 2007.........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
  Mutual Fund Groupings
    Equity..............................................  $40,608   $37,992
    Bond................................................    2,307     2,831
    Balanced............................................    4,422     2,790
    Money Market........................................    1,265       949
    Specialty...........................................      395       460
                                                          -------   -------
      Total.................... ........................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
  Direct premiums....................................  $ 654   $ 599   $ 413
  Reinsurance assumed................................     17      21      38
  Reinsurance ceded..................................   (318)   (312)   (170)
                                                       -----   -----   -----
  Net premiums.......................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
  Reinsurance recoverables netted against policyholder
    benefits and claims..............................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
  Assumed premiums...................................  $ 17     $ 21     $ 38
  Assumed fees, included in universal life and
    investment-type product policy fees..............  $119     $ 65     $194
  Assumed fees, included in net investment gains
    (losses).........................................  $ --     $ --     $  6
  Assumed benefits, included in policyholder benefits
    and claims.......................................  $ 18     $ 11     $ 32
  Assumed benefits, included in interest credited to
    policyholder account balances....................  $ 53     $ 49     $ 42
  Assumed acquisition costs, included in other
    expenses.........................................  $ 39     $ 58     $111
  Ceded premiums.....................................  $ 32     $ 21     $ 12
  Ceded fees, included in universal life and
    investment-type product policy fees..............  $216     $130     $ 93
  Interest earned on ceded reinsurance, included in
    other revenues...................................  $ 85     $ 68     $ 55
  Ceded benefits, included in policyholder benefits and
    claims...........................................  $ 95     $ 86     $ 92
  Interest costs on ceded reinsurance, included in
    other expenses...................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Current:
    Federal.....................................       $  9            $ 18       $ (3)
    State and local.............................          4              --         (2)
    Foreign.....................................          1              --         --
                                                       ----            ----       ----
      Subtotal..................................         14              18         (5)
                                                       ----            ----       ----
  Deferred:
    Federal.....................................       $306            $212       $162
    State and local.............................         --              (2)        (1)
    Foreign.....................................        (17)             --         --
                                                       ----            ----       ----
      Subtotal..................................        289             210        161
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Tax provision at U.S. statutory rate..........       $365            $288       $191
  Tax effect of:
    Tax-exempt investment income................        (65)            (62)       (27)
    Prior year tax..............................          9              (9)        (9)
    Foreign tax rate differential and change in
      valuation allowance.......................         (7)             12         --
    State tax, net of federal benefit...........          3              --          2
    Other, net..................................         (2)             (1)        (1)
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                         -----------------------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
                                                         -------------   -------
                                                              2007         2006
                                                         -------------   -------
                                                              (IN MILLIONS)
  Deferred income tax assets:
    Benefit, reinsurance and other reserves............     $ 1,929      $ 2,238
    Net unrealized investment losses...................         195          171
    Capital loss carryforwards.........................         150          155
    Investments........................................          54           63
    Net operating loss carryforwards...................          42           10
    Tax credits........................................          20           --
    Operating lease reserves...........................          13           13
    Employee benefits..................................          --            3
    Litigation-related.................................          --            1
    Other..............................................          13           20
                                                            -------      -------
                                                              2,416        2,674
    Less: Valuation allowance..........................          --            4
                                                            -------      -------
                                                              2,416        2,670
                                                            -------      -------
  Deferred income tax liabilities:
    DAC and VOBA.......................................      (1,570)      (1,663)
                                                            -------      -------
                                                             (1,570)      (1,663)
                                                            -------      -------
  Net deferred income tax asset........................     $   846      $ 1,007
                                                            =======      =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
  Balance at January 1, 2007 (date of adoption)...........          $64
  Reductions for tax positions of prior years.............           (2)
  Additions for tax positions of current year.............            5
  Reductions for tax positions of current year............           (8)
  Settlements with tax authorities........................           (6)
                                                                    ---
  Balance at December 31, 2007............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
  Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
  Liability:
    Insolvency assessments...................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
  2008...................................................    $ 3       $15
  2009...................................................    $ 3       $ 8
  2010...................................................    $ 3       $ 6
  2011...................................................    $ 3       $ 6
  2012...................................................    $ 3       $--
  Thereafter.............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   -------
                                                       2007            2006         2005
                                                  -------------   -------------   -------
                                                                  (IN MILLIONS)
  Holding gains (losses) on investments arising
    during the year.............................      $(358)          $(434)      $(1,148)
  Income tax effect of holding gains (losses)...        122             147           402
  Reclassification adjustments:
    Recognized holding (gains) losses included
       in current year income...................        260             487           295
    Amortization of premiums and accretion of
       discounts associated with investments....         --              60            96
    Income tax effect...........................        (88)           (186)         (137)
  Allocation of holding gains on investments
    relating to other policyholder amounts......         27              42            71
  Income tax effect of allocation of holding
    gains to other policyholder amounts.........        (10)            (14)          (25)
                                                      -----           -----       -------
  Net unrealized investment gains (losses)......        (47)            102          (446)
                                                      -----           -----       -------
  Foreign currency translation adjustment.......         12              (2)            2
                                                      -----           -----       -------
  Other comprehensive income (loss).............      $ (35)          $ 100       $  (444)
                                                      =====           =====       =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   ------   -----
                                                           2007        2006     2005
                                                      -------------   ------   -----
                                                               (IN MILLIONS)
  Compensation......................................      $  125      $  134   $ 106
  Commissions.......................................         633         712     931
  Interest and debt issue costs.....................          35          31      25
  Amortization of DAC and VOBA......................         740         488     288
  Capitalization of DAC.............................        (682)       (721)   (886)
  Rent, net of sublease income......................           5          11       7
  Minority interest.................................          --          26       1
  Insurance tax.....................................          44          42      10
  Other.............................................         546         450     196
                                                          ------      ------   -----
    Total other expenses............................      $1,446      $1,173   $ 678
                                                          ======      ======   =====



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                           (AS RESTATED, SEE NOTE 20)
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

Amounts related to the Company's financial instruments are as follows:

DECEMBER 31, 2007                                  NOTIONAL   CARRYING    ESTIMATED
(AS RESTATED, SEE NOTE 20)                          AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2006                                   AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  RESTATEMENT

     The Company identified a miscalculation of the foreign exchange adjustment related to the accrued interest credited liability (included within policyholder account balances) on its foreign denominated issuances under its GIC program. This miscalculation resulted in an overstatement of the foreign currency exchange loss on accrued interest credited payable and an understatement of net income. In addition, the Company recognized that its assessment of the functional currency of its operations in Ireland was not in accordance with the applicable accounting principles. Accordingly, the Company restated its consolidated financial statements for the year ended December 31, 2007 and the quarter ended September 30, 2007 to properly reflect the accrued interest credited

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


liability on its foreign denominated GICs and to properly reflect the functional currency of its operations in Ireland as of the respective date. As a result of the foregoing, the Company's net income for the year ended December 31, 2007 and the quarter ended September 30, 2007 increased by $49 million and $36 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below. See also
Note 22, Quarterly Results of Operations (Unaudited).

                                                   SEPTEMBER 30, 2007           DECEMBER 31, 2007
                                               --------------------------  --------------------------
                                               AS PREVIOUSLY               AS PREVIOUSLY
                                                  REPORTED    AS RESTATED     REPORTED    AS RESTATED
                                               -------------  -----------  -------------  -----------
                                                                     (IN MILLIONS)
ASSETS:
          Current income tax recoverable.....     $    148      $    133      $     91      $     72
          Deferred income tax assets.........     $  1,050      $  1,049      $    848      $    846
          Total assets.......................     $130,928      $130,912      $128,582      $128,561

LIABILITIES:
          Policyholder account balances......     $ 34,233      $ 34,189      $ 33,871      $ 33,815
          Total liabilities..................     $123,951      $123,907      $121,269      $121,213

STOCKHOLDERS' EQUITY:
          Retained earnings..................     $    645      $    681      $    843      $    892
          Accumulated other comprehensive
            income (loss)....................     $   (473)     $   (481)     $   (335)     $   (349)
          Total stockholders' equity.........     $  6,977      $  7,005      $  7,313      $  7,348
          Total liabilities and stockholders'
            equity...........................     $130,928      $130,912      $128,582      $128,561



                                            FOR THE THREE MONTHS ENDED        FOR THE YEAR ENDED
                                                SEPTEMBER 30, 2007            DECEMBER 31, 2007
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                  (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........      $  (90)        $  (48)        $ (198)        $ (142)
  Total revenues.........................      $1,136         $1,178         $4,710         $4,766

EXPENSES:
  Interest credited to policyholder
     account balances....................      $  327         $  325         $1,304         $1,299
  Other expenses.........................      $  327         $  319         $1,455         $1,446
  Total expenses.........................      $  910         $  900         $3,737         $3,723

Income from continuing operations before
  provision for income tax...............      $  226         $  278         $  973         $1,043
Provision for income tax.................      $   72         $   88         $  282         $  303
Income from continuing operations........      $  154         $  190         $  691         $  740
Net income...............................      $  154         $  190         $  695         $  744

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                  FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2007
                                                             ---------------------------
                                                             AS PREVIOUSLY
                                                                REPORTED     AS RESTATED
                                                             -------------   -----------
                                                                    (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................      $  695         $  744
  Losses from sales of investments and businesses, net.....      $  201         $  145
  Interest credited to policyholder account balances.......      $1,304         $1,299
  Change in income tax payable.............................      $  287         $  308
  Change in other assets...................................      $  690         $  681


21.  SUBSEQUENT EVENT

     In October 2008, the Company received advances totaling $300 million from the Federal Home Loan Bank of Boston, which will be included in debt.

     In April 2008, MICC issued a surplus note with a face amount of $750 million and a discount of $7 million ($743 million) to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The unaudited quarterly results of operations for 2007 and 2006 are summarized in the table below:

                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                                                  (AS RESTATED, SEE NOTE 20)
                                                                 ----------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2007
  Total revenues........................    $1,097     $1,143        $1,178         $1,348
  Total expenses........................    $  903     $  885        $  900         $1,035
  Income from continuing operations.....    $  152     $  187        $  190         $  211
  Income from discontinued operations,
    net of income tax...................    $    4         --            --         $   --
  Net income............................    $  156     $  187        $  190         $  211



                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2006
  Total revenues........................    $1,006     $1,068        $1,057          $975
  Total expenses........................    $  830     $  796        $  770          $885
  Income from continuing operations.....    $  127     $  191        $  207          $ 72
  Income from discontinued operations,
    net of income tax...................        --         --            --            --
  Net income............................    $  127     $  191        $  207          $ 72

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

(1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007 (As Restated, See Note 20)
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007 (As Restated,
  See Note 20)
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,104               23             27               7
Corporate & Other........          26           293              33               --             67              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,277             $740           $706             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.